UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08941

The Vantagepoint Funds

(Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Washington D.C. 20002-4240

(Address of principal executive offices) (Zip code)

Angela Montez, Secretary of the Registrant

777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240

(Name and address of agent for service)

Registrant’s telephone number, including area code: (202) 962-4600

Date of fiscal year end: 12/31/12

Date of reporting period: 09/30/12

Item 1 (Schedule of Investments):     The schedule of investments is set forth below.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—65.4%
Aerospace & Defense—0.6%
Boeing Co. (The)
1.875%	11/20/2012		$1,280,000	$1,282,674
Raytheon Co.
1.400%	12/15/2014		430,000	437,080
United Technologies Corp.
1.200%	06/01/2015		280,000	285,227
0.918%	06/01/2015	#	1,285,000	1,301,380

				3,306,361

Auto Components—0.5%
Johnson Controls, Inc.
1.750%	03/01/2014		3,000,000	3,052,020

Automobile—0.7%
Daimler Finance North America LLC
2.300%	01/09/2015	^	1,290,000	1,324,170
1.875%	09/15/2014	^	760,000	772,143
Nissan Motor Acceptance Corp.
1.950%	09/12/2017	^†	650,000	656,526
Volkswagen International Finance NV (Netherlands)
1.625%	03/22/2015	^	1,400,000	1,423,870

				4,176,709

Beverages—1.0%
Anheuser-Busch InBev Worldwide, Inc.
2.500%	03/26/2013	†	1,080,000	1,090,799
0.800%	07/15/2015		610,000	612,974
PepsiCo, Inc.
0.700%	08/13/2015		2,840,000	2,851,831
SABMiller Holdings, Inc.
2.450%	01/15/2017	^	720,000	753,859
1.850%	01/15/2015	^	590,000	604,189

				5,913,652

Biotechnology—0.6%
Amgen, Inc.
2.300%	06/15/2016		700,000	730,706
1.875%	11/15/2014		860,000	883,302
Gilead Sciences, Inc.
2.400%	12/01/2014		370,000	382,778
Life Technologies Corp.
3.500%	01/15/2016		1,300,000	1,369,404

				3,366,190

Capital Markets—1.3%
Astoria Financial Corp.
5.000%	06/19/2017		690,000	717,476
Bank of New York Mellon Corp. (The) MTN
1.200%	02/20/2015		300,000	304,218
Goldman Sachs Group, Inc. (The)
1.439%	02/07/2014	#	1,430,000	1,429,747
Morgan Stanley
1.427%	04/29/2013	#	1,530,000	1,531,939
TD Ameritrade Holding Corp.
4.150%	12/01/2014		1,140,000	1,218,727
WCI Finance LLC/WEA Finance LLC
5.400%	10/01/2012	^	1,000,000	1,000,116
WT Finance Aust Pty Ltd./Westfield Capital/WEA Finance LLC (Australia)
5.125%	11/15/2014	^	1,170,000	1,264,014

				7,466,237

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Chemicals—1.2%
Airgas, Inc.
2.850%	10/01/2013		$460,000 $	469,022
Dow Chemical Co. (The)
7.600%	05/15/2014		4,685,000	5,178,363
2.500%	02/15/2016	†	690,000	720,157
Eastman Chemical Co.
2.400%	06/01/2017		500,000	522,781
Ecolab, Inc.
2.375%	12/08/2014		290,000	300,909

				7,191,232

Commercial Banks—11.3%
Banco Bradesco SA (Brazil)
2.537%	05/16/2014	#^	300,000	302,230
Banco de Credito del Peru (Peru)
4.750%	03/16/2016	^	1,110,000	1,176,600
Banco de Credito e Inversiones (Chile)
3.000%	09/13/2017	^	700,000	700,721
Banco do Brasil SA (Brazil)
4.500%	01/22/2015	^	1,180,000	1,244,900
Bank of Ceylon (Sri Lanka)
6.875%	05/03/2017	^	840,000	900,900
Bank of Nova Scotia (Canada)
1.850%	01/12/2015		950,000	979,739
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015		2,590,000	2,748,360
1.496%	01/13/2014	#	970,000	974,270
BB&T Corp.
1.147%	04/28/2014	#	350,000	352,300
BB&T Corp. MTN
1.600%	08/15/2017		420,000	428,038
BB&T Corp., Series A MTN
3.375%	09/25/2013		700,000	719,262
Canadian Imperial Bank of Commerce (Canada)
0.900%	10/01/2015		1,300,000	1,303,723
Capital One Financial Corp.
7.375%	05/23/2014		3,630,000	3,996,692
3.150%	07/15/2016		1,630,000	1,732,437
2.125%	07/15/2014		860,000	877,898
CIT Group, Inc.
4.750%	02/15/2015	^	700,000	733,250
Commonwealth Bank of Australia (Australia)
2.125%	03/17/2014	^	1,360,000	1,385,724
Credit Suisse (Switzerland)
1.415%	01/14/2014	#	2,020,000	2,032,530
Danske Bank A/S (Denmark)
1.505%	04/14/2014	#^	1,450,000	1,435,258
HSBC Bank plc (United Kingdom)
1.625%	07/07/2014	^†	970,000	977,154
HSBC USA, Inc.
2.375%	02/13/2015		595,000	612,869
ING Bank NV (Netherlands)
3.750%	03/07/2017	^	1,200,000	1,265,736
1.439%	03/15/2013	#^	1,400,000	1,404,731
KeyCorp MTN
3.750%	08/13/2015		560,000	604,430
National Bank of Canada (Canada)
1.500%	06/26/2015		780,000	791,893
Oversea-Chinese Banking Corp. Ltd. (Singapore)
1.625%	03/13/2015	^	700,000	709,063

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Royal Bank of Scotland Group plc (United Kingdom)
2.550%	09/18/2015		$733,000	$742,346
Royal Bank of Scotland plc (The) (United Kingdom)
3.950%	09/21/2015		5,990,000	6,365,214
Royal Bank of Scotland plc (The), Series 2 (United Kingdom)
3.400%	08/23/2013		1,250,000	1,274,164
Santander US Debt SAU (Spain)
3.781%	10/07/2015	^†	5,200,000	5,215,850
Sparebank 1 Boligkreditt AS (Norway)
2.625%	05/27/2016	^	570,000	603,086
Standard Chartered plc (United Kingdom)
3.200%	05/12/2016	^	3,800,000	3,969,480
Toronto-Dominion Bank (The) (Canada)
2.500%	07/14/2016	†	3,850,000	4,074,447
Union Bank NA, Bank Note
2.125%	12/16/2013		1,380,000	1,405,095
US Bancorp
4.200%	05/15/2014		1,300,000	1,377,237
US Bancorp MTN
1.375%	09/13/2013		1,000,000	1,008,784
US Bank NA, Bank Note
0.735%	10/14/2014	#	690,000	688,746
Wachovia Bank NA, Bank Note
4.800%	11/01/2014		1,385,000	1,490,120
Wells Fargo & Co. MTN
2.100%	05/08/2017		6,810,000	7,053,246
Westpac Banking Corp. (Australia)
1.010%	04/08/2013	#^	1,000,000	1,002,965

				66,661,488

Commercial Services & Supplies—0.2%
PHH Corp.
7.375%	09/01/2019	†	1,000,000	1,075,000

Communications Equipment—0.1%
SBA Communications Corp.
5.625%	10/01/2019	^†	430,000	439,138

Computers & Peripherals—1.7%
Hewlett-Packard Co.
3.000%	09/15/2016	†	4,436,000	4,588,767
2.650%	06/01/2016		750,000	767,998
2.350%	03/15/2015		1,100,000	1,121,525
1.550%	05/30/2014		3,660,000	3,682,458

				10,160,748

Consumer Finance—5.5%
Ally Financial, Inc.
4.625%	06/26/2015		1,300,000	1,333,998
American Express Credit Corp. MTN
2.750%	09/15/2015		2,500,000	2,635,613
1.750%	06/12/2015		2,975,000	3,045,046
American Express Credit Corp., Series D MTN
5.125%	08/25/2014		3,177,000	3,438,257
American Honda Finance Corp.
2.375%	03/18/2013	^	470,000	474,150
1.450%	02/27/2015	^	1,190,000	1,209,632
Caterpillar Financial Services Corp.
2.050%	08/01/2016		2,766,000	2,885,726
Caterpillar Financial Services Corp. MTN
1.125%	12/15/2014		200,000	202,753

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Ford Motor Credit Co. LLC
3.875%	01/15/2015		$1,280,000	$1,338,454
General Motors Financial Co., Inc.
4.750%	08/15/2017	^†	990,000	1,016,154
HSBC Finance Corp.
0.848%	06/01/2016	#	5,347,000	5,113,620
Hyundai Capital America
1.625%	10/02/2015	^	580,000	580,710
International Lease Finance Corp.
4.875%	04/01/2015		690,000	719,782
John Deere Capital Corp. MTN
2.950%	03/09/2015		1,210,000	1,276,080
1.600%	03/03/2014	†	1,160,000	1,178,899
PACCAR Financial Corp. MTN
1.550%	09/29/2014		620,000	632,433
1.050%	06/05/2015		280,000	282,716
0.681%	04/05/2013	#	840,000	842,018
RCI Banque SA (France)
2.328%	04/11/2014	#^	1,900,000	1,861,991
Toyota Motor Credit Corp.
0.875%	07/17/2015		1,620,000	1,629,023
Toyota Motor Credit Corp. MTN
1.000%	02/17/2015		910,000	920,391

				32,617,446

Containers & Packaging—0.1%
Rock-Tenn Co.
4.450%	03/01/2019	^	410,000	433,076

Diversified Financial Services—8.9%
Bank of America Corp.
4.875%	01/15/2013		3,850,000	3,894,264
4.500%	04/01/2015		4,325,000	4,635,669
3.700%	09/01/2015		635,000	671,231
Bank of America Corp., Series 1
3.750%	07/12/2016		520,000	552,196
Caisse Centrale Desjardins du Quebec (Canada)
1.700%	09/16/2013	^	350,000	354,034
Citigroup, Inc.
6.375%	08/12/2014		2,000,000	2,177,400
6.010%	01/15/2015		2,660,000	2,916,727
6.000%	12/13/2013		2,800,000	2,970,444
4.450%	01/10/2017		1,545,000	1,698,657
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
3.375%	01/19/2017		4,887,000	5,192,310
Equifax, Inc.
4.450%	12/01/2014		240,000	254,125
ERAC USA Finance LLC
2.250%	01/10/2014	^	550,000	557,284
General Electric Capital Corp.
5.900%	05/13/2014		680,000	735,799
2.150%	01/09/2015		1,290,000	1,328,357
1.625%	07/02/2015		1,350,000	1,374,535
General Electric Capital Corp. MTN
1.090%	04/07/2014	#	1,000,000	1,004,724
General Electric Capital Corp., Series A MTN
3.750%	11/14/2014		1,130,000	1,198,379
0.649%	09/15/2014	#	2,075,000	2,064,822
General Electric Capital Corp., Series G MTN
1.308%	05/09/2016	#	5,675,000	5,683,456
Harley-Davidson Financial Services, Inc.
1.150%	09/15/2015	^	420,000	420,815

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
JPMorgan Chase & Co.
3.150%	07/05/2016		$8,090,000	$8,564,301
JPMorgan Chase & Co. MTN
1.875%	03/20/2015		1,230,000	1,255,674
Lender Processing Services, Inc.
5.750%	04/15/2023		450,000	450,000
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		1,040,000	1,088,957
National Rural Utilities Cooperative Finance Corp.
1.000%	02/02/2015		520,000	526,343
Susser Holdings LLC/Susser Finance Corp.
8.500%	05/15/2016		950,000	1,027,187

				52,597,690

Diversified Telecommunication Services—5.5%
AT&T, Inc.
2.500%	08/15/2015		6,000,000	6,308,940
0.875%	02/13/2015		620,000	625,669
British Telecommunications plc (United Kingdom)
2.000%	06/22/2015		400,000	411,541
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014		400,000	425,618
Deutsche Telekom International Finance BV (Netherlands)
3.125%	04/11/2016	^	8,695,000	9,151,322
Frontier Communications Corp.
6.250%	01/15/2013		700,000	710,500
Telecom Italia Capital SA (Luxembourg)
5.250%	11/15/2013		280,000	289,450
5.250%	10/01/2015		1,986,000	2,095,230
Telefonica Emisiones SAU (Spain)
4.949%	01/15/2015	†	4,000,000	4,105,000
2.582%	04/26/2013		1,090,000	1,094,088
Verizon Communications, Inc.
4.350%	02/15/2013		750,000	760,980
1.250%	11/03/2014		1,680,000	1,707,309
0.972%	03/28/2014	#	3,595,000	3,624,112
Windstream Corp.
8.125%	08/01/2013		190,000	200,450
7.875%	11/01/2017		880,000	987,800

				32,498,009

Electric Utilities—2.3%
Enel Finance International NV (Luxembourg)
3.875%	10/07/2014	^	6,034,000	6,206,615
Exelon Generation Co. LLC
5.350%	01/15/2014		5,345,000	5,636,062
Georgia Power Co.
1.300%	09/15/2013		1,100,000	1,109,314
NextEra Energy Capital Holdings, Inc.
1.611%	06/01/2014		520,000	526,813
1.200%	06/01/2015		210,000	211,471

				13,690,275

Electronic Equipment, Instruments & Components—0.4%
Agilent Technologies, Inc.
2.500%	07/15/2013	†	470,000	476,406
Tech Data Corp.
3.750%	09/21/2017		1,440,000	1,467,661
Thermo Fisher Scientific, Inc.
2.150%	12/28/2012		640,000	641,854

				2,585,921

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Energy Equipment & Services—0.1%
Schlumberger Investment SA (Luxembourg)
1.250%	08/01/2017	^	$700,000	$699,977

Food & Staples Retailing—1.5%
Kroger Co. (The)
2.200%	01/15/2017		650,000	666,430
Safeway, Inc.
3.400%	12/01/2016		650,000	681,184
TESCO plc (United Kingdom)
2.000%	12/05/2014	^	3,700,000	3,774,229
Walgreen Co.
1.000%	03/13/2015		570,000	572,574
0.899%	03/13/2014	#	2,928,000	2,932,755
Woolworths Ltd. (Australia)
2.550%	09/22/2015	^	220,000	229,406

				8,856,578

Food Products—0.9%
ConAgra Foods, Inc.
1.350%	09/10/2015		200,000	201,539
Ingredion, Inc.
3.200%	11/01/2015		310,000	327,394
Kellogg Co.
5.125%	12/03/2012		1,000,000	1,008,003
Kraft Foods Group, Inc.
1.625%	06/04/2015	^	440,000	446,955
Kraft Foods, Inc.
5.250%	10/01/2013		340,000	354,939
2.625%	05/08/2013		340,000	344,005
Unilever Capital Corp.
0.450%	07/30/2015		590,000	588,317
Wm. Wrigley Jr. Co.
3.700%	06/30/2014	^	2,190,000	2,259,651

				5,530,803

Gas Utilities—0.3%
Korea Gas Corp. (South Korea)
2.250%	07/25/2017	^	1,200,000	1,212,168
Sabine Pass LNG LP
7.250%	11/30/2013		665,000	711,550

				1,923,718

Health Care Equipment & Supplies—0.5%
Covidien International Finance SA (Luxembourg)
1.875%	06/15/2013		880,000	888,759
1.350%	05/29/2015		350,000	354,742
DENTSPLY International, Inc.
1.935%	08/15/2013	#	800,000	804,236
Stryker Corp.
3.000%	01/15/2015		680,000	715,631

				2,763,368

Health Care Providers & Services—1.6%
Express Scripts Holding Co.
2.750%	11/21/2014	^	1,300,000	1,350,556
HCA, Inc.
6.750%	07/15/2013		225,000	234,000
Quest Diagnostics, Inc.
1.223%	03/24/2014	#	410,000	413,109
UnitedHealth Group, Inc.
4.875%	02/15/2013		3,000,000	3,047,496
WellPoint, Inc.
5.000%	12/15/2014		2,000,000	2,168,364

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
2.375%	02/15/2017		$1,445,000	$1,495,939
1.250%	09/10/2015		550,000	554,239

				9,263,703

Household Durables—0.1%
Lennar Corp.
4.750%	12/15/2017	^	700,000	726,250

Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)
7.750%	03/01/2014		565,000	610,200

Industrial Conglomerates—0.1%
Danaher Corp.
1.300%	06/23/2014		400,000	406,414

Insurance—3.2%
Aflac, Inc.
3.450%	08/15/2015	†	2,937,000	3,154,259
Allstate Corp. (The)
6.200%	05/16/2014		800,000	871,472
American International Group, Inc.
3.000%	03/20/2015	†	700,000	725,263
2.375%	08/24/2015		400,000	404,549
Hartford Financial Services Group, Inc.
4.000%	03/30/2015		510,000	538,075
MetLife, Inc.
2.375%	02/06/2014		450,000	460,625
Metropolitan Life Global Funding I
5.125%	04/10/2013	^	2,000,000	2,048,454
1.208%	01/10/2014	#^	2,100,000	2,112,041
Prudential Covered Trust 2012-1
2.997%	09/30/2015	^	2,275,000	2,365,243
Prudential Financial, Inc. MTN
6.000%	12/01/2017		600,000	711,062
3.875%	01/14/2015		1,951,000	2,073,353
Prudential Financial, Inc., Series C MTN
4.750%	06/13/2015		2,290,000	2,505,956
Prudential Financial, Inc., Series D MTN
5.150%	01/15/2013		1,000,000	1,013,299

				18,983,651

Internet & Catalog Retail—0.1%
eBay, Inc.
0.875%	10/15/2013		500,000	501,641

IT Services—0.4%
Computer Sciences Corp.
2.500%	09/15/2015	†	270,000	274,213
International Business Machines Corp.
2.100%	05/06/2013		2,170,000	2,193,006

				2,467,219

Life Sciences Tools & Services—0.2%
Howard Hughes Medical Institute
3.450%	09/01/2014		1,100,000	1,164,567

Machinery—0.0%
Tyco Electronics Group SA (Luxembourg)
1.600%	02/03/2015		270,000	274,196

Media—2.1%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%	10/01/2014		1,060,000	1,137,316

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
DISH DBS Corp.
4.625%	07/15/2017	^†	$1,000,000	$1,027,500
NBCUniversal Media LLC
3.650%	04/30/2015		850,000	909,745
Time Warner Cable, Inc.
8.250%	02/14/2014		2,200,000	2,422,009
6.200%	07/01/2013		5,500,000	5,733,667
Time Warner, Inc.
3.150%	07/15/2015		440,000	469,874
Viacom, Inc.
4.375%	09/15/2014		700,000	748,957

				12,449,068

Metals & Mining—3.7%
Alcoa, Inc.
6.000%	07/15/2013		5,200,000	5,400,387
Anglo American Capital plc (United Kingdom)
2.625%	09/27/2017	^	2,150,000	2,159,817
ArcelorMittal (Luxembourg)
4.750%	02/25/2017	†	780,000	765,819
4.000%	08/05/2015	†	1,000,000	994,340
Barrick Gold Corp. (Canada)
1.750%	05/30/2014		510,000	517,752
Barrick Gold Financeco LLC
6.125%	09/15/2013		795,000	836,485
BHP Billiton Finance USA Ltd. (Australia)
1.000%	02/24/2015		360,000	363,818
0.704%	02/18/2014	#	2,704,000	2,715,473
FMG Resources August 2006 Pty Ltd. (Australia)
6.000%	04/01/2017	^	720,000	673,200
Freeport-McMoRan Copper & Gold, Inc.
2.150%	03/01/2017		270,000	273,334
1.400%	02/13/2015		300,000	302,336
Rio Tinto Finance USA Ltd. (Australia)
8.950%	05/01/2014		2,875,000	3,239,901
Rio Tinto Finance USA plc (United Kingdom)
1.125%	03/20/2015		700,000	705,818
Steel Dynamics, Inc.
7.375%	11/01/2012		880,000	885,770
Xstrata Finance Canada Ltd. (Canada)
2.850%	11/10/2014	^	1,765,000	1,815,419

				21,649,669

Multiline Retail—0.6%
Dollar General Corp.
4.125%	07/15/2017		945,000	992,250
Target Corp.
1.125%	07/18/2014		500,000	506,509
0.625%	07/18/2014	#	1,800,000	1,807,636

				3,306,395

Multi-Utilities—0.6%
DTE Energy Co.
1.118%	06/03/2013	#	950,000	952,833
Sempra Energy
1.149%	03/15/2014	#	2,661,000	2,673,698

				3,626,531

Oil, Gas & Consumable Fuels—1.4%
BP Capital Markets plc (United Kingdom)
3.875%	03/10/2015		700,000	752,829
Chesapeake Energy Corp.
7.625%	07/15/2013	†	460,000	479,550

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
ConocoPhillips
4.750%	02/01/2014			$159,000	$168,007
4.600%	01/15/2015			455,000	496,938
CONSOL Energy, Inc.
8.000%	04/01/2017			200,000	210,000
Enterprise Products Operating LLC
1.250%	08/13/2015			280,000	282,975
Forest Oil Corp.
8.500%	02/15/2014	†		525,000	568,641
Petrohawk Energy Corp.
7.875%	06/01/2015			1,000,000	1,042,344
Phillips 66
2.950%	05/01/2017	^		270,000	285,938
1.950%	03/05/2015	^†		270,000	276,430
Rockies Express Pipeline LLC
3.900%	04/15/2015	^		680,000	673,200
Tesoro Corp.
4.250%	10/01/2017			700,000	722,750
Total Capital International SA (France)
1.500%	02/17/2017			410,000	417,739
TransCanada PipeLines Ltd. (Canada)
3.400%	06/01/2015			550,000	589,186
WPX Energy, Inc.
5.250%	01/15/2017			990,000	1,074,150

					8,040,677

Paper & Forest Products—0.1%
Masco Corp.
4.800%	06/15/2015			465,000	490,084

Personal Products—0.2%
Revlon Consumer Products Corp.
9.750%	11/15/2015			950,000	1,009,375

Pharmaceuticals—1.3%
GlaxoSmithKline Capital plc (United Kingdom)
0.750%	05/08/2015			860,000	865,696
Novartis Capital Corp.
4.125%	02/10/2014			1,170,000	1,228,653
Pfizer, Inc.
3.625%	06/03/2013		EUR	200,000	262,919
Sanofi (France)
1.625%	03/28/2014			800,000	814,446
Takeda Pharmaceutical Co. Ltd (Japan)
1.031%	03/17/2015	^		1,400,000	1,411,774
Teva Pharmaceutical Finance III BV (Netherlands Antilles)
1.700%	03/21/2014			500,000	507,884
Teva Pharmaceutical Finance IV LLC
1.700%	11/10/2014			1,040,000	1,064,638
Valeant Pharmaceuticals International
6.500%	07/15/2016	^†		720,000	758,700
Watson Pharmaceuticals, Inc.
1.875%	10/01/2017			430,000	435,302

					7,350,012

Real Estate Investment Trusts (REITs)—0.8%
Digital Realty Trust LP
4.500%	07/15/2015			550,000	588,838
Duke Realty LP
5.400%	08/15/2014			560,000	599,346
HCP, Inc.
2.700%	02/01/2014			1,410,000	1,440,074

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Health Care REIT, Inc.
6.000%	11/15/2013		$810,000	$850,986
Simon Property Group LP
4.200%	02/01/2015		210,000	223,759
Vornado Realty LP
4.250%	04/01/2015		1,080,000	1,142,007

				4,845,010

Road & Rail—0.5%
JB Hunt Transport Services, Inc.
3.375%	09/15/2015		850,000	877,557
Penske Truck Leasing Co. Lp/PTL Finance Corp.
3.125%	05/11/2015	^	800,000	818,976
2.500%	03/15/2016	^	620,000	620,348
Ryder System, Inc. MTN
2.500%	03/01/2017		540,000	549,856

				2,866,737

Semiconductors & Semiconductor Equipment—0.2%
Texas Instruments, Inc.
0.450%	08/03/2015		1,210,000	1,207,178

Software—0.4%
Microsoft Corp.
2.950%	06/01/2014		1,400,000	1,460,591
Oracle Corp.
3.750%	07/08/2014		700,000	741,620

				2,202,211

Tobacco—1.4%
Altria Group, Inc.
8.500%	11/10/2013		5,319,000	5,773,594
BAT International Finance plc (United Kingdom)
1.400%	06/05/2015	^	2,469,000	2,489,549

				8,263,143

Trading Companies & Distributors—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019		695,000	726,275

Transportation Infrastructure—0.6%
BAA Funding Ltd. (CHI)
2.500%	06/25/2015	^	3,500,000	3,573,056

Wireless Telecommunication Services—0.4%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015		300,000	320,770
Vodafone Group plc (United Kingdom)
4.150%	06/10/2014		1,780,000	1,885,373

				2,206,143

TOTAL CORPORATE OBLIGATIONS (Cost $376,276,457)				385,215,041

MORTGAGE-RELATED SECURITIES—7.0%
Commercial Mortgage-Backed Securities—0.2%
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A2
2.900%	10/29/2020		1,100,000	1,182,500

Non-Agency Mortgage-Backed Securities—2.6%
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 1A1
3.052%	01/25/2035	#	566,995	539,497

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-RELATED SECURITIES—(Continued)
Fosse Master Issuer plc, Series 2012-1A, Class 2A2 (United Kingdom)
1.855%	10/18/2054	#^	$2,250,000	$2,306,708
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.647%	09/25/2035	#	1,995,875	2,014,366
Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A
2.898%	12/19/2035	#	2,541,443	2,070,438
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2
2.515%	12/25/2034	#	1,379,901	1,426,231
Provident Funding Mortgage Loan Trust, Series 2004-1, Class 1A1
2.619%	04/25/2034	#	202,173	204,207
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042	#	2,341,667	2,398,205
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	2,350,113	2,503,558
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 2A1
2.140%	10/19/2034	#	509,710	374,265
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.908%	03/25/2044	#	496,362	490,509
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class B1
2.616%	09/25/2034	#	1,321,644	1,062,847

				15,390,831

U.S. Government Agency Mortgage-Backed Securities—4.2%
Federal Deposit Insurance Corporation Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A
3.250%	04/25/2038	^	1,273,636	1,326,174
Federal National Mortgage Association
3.140%	07/01/2041	#	3,646,957	3,844,475
3.069%	06/01/2041	#	2,382,120	2,506,806
2.545%	09/01/2034	#	121,291	128,437
2.537%	09/01/2034	#	171,320	181,618
2.313%	10/01/2034	#	1,446,952	1,532,277
2.063%	10/01/2034	#	219,382	230,935
0.596%	07/01/2016	#	2,800,000	2,811,917
Federal National Mortgage Association TBA
2.500%	10/25/2027		6,470,000	6,801,587
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020		336,590	342,480
National Credit Union Administration Guaranteed Notes, Series 2010-R2, Class 1A
0.598%	11/06/2017	#	1,475,182	1,478,870
National Credit Union Administration Guaranteed Notes, Series 2010-R3, Class 1A
0.788%	12/08/2020	#	3,433,149	3,453,748

				24,639,324

TOTAL MORTGAGE-RELATED SECURITIES (Cost $41,391,108)				41,212,655

U.S. TREASURY OBLIGATIONS—9.7%
U.S. Treasury Bills—0.4%
U.S. Treasury Bill
0.050%	10/11/2012		2,315,000	2,314,965

U.S. Treasury Notes—9.3%
U.S. Treasury Note
1.250%	10/31/2015		29,720,000	30,558,193
0.875%	11/30/2016		21,450,000	21,800,236
0.375%	06/30/2013	‡‡	280,000	280,459

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date			Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
0.250%	02/15/2015 05/15/2015	-		$2,185,000	$2,183,437

					54,822,325

TOTAL U.S. TREASURY OBLIGATIONS (Cost $56,922,154)					57,137,290

GOVERNMENT RELATED OBLIGATIONS—6.4%
U.S. Government Agencies—2.8%
Federal Home Loan Bank
0.050%	10/16/2012			3,785,000	3,784,916
Federal Home Loan Mortgage Corp.
0.625%	12/29/2014			7,800,000	7,852,268
Federal National Mortgage Association
0.500%	09/28/2015			3,210,000	3,220,984
National Credit Union Administration Guaranteed Notes, Series A2
1.400%	06/12/2015			1,770,000	1,813,542

					16,671,710

Non-U.S. Government Agencies—0.6%
Caisse d’Amortissement de la Dette Sociale (France)
2.125%	04/12/2017		^	1,420,000	1,462,471
IPIC Ltd. MTN (Cayman Islands)
3.125%	11/15/2015		^	500,000	521,000
Korea National Oil Corp. (Korea, Republic of)
2.875%	11/09/2015		^	1,160,000	1,211,043
Petrobras International Finance Co. (Cayman Islands)
2.875%	02/06/2015			410,000	422,434

					3,616,948

Sovereign Debt—0.7%
Korea Finance Corp. (Korea, Republic of)
3.250%	09/20/2016			1,660,000	1,759,198
Panama Government International Bond (Panama)
7.250%	03/15/2015			393,000	450,968
Qatar Government International Bond (Qatar)
3.125%	01/20/2017		^	780,000	825,630
South Africa Government International Bond (South Africa)
6.500%	06/02/2014			880,000	962,720

					3,998,516

Supranational—0.9%
European Investment Bank
1.125%	04/15/2015			5,555,000	5,644,685

U.S. Municipal Bonds—1.1%
California General Obligation Bonds (California)
5.450%	04/01/2015			3,635,000	4,021,110
5.250%	04/01/2014			1,655,000	1,762,906
University of California Revenue Bonds (California)
1.988%	05/15/2050		#	460,000	464,425

					6,248,441

Non-U.S. Regional Authority Bonds—0.3%
Province of Manitoba (Canada)
1.375%	04/28/2014		†	1,500,000	1,525,073

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $36,697,663)					37,705,373

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—9.3%
Automobile—1.7%
Enterprise Fleet Financing LLC Series 2012-1, Class A2
1.140%	11/20/2017	^	$2,800,000	$2,811,481
Ford Credit Auto Owner Trust Series 2009-A, Class A4
6.070%	05/15/2014		749,730	760,882
Ford Credit Auto Owner Trust Series 2009-D
2.980%	08/15/2014		1,565,170	1,580,252
Harley-Davidson Motorcycle Trust Series 2009-3, Class A4
2.540%	04/15/2017		628,650	629,544
Honda Auto Receivables Owner Trust Series 2011-1, Class A3
1.130%	10/15/2014		1,787,813	1,794,916
Honda Auto Receivables Owner Trust Series 2009-2, Class A4
4.430%	07/15/2015		431,431	432,230
Hyundai Capital Auto Funding Ltd. (Cayman Islands) Series 2010-8A, Class A
1.220%	09/20/2016	#^	2,200,000	2,188,560

				10,197,865

Credit Card—6.9%
American Express Credit Account Master Trust Series 2008-5, Class A
1.021%	03/15/2016	#	4,550,000	4,581,088
Capital One Multi-Asset Execution Trust Series 2006-A5, Class A5
0.281%	01/15/2016	#	6,750,000	6,748,927
Capital One Multi-Asset Execution Trust Series 2005-A10, Class A
0.301%	09/15/2015	#	2,095,000	2,094,853
Chase Issuance Trust Series 2007-A17, Class A
5.120%	10/15/2014		5,050,000	5,061,582
Citibank Credit Card Issuance Trust Series 2009-A5, Class A5
2.250%	12/23/2014		4,230,000	4,249,340
Citibank Credit Card Issuance Trust Series 2008-A2, Class A2
1.367%	01/23/2020	#	3,300,000	3,466,370
Discover Card Master Trust Series 2012-A1, Class A1
0.810%	08/15/2017		2,050,000	2,068,181
GE Capital Credit Card Master Note Trust Series 2012-1, Class A
1.030%	01/15/2018		2,000,000	2,021,381
GE Capital Credit Card Master Note Trust Series 2010-3, Class A
2.210%	06/15/2016		6,300,000	6,379,893
Gracechurch Card Funding plc (United Kingdom) Series 2012-1A, Class A1
0.921%	02/15/2017	#^	2,700,000	2,706,437
Penarth Master Issuer plc (United Kingdom) Series 2012-1A, Class A1
0.790%	03/18/2014	#^	780,000	780,801
Penarth Master Issuer plc (United Kingdom) Series 2011-1A, Class A1
0.870%	05/18/2015	#^	300,000	299,816

				40,458,669

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Other—0.7%
CenterPoint Energy Transition Bond Co. LLC Series 2012-1, Class A1
0.901%	04/15/2018		$2,570,000	$2,596,163
MMAF Equipment Finance LLC Series 2011-AA, Class A3
1.270%	09/15/2015	^	1,560,000	1,565,972

				4,162,135

TOTAL ASSET-BACKED SECURITIES (Cost $54,771,983)				54,818,669

			Shares	Value
MONEY MARKET FUNDS—7.3%
Institutional Money Market Funds—7.3%
Dreyfus Institutional Cash Advantage Fund, 0.13%		††¥	3,900,000	3,900,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.20%			¥17,622,525	17,622,525
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.20%		††¥	1,194,847	1,194,847
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.16%		††¥	5,000,000	5,000,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.17%		††¥	5,000,000	5,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.17%		††¥	5,000,000	5,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.15%		††¥	5,000,000	5,000,000

TOTAL MONEY MARKET FUNDS (Cost $42,717,372)				42,717,372

TOTAL INVESTMENTS—105.1% (Cost $608,776,737)				618,806,400
Other assets less liabilities—(5.1%)				(30,011,700)

NET ASSETS—100.0%			$588,794,700

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Legend to the Schedule of Investments:

EUR	European Monetary Unit
MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	Security is subject to delayed delivery.

#	Rate is subject to change. Rate shown reflects current rate.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $105,346,386, which represents 17.9% of Net Assets. The illiquid 144A securities represented 0.8% of Net Assets, and 4.4% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Inflation Protected Securities Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—2.0%
Capital Markets—0.7%
Bear Stearns Cos. LLC (The), Series CPI MTN
3.460%	03/10/2014		#	$380,000	$392,377
Morgan Stanley MTN
2.937%	05/14/2013		#†	4,000,000	4,040,028

					4,432,405

Consumer Finance—1.2%
HSBC Finance Corp.
0.705%	01/15/2014		#	4,900,000	4,870,443
SLM Corp. MTN
6.250%	01/25/2016			2,400,000	2,616,000
5.050%	11/14/2014			500,000	530,256
SLM Corp., Series MTNBED
3.914%	03/15/2013		#	120,000	119,778

					8,136,477

Diversified Financial Services—0.1%
Citigroup, Inc.
2.438%	08/13/2013		#	700,000	709,507

TOTAL CORPORATE OBLIGATIONS (Cost $12,907,370)					13,278,389

U.S. TREASURY OBLIGATIONS—94.3%
U.S. Treasury Bills—0.0%
U.S. Treasury Bill
0.134%	01/31/2013			253,000	252,925

U.S. Treasury Inflation Protected Securities Bonds—35.6%
U.S. Treasury Bond
3.875%	04/15/2029			10,785,000	25,003,144
3.625%	04/15/2028			11,240,000	25,311,396
3.375%	04/15/2032			449,100	964,421
2.500%	01/15/2029			14,100,000	21,559,233
2.375%	01/15/2025 01/15/2027	-		44,107,400	72,147,192
2.125%	02/15/2041			9,600,300	14,791,613
2.125%	02/15/2040		‡‡	7,794,800	12,087,536
2.000%	01/15/2026			18,005,000	27,359,329
1.750%	01/15/2028			16,570,000	23,507,480
0.750%	02/15/2042			13,064,500	14,441,487

					237,172,831

U.S. Treasury Inflation Protected Securities Notes—58.7%
U.S. Treasury Note
2.625%	07/15/2017			21,335,000	28,527,325
2.500%	07/15/2016			7,124,800	9,389,230
2.375%	01/15/2017			3,165,300	4,219,929
2.125%	01/15/2019			3,107,600	4,073,348
2.000%	01/15/2014 01/15/2016	-		31,273,500	40,523,034
1.875%	07/15/2013 07/15/2019	-		19,976,900	25,943,679
1.625%	01/15/2015 01/15/2018	-		8,155,000	10,492,744
1.375%	01/15/2020			8,539,800	10,836,590
1.250%	04/15/2014 07/15/2020	-		26,765,000	32,200,271
1.125%	01/15/2021			20,795,000	25,809,837
0.625%	07/15/2021			24,889,500	28,986,773
0.500%	04/15/2015			18,926,700	21,034,386

Vantagepoint Inflation Protected Securities Fund
Coupon Rate	Maturity Date			Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
0.125%	04/15/2016 07/15/2022	-		$135,705,400	$148,962,635

					390,999,781

TOTAL U.S. TREASURY OBLIGATIONS (Cost $570,607,418)					628,425,537

GOVERNMENT RELATED OBLIGATIONS—0.5%
U.S. Government Agencies—0.1%
New Valley Generation I, Series 2000-1
7.299%	03/15/2019			751,486	903,662

Non-U.S. Government Agencies—0.4%
Export-Import Bank of Korea (Korea, Republic of)
4.000%	01/29/2021			1,200,000	1,313,415
Petrobras International Finance Co. (Cayman Islands)
3.875%	01/27/2016			1,200,000	1,275,372

					2,588,787

Supranational—0.0%
International Bank for Reconstruction & Development, Series CPI
2.330%	12/10/2013		#	275,000	277,439

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $3,567,465)					3,769,888

ASSET-BACKED SECURITIES—0.7%
Home Equity—0.3%
Argent Securities, Inc.
Series 2005-W2, Class A2B1
0.417%	10/25/2035		#	197,677	195,734
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF11, Class A2D
0.557%	11/25/2035		#	1,349,671	1,276,645
Saxon Asset Securities Trust
Series 2003-1, Class AF7
4.034%	06/25/2033			120,094	120,295

					1,592,674

Manufactured Housing—0.1%
Conseco Finance Securitizations Corp.
Series 2002-1, Class A
6.681%	12/01/2033		#	738,250	772,678

Other—0.0%
Park Place Securities, Inc.
Series 2004-WWF1, Class M2
0.897%	12/25/2034		#	239,986	238,921

Student Loan—0.3%
Illinois Student Assistance Commission
Series 2010-1, Class A1
0.931%	04/25/2017		#	525,193	525,913
North Carolina State Education Assistance Authority
Series 2011-2, Class A1
0.090%	10/26/2020		#	410,012	410,156

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Inflation Protected Securities Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
South Carolina Student Loan Corp.
Series 2010-1, Class A1
0.901%	01/25/2021	#	$1,174,953	$1,175,529

				2,111,598

TOTAL ASSET-BACKED SECURITIES (Cost $4,541,814)				4,715,871

			Contracts	Value
PURCHASED OPTIONS—0.0%
Put—U.S. Long Bond, Expires
11/23/2012, Strike $144.00			63	47,250
Call—U.S. Long Bond, Expires
11/23/2012, Strike $152.00			39	51,187

(Cost $206,670)				98,437

Coupon Rate	Maturity Date		Face	Value
CERTIFICATES OF DEPOSIT—0.7%
Commercial Banks—0.7%
Abbey National Treasury Services plc (United Kingdom)
1.758%	06/10/2013		$3,800,000	3,785,670
Dexia Credit Local S.A. (France)
1.650%	09/12/2013		700,000	699,657

TOTAL CERTIFICATES OF DEPOSIT (Cost $4,500,000)				4,485,327

			Shares	Value
MONEY MARKET FUNDS—1.7%
Institutional Money Market Funds—1.7%
Dreyfus Institutional Cash Advantage Fund, 0.13%		††¥	50,000	50,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.20%			¥10,933,210	10,933,210
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.20%		††¥	57,500	57,500
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.16%		††¥	50,000	50,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.17%		††¥	50,000	50,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.17%		††¥	50,000	50,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.15%		††¥	50,000	50,000

TOTAL MONEY MARKET FUNDS (Cost $11,240,710)				11,240,710

TOTAL INVESTMENTS—99.9% (Cost $607,571,447)				666,014,159
Other assets less liabilities—0.1%				521,796

NET ASSETS—100.0%			$666,535,955

Legend to the Schedule of Investments:

MTN Medium Term Note

#	Rate is subject to change. Rate shown reflects current rate.
†	Denotes all or a portion of the security on loan.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—94.3%
Aerospace & Defense—2.1%
Boeing Co. (The)		74,200	$5,165,804
Honeywell International, Inc.		390,900	23,356,275
Lockheed Martin Corp.		35,800	3,343,004
Raytheon Co.		187,900	10,740,364

			42,605,447

Air Freight & Logistics—2.2%
FedEx Corp.		446,200	37,757,444
United Parcel Service, Inc., Class B		87,300	6,248,061

			44,005,505

Airlines—0.2%
United Continental Holdings, Inc.	*†	207,700	4,050,150

Auto Components—0.1%
Johnson Controls, Inc.		82,100	2,249,540

Automobiles—0.2%
Ford Motor Co.		195,800	1,930,588
Harley-Davidson, Inc.		42,800	1,813,436

			3,744,024

Beverages—0.4%
Molson Coors Brewing Co., Class B		55,300	2,491,265
PepsiCo, Inc.		83,400	5,902,218

			8,393,483

Biotechnology—0.2%
Amgen, Inc.		48,700	4,106,384

Building Products—0.2%
Masco Corp.		201,100	3,026,555
USG Corp.	*†	85,900	1,885,505

			4,912,060

Capital Markets—3.9%
Bank of New York Mellon Corp. (The)		1,581,500	35,773,530
Franklin Resources, Inc.		140,000	17,509,800
Legg Mason, Inc.		161,500	3,985,820
Morgan Stanley		105,500	1,766,070
Northern Trust Corp.		126,200	5,857,573
Och-Ziff Capital Management Group LLC, Class A		38,300	369,978
State Street Corp.		333,500	13,993,660

			79,256,431

Chemicals—0.2%
E.I. Du Pont de Nemours & Co.		66,246	3,330,186

Commercial Banks—3.5%
PNC Financial Services Group, Inc.		343,700	21,687,470
Regions Financial Corp.		319,100	2,300,711
SunTrust Banks, Inc.		201,400	5,693,578
U.S. Bancorp		340,900	11,692,870
Wells Fargo & Co.		848,300	29,291,799

			70,666,428

Commercial Services & Supplies—0.1%
Avery Dennison Corp.		58,800	1,871,016

Communications Equipment—0.7%
Cisco Systems, Inc.		273,800	5,226,842

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Harris Corp.		138,100	$7,073,482
Nokia Oyj ADR (Finland)	†	406,500	1,044,705

			13,345,029

Computers & Peripherals—2.0%
Dell, Inc.		3,806,600	37,533,076
Hewlett-Packard Co.		140,000	2,388,400

			39,921,476

Construction Materials—3.6%
Cemex SAB de CV ADR (Mexico)	*†	2,407,120	20,051,310
Martin Marietta Materials, Inc.		221,000	18,314,270
Vulcan Materials Co.		707,100	33,445,830

			71,811,410

Consumer Finance—3.2%
American Express Co.		528,600	30,056,196
Capital One Financial Corp.		332,900	18,978,629
SLM Corp.		926,700	14,567,724

			63,602,549

Distributors—0.2%
Genuine Parts Co.		54,452	3,323,206

Diversified Financial Services—2.9%
Bank of America Corp.		1,750,006	15,452,553
Citigroup, Inc.		388,199	12,701,871
JPMorgan Chase & Co.		725,000	29,348,000

			57,502,424

Diversified Telecommunication Services—5.6%
AT&T, Inc.		775,542	29,237,933
CenturyLink, Inc.		97,790	3,950,716
Level 3 Communications, Inc.	*†	1,097,599	25,211,849
Telefonica SA (Spain)		145,874	1,949,702
tw telecom inc.	*	1,062,800	27,707,196
Verizon Communications, Inc.		544,241	24,801,062

			112,858,458

Electric Utilities—2.0%
Duke Energy Corp.		134,123	8,691,170
Entergy Corp.		241,300	16,722,090
Exelon Corp.		180,600	6,425,748
FirstEnergy Corp.		60,200	2,654,820
Pinnacle West Capital Corp.		28,000	1,478,400
Xcel Energy, Inc.		163,400	4,527,814

			40,500,042

Electrical Equipment—1.2%
Cooper Industries plc		86,000	6,455,160
Emerson Electric Co.		359,600	17,357,892

			23,813,052

Electronic Equipment, Instruments & Components—0.4%
Corning, Inc.		600,000	7,890,000

Energy Equipment & Services—0.6%
Diamond Offshore Drilling, Inc.	†	77,100	5,073,951
Schlumberger Ltd.		91,100	6,589,263

			11,663,214

Food & Staples Retailing—0.9%
Walgreen Co.		470,900	17,159,596

Food Products—1.0%
Archer-Daniels-Midland Co.		184,700	5,020,146
Campbell Soup Co.	†	161,700	5,630,394

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
ConAgra Foods, Inc.		153,900	$4,246,101
Kellogg Co.		28,300	1,461,978
McCormick & Co., Inc.		52,600	3,263,304

			19,621,923

Health Care Equipment & Supplies—1.5%
Baxter International, Inc.		214,900	12,949,874
Medtronic, Inc.		417,900	18,019,848

			30,969,722

Health Care Providers & Services—1.9%
Quest Diagnostics, Inc.		61,700	3,913,631
UnitedHealth Group, Inc.		342,000	18,950,220
WellPoint, Inc.		254,600	14,769,346

			37,633,197

Hotels, Restaurants & Leisure—1.6%
Carnival Corp.		420,200	15,312,088
InterContinental Hotels Group plc ADR (United Kingdom)		626,000	16,432,500
Marriott International, Inc., Class A	†	33,388	1,305,471

			33,050,059

Household Durables—0.4%
Whirlpool Corp.		94,400	7,826,704

Household Products—0.6%
Clorox Co. (The)		91,100	6,563,755
Energizer Holdings, Inc.		20,100	1,499,661
Kimberly-Clark Corp.		20,559	1,763,551
Procter & Gamble Co. (The)		28,300	1,962,888

			11,789,855

Independent Power Producers & Energy Traders—0.0%
AES Corp. (The)	*	96,900	1,062,993

Industrial Conglomerates—3.9%
3M Co.		102,800	9,500,776
General Electric Co.		1,405,200	31,912,092
Koninklijke Philips Electronics NV NYRS (Netherlands)		1,599,000	37,496,550

			78,909,418

Insurance—8.9%
Allstate Corp. (The)		417,300	16,529,253
Aon plc (United Kingdom)		721,141	37,708,463
Chubb Corp. (The)		41,100	3,135,108
Fairfax Financial Holdings Ltd. (Canada)		91,500	35,394,945
Lincoln National Corp.		135,590	3,279,922
Loews Corp.		787,500	32,492,250
Marsh & McLennan Cos., Inc.		213,800	7,254,234
Sun Life Financial, Inc. (Canada)		102,100	2,371,783
Travelers Cos., Inc. (The)		508,300	34,696,558
Willis Group Holdings plc (United Kingdom)		79,000	2,916,680
XL Group plc (Ireland)		84,000	2,018,520

			177,797,716

Internet & Catalog Retail—1.1%
Liberty Interactive Corp., Series A	*	1,243,500	23,004,750

IT Services—1.3%
Computer Sciences Corp.		158,400	5,102,064

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
International Business Machines Corp.		98,600	$20,454,570

			25,556,634

Leisure Equipment & Products—0.5%
Hasbro, Inc.	†	69,600	2,656,632
Mattel, Inc.		186,700	6,624,116

			9,280,748

Life Sciences Tools & Services—0.4%
Thermo Fisher Scientific, Inc.		141,400	8,318,562

Machinery—2.7%
Illinois Tool Works, Inc.	†	469,100	27,897,377
Ingersoll-Rand plc (Ireland)		91,000	4,078,620
ITT Corp.		48,100	969,215
Stanley Black & Decker, Inc.		251,200	19,154,000
Xylem, Inc.		73,800	1,856,070

			53,955,282

Media—5.0%
Cablevision Systems Corp., Class A		174,200	2,761,070
Comcast Corp., Class A		117,200	4,192,244
DIRECTV	*	674,000	35,358,040
Madison Square Garden Co. (The), Class A	*	60,400	2,432,308
McGraw-Hill Cos., Inc. (The)		112,700	6,152,293
New York Times Co. (The), Class A	*†	183,800	1,793,888
Time Warner, Inc.		224,033	10,155,416
Walt Disney Co. (The)		685,700	35,848,396
WPP plc (Ireland)		162,700	2,216,116

			100,909,771

Metals & Mining—0.5%
Cliffs Natural Resources, Inc.	†	76,100	2,977,793
Newmont Mining Corp.		22,800	1,277,028
Nucor Corp.		156,200	5,976,212

			10,231,033

Multiline Retail—0.9%
Kohl’s Corp.		120,300	6,161,766
Macy’s, Inc.		105,700	3,976,434
Target Corp.		111,000	7,045,170

			17,183,370

Multi-Utilities—1.0%
Dominion Resources, Inc.		208,600	11,043,284
NiSource, Inc.		278,700	7,101,276
TECO Energy, Inc.		57,800	1,025,372

			19,169,932

Oil, Gas & Consumable Fuels—11.4%
Anadarko Petroleum Corp.		89,200	6,236,864
BP plc ADR (United Kingdom)		362,598	15,359,651
Chesapeake Energy Corp.	†	2,031,000	38,324,970
Chevron Corp.		215,158	25,078,817
ConocoPhillips		325,400	18,606,372
CONSOL Energy, Inc.		1,145,900	34,434,295
Exxon Mobil Corp.		172,660	15,789,757
Hess Corp.		39,800	2,138,056
Marathon Oil Corp.		655,100	19,371,307
Murphy Oil Corp.		125,800	6,754,202
Occidental Petroleum Corp.		229,600	19,759,376
Phillips 66		139,300	6,459,341

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Royal Dutch Shell plc ADR (Netherlands)		163,181	$11,326,393
Spectra Energy Corp.		335,512	9,850,632

			229,490,033

Paper & Forest Products—0.6%
International Paper Co.		246,600	8,956,512
MeadWestvaco Corp.		111,600	3,414,960

			12,371,472

Personal Products—0.2%
Avon Products, Inc.		249,900	3,985,905

Pharmaceuticals—5.2%
Abbott Laboratories		300,000	20,568,000
Bristol-Myers Squibb Co.		362,500	12,234,375
Johnson & Johnson	†	393,700	27,129,867
Merck & Co., Inc.		184,200	8,307,420
Pfizer, Inc.		1,123,187	27,911,197
Teva Pharmaceutical Industries Ltd. ADR (Israel)		209,300	8,667,113

			104,817,972

Real Estate Investment Trusts (REITs)—0.2%
Weyerhaeuser Co. REIT		183,037	4,784,587

Semiconductors & Semiconductor Equipment—2.1%
Analog Devices, Inc.		116,000	4,546,040
Applied Materials, Inc.		814,800	9,097,242
First Solar, Inc.	*†	42,100	932,305
Intel Corp.		499,600	11,330,928
Texas Instruments, Inc.		562,900	15,507,895

			41,414,410

Software—1.4%
Microsoft Corp.		977,900	29,121,862

Specialty Retail—1.0%
Home Depot, Inc. (The)		269,900	16,293,863
Staples, Inc.	†	352,600	4,061,952
Tiffany & Co.	†	12,700	785,876

			21,141,691

Tobacco—1.7%
Altria Group, Inc.		243,300	8,123,787
Imperial Tobacco Group plc ADR (United Kingdom)		106,900	7,914,876
Philip Morris International, Inc.		197,300	17,745,162

			33,783,825

Wireless Telecommunication Services—0.7%
Vodafone Group plc (United Kingdom)		880,800	2,502,910
Vodafone Group plc ADR (United Kingdom)		422,700	12,044,837

			14,547,747

TOTAL COMMON STOCKS (Cost $1,646,063,603)			1,894,312,283

CONVERTIBLE PREFERRED STOCKS—0.2%
Automobiles—0.2%
General Motors Co., Series B
4.750%
(Cost $4,555,012)		91,200	3,399,936

Vantagepoint Equity Income Fund
		Shares	Value
MONEY MARKET FUNDS—10.4%
Institutional Money Market Funds—10.4%
Dreyfus Institutional Cash Advantage Fund, 0.13%	††¥	15,000,000	$15,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.20%		¥112,040,249	112,040,249
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.20%	††¥	14,146,698	14,146,698
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.16%	††¥	23,600,000	23,600,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.17%	††¥	15,000,000	15,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.17%	††¥	15,000,000	15,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.15%	††¥	15,000,000	15,000,000

TOTAL MONEY MARKET FUNDS (Cost $209,786,947)			209,786,947

TOTAL INVESTMENTS—104.9% (Cost $1,860,405,562)			2,107,499,166
Other assets less liabilities—(4.9%)			(99,361,971)

NET ASSETS—100.0%			$2,008,137,195

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—96.9%
Aerospace & Defense—1.4%
Boeing Co. (The)		33,700	$2,346,194
Honeywell International, Inc.		40,000	2,390,000
Precision Castparts Corp.		29,400	4,802,196
United Technologies Corp.		110,700	8,666,703

			18,205,093

Air Freight & Logistics—1.3%
C.H. Robinson Worldwide, Inc.		400	23,420
Expeditors International of Washington, Inc.		352,550	12,818,718
FedEx Corp.		43,100	3,647,122

			16,489,260

Airlines—0.0%
United Continental Holdings, Inc.	*	12,300	239,850

Auto Components—0.5%
Goodyear Tire & Rubber Co. (The)	*	503,000	6,131,570
Johnson Controls, Inc.		2,600	71,240

			6,202,810

Automobiles—0.4%
General Motors Co.	*	187,500	4,265,625
Harley-Davidson, Inc.		26,400	1,118,568

			5,384,193

Beverages—0.3%
Anheuser-Busch InBev NV ADR (Belgium)		35,460	3,046,369
Coca-Cola Co. (The)		800	30,344
Monster Beverage Corp.	*	8,200	444,112

			3,520,825

Biotechnology—2.1%
Alexion Pharmaceuticals, Inc.	*	29,200	3,340,480
Amgen, Inc.		87,100	7,344,272
Biogen Idec, Inc.	*	32,200	4,805,206
Celgene Corp.	*	36,500	2,788,600
Gilead Sciences, Inc.	*	52,700	3,495,591
Regeneron Pharmaceuticals, Inc.	*	7,800	1,190,748
Vertex Pharmaceuticals, Inc.	*	75,800	4,241,010

			27,205,907

Capital Markets—4.7%
Ameriprise Financial, Inc.		13,000	736,970
Bank of New York Mellon Corp. (The)		983,200	22,239,984
BlackRock, Inc.		40,500	7,221,150
Credit Suisse Group AG ADR (Switzerland)		255,100	5,395,365
Franklin Resources, Inc.		44,000	5,503,080
Goldman Sachs Group, Inc. (The)		57,800	6,570,704
Invesco Ltd.		441,100	11,023,089
Morgan Stanley		8,100	135,594
Northern Trust Corp.		25,700	1,192,865
State Street Corp.		12,400	520,304
TD Ameritrade Holding Corp.		27,500	422,675

			60,961,780

Chemicals—3.1%
Dow Chemical Co. (The)		242,000	7,008,320
Ecolab, Inc.		27,500	1,782,275
Monsanto Co.		146,350	13,320,777
Mosaic Co. (The)		142,000	8,180,620
Praxair, Inc.		56,100	5,827,668

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Sherwin-Williams Co. (The)		25,200	$3,752,532

			39,872,192

Commercial Banks—4.3%
BB&T Corp.		229,500	7,610,220
Comerica, Inc.		480,150	14,908,657
PNC Financial Services Group, Inc.		191,400	12,077,340
U.S. Bancorp		55,000	1,886,500
Wells Fargo & Co.		563,300	19,450,749

			55,933,466

Commercial Services & Supplies—1.4%
Cintas Corp.		313,500	12,994,575
Tyco International Ltd. (Switzerland)		100,000	5,626,000

			18,620,575

Communications Equipment—1.7%
Cisco Systems, Inc.		709,600	13,546,264
Juniper Networks, Inc.	*	86,300	1,476,593
QUALCOMM, Inc.		110,600	6,911,394

			21,934,251

Computers & Peripherals—3.8%
Apple, Inc.		59,500	39,701,970
EMC Corp.	*	151,800	4,139,586
Hewlett-Packard Co.		298,900	5,099,234

			48,940,790

Construction Materials—0.5%
CRH plc ADR (Ireland)	†	344,600	6,616,320

Consumer Finance—1.3%
American Express Co.		298,900	16,995,454

Diversified Financial Services—3.1%
Citigroup, Inc.		454,700	14,877,784
IntercontinentalExchange, Inc.	*	14,100	1,881,081
JPMorgan Chase & Co.		590,708	23,911,860

			40,670,725

Diversified Telecommunication Services—0.9%
AT&T, Inc.		315,106	11,879,496

Electric Utilities—1.0%
Edison International		112,400	5,135,556
Entergy Corp.		80,000	5,544,000
PPL Corp.	†	78,600	2,283,330

			12,962,886

Electrical Equipment—0.1%
AMETEK, Inc.		600	21,270
Roper Industries, Inc.		11,900	1,307,691

			1,328,961

Electronic Equipment, Instruments & Components—1.3%
Amphenol Corp., Class A		3,600	211,968
TE Connectivity Ltd. (Switzerland)		487,175	16,568,822

			16,780,790

Energy Equipment & Services—2.5%
Cameron International Corp.	*	37,400	2,097,018
FMC Technologies, Inc.	*	18,600	861,180
Halliburton Co.		186,500	6,283,185
National Oilwell Varco, Inc.		2,200	176,242
Noble Corp. (Switzerland)	*	156,300	5,592,414

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Schlumberger Ltd.		241,775	$17,487,586

			32,497,625

Food & Staples Retailing—3.2%
CVS Caremark Corp.		22,400	1,084,608
Sysco Corp.		646,175	20,205,892
Wal-Mart Stores, Inc.		239,400	17,667,720
Whole Foods Market, Inc.		21,600	2,103,840

			41,062,060

Food Products—1.6%
General Mills, Inc.		174,200	6,941,870
Nestle SA ADR (Switzerland)	†	211,200	13,349,952

			20,291,822

Health Care Equipment & Supplies—3.4%
Baxter International, Inc.		122,200	7,363,772
Covidien plc (Ireland)		432,225	25,682,810
Edwards Lifesciences Corp.	*	13,400	1,438,758
Intuitive Surgical, Inc.	*	300	148,689
St. Jude Medical, Inc.		200,600	8,451,278
Stryker Corp.		25,100	1,397,066

			44,482,373

Health Care Providers & Services—2.0%
AmerisourceBergen Corp.		368,550	14,266,570
Cardinal Health, Inc.		8,000	311,760
Express Scripts Holding Co.	*	75,100	4,706,517
Henry Schein, Inc.	*	2,300	182,321
McKesson Corp.		50,400	4,335,912
UnitedHealth Group, Inc.		34,000	1,883,940

			25,687,020

Health Care Technology—0.0%
Cerner Corp.	*	100	7,741

Hotels, Restaurants & Leisure—1.9%
Carnival Corp.		84,900	3,093,756
Chipotle Mexican Grill, Inc.	*	6,400	2,032,256
Las Vegas Sands Corp.		72,500	3,361,825
Marriott International, Inc., Class A	†	57,471	2,247,116
McDonald’s Corp.		3,700	339,475
Starbucks Corp.		136,300	6,917,225
Starwood Hotels & Resorts Worldwide, Inc.		52,200	3,025,512
Tim Hortons, Inc. (Canada)		600	31,218
Wynn Resorts Ltd.		2,100	242,424
Yum! Brands, Inc.		43,300	2,872,522

			24,163,329

Household Durables—0.5%
Newell Rubbermaid, Inc.		358,400	6,841,856

Household Products—1.3%
Kimberly-Clark Corp.		203,500	17,456,230

Industrial Conglomerates—4.7%
3M Co.		270,750	25,022,715
Danaher Corp.		182,900	10,086,935
General Electric Co.		742,200	16,855,362
Koninklijke Philips Electronics NV NYRS (Netherlands)		370,200	8,681,190

			60,646,202

Insurance—4.3%
ACE Ltd. (Switzerland)		88,600	6,698,160

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Berkshire Hathaway, Inc., Class B	*	259,800	$22,914,360
Marsh & McLennan Cos., Inc.		236,000	8,007,480
Principal Financial Group, Inc.		185,700	5,002,758
Prudential Financial, Inc.		3,200	174,432
Unum Group		174,800	3,359,656
Willis Group Holdings plc (United Kingdom)		260,550	9,619,506

			55,776,352

Internet & Catalog Retail—1.8%
Amazon.com, Inc.	*	55,200	14,038,464
Expedia, Inc.		700	40,488
Groupon, Inc.	*†	43,000	204,680
Liberty Interactive Corp., Series A	*	46,300	856,550
priceline.com, Inc.	*	14,400	8,909,712

			24,049,894

Internet Software & Services—3.2%
Baidu, Inc. ADR (China)	*†	47,900	5,595,678
eBay, Inc.	*	112,800	5,460,648
Equinix, Inc.	*	1,000	206,050
Google, Inc., Class A	*	33,200	25,049,400
LinkedIn Corp., Class A	*†	11,400	1,372,560
Tencent Holdings Ltd. (China)		107,600	3,642,872

			41,327,208

IT Services—3.7%
Accenture plc, Class A (Ireland)		287,500	20,133,625
Alliance Data Systems Corp.	*†	3,300	468,435
Automatic Data Processing, Inc.		224,850	13,189,701
Cognizant Technology Solutions Corp., Class A	*	900	62,928
Fiserv, Inc.	*	4,800	355,344
Mastercard, Inc., Class A		20,400	9,210,192
Visa, Inc., Class A		34,500	4,632,660

			48,052,885

Life Sciences Tools & Services—0.1%
Thermo Fisher Scientific, Inc.		30,600	1,800,198

Machinery—4.0%
Eaton Corp.	†	154,300	7,292,218
Illinois Tool Works, Inc.		309,125	18,383,664
Ingersoll-Rand plc (Ireland)		458,475	20,548,849
Stanley Black & Decker, Inc.		84,800	6,466,000

			52,690,731

Media—4.7%
CBS Corp., Class B		143,900	5,227,887
Comcast Corp., Class A		212,000	7,583,240
Discovery Communications, Inc., Class C	*	49,750	2,787,990
Omnicom Group, Inc.	†	324,900	16,751,844
Thomson Reuters Corp.		253,400	7,313,124
Time Warner, Inc.		420,900	19,079,397
Walt Disney Co. (The)		52,500	2,744,700

			61,488,182

Metals & Mining—0.6%
Barrick Gold Corp. (Canada)		92,400	3,858,624
Steel Dynamics, Inc.		386,400	4,339,272

			8,197,896

Multiline Retail—1.9%
Dollar General Corp.	*	15,500	798,870
Dollar Tree, Inc.	*	11,500	555,162
Kohl’s Corp.		337,675	17,295,714

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Nordstrom, Inc.		115,100	$6,351,218

			25,000,964

Oil, Gas & Consumable Fuels—5.9%
Chevron Corp.		153,900	17,938,584
Concho Resources, Inc.	*	16,600	1,572,850
Devon Energy Corp.		312,475	18,904,737
EOG Resources, Inc.		21,800	2,442,690
EQT Corp.		19,100	1,126,900
Marathon Oil Corp.		200,700	5,934,699
Occidental Petroleum Corp.		80,500	6,927,830
Petroleo Brasileiro SA ADR (Brazil)		306,200	7,024,228
Pioneer Natural Resources Co.		17,700	1,847,880
Range Resources Corp.		18,100	1,264,647
Royal Dutch Shell plc ADR (Netherlands)	†	73,500	5,101,635
Southwestern Energy Co.	*	175,400	6,100,412

			76,187,092

Paper & Forest Products—0.7%
International Paper Co.		237,400	8,622,368

Pharmaceuticals—3.2%
Allergan, Inc.		25,000	2,289,500
GlaxoSmithKline plc ADR
(United Kingdom)		323,000	14,935,520
Merck & Co., Inc.		223,940	10,099,694
Perrigo Co.		1,800	209,106
Roche Holding AG ADR (Switzerland)	†	149,900	7,043,801
Teva Pharmaceutical Industries Ltd. ADR (Israel)		185,500	7,681,555

			42,259,176

Professional Services—0.1%
IHS, Inc., Class A	*	16,300	1,586,805

Real Estate Investment Trusts (REITs)—0.5%
American Tower Corp. REIT		97,500	6,960,525

Road & Rail—0.6%
J.B. Hunt Transport Services, Inc.		8,300	431,932
Kansas City Southern		19,500	1,477,710
Union Pacific Corp.		47,600	5,650,120

			7,559,762

Semiconductors & Semiconductor Equipment—2.0%
Altera Corp.		11,800	401,023
Broadcom Corp., Class A	*	118,400	4,094,272
Intel Corp.		361,400	8,196,552
Maxim Integrated Products, Inc.		207,500	5,523,650
Xilinx, Inc.		216,700	7,239,947

			25,455,444

Software—2.0%
Autodesk, Inc.	*	44,200	1,474,954
Intuit, Inc.		13,800	812,544
Microsoft Corp.		664,350	19,784,343
Oracle Corp.		5,700	179,493
Red Hat, Inc.	*	18,500	1,053,390
Salesforce.com, Inc.	*	19,600	2,992,724

			26,297,448

Specialty Retail—0.9%
Bed Bath & Beyond, Inc.	*	6,100	384,300
Home Depot, Inc. (The)		16,300	984,031

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Limited Brands, Inc.	†	25,100	$1,236,426
Lowe’s Cos., Inc.		200,700	6,069,168
O’Reilly Automotive, Inc.	*	23,200	1,939,984
Ross Stores, Inc.		10,100	652,460
Tiffany & Co.		100	6,188

			11,272,557

Textiles, Apparel & Luxury Goods—0.9%
Coach, Inc.		21,600	1,210,032
Fossil, Inc.	*	30,800	2,608,760
Michael Kors Holdings Ltd. (Hong Kong)	*	27,500	1,462,450
NIKE, Inc., Class B		20,800	1,974,128
PVH Corp.		25,500	2,389,860
Ralph Lauren Corp.		17,900	2,707,017

			12,352,247

Tobacco—0.5%
Imperial Tobacco Group plc ADR (United Kingdom)		95,500	7,070,820

Trading Companies & Distributors—0.4%
Fastenal Co.	†	74,700	3,211,353
W.W. Grainger, Inc.		9,300	1,937,841

			5,149,194

Wireless Telecommunication Services—0.6%
Vodafone Group plc ADR (United Kingdom)		253,100	7,212,085

TOTAL COMMON STOCKS (Cost $1,013,913,381)			1,260,251,715

MONEY MARKET FUNDS—5.6%
Institutional Money Market Funds—5.6%
Dreyfus Institutional Cash Advantage Fund, 0.13%	††¥	5,000,000	5,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.20%		¥43,551,441	43,551,441
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.20%	††¥	3,625,948	3,625,948
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.16%	††¥	5,000,000	5,000,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.17%	††¥	5,000,000	5,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.17%	††¥	5,000,000	5,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.15%	††¥	5,000,000	5,000,000

TOTAL MONEY MARKET FUNDS (Cost $72,177,389)			72,177,389

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Growth & Income Fund
TOTAL INVESTMENTS—102.5% (Cost $1,086,090,770)	1,332,429,104
Other assets less liabilities—(2.5%)	(32,259,062)

NET ASSETS—100.0%	$1,300,170,042

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—96.2%
Aerospace & Defense—1.7%
Honeywell International, Inc.		112,579	$6,726,595
Precision Castparts Corp.		100,028	16,338,574
United Technologies Corp.		130,060	10,182,397

			33,247,566

Air Freight & Logistics—0.9%
C.H. Robinson Worldwide, Inc.		75,264	4,406,707
Expeditors International of Washington, Inc.		138,534	5,037,096
FedEx Corp.		94,300	7,979,666

			17,423,469

Beverages—1.3%
Coca-Cola Co. (The)		660,856	25,066,268

Biotechnology—5.9%
Alexion Pharmaceuticals, Inc.	*	252,234	28,855,570
Biogen Idec, Inc.	*	145,600	21,727,888
Celgene Corp.	*	290,390	22,185,796
Gilead Sciences, Inc.	*	294,611	19,541,548
Vertex Pharmaceuticals, Inc.	*	373,230	20,882,218

			113,193,020

Building Products—0.1%
Masco Corp.		170,900	2,572,045

Capital Markets—1.3%
Affiliated Managers Group, Inc.	*	105,600	12,988,800
State Street Corp.		202,890	8,513,264
T. Rowe Price Group, Inc.		69,832	4,420,366

			25,922,430

Chemicals—4.3%
Ecolab, Inc.		81,960	5,311,828
FMC Corp.		68,375	3,786,607
LyondellBasell Industries NV, Class A (Netherlands)		111,700	5,770,422
Monsanto Co.		583,912	53,147,670
PPG Industries, Inc.		85,600	9,830,304
Sherwin-Williams Co. (The)		28,300	4,214,153

			82,060,984

Commercial Banks—0.4%
Wells Fargo & Co.		250,522	8,650,525

Communications Equipment—3.5%
Cisco Systems, Inc.		351,680	6,713,571
Juniper Networks, Inc.	*	239,650	4,100,412
QUALCOMM, Inc.		905,065	56,557,512

			67,371,495

Computers & Peripherals—9.0%
Apple, Inc.		215,773	143,976,692
EMC Corp.	*	1,117,083	30,462,853

			174,439,545

Consumer Finance—2.1%
American Express Co.		207,549	11,801,236
Capital One Financial Corp.		245,314	13,985,351
Discover Financial Services		370,063	14,702,603

			40,489,190

Diversified Financial Services—1.4%
Citigroup, Inc.		265,360	8,682,579
IntercontinentalExchange, Inc.	*	39,949	5,329,596
JPMorgan Chase & Co.		299,360	12,118,093

			26,130,268

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
Diversified Telecommunication Services—0.8%
AT&T, Inc.		391,700	$14,767,090

Energy Equipment & Services—4.4%
Cameron International Corp.	*	464,108	26,022,536
Halliburton Co.		402,380	13,556,182
National Oilwell Varco, Inc.		268,710	21,526,358
Schlumberger Ltd.		340,318	24,615,201

			85,720,277

Food & Staples Retailing—1.8%
Costco Wholesale Corp.		83,238	8,334,205
CVS Caremark Corp.		239,307	11,587,245
Whole Foods Market, Inc.		142,530	13,882,422

			33,803,872

Food Products—2.2%
Hershey Co. (The)		159,500	11,306,955
Kraft Foods, Inc., Class A		567,110	23,449,998
Mead Johnson Nutrition Co.		112,200	8,222,016

			42,978,969

Health Care Equipment & Supplies—1.2%
Cooper Cos., Inc. (The)		105,040	9,922,078
Edwards Lifesciences Corp.	*	59,256	6,362,317
Intuitive Surgical, Inc.	*	4,823	2,390,424
Varian Medical Systems, Inc.	*	65,420	3,946,134

			22,620,953

Health Care Providers & Services—1.4%
Cardinal Health, Inc.		263,620	10,273,271
Express Scripts Holding Co.	*	254,100	15,924,447

			26,197,718

Health Care Technology—0.7%
Cerner Corp.	*†	177,769	13,761,098

Hotels, Restaurants & Leisure—4.6%
Chipotle Mexican Grill, Inc.	*	35,200	11,177,408
Las Vegas Sands Corp.		239,980	11,127,873
McDonald’s Corp.		89,050	8,170,338
MGM Resorts International	*	455,700	4,898,775
Starbucks Corp.		715,550	36,314,162
Starwood Hotels & Resorts Worldwide, Inc.		172,600	10,003,896
Yum! Brands, Inc.		105,600	7,005,504

			88,697,956

Industrial Conglomerates—2.3%
Danaher Corp.		343,783	18,959,633
General Electric Co.		1,141,341	25,919,854

			44,879,487

Insurance—0.4%
American International Group, Inc.	*	243,280	7,977,151

Internet & Catalog Retail—2.8%
Amazon.com, Inc.	*	143,945	36,608,092
priceline.com, Inc.	*	27,287	16,883,286

			53,491,378

Internet Software & Services—4.6%
Baidu, Inc. ADR (China)	*†	67,400	7,873,668
eBay, Inc.	*	546,200	26,441,542
Google, Inc., Class A	*	64,720	48,831,240
LinkedIn Corp., Class A	*†	43,300	5,213,320

			88,359,770

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
IT Services—6.9%
Accenture plc, Class A (Ireland)		162,200	$11,358,866
Cognizant Technology Solutions Corp., Class A	*	545,659	38,152,477
International Business Machines Corp.		22,320	4,630,284
Mastercard, Inc., Class A		50,595	22,842,631
Teradata Corp.	*	222,300	16,763,643
Visa, Inc., Class A		293,070	39,353,439

			133,101,340

Life Sciences Tools & Services—0.7%
Thermo Fisher Scientific, Inc.		215,560	12,681,395

Machinery—2.1%
Caterpillar, Inc.		216,100	18,593,244
Cummins, Inc.		48,900	4,509,069
Deere & Co.		61,134	5,042,944
Stanley Black & Decker, Inc.		169,370	12,914,462

			41,059,719

Media—2.1%
Comcast Corp., Class A		642,150	22,969,706
Viacom, Inc., Class B		170,760	9,151,028
Walt Disney Co. (The)		171,200	8,950,336

			41,071,070

Multiline Retail—0.8%
Dollar Tree, Inc.	*	232,500	11,223,937
Kohl’s Corp.		93,140	4,770,631

			15,994,568

Oil, Gas & Consumable Fuels—3.0%
Cabot Oil & Gas Corp.		124,606	5,594,809
Exxon Mobil Corp.		42,197	3,858,916
Noble Energy, Inc.		102,500	9,502,775
Occidental Petroleum Corp.		84,420	7,265,185
Pioneer Natural Resources Co.		21,500	2,244,600
Suncor Energy, Inc. (Canada)		490,177	16,102,314
Valero Energy Corp.		445,170	14,102,986

			58,671,585

Paper & Forest Products—0.3%
International Paper Co.		170,870	6,205,998

Personal Products—0.3%
Estee Lauder Cos., Inc. (The), Class A		86,091	5,300,623

Pharmaceuticals—6.2%
Allergan, Inc.		348,454	31,911,417
Merck & Co., Inc.		422,180	19,040,318
Mylan, Inc.	*	297,935	7,269,614
Perrigo Co.		175,308	20,365,530
Pfizer, Inc.		584,600	14,527,310
Teva Pharmaceutical Industries Ltd. ADR (Israel)		94,866	3,928,401
Valeant Pharmaceuticals International, Inc. (Canada)	*	99,318	5,489,306
Warner Chilcott plc, Class A (Ireland)		429,837	5,802,800
Watson Pharmaceuticals, Inc.	*	127,850	10,887,706

			119,222,402

Road & Rail—1.8%
Union Pacific Corp.		286,914	34,056,692

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
Semiconductors & Semiconductor Equipment—1.3%
Avago Technologies Ltd. (Singapore)		143,700	$5,010,101
Broadcom Corp., Class A	*	430,331	14,880,846
Texas Instruments, Inc.		212,271	5,848,066

			25,739,013

Software—4.6%
Check Point Software Technologies Ltd. (Israel)	*	146,325	7,047,012
Citrix Systems, Inc.	*	418,920	32,076,705
Informatica Corp.	*	72,588	2,526,788
Intuit, Inc.		97,200	5,723,136
Microsoft Corp.		724,350	21,571,143
Oracle Corp.		380,810	11,991,707
Salesforce.com, Inc.	*†	49,000	7,481,810

			88,418,301

Specialty Retail—4.0%
CarMax, Inc.	*	300,269	8,497,613
Gap, Inc. (The)		95,500	3,416,990
Home Depot, Inc. (The)		362,440	21,880,503
Limited Brands, Inc.	†	106,600	5,251,116
Lowe’s Cos., Inc.		499,150	15,094,296
Tractor Supply Co.	†	164,700	16,287,183
Ulta Salon Cosmetics & Fragrance, Inc.		40,500	3,900,352
Urban Outfitters, Inc.	*	72,000	2,704,320

			77,032,373

Textiles, Apparel & Luxury Goods—2.5%
Coach, Inc.		127,790	7,158,796
Lululemon Athletica, Inc. (Canada)	*†	200,200	14,802,788
Michael Kors Holdings Ltd. (Hong Kong)	*	127,936	6,803,637
NIKE, Inc., Class B		180,551	17,136,095
Under Armour, Inc., Class A	*†	42,000	2,344,860

			48,246,176

Trading Companies & Distributors—0.3%
Fastenal Co.		151,500	6,512,985

Wireless Telecommunication Services—0.2%
Sprint Nextel Corp.	*	572,000	3,157,440

TOTAL COMMON STOCKS (Cost $1,558,048,179)			1,856,294,204

MONEY MARKET FUNDS—5.8%
Institutional Money Market Funds—5.8%
Dreyfus Institutional Cash Advantage Fund, 0.13%	††¥	5,000,000	5,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.20%		¥81,973,391	81,973,391
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.20%	††¥	5,198,607	5,198,607
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.16%	††¥	5,000,000	5,000,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Growth Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.17%	††¥	5,000,000	$5,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.17%	††¥	5,000,000	5,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.15%	††¥	5,000,000	5,000,000

TOTAL MONEY MARKET FUNDS (Cost $112,171,997)			112,171,998

TOTAL INVESTMENTS—102.0% (Cost $1,670,220,176)			1,968,466,202
Other assets less liabilities—(2.0%)			(39,201,569)

NET ASSETS—100.0%			$1,929,264,633

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—95.7%
Aerospace & Defense—4.3%
L-3 Communications Holdings, Inc.		28,800	$2,065,248
Northrop Grumman Corp.		17,900	1,189,097
Rockwell Collins, Inc.		52,700	2,826,828
Spirit Aerosystems Holdings, Inc., Class A	*	84,100	1,867,861
TransDigm Group, Inc.	*	35,619	5,053,268
Triumph Group, Inc.	†	32,700	2,044,731

			15,047,033

Auto Components—0.3%
Dana Holding Corp.		36,650	450,795
Delphi Automotive plc (United Kingdom)	*	22,600	700,600

			1,151,395

Beverages—0.5%
Coca-Cola Enterprises, Inc.		29,150	911,521
Molson Coors Brewing Co., Class B		22,525	1,014,751

			1,926,272

Capital Markets—0.9%
Northern Trust Corp.		29,300	1,359,959
Raymond James Financial, Inc.		47,475	1,739,959

			3,099,918

Chemicals—1.4%
Agrium, Inc. (Canada)		3,775	390,561
Ashland, Inc.		27,325	1,956,470
CF Industries Holdings, Inc.		2,853	634,051
Cytec Industries, Inc.		9,750	638,820
PPG Industries, Inc.		10,400	1,194,336

			4,814,238

Commercial Banks—4.5%
Bank of Hawaii Corp.		23,518	1,072,891
Comerica, Inc.		86,100	2,673,405
Fifth Third Bancorp		57,525	892,213
First Niagara Financial Group, Inc.		109,300	884,237
KeyCorp		306,050	2,674,877
M&T Bank Corp.	†	26,500	2,521,740
Regions Financial Corp.		384,225	2,770,262
TCF Financial Corp.		195,202	2,330,712

			15,820,337

Commercial Services & Supplies—1.5%
R.R. Donnelley & Sons Co.	†	178,313	1,890,118
Republic Services, Inc.		33,400	918,834
Steelcase, Inc., Class A		245,300	2,416,205

			5,225,157

Communications Equipment—0.7%
Comtech Telecommunications Corp.	†	64,200	1,774,488
Riverbed Technology, Inc.	*	33,700	784,199

			2,558,687

Computers & Peripherals—0.7%
Lexmark International, Inc., Class A	†	64,200	1,428,450
NetApp, Inc.	*	34,425	1,131,894

			2,560,344

Construction & Engineering—2.0%
Jacobs Engineering Group, Inc.	*	64,700	2,615,821
KBR, Inc.		37,010	1,103,638

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
URS Corp.		94,520	$3,337,501

			7,056,960

Consumer Finance—1.3%
Discover Financial Services		68,700	2,729,451
SLM Corp.		119,300	1,875,396

			4,604,847

Containers & Packaging—1.8%
Bemis Co., Inc.		98,300	3,093,501
Sonoco Products Co.		107,617	3,335,051

			6,428,552

Diversified Consumer Services—0.7%
H&R Block, Inc.		138,900	2,407,137

Diversified Financial Services—0.4%
PHH Corp.	*†	63,200	1,286,120

Electric Utilities—2.7%
Cleco Corp.		46,875	1,967,813
Great Plains Energy, Inc.		103,200	2,297,232
OGE Energy Corp.		12,200	676,612
Pinnacle West Capital Corp.		64,200	3,389,760
PPL Corp.		41,925	1,217,921

			9,549,338

Electrical Equipment—0.6%
Hubbell, Inc., Class B		28,300	2,284,942

Electronic Equipment, Instruments & Components—3.5%
Arrow Electronics, Inc.	*	77,500	2,612,525
Avnet, Inc.	*	98,400	2,862,456
FEI Co.		23,250	1,243,875
FLIR Systems, Inc.		117,300	2,343,068
Ingram Micro, Inc., Class A	*	151,200	2,302,776
Jabil Circuit, Inc.		57,725	1,080,612

			12,445,312

Energy Equipment & Services—3.3%
Ensco plc, Class A (United Kingdom)		46,057	2,512,870
McDermott International, Inc.	*	158,600	1,938,092
Noble Corp. (Switzerland)	*	34,600	1,237,988
Oil States International, Inc.	*	18,325	1,456,104
Patterson-UTI Energy, Inc.	†	116,100	1,839,024
SEACOR Holdings, Inc.	*	26,000	2,167,360
Superior Energy Services, Inc.	*	30,650	628,938

			11,780,376

Food & Staples Retailing—1.6%
Harris Teeter Supermarkets, Inc.		45,765	1,777,513
Kroger Co. (The)		119,000	2,801,260
Sysco Corp.		36,600	1,144,482

			5,723,255

Food Products—1.1%
Hain Celestial Group, Inc. (The)	*	9,800	617,400
Hillshire Brands Co.		45,270	1,212,331
J.M. Smucker Co. (The)		23,800	2,054,654

			3,884,385

Gas Utilities—0.4%
UGI Corp.		42,800	1,358,900

Health Care Equipment & Supplies—1.0%
Becton Dickinson and Co.		20,500	1,610,480

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Sirona Dental Systems, Inc.	*	34,400	$1,959,424

			3,569,904

Health Care Providers & Services—1.8%
Cigna Corp.		56,900	2,683,973
HCA Holdings, Inc.		78,500	2,610,125
WellCare Health Plans, Inc.	*	17,050	964,177

			6,258,275

Hotels, Restaurants & Leisure—2.4%
Darden Restaurants, Inc.	†	66,000	3,679,500
Marriott Vacations Worldwide Corp.	*	3,400	122,468
Wyndham Worldwide Corp.		86,125	4,519,840

			8,321,808

Household Durables—0.6%
MDC Holdings, Inc.		20,475	788,492
Mohawk Industries, Inc.	*	15,700	1,256,314

			2,044,806

Independent Power Producers & Energy Traders—0.3%
Calpine Corp.	*	55,225	955,392

Industrial Conglomerates—0.9%
Carlisle Cos., Inc.		61,600	3,198,272

Insurance—11.9%
Alleghany Corp.	*	9,170	3,163,100
Allied World Assurance Co. Holdings AG (Switzerland)		18,000	1,390,500
Allstate Corp. (The)		228,700	9,058,807
Aon plc (United Kingdom)		46,249	2,418,360
Arch Capital Group Ltd. (Bermuda)	*	56,300	2,346,584
Endurance Specialty Holdings Ltd. (Bermuda)		63,400	2,440,900
Fidelity National Financial, Inc., Class A		68,300	1,460,937
HCC Insurance Holdings, Inc.		88,900	3,012,821
Lincoln National Corp.		339,837	8,220,657
Loews Corp.		51,600	2,129,016
Progressive Corp. (The)	†	142,600	2,957,524
Torchmark Corp.		20,000	1,027,000
Validus Holdings Ltd. (Bermuda)		77,300	2,621,243

			42,247,449

Internet & Catalog Retail—0.2%
Liberty Interactive Corp., Series A	*	39,400	728,900

Internet Software & Services—0.8%
Open Text Corp. (Canada)	*	30,500	1,681,770
ValueClick, Inc.	*	74,150	1,274,639

			2,956,409

IT Services—4.3%
Broadridge Financial Solutions, Inc.		78,200	1,824,406
Computer Sciences Corp.		149,599	4,818,584
Convergys Corp.		153,200	2,400,644
Fidelity National Information Services, Inc.		37,175	1,160,603
SAIC, Inc.	†	159,100	1,915,564
Western Union Co. (The)		176,100	3,208,542

			15,328,343

Leisure Equipment & Products—2.0%
Brunswick Corp.		198,900	4,501,107

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Mattel, Inc.		73,800	$2,618,424

			7,119,531

Life Sciences Tools & Services—1.7%
Charles River Laboratories
International, Inc.	*	31,025	1,228,590
Covance, Inc.	*	20,400	952,476
Life Technologies Corp.	*	50,400	2,463,552
PerkinElmer, Inc.		42,725	1,259,106

			5,903,724

Machinery—2.5%
AGCO Corp.	*	30,450	1,445,766
Dover Corp.		42,100	2,504,529
Eaton Corp.	†	43,700	2,065,262
Flowserve Corp.		15,700	2,005,518
Snap-on, Inc.		9,925	713,310

			8,734,385

Media—0.9%
CBS Corp., Class B		27,875	1,012,699
Omnicom Group, Inc.		44,400	2,289,264

			3,301,963

Metals & Mining—0.5%
Nucor Corp.		43,500	1,664,310

Multiline Retail—0.3%
Macy’s, Inc.		32,600	1,226,412

Multi-Utilities—2.5%
CMS Energy Corp.		100,725	2,372,074
NiSource, Inc.		102,750	2,618,070
PG&E Corp.		78,900	3,366,663
SCANA Corp.	†	8,600	415,122

			8,771,929

Oil, Gas & Consumable Fuels—6.2%
Cimarex Energy Co.		46,500	2,722,575
Energen Corp.		89,200	4,674,972
Hess Corp.		32,500	1,745,900
HollyFrontier Corp.		57,425	2,369,930
Marathon Petroleum Corp.		9,600	524,064
Murphy Oil Corp.		46,200	2,480,478
Plains Exploration & Production Co.	*	63,725	2,387,776
QEP Resources, Inc.	†	79,300	2,510,638
Southwestern Energy Co.	*	76,200	2,650,236

			22,066,569

Paper & Forest Products—0.3%
MeadWestvaco Corp.		35,525	1,087,065

Personal Products—0.5%
Herbalife Ltd. (Cayman Islands)		21,700	1,028,580
Nu Skin Enterprises, Inc., Class A	†	16,850	654,286

			1,682,866

Pharmaceuticals—0.3%
Impax Laboratories, Inc.	*	34,675	900,163

Professional Services—1.6%
Dun & Bradstreet Corp. (The)		29,500	2,348,790
Manpower, Inc.		38,600	1,420,480
Towers Watson & Co., Class A		36,400	1,931,020

			5,700,290

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Real Estate Investment Trusts (REITs)—6.5%
Annaly Capital Management, Inc. REIT	†	83,800	$1,411,192
BioMed Realty Trust, Inc. REIT	†	120,525	2,256,228
Brandywine Realty Trust REIT		194,600	2,372,174
Capstead Mortgage Corp. REIT		78,400	1,057,616
CBL & Associates Properties, Inc. REIT		75,200	1,604,768
Digital Realty Trust, Inc. REIT	†	9,850	688,022
Duke Realty Corp. REIT		317,032	4,660,370
DuPont Fabros Technology, Inc. REIT	†	23,475	592,744
Entertainment Properties Trust REIT		24,400	1,084,092
Hatteras Financial Corp. REIT		38,100	1,074,039
Health Care REIT, Inc. REIT		37,750	2,180,062
Home Properties, Inc. REIT		6,895	422,457
Kilroy Realty Corp. REIT		19,525	874,330
MFA Financial, Inc. REIT		146,000	1,241,000
Weyerhaeuser Co. REIT		52,100	1,361,894

			22,880,988

Road & Rail—2.2%
Hertz Global Holdings, Inc.	*	141,725	1,945,884
Ryder System, Inc.		61,700	2,410,002
Werner Enterprises, Inc.		168,884	3,609,051

			7,964,937

Semiconductors & Semiconductor Equipment—3.4%
Analog Devices, Inc.		75,500	2,958,845
Applied Materials, Inc.		194,300	2,169,359
Broadcom Corp., Class A	*	54,625	1,888,932
Lam Research Corp.	*	73,700	2,342,555
NXP Semiconductor NV (Netherlands)	*	32,275	807,198
Skyworks Solutions, Inc.	*	74,825	1,763,251

			11,930,140

Software—1.4%
Autodesk, Inc.	*	38,200	1,274,734
BMC Software, Inc.	*	1,000	41,490
Cadence Design Systems, Inc.	*†	195,600	2,516,394
Synopsys, Inc.	*	38,400	1,267,968

			5,100,586

Specialty Retail—2.0%
Foot Locker, Inc.		86,400	3,067,200
GNC Holdings, Inc., Class A		55,800	2,174,526
Pier 1 Imports, Inc.		95,725	1,793,886

			7,035,612

Textiles, Apparel & Luxury Goods—1.4%
PVH Corp.		14,025	1,314,423
V.F. Corp.		22,900	3,649,344

			4,963,767

Trading Companies & Distributors—0.6%
United Rentals, Inc.	*†	68,500	2,240,635

Water Utilities—0.5%
American Water Works Co., Inc.		50,500	1,871,530

TOTAL COMMON STOCKS (Cost $292,695,845)			338,770,465

Vantagepoint Select Value Fund
		Shares	Value
MONEY MARKET FUNDS—11.8%
Institutional Money Market Funds—11.8%
Dreyfus Institutional Cash Advantage Fund, 0.13%	††¥	4,000,000	$4,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.20%		¥16,782,084	16,782,084
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.20%	††¥	5,134,157	5,134,156
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.16%	††¥	4,000,000	4,000,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.17%	††¥	4,000,000	4,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.17%	††¥	4,000,000	4,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.15%	††¥	4,000,000	4,000,000

TOTAL MONEY MARKET FUNDS (Cost $41,916,240)			41,916,240

TOTAL INVESTMENTS—107.5% (Cost $334,612,085)			380,686,705
Other assets less liabilities—(7.5%)			(26,657,200)

NET ASSETS—100.0%			$354,029,505

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—96.8%
Aerospace & Defense—2.0%
B/E Aerospace, Inc.	*	15,437	$649,897
Rockwell Collins, Inc.		60,986	3,271,289
Spirit Aerosystems Holdings, Inc., Class A	*	28,971	643,446
Textron, Inc.	†	25,048	655,506
TransDigm Group, Inc.	*	73,694	10,454,968
Triumph Group, Inc.	†	70,224	4,391,107

			20,066,213

Air Freight & Logistics—1.0%
C.H. Robinson Worldwide, Inc.		10,742	628,944
Expeditors International of Washington, Inc.		17,619	640,627
FedEx Corp.		100,100	8,470,462

			9,740,033

Airlines—0.7%
Copa Holdings SA, Class A (Panama)		59,764	4,857,020
Delta Air Lines, Inc.	*	70,392	644,791
Southwest Airlines Co.		73,120	641,262
United Continental Holdings, Inc.	*†	33,567	654,557

			6,797,630

Auto Components—1.5%
Allison Transmission Holdings, Inc.	†	32,342	650,721
BorgWarner, Inc.	*†	104,266	7,205,823
Delphi Automotive plc (United Kingdom)	*	20,806	644,986
Gentex Corp.	†	37,664	640,665
Goodyear Tire & Rubber Co. (The)	*	53,672	654,262
Visteon Corp.	*	14,755	656,007
WABCO Holdings, Inc.	*	81,635	4,707,890

			15,160,354

Automobiles—0.5%
Harley-Davidson, Inc.		15,339	649,913
Tesla Motors, Inc.	*†	118,849	3,479,899
Thor Industries, Inc.		17,818	647,150

			4,776,962

Beverages—0.8%
Boston Beer Co., Inc. (The), Class A	*†	29,834	3,340,513
Brown-Forman Corp., Class B		9,892	645,453
Coca-Cola Enterprises, Inc.		20,866	652,480
Dr. Pepper Snapple Group, Inc.	†	14,330	638,115
Monster Beverage Corp.	*	51,379	2,782,686

			8,059,247

Biotechnology—2.2%
Alexion Pharmaceuticals, Inc.	*	28,729	3,286,598
Ariad Pharmaceuticals, Inc.	*	27,642	669,627
BioMarin Pharmaceutical, Inc.	*†	104,248	4,198,067
Cepheid, Inc.	*	61,567	2,124,677
Cubist Pharmaceuticals, Inc.	*†	86,372	4,118,217
Incyte Corp. Ltd.	*†	34,020	614,061
Medivation, Inc.	*	11,694	659,074
Myriad Genetics, Inc.	*	24,255	654,642
Onyx Pharmaceuticals, Inc.	*	7,685	649,382
Orexigen Therapeutics, Inc.	*†	117,200	669,212
Regeneron Pharmaceuticals, Inc.	*	4,316	658,881
Threshold Pharmaceuticals, Inc.	*†	127,603	923,846

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
United Therapeutics Corp.	*	11,506	$642,955
Vertex Pharmaceuticals, Inc.	*	43,489	2,433,210

			22,302,449

Building Products—0.3%
Armstrong World Industries, Inc.	†	13,899	644,496
Fortune Brands Home & Security, Inc.	*	23,587	637,085
Lennox International, Inc.	†	13,292	642,801
Masco Corp.		42,398	638,090

			2,562,472

Capital Markets—2.3%
Affiliated Managers Group, Inc.	*	43,109	5,302,407
Bank of New York Mellon Corp. (The)		361,800	8,183,916
Carlyle Group LP (The)		116,200	3,049,088
Eaton Vance Corp.	†	22,470	650,731
Federated Investors, Inc., Class B	†	30,706	635,307
Lazard Ltd., Class A (Bermuda)	†	22,260	650,660
LPL Financial Holdings, Inc.	†	22,833	651,654
SEI Investments Co.		31,311	671,621
Stifel Financial Corp.	*†	65,030	2,185,008
T. Rowe Price Group, Inc.		10,066	637,178
Waddell & Reed Financial, Inc., Class A	†	19,703	645,667

			23,263,237

Chemicals—2.4%
Airgas, Inc.		104,886	8,632,118
Albemarle Corp.		12,401	653,285
Celanese Corp., Class A		17,261	654,365
CF Industries Holdings, Inc.		2,955	656,719
Eastman Chemical Co.		11,534	657,553
Ecolab, Inc.		62,200	4,031,182
FMC Corp.		12,077	668,824
International Flavors & Fragrances, Inc.		10,961	653,056
Intrepid Potash, Inc.	*†	30,529	655,763
NewMarket Corp.	†	2,669	657,855
PPG Industries, Inc.		5,595	642,530
Rockwood Holdings, Inc.		13,667	636,882
RPM International, Inc.		22,554	643,691
Scotts Miracle-Gro Co. (The), Class A		15,328	666,308
Sherwin-Williams Co. (The)		4,334	645,376
Sigma-Aldrich Corp.	†	8,567	616,567
Valspar Corp.		11,406	639,877
W.R. Grace & Co.	*	11,030	651,652
Westlake Chemical Corp.		8,910	650,965

			23,714,568

Commercial Banks—0.1%
Signature Bank/New York	*†	9,701	650,743

Commercial Services & Supplies—1.1%
Cintas Corp.		15,623	647,573
Clean Harbors, Inc.	*	83,478	4,077,900
Copart, Inc.	*	23,422	649,492
Covanta Holding Corp.		36,532	626,889
Iron Mountain, Inc.		18,700	637,857
Pitney Bowes, Inc.	†	46,320	640,143
Rollins, Inc.		28,855	674,919
Stericycle, Inc.	*	28,906	2,616,571

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Waste Connections, Inc.		21,068	$637,307

			11,208,651

Communications Equipment—0.4%
Acme Packet, Inc.	*†	37,130	634,923
EchoStar Corp., Class A	*	22,406	642,156
F5 Networks, Inc.	*	6,175	646,522
Harris Corp.		12,622	646,499
Palo Alto Networks, Inc.	*	10,000	615,700
Riverbed Technology, Inc.	*	27,628	642,904

			3,828,704

Computers & Peripherals—1.6%
Dell, Inc.		913,000	9,002,180
Diebold, Inc.		19,151	645,580
Fusion-io, Inc.	*†	21,429	648,656
NCR Corp.	*	28,660	668,065
NetApp, Inc.	*	72,864	2,395,768
Stratasys, Inc.	*†	31,083	1,690,915
Western Digital Corp.		17,372	672,818

			15,723,982

Construction & Engineering—1.1%
ACS Actividades de Construcciony Servicios SA (Spain)		304,000	6,265,624
Chicago Bridge & Iron Co. NV (Netherlands)		16,922	644,559
Fluor Corp.		11,437	643,674
URS Corp.		97,000	3,425,070

			10,978,927

Construction Materials—1.7%
Cemex SAB de CV ADR (Mexico)	*†	1,017,755	8,477,899
Martin Marietta Materials, Inc.		7,820	648,044
Vulcan Materials Co.		160,924	7,611,705

			16,737,648

Containers & Packaging—0.4%
AptarGroup, Inc.		12,572	650,098
Ball Corp.		14,749	624,030
Crown Holdings, Inc.	*	17,753	652,423
Owens-Illinois, Inc.	*	32,828	615,853
Packaging Corp. of America		18,051	655,251
Rock-Tenn Co., Class A		9,091	656,189
Silgan Holdings, Inc.		15,208	661,700

			4,515,544

Distributors—0.5%
Genuine Parts Co.		10,622	648,261
LKQ Corp.	*†	34,074	630,369
Pool Corp.		97,300	4,045,734

			5,324,364

Diversified Consumer Services—0.2%
Apollo Group, Inc., Class A	*	22,219	645,462
H&R Block, Inc.	†	37,150	643,809
ITT Educational Services, Inc.	*	20,085	647,340
Weight Watchers International, Inc.	†	11,563	610,526

			2,547,137

Diversified Financial Services—0.8%
CBOE Holdings, Inc.		21,891	644,033
IntercontinentalExchange, Inc.	*	4,655	621,023
Leucadia National Corp.		29,013	660,046
Moody’s Corp.		14,634	646,384

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
MSCI, Inc.	*	18,072	$646,797
NASDAQ OMX Group, Inc. (The)		222,200	5,176,149

			8,394,432

Diversified Telecommunication Services—1.6%
Level 3 Communications, Inc.	*	430,001	9,877,123
tw telecom inc.	*	198,133	5,165,327
Windstream Corp.	†	63,493	641,914

			15,684,364

Electric Utilities—0.1%
ITC Holdings Corp.	†	8,677	655,808

Electrical Equipment—1.1%
AMETEK, Inc.		121,190	4,296,186
Babcock & Wilcox Co. (The)	*	25,367	646,097
Cooper Industries plc		8,648	649,119
General Cable Corp.	*	21,829	641,336
Hubbell, Inc., Class B		8,207	662,633
Polypore International, Inc.	*†	18,520	654,682
Regal-Beloit Corp.	†	29,120	2,052,378
Rockwell Automation, Inc.		9,347	650,084
Roper Industries, Inc.		5,880	646,153

			10,898,668

Electronic Equipment, Instruments & Components—0.9%
Amphenol Corp., Class A		11,188	658,749
Dolby Laboratories, Inc., Class A	*†	19,094	625,329
FEI Co.	†	44,024	2,355,284
FLIR Systems, Inc.		31,402	627,255
IPG Photonics Corp.	*†	11,560	662,388
Jabil Circuit, Inc.		34,418	644,305
National Instruments Corp.	†	25,555	643,219
Trimble Navigation Ltd.	*	56,068	2,672,201

			8,888,730

Energy Equipment & Services—1.8%
Atwood Oceanics, Inc.	*	14,236	647,026
Cameron International Corp.	*	85,832	4,812,600
CARBO Ceramics, Inc.	†	10,119	636,688
Dresser-Rand Group, Inc.	*	11,805	650,574
FMC Technologies, Inc.	*	14,108	653,200
Gulfmark Offshore, Inc., Class A	*	52,292	1,727,728
Helmerich & Payne, Inc.	†	13,584	646,734
Oceaneering International, Inc.		11,859	655,210
Oil States International, Inc.	*	77,237	6,137,252
RPC, Inc.	†	54,497	647,969
SEACOR Holdings, Inc.	*	7,750	646,040

			17,861,021

Food & Staples Retailing—0.7%
Fresh Market, Inc. (The)	*	58,298	3,496,714
Kroger Co. (The)		26,820	631,343
Safeway, Inc.	†	40,316	648,684
Whole Foods Market, Inc.		24,663	2,402,176

			7,178,917

Food Products—1.4%
Annie’s, Inc.	*†	45,667	2,047,708
Campbell Soup Co.	†	19,206	668,753
Dean Foods Co.	*	39,293	642,441
Flowers Foods, Inc.	†	31,903	643,803
Green Mountain Coffee Roasters, Inc.	*†	28,274	671,508
H.J. Heinz Co.		11,477	642,138
Hershey Co. (The)		58,737	4,163,866

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hillshire Brands Co.		24,189	$647,781
Hormel Foods Corp.	†	22,277	651,379
Ingredion, Inc.		11,847	653,481
McCormick & Co., Inc.		10,652	660,850
Mead Johnson Nutrition Co.		8,694	637,096
Smart Balance, Inc.	*†	126,749	1,531,128

			14,261,932

Gas Utilities—0.1%
ONEOK, Inc.		13,531	653,682
Questar Corp.		32,399	658,672

			1,312,354

Health Care Equipment & Supplies—1.9%
Align Technology, Inc.	*†	67,712	2,503,313
Boston Scientific Corp.	*	428,000	2,456,720
C.R. Bard, Inc.		6,181	646,842
Cooper Cos., Inc. (The)		6,861	648,090
DENTSPLY International, Inc.		16,430	626,640
Edwards Lifesciences Corp.	*	6,042	648,730
HeartWare International, Inc.	*†	16,649	1,573,164
IDEXX Laboratories, Inc.	*†	6,564	652,133
ResMed, Inc.	†	16,145	653,388
Sirona Dental Systems, Inc.	*	57,303	3,263,979
St. Jude Medical, Inc.		15,355	646,906
Thoratec Corp.	*	107,482	3,718,877
Varian Medical Systems, Inc.	*	10,400	627,328
Zimmer Holdings, Inc.		9,692	655,373

			19,321,483

Health Care Providers & Services—3.7%
AMERIGROUP Corp.	*	7,070	646,410
AmerisourceBergen Corp.		16,242	628,728
Catamaran Corp.	*†	65,593	6,426,146
DaVita, Inc.	*	147,072	15,238,130
Hanger, Inc.	*	93,146	2,657,455
HCA Holdings, Inc.		19,652	653,429
Health Management Associates, Inc., Class A	*	393,500	3,301,465
Henry Schein, Inc.	*	7,983	632,812
Laboratory Corp. of America Holdings	*	6,852	633,605
Patterson Cos., Inc.		18,025	617,176
Quest Diagnostics, Inc.		10,202	647,113
Team Health Holdings, Inc.	*	121,560	3,297,923
Tenet Healthcare Corp.	*	103,682	650,086
Universal Health Services, Inc., Class B		14,222	650,372

			36,680,850

Health Care Technology—0.3%
athenahealth, Inc.	*†	24,023	2,204,591
Cerner Corp.	*	8,243	638,090

			2,842,681

Hotels, Restaurants & Leisure—1.9%
Bally Technologies, Inc.	*†	13,259	654,862
Brinker International, Inc.		18,440	650,932
Chipotle Mexican Grill, Inc.	*	2,078	659,848
Choice Hotels International, Inc.	†	20,296	649,269
Darden Restaurants, Inc.		12,057	672,178
Dunkin’ Brands Group, Inc.		22,073	644,421
InterContinental Hotels Group plc ADR (United Kingdom)		119,504	3,136,980
International Game Technology		49,594	649,185

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Marriott International, Inc., Class A	†	15,791	$617,428
Panera Bread Co., Class A	*	27,612	4,718,615
Penn National Gaming, Inc.	*	15,133	652,232
Starwood Hotels & Resorts Worldwide, Inc.		11,238	651,355
Wyndham Worldwide Corp.		68,775	3,609,312
Wynn Resorts Ltd.		5,642	651,313

			18,617,930

Household Durables—0.7%
D.R. Horton, Inc.	†	31,584	651,894
Garmin Ltd. (Switzerland)	†	15,444	644,632
Jarden Corp.	†	12,376	653,948
NVR, Inc.	*†	733	619,018
SodaStream International Ltd. (Israel)	*†	68,829	2,696,032
Tempur-Pedic International, Inc.	*†	23,093	690,250
Tupperware Brands Corp.		11,557	619,340

			6,575,114

Household Products—0.4%
Church & Dwight Co., Inc.		66,598	3,595,626
Clorox Co. (The)		8,640	622,512

			4,218,138

Industrial Conglomerates—0.9%
Carlisle Cos., Inc.		12,290	638,097
Koninklijke Philips Electronics NV NYRS (Netherlands)		350,500	8,219,225

			8,857,322

Insurance—5.6%
Aflac, Inc.		69,300	3,318,084
Allied World Assurance Co. Holdings AG (Switzerland)		8,032	620,472
Aon plc (United Kingdom)		166,909	8,727,672
Arch Capital Group Ltd. (Bermuda)	*†	16,346	681,301
Arthur J. Gallagher & Co.		17,654	632,366
Assured Guaranty Ltd. (Bermuda)		183,400	2,497,908
Axis Capital Holdings Ltd. (Bermuda)		143,700	5,018,004
Brown & Brown, Inc.		24,830	647,318
Endurance Specialty Holdings Ltd. (Bermuda)	†	16,855	648,918
Erie Indemnity Co., Class A		10,044	645,528
Fairfax Financial Holdings Ltd. (Canada)		19,400	7,504,502
Hanover Insurance Group, Inc. (The)		17,505	652,236
Loews Corp.		221,400	9,134,964
RenaissanceRe Holdings Ltd. (Bermuda)		107,500	8,281,800
Travelers Cos., Inc. (The)		87,000	5,938,620
Validus Holdings Ltd. (Bermuda)		18,326	621,435

			55,571,128

Internet & Catalog Retail—1.4%
Expedia, Inc.		49,143	2,842,431
Groupon, Inc.	*†	135,885	646,813
HomeAway, Inc.	*	28,714	673,343
Liberty Interactive Corp., Series A	*	360,628	6,671,618
Liberty Ventures, Series A	*†	13,113	650,929
Netflix, Inc.	*	11,693	636,567

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
TripAdvisor, Inc.	*	44,684	$1,471,444

			13,593,145

Internet Software & Services—2.8%
Akamai Technologies, Inc.	*	17,028	651,491
Angie’s List, Inc.	*†	108,960	1,152,797
AOL, Inc.	*†	18,762	660,985
CoStar Group, Inc.	*†	26,654	2,173,367
DealerTrack Holdings, Inc.	*	2,208	61,493
Equinix, Inc.	*†	3,179	655,033
ExactTarget, Inc.	*	137,000	3,318,140
IAC/InterActiveCorp		12,502	650,854
LinkedIn Corp., Class A	*	5,453	656,541
Liquidity Services, Inc.	*†	45,651	2,292,137
MercadoLibre, Inc. (Argentina)		33,968	2,804,059
Rackspace Hosting, Inc.	*	44,809	2,961,427
VeriSign, Inc.	*	198,706	9,674,995

			27,713,319

IT Services—5.7%
Alliance Data Systems Corp.	*†	83,911	11,911,166
Amdocs Ltd.		201,800	6,657,382
Broadridge Financial Solutions, Inc.		27,731	646,964
CoreLogic, Inc.	*	78,286	2,076,928
DST Systems, Inc.		11,559	653,777
Fiserv, Inc.	*	8,815	652,574
FleetCor Technologies, Inc.	*	14,676	657,485
Gartner, Inc.	*	210,662	9,709,412
Genpact Ltd.		39,079	651,838
Global Payments, Inc.		74,018	3,096,173
Jack Henry & Associates, Inc.		17,180	651,122
Lender Processing Services, Inc.		23,335	650,813
NeuStar, Inc., Class A	*	189,540	7,587,286
Paychex, Inc.		19,092	635,573
SAIC, Inc.		51,826	623,985
Teradata Corp.	*	44,212	3,334,027
Total System Services, Inc.		25,998	616,153
Vantiv, Inc., Class A	*	138,918	2,993,683
VeriFone Systems, Inc.	*	91,028	2,535,130
Western Union Co. (The)		35,243	642,127

			56,983,598

Leisure Equipment & Products—0.5%
Hasbro, Inc.	†	17,277	659,463
LeapFrog Enterprises, Inc.	*	301,689	2,721,235
Mattel, Inc.		18,220	646,446
Polaris Industries, Inc.		8,014	648,092

			4,675,236

Life Sciences Tools & Services—0.6%
Agilent Technologies, Inc.		16,801	645,998
BG Medicine, Inc.	*	151,798	558,617
Bruker Corp.	*	49,847	652,497
Charles River Laboratories International, Inc.	*	16,699	661,280
Covance, Inc.	*	13,221	617,288
Illumina, Inc.	*†	13,823	666,269
Life Technologies Corp.	*	13,245	647,416
Mettler-Toledo International, Inc.	*†	3,773	644,202
Techne Corp.		9,032	649,762
Waters Corp.	*	7,617	634,725

			6,378,054

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Machinery—3.2%
Chart Industries, Inc.	*†	48,165	$3,556,985
Colfax Corp.	*†	17,987	659,583
Donaldson Co., Inc.	†	18,989	659,108
Flowserve Corp.		5,126	654,795
Gardner Denver, Inc.		48,900	2,954,049
Graco, Inc.		81,687	4,107,222
IDEX Corp.	†	15,899	664,101
Ingersoll-Rand plc (Ireland)		14,358	643,526
ITT Corp.		32,160	648,024
Joy Global, Inc.		11,341	635,777
Lincoln Electric Holdings, Inc.	†	16,772	654,947
Manitowoc Co., Inc. (The)	†	49,198	656,301
Nordson Corp.	†	53,798	3,153,639
PACCAR, Inc.		16,031	641,641
Pall Corp.		53,973	3,426,746
Parker Hannifin Corp.		8,038	671,816
Snap-on, Inc.		9,138	656,748
SPX Corp.		9,529	623,292
Timken Co.		17,330	643,983
Toro Co. (The)	†	16,745	666,116
Valmont Industries, Inc.		5,210	685,115
Wabtec Corp.		51,153	4,107,074
Xylem, Inc.		25,601	643,865

			32,414,453

Marine—0.1%
Kirby Corp.	*†	11,811	652,912
Matson, Inc.		30,946	647,081

			1,299,993

Media—5.2%
AMC Networks, Inc., Class A	*	14,963	651,190
Cablevision Systems Corp., Class A		40,546	642,654
Charter Communications, Inc., Class A	*	8,615	646,728
Cinemark Holdings, Inc.	†	28,764	645,177
Clear Channel Outdoor Holdings, Inc., Class A	*†	111,778	668,432
DIRECTV	*	153,400	8,047,364
Discovery Communications, Inc., Class A	*	10,895	649,669
Discovery Communications, Inc., Class C	*	140,400	7,868,016
DISH Network Corp., Class A		21,639	662,370
Interpublic Group of Cos., Inc. (The)		59,591	662,652
John Wiley & Sons, Inc., Class A		13,968	641,830
Lamar Advertising Co., Class A	*	17,595	652,071
Liberty Global, Inc., Series A	*	10,739	652,394
Liberty Media Corp. - Liberty Capital, Class A	*	6,313	657,625
Madison Square Garden Co. (The), Class A	*	16,296	656,240
McGraw-Hill Cos., Inc. (The)		59,922	3,271,142
Morningstar, Inc.	†	10,688	669,496
National CineMedia, Inc.		140,600	2,301,622
Omnicom Group, Inc.		12,529	645,995
Pandora Media, Inc.	*†	56,633	620,131
Regal Entertainment Group, Class A	†	46,616	655,887
Scripps Networks Interactive, Inc., Class A		10,965	671,387

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Sirius XM Radio, Inc.	*	251,774	$654,612
Virgin Media, Inc.	†	402,147	11,839,208
Walt Disney Co. (The)		119,300	6,237,004

			51,970,896

Metals & Mining—0.4%
Allied Nevada Gold Corp.	*†	16,507	644,763
Carpenter Technology Corp.		12,490	653,477
Compass Minerals International, Inc.	†	8,812	657,287
Molycorp, Inc.	*†	56,741	652,521
Royal Gold, Inc.		6,552	654,283
Steel Dynamics, Inc.		55,522	623,512
Tahoe Resources, Inc.	*	31,988	651,276

			4,537,119

Multiline Retail—0.4%
Big Lots, Inc.	*†	21,771	643,986
Dollar General Corp.	*	12,480	643,219
Dollar Tree, Inc.	*	13,333	643,651
Family Dollar Stores, Inc.		9,824	651,331
Kohl’s Corp.		12,762	653,670
Macy’s, Inc.		17,307	651,089
Nordstrom, Inc.		11,767	649,303

			4,536,249

Office Electronics—0.1%
Zebra Technologies Corp., Class A	*†	17,181	644,975

Oil, Gas & Consumable Fuels—5.1%
Approach Resources, Inc.	*	84,506	2,546,166
Cabot Oil & Gas Corp.		61,237	2,749,541
Cheniere Energy, Inc.	*†	41,936	652,105
Chesapeake Energy Corp.	†	607,200	11,457,864
Cobalt International Energy, Inc.	*	29,676	660,885
Concho Resources, Inc.	*	41,468	3,929,093
CONSOL Energy, Inc.		250,300	7,521,515
Continental Resources, Inc.	*†	8,613	662,340
Denbury Resources, Inc.	*	203,300	3,285,328
Golar LNG Ltd. (Bermuda)		16,743	646,112
Kosmos Energy Ltd. (Bermuda)	*	56,332	641,621
Laredo Petroleum Holdings, Inc.	*†	29,804	655,092
Noble Energy, Inc.		6,940	643,407
PDC Energy, Inc.	*†	63,913	2,021,568
Pioneer Natural Resources Co.	†	6,177	644,879
Plains Exploration & Production Co.	*	63,019	2,361,322
Range Resources Corp.		9,517	664,953
SM Energy Co.		12,334	667,393
Southwestern Energy Co.	*	83,345	2,898,739
Sunoco, Inc.		12,820	600,361
Whiting Petroleum Corp.	*	94,315	4,468,645
World Fuel Services Corp.	†	18,350	653,443

			51,032,372

Personal Products—0.4%
Avon Products, Inc.		39,678	632,864
Herbalife Ltd. (Cayman Islands)	†	62,362	2,955,959
Nu Skin Enterprises, Inc., Class A	†	15,439	599,496

			4,188,319

Pharmaceuticals—1.3%
Endo Health Solutions, Inc.	*	20,159	639,443
Impax Laboratories, Inc.	*†	148,385	3,852,075
Mylan, Inc.	*	26,519	647,064
Perrigo Co.		5,353	621,858

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Salix Pharmaceuticals Ltd.	*†	81,999	$3,471,838
Shire plc ADR (Ireland)		27,900	2,474,730
Warner Chilcott plc, Class A (Ireland)		44,992	607,392
Watson Pharmaceuticals, Inc.	*	7,721	657,520

			12,971,920

Professional Services—2.2%
Advisory Board Co. (The)	*†	50,730	2,426,416
Corporate Executive Board Co. (The)	†	7,021	376,536
Dun & Bradstreet Corp. (The)		8,138	647,948
Equifax, Inc.		13,957	650,117
IHS, Inc., Class A	*	47,930	4,665,985
Manpower, Inc.		55,000	2,024,000
Nielsen Holdings NV	*	241,907	7,252,372
Robert Half International, Inc.		24,292	646,896
Verisk Analytics, Inc., Class A	*	62,692	2,984,766

			21,675,036

Real Estate Investment Trusts (REITs)—1.7%
American Campus Communities, Inc. REIT		14,858	651,969
American Tower Corp. REIT		44,700	3,191,133
Apartment Investment & Management Co., Class A REIT		24,957	648,632
Boston Properties, Inc. REIT		5,943	657,355
BRE Properties, Inc. REIT	†	13,866	650,177
Camden Property Trust REIT		9,687	624,715
Digital Realty Trust, Inc. REIT	†	9,173	640,734
Equity Lifestyle Properties, Inc. REIT		9,280	632,154
Essex Property Trust, Inc. REIT		4,376	648,698
Extra Space Storage, Inc. REIT		19,521	649,073
Federal Realty Investment Trust REIT		6,125	644,963
HCP, Inc. REIT	†	14,477	643,937
Home Properties, Inc. REIT		10,483	642,293
Kilroy Realty Corp. REIT		14,429	646,131
Mid-America Apartment Communities, Inc. REIT		9,914	647,483
Plum Creek Timber Co., Inc. REIT	†	14,720	645,325
Post Properties, Inc. REIT		13,191	632,640
Rayonier, Inc. REIT	†	13,248	649,284
Regency Centers Corp. REIT		13,279	647,086
Tanger Factory Outlet Centers, Inc. REIT		19,833	641,201
Taubman Centers, Inc. REIT		8,234	631,795
Weyerhaeuser Co. REIT		24,384	637,398

			16,704,176

Real Estate Management & Development—1.0%
Alexander & Baldwin, Inc.	*	21,796	643,636
CBRE Group, Inc.	*	203,831	3,752,529
Jones Lang LaSalle, Inc.		39,725	3,033,004
St. Joe Co. (The)	*†	34,150	665,925
Zillow, Inc., Class A	*†	47,307	1,995,409

			10,090,503

Road & Rail—2.1%
Canadian Pacific Railway Ltd. (Canada)	†	22,700	1,881,603
Con-way, Inc.		23,815	651,816
Hertz Global Holdings, Inc.	*	270,141	3,709,036
J.B. Hunt Transport Services, Inc.		12,264	638,219

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Kansas City Southern		172,823	$13,096,527
Landstar System, Inc.	†	13,547	640,502

			20,617,703

Semiconductors & Semiconductor Equipment—2.7%
Advanced Micro Devices, Inc.	*†	189,445	638,430
Altera Corp.		107,943	3,668,443
Analog Devices, Inc.		90,825	3,559,432
ASML Holding NV NYRS (Netherlands)		63,200	3,392,576
Atmel Corp.	*	119,669	629,459
Avago Technologies Ltd. (Singapore)		18,649	650,197
Broadcom Corp., Class A	*	70,600	2,441,348
Cypress Semiconductor Corp.	*	58,794	630,272
EZchip Semiconductor Ltd. (Israel)	*†	58,438	1,787,618
Freescale Semiconductor Ltd.	*†	67,922	645,938
Lam Research Corp.	*	20,434	649,495
Linear Technology Corp.		19,858	632,477
LSI Corp.	*	93,842	648,448
Maxim Integrated Products, Inc.		24,279	646,307
Mellanox Technologies Ltd. (Israel)	*	18,100	1,837,693
Microchip Technology, Inc.		19,771	647,303
Silicon Laboratories, Inc.	*	17,554	645,285
Skyworks Solutions, Inc.	*	103,748	2,444,822
Teradyne, Inc.	*†	42,961	610,905
Xilinx, Inc.		18,766	626,972

			27,433,420

Software—5.8%
ACI Worldwide, Inc.	*	70,663	2,986,218
ANSYS, Inc.	*	38,527	2,827,882
Ariba, Inc.	*	14,561	652,333
Aspen Technology, Inc.	*	196,899	5,089,839
Autodesk, Inc.	*	19,548	652,317
BMC Software, Inc.	*	15,630	648,489
BroadSoft, Inc.	*†	107,458	4,407,927
CA, Inc.		25,106	646,856
Cadence Design Systems, Inc.	*	50,354	647,804
Check Point Software Technologies Ltd. (Israel)	*	7,800	375,648
Citrix Systems, Inc.	*	27,503	2,105,905
CommVault Systems, Inc.	*	81,445	4,780,821
Compuware Corp.	*	67,540	669,321
Concur Technologies, Inc.	*†	8,649	637,691
FactSet Research Systems, Inc.	†	6,592	635,601
Fortinet, Inc.	*	197,918	4,777,741
Guidewire Software, Inc.	*	5,456	169,409
Informatica Corp.	*	94,121	3,276,352
Intuit, Inc.		10,690	629,427
MICROS Systems, Inc.	*†	73,574	3,613,955
NetSuite, Inc.	*†	10,301	657,204
Nuance Communications, Inc.	*	26,786	666,704
Red Hat, Inc.	*	52,986	3,017,023
Rovi Corp.	*	42,822	621,347
ServiceNow, Inc.	*	16,200	626,616
SolarWinds, Inc.	*	11,581	645,525
Solera Holdings, Inc.		83,131	3,646,957
Splunk, Inc.	*	18,120	665,366
Symantec Corp.	*	35,647	641,646
Synopsys, Inc.	*	19,625	648,017
TIBCO Software, Inc.	*	176,368	5,331,605

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Zynga, Inc., Class A	*	228,785	$649,749

			58,049,295

Specialty Retail—4.4%
Aaron’s, Inc.		22,525	626,420
Advance Auto Parts, Inc.		9,534	652,507
American Eagle Outfitters, Inc.	†	31,568	665,453
Ascena Retail Group, Inc.	*	30,531	654,890
AutoNation, Inc.	*†	14,977	654,046
AutoZone, Inc.	*	1,750	646,922
Bed Bath & Beyond, Inc.	*	10,095	635,985
CarMax, Inc.	*	23,714	671,106
Chico’s FAS, Inc.		35,747	647,378
Dick’s Sporting Goods, Inc.	†	12,683	657,614
DSW, Inc., Class A		62,771	4,188,081
Foot Locker, Inc.		18,340	651,070
Gap, Inc. (The)		18,390	657,994
GNC Holdings, Inc., Class A	†	129,721	5,055,227
Hibbett Sports, Inc.	*†	49,330	2,932,669
Limited Brands, Inc.		13,307	655,503
Lumber Liquidators Holdings, Inc.	*†	25,700	1,302,476
O’Reilly Automotive, Inc.	*	49,195	4,113,686
PetSmart, Inc.		9,250	638,065
Ross Stores, Inc.		10,025	647,615
Sally Beauty Holdings, Inc.	*	171,434	4,301,279
Tiffany & Co.	†	42,174	2,609,727
Tractor Supply Co.		64,555	6,383,844
Ulta Salon Cosmetics & Fragrance, Inc.		6,406	616,930
Urban Outfitters, Inc.	*	17,323	650,652
Williams-Sonoma, Inc.		58,112	2,555,185

			44,472,324

Textiles, Apparel & Luxury Goods—2.2%
Carter’s, Inc.	*	11,675	628,582
Coach, Inc.		73,400	4,111,868
Deckers Outdoor Corp.	*†	17,885	655,306
Fifth & Pacific Cos., Inc.	*	172,409	2,203,387
Fossil, Inc.	*	7,622	645,584
Hanesbrands, Inc.	*	130,536	4,161,488
Michael Kors Holdings Ltd. (Hong Kong)	*	12,243	651,083
PVH Corp.		42,849	4,015,808
Ralph Lauren Corp.		4,340	656,338
Under Armour, Inc., Class A	*†	69,512	3,880,855
V.F. Corp.		4,033	642,699

			22,252,998

Thrifts & Mortgage Finance—0.1%
People’s United Financial, Inc.		52,381	635,905

Tobacco—0.1%
Lorillard, Inc.		5,485	638,728

Trading Companies & Distributors—0.6%
Fastenal Co.		15,753	677,221
MRC Global, Inc.	*	26,697	656,479
MSC Industrial Direct Co., Inc., Class A	†	9,432	636,283
United Rentals, Inc.	*	19,448	636,144
W.W. Grainger, Inc.		3,242	675,536
WESCO International, Inc.	*†	41,020	2,346,344

			5,628,007

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Water Utilities—0.1%
Aqua America, Inc.		25,316	$626,824

Wireless Telecommunication Services—1.9%
Crown Castle International Corp.	*	9,988	640,231
SBA Communications Corp., Class A	*†	285,920	17,984,368

			18,624,599

TOTAL COMMON STOCKS (Cost $891,290,039)			966,168,903

MONEY MARKET FUNDS—18.0%
Institutional Money Market Funds—18.0%
Dreyfus Institutional Cash Advantage Fund, 0.13%	††¥	25,000,000	25,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.20%		¥24,986,155	24,986,155
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.20%	††¥	19,655,923	19,655,923
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.16%	††¥	35,000,000	35,000,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.17%	††¥	25,000,000	25,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.17%	††¥	25,000,000	25,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.15%	††¥	25,000,000	25,000,000

TOTAL MONEY MARKET FUNDS (Cost $179,642,078)			179,642,078

TOTAL INVESTMENTS—114.8% (Cost $1,070,932,117)			1,145,810,981
Other assets less liabilities—(14.8%)			(147,653,778)

NET ASSETS—100.0%			$998,157,203

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Discovery Fund
		Shares	Value
COMMON STOCKS—46.8%
Aerospace & Defense—0.7%
Astronics Corp.	*	17,700	$545,160
GeoEye, Inc.	*	31,600	835,188

			1,380,348

Automobiles—0.6%
Tesla Motors, Inc.	*†	41,500	1,215,120

Biotechnology—1.3%
Arena Pharmaceuticals, Inc.	*†	110,158	916,515
Incyte Corp. Ltd.	*†	50,900	918,745
Rigel Pharmaceuticals, Inc.	*	94,700	970,675

			2,805,935

Capital Markets—1.1%
BGC Partners, Inc., Class A		247,000	1,210,300
Fifth Street Finance Corp.		99,300	1,090,314

			2,300,614

Chemicals—0.6%
LSB Industries, Inc.	*	28,900	1,267,843

Commercial Banks—0.6%
Hudson Valley Holding Corp.	†	72,089	1,229,117

Communications Equipment—2.8%
Arris Group, Inc.	*	66,400	849,256
Emulex Corp.	*	154,900	1,116,829
Extreme Networks, Inc.	*†	331,500	1,107,210
Mitel Networks Corp. (Canada)	*†	214,631	579,504
NETGEAR, Inc.	*	34,100	1,300,574
Parkervision, Inc.	*†	437,640	1,024,077

			5,977,450

Construction & Engineering—1.0%
EMCOR Group, Inc.		37,500	1,070,250
Michael Baker Corp.	*	43,800	1,045,068

			2,115,318

Consumer Finance—1.0%
DFC Global Corp.	*	68,300	1,171,345
Regional Management Corp.	*	56,499	974,608

			2,145,953

Diversified Consumer Services—0.5%
Steiner Leisure Ltd. (Bahamas)	*	21,500	1,000,825

Diversified Financial Services—0.3%
Gain Capital Holdings, Inc.	†	146,800	723,724

Electric Utilities—1.3%
Portland General Electric Co.		34,500	932,880
UNS Energy Corp.		22,400	937,664
Westar Energy, Inc.		30,200	895,732

			2,766,276

Electronic Equipment, Instruments & Components—1.4%
Fabrinet (Cayman Islands)	*†	83,000	961,970
Park Electrochemical Corp.		42,600	1,057,758
TTM Technologies, Inc.	*	104,700	987,321

			3,007,049

Energy Equipment & Services—0.8%
C&J Energy Services, Inc.	*^‡	87,100	1,733,290

Food Products—1.1%
Darling International, Inc.	*	63,200	1,155,928
Omega Protein Corp.	*	162,200	1,112,692

			2,268,620

Vantagepoint Discovery Fund
		Shares	Value
COMMON STOCKS—(Continued)
Health Care Equipment & Supplies—2.0%
Globus Medical, Inc., Class A	*	49,743	$896,866
Greatbatch, Inc.	*	45,700	1,111,881
ICU Medical, Inc.	*†	18,800	1,137,024
Merit Medical Systems, Inc.	*	71,300	1,064,509

			4,210,280

Health Care Providers & Services—1.8%
Amsurg Corp.	*	28,200	800,316
Ensign Group, Inc. (The)		31,800	973,239
LHC Group, Inc.	*	58,200	1,074,954
MEDNAX, Inc.	*†	12,100	900,845

			3,749,354

Hotels, Restaurants & Leisure—1.1%
Del Frisco’s Restaurant Group, Inc.	*†	84,500	1,259,050
Whistler Blackcomb Holdings, Inc. (Canada)	*‡	17,100	200,900
Whistler Blackcomb Holdings, Inc. (Canada)		66,100	776,579

			2,236,529

Industrial Conglomerates—0.4%
Carlisle Cos., Inc.		18,100	939,752

Internet Software & Services—0.9%
EarthLink, Inc.		132,600	944,112
XO Group, Inc.	*	106,900	892,615

			1,836,727

Machinery—2.0%
Altra Holdings, Inc.		58,900	1,071,980
John Bean Technologies Corp.		61,200	999,396
Titan International, Inc.	†	57,000	1,006,620
Wabash National Corp.	*	145,200	1,035,276

			4,113,272

Metals & Mining—2.0%
Allied Nevada Gold Corp.	*	31,100	1,214,766
New Gold, Inc. (Canada)	*	94,300	1,152,346
Romarco Minerals, Inc. (Canada)	*	981,150	1,067,878
Universal Stainless & Alloy Products, Inc.	*	23,600	876,740

			4,311,730

Oil, Gas & Consumable Fuels—4.2%
Alberta Oilsands, Inc. (Canada)	*	1,498,600	137,192
Berry Petroleum Co., Class A	†	26,700	1,084,821
Bonanza Creek Energy, Inc.	*	43,100	1,015,436
BPZ Resources, Inc.	*†	415,000	1,186,900
Karoon Gas Australia Ltd. (Australia)	*	220,040	1,224,318
Midstates Petroleum Co., Inc.	*	123,800	1,070,870
Oilsands Quest, Inc. (Canada)	*	2,055,636	28,779
Porto Energy Corp.	*	1,578,400	248,858
Swift Energy Co.	*	50,700	1,058,616
Synergy Resources Corp.	*†	172,700	720,159
Warren Resources, Inc.	*	344,100	1,046,064

			8,822,013

Pharmaceuticals—0.5%
Medicines Co. (The)	*	38,200	985,942

Real Estate Investment Trusts (REITs)—4.2%
Anworth Mortgage Asset Corp. REIT		131,300	892,840

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Discovery Fund
		Shares	Value
COMMON STOCKS—(Continued)
Capstead Mortgage Corp. REIT		57,200	$771,628
CreXus Investment Corp. REIT		84,518	913,639
Gladstone Commercial
Corp. REIT	†	52,400	956,824
Medical Properties Trust, Inc. REIT		93,900	981,255
MFA Financial, Inc. REIT		116,200	987,700
Pebblebrook Hotel Trust REIT		41,500	970,685
STAG Industrial, Inc. REIT		65,300	1,061,778
Summit Hotel Properties, Inc. REIT		140,900	1,203,286

			8,739,635

Real Estate Management & Development—0.5%
Brasil Brokers Participacoes SA (Brazil)		312,900	1,103,581

Road & Rail—0.5%
Quality Distribution, Inc.	*	119,500	1,105,375

Semiconductors & Semiconductor Equipment—1.3%
GT Advanced Technologies, Inc.	*†	165,700	903,065
Microsemi Corp.	*	54,800	1,099,836
PMC - Sierra, Inc.	*	147,500	831,900

			2,834,801

Software—1.5%
Comverse Technology, Inc.	*	132,700	816,105
JDA Software Group, Inc.	*	38,100	1,210,818
SeaChange International, Inc.	*	135,093	1,060,480

			3,087,403

Specialty Retail—2.9%
Cato Corp. (The), Class A		35,500	1,054,705
Destination Maternity Corp.		57,400	1,073,380
Express, Inc.	*	80,300	1,190,046
Finish Line, Inc. (The), Class A		50,400	1,146,096
Shoe Carnival, Inc.		42,750	1,005,907
Wet Seal, Inc. (The), Class A	*	195,300	615,195

			6,085,329

Textiles, Apparel & Luxury Goods—1.0%
Skechers U.S.A., Inc., Class A	*	51,100	1,042,440
True Religion Apparel, Inc.		46,700	996,111

			2,038,551

Thrifts & Mortgage Finance—2.0%
EverBank Financial Corp.		91,400	1,258,578
Flushing Financial Corp.		74,417	1,175,789
Home Loan Servicing Solutions Ltd. (Cayman Islands)		67,000	1,090,090
WSFS Financial Corp.		18,400	759,552

			4,284,009

Trading Companies & Distributors—2.9%
Applied Industrial Technologies, Inc.		22,000	911,460
CAI International, Inc.	*	51,900	1,064,988
H&E Equipment Services, Inc.		62,500	757,500
SeaCube Container Leasing Ltd.		57,253	1,073,494
TAL International Group, Inc.		30,653	1,041,589

Vantagepoint Discovery Fund
			Shares	Value
COMMON STOCKS—(Continued)
Textainer Group Holdings Ltd. (Bermuda)		†	38,000	$1,160,900

				6,009,931

TOTAL COMMON STOCKS (Cost $88,426,707)				98,431,696

CONVERTIBLE PREFERRED STOCKS—0.6%
Leisure Equipment & Products—0.6%
Callaway Golf Co., Perpetual, Series B 7.500%			12,500	1,263,281

Real Estate Management & Development—0.0%
Grubb & Ellis Co. 12.000%		*	5,800	2,187
Grubb & Ellis Co., Perpetual 12.000%		*^	5,200	1,960

				4,147

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,252,172)				1,267,428

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—24.4%
Aerospace & Defense—0.6%
Boeing Co. (The)
1.875%	11/20/2012		$450,000	450,940
Raytheon Co.
1.400%	12/15/2014		145,000	147,388
United Technologies Corp.
0.918%	06/01/2015	#	545,000	551,947

				1,150,275

Auto Components—0.1%
Johnson Controls, Inc.
0.852%	02/04/2014	#	290,000	291,220

Automobile—0.2%
Daimler Finance North America LLC
1.300%	07/31/2015	^	490,000	492,269

Beverages—0.9%
Coca-Cola Enterprises, Inc.
1.125%	11/12/2013		530,000	533,039
PepsiCo, Inc.
0.700%	08/13/2015		1,000,000	1,004,166
SABMiller Holdings, Inc.
2.450%	01/15/2017	^	270,000	282,697

				1,819,902

Biotechnology—0.2%
Amgen, Inc.
1.875%	11/15/2014		330,000	338,941
Gilead Sciences, Inc.
2.400%	12/01/2014		140,000	144,835

				483,776

Capital Markets—0.9%
Astoria Financial Corp.
5.000%	06/19/2017		240,000	249,557
Bank of New York Mellon Corp. (The) MTN
1.200%	02/20/2015		100,000	101,406
Goldman Sachs Group, Inc. (The)
1.439%	02/07/2014	#	570,000	569,899
Morgan Stanley
1.427%	04/29/2013	#	610,000	610,773

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date				Face	Value
CORPORATE OBLIGATIONS—(Continued)
TD Ameritrade Holding Corp.
4.150%	12/01/2014				$410,000	$438,314

						1,969,949

Chemicals—0.1%
Ecolab, Inc.
2.375%	12/08/2014				110,000	114,138

Commercial Banks—3.1%
Banco Bradesco SA (Brazil)
2.537%	05/16/2014		#^		300,000	302,230
Banco de Credito del Peru (Peru)
4.750%	03/16/2016		^		420,000	445,200
Bank of Ceylon (Sri Lanka)
6.875%	05/03/2017		^		200,000	214,500
Bank of Nova Scotia (Canada)
1.850%	01/12/2015				200,000	206,261
BB&T Corp. MTN
1.600%	08/15/2017				150,000	152,871
BB&T Corp., Series A MTN
3.375%	09/25/2013				200,000	205,503
Capital One Financial Corp.
2.125%	07/15/2014				340,000	347,076
CIT Group, Inc.
4.750%	02/15/2015		^		270,000	282,825
HSBC Bank plc (United Kingdom)
1.625%	07/07/2014		^	†	360,000	362,655
HSBC USA, Inc.
2.375%	02/13/2015				240,000	247,208
ING Bank NV (Netherlands)
3.750%	03/07/2017		^		500,000	527,390
1.439%	03/15/2013		#^	†	570,000	571,926
KeyCorp MTN
3.750%	08/13/2015				230,000	248,248
Oversea-Chinese Banking Corp. Ltd. (Singapore)
1.625%	03/13/2015		^		300,000	303,884
US Bancorp
4.200%	05/15/2014				500,000	529,706
US Bank NA, Bank Note
0.735%	10/14/2014		#		400,000	399,273
Wachovia Bank NA, Bank Note
4.800%	11/01/2014				545,000	586,365
Wells Fargo & Co. MTN
2.100%	05/08/2017				100,000	103,572
Westpac Banking Corp. (Australia)
1.129%	09/25/2015		#		540,000	541,356

						6,578,049

Commercial Services & Supplies—0.2%
PHH Corp.
7.375%	09/01/2019	†			340,000	365,500

Communications Equipment—0.4%
Cisco Systems, Inc.
0.644%	03/14/2014		#		680,000	683,151
SBA Communications Corp.
5.625%	10/01/2019		^	†	150,000	153,188

						836,339

Computers & Peripherals—0.1%
Hewlett-Packard Co.
1.931%	09/19/2014		#		300,000	303,751

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
Consumer Finance—2.4%
Ally Financial, Inc.
4.625%	06/26/2015			$480,000	$492,553
American Express Credit Corp. MTN
1.750%	06/12/2015			100,000	102,355
American Express Credit Corp., Series D MTN
5.125%	08/25/2014			300,000	324,670
American Honda Finance Corp.
1.000%	08/11/2015	^		350,000	350,955
Banque PSA Finance SA (France)
2.361%	04/04/2014	#^		540,000	529,576
Caterpillar Financial Services Corp., Series G MTN
1.375%	05/20/2014			360,000	365,315
Ford Motor Credit Co. LLC
3.875%	01/15/2015			470,000	491,463
General Motors Financial Co., Inc.
4.750%	08/15/2017	^	†	350,000	359,246
International Lease Finance Corp.
6.500%	09/01/2014	^		200,000	216,000
4.875%	04/01/2015			210,000	219,064
John Deere Capital Corp.
0.700%	09/04/2015			280,000	280,704
John Deere Capital Corp. MTN
1.600%	03/03/2014			270,000	274,399
PACCAR Financial Corp. MTN
1.550%	09/29/2014			210,000	214,211
1.050%	06/05/2015			90,000	90,873
RCI Banque SA (France)
2.328%	04/11/2014	#^		800,000	783,996

					5,095,380

Containers & Packaging—0.1%
Rock-Tenn Co.
4.450%	03/01/2019	^		160,000	169,005

Diversified Financial Services—3.1%
Bank of America Corp.
3.700%	09/01/2015			425,000	449,249
Bank of America Corp., Series 1
3.750%	07/12/2016			130,000	138,049
Citigroup, Inc.
6.000%	12/13/2013			175,000	185,653
5.300%	10/17/2012			175,000	175,343
4.450%	01/10/2017			225,000	247,377
2.250%	08/07/2015			300,000	304,786
1.285%	02/15/2013	#		470,000	470,962
CME Group, Inc.
5.400%	08/01/2013			200,000	208,315
Equifax, Inc.
4.450%	12/01/2014			80,000	84,708
ERAC USA Finance LLC
2.250%	01/10/2014	^		400,000	405,298
General Electric Capital Corp.
5.900%	05/13/2014			260,000	281,335
2.150%	01/09/2015			240,000	247,136
1.625%	07/02/2015			400,000	407,270
General Electric Capital Corp. MTN
1.090%	04/07/2014	#		300,000	301,417
General Electric Capital Corp., Series A MTN
3.750%	11/14/2014			390,000	413,600
Harley-Davidson Financial Services, Inc.
1.150%	09/15/2015	^		160,000	160,310

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
JPMorgan Chase & Co.
4.750%	05/01/2013		$350,000	$358,921
JPMorgan Chase & Co. MTN
1.875%	03/20/2015		105,000	107,192
1.252%	01/24/2014	#	540,000	543,708
Lender Processing Services, Inc.
5.750%	04/15/2023		160,000	160,000
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		460,000	481,654
National Rural Utilities Cooperative Finance Corp.
1.125%	11/01/2013		215,000	216,756
1.000%	02/02/2015		200,000	202,440

				6,551,479

Diversified Telecommunication Services—1.1%
AT&T, Inc.
0.875%	02/13/2015		780,000	787,132
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014		100,000	106,405
Telecom Italia Capital SA (Luxembourg)
5.250%	11/15/2013		105,000	108,544
Telefonica Emisiones SAU (Spain)
2.582%	04/26/2013		490,000	491,838
Verizon Communications, Inc.
0.972%	03/28/2014	#	300,000	302,429
Windstream Corp.
8.125%	08/01/2013		70,000	73,850
7.875%	11/01/2017		340,000	381,650

				2,251,848

Electric Utilities—0.7%
Cia de Eletricidade do Estado da Bahia (Brazil)
11.750%	04/27/2016	^	BRL 450,000	241,399
Georgia Power Co.
1.300%	09/15/2013		460,000	463,895
0.750%	08/10/2015		500,000	501,650
NextEra Energy Capital Holdings, Inc.
1.611%	06/01/2014		180,000	182,359
1.200%	06/01/2015		80,000	80,560

				1,469,863

Electronic Equipment, Instruments & Components—0.3%
Tech Data Corp.
3.750%	09/21/2017		540,000	550,373

Food & Staples Retailing—0.5%
Kroger Co. (The)
2.200%	01/15/2017		500,000	512,639
Safeway, Inc.
3.400%	12/01/2016		200,000	209,595
Walgreen Co.
1.000%	03/13/2015		210,000	210,948
0.899%	03/13/2014	#	120,000	120,195

				1,053,377

Food Products—0.8%
ConAgra Foods, Inc.
1.350%	09/10/2015		70,000	70,539
General Mills, Inc.
5.250%	08/15/2013		750,000	781,267
Kellogg Co.
1.125%	05/15/2015		350,000	353,549
Kraft Foods Group, Inc.
1.625%	06/04/2015	^	150,000	152,371

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Kraft Foods, Inc.
5.250%	10/01/2013		$140,000	$146,151
2.625%	05/08/2013		140,000	141,649

				1,645,526

Gas Utilities—0.1%
Sabine Pass LNG LP
7.250%	11/30/2013		245,000	262,150

Health Care Equipment & Supplies—0.3%
DENTSPLY International, Inc.
1.935%	08/15/2013	#	280,000	281,482
Stryker Corp.
3.000%	01/15/2015		300,000	315,720

				597,202

Health Care Providers & Services—0.7%
Express Scripts Holding Co.
2.750%	11/21/2014	^	500,000	519,444
HCA, Inc.
6.750%	07/15/2013		80,000	83,200
Quest Diagnostics, Inc.
1.223%	03/24/2014	#	160,000	161,213
WellPoint, Inc.
2.375%	02/15/2017		465,000	481,392
1.250%	09/10/2015		190,000	191,465

				1,436,714

Hotels, Restaurants & Leisure—0.1%
McDonald’s Corp. MTN
0.750%	05/29/2015		190,000	191,941

Household Durables—0.1%
Lennar Corp.
4.750%	12/15/2017	^	250,000	259,375
Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)
7.750%	03/01/2014		225,000	243,000

Industrial Conglomerates—0.2%
Danaher Corp.
0.626%	06/21/2013	#	500,000	501,041

Insurance—0.9%
Allstate Corp. (The)
6.200%	05/16/2014		300,000	326,802
American International Group, Inc.
2.375%	08/24/2015		150,000	151,706
MetLife, Inc.
2.375%	02/06/2014		190,000	194,486
Metropolitan Life Global Funding I
1.208%	01/10/2014	#^	700,000	704,014
New York Life Global Funding
0.721%	04/04/2014	#^	500,000	501,384

				1,878,392

Internet & Catalog Retail—0.1%
eBay, Inc.
0.700%	07/15/2015		220,000	221,196

IT Services—0.3%
Computer Sciences Corp.
2.500%	09/15/2015	†	100,000	101,561

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
International Business Machines Corp.
0.550%	02/06/2015		$610,000	$611,945

				713,506

Life Sciences Tools & Services—0.2%
Howard Hughes Medical Institute
3.450%	09/01/2014		400,000	423,479

Machinery—0.2%
Case New Holland, Inc.
7.750%	09/01/2013		200,000	210,250
Tyco Electronics Group SA (Luxembourg)
1.600%	02/03/2015		100,000	101,554

				311,804

Media—0.3%
DISH DBS Corp.
4.625%	07/15/2017	^†	360,000	369,900
Viacom, Inc.
4.375%	09/15/2014		200,000	213,988

				583,888

Metals & Mining—0.5%
ArcelorMittal (Luxembourg)
4.000%	08/05/2015	†	350,000	348,019
FMG Resources August 2006 Pty Ltd. (Australia)
6.000%	04/01/2017	^	280,000	261,800
Freeport-McMoRan Copper & Gold, Inc.
1.400%	02/13/2015		100,000	100,779
Steel Dynamics, Inc.
7.375%	11/01/2012		375,000	377,459

				1,088,057

Multiline Retail—0.5%
Dollar General Corp.
4.125%	07/15/2017		360,000	378,000
Target Corp.
0.625%	07/18/2014	#	700,000	702,969

				1,080,969

Multi-Utilities—0.2%
DTE Energy Co.
1.118%	06/03/2013	#	370,000	371,103

Oil, Gas & Consumable Fuels—0.9%
Chesapeake Energy Corp.
7.625%	07/15/2013	†	165,000	172,013
ConocoPhillips
4.750%	02/01/2014		53,000	56,002
CONSOL Energy, Inc.
8.000%	04/01/2017		100,000	105,000
Enterprise Products Operating LLC
1.250%	08/13/2015		100,000	101,063
Forest Oil Corp.
8.500%	02/15/2014	†	200,000	216,625
Phillips 66
1.950%	03/05/2015	^†	230,000	235,477
Rockies Express Pipeline LLC
3.900%	04/15/2015	^	290,000	287,100
Tesoro Corp.
4.250%	10/01/2017		260,000	268,450
WPX Energy, Inc.
5.250%	01/15/2017		355,000	385,175

				1,826,905

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Paper & Forest Products—0.1%
Masco Corp.
4.800%	06/15/2015		$165,000	$173,901

Personal Products—0.2%
Revlon Consumer Products Corp.
9.750%	11/15/2015		380,000	403,750

Pharmaceuticals—0.5%
Takeda Pharmaceutical Co. Ltd (Japan)
1.031%	03/17/2015	^	500,000	504,205
Valeant Pharmaceuticals International
6.500%	07/15/2016	^†	400,000	421,500
Watson Pharmaceuticals, Inc.
1.875%	10/01/2017		160,000	161,973

				1,087,678

Real Estate Investment Trusts (REITs)—0.7%
HCP, Inc.
2.700%	02/01/2014		570,000	582,157
Health Care REIT, Inc.
6.000%	11/15/2013		370,000	388,722
Simon Property Group LP
4.200%	02/01/2015		90,000	95,897
Vornado Realty LP
4.250%	04/01/2015		470,000	496,985

				1,563,761

Road & Rail—0.3%
Penske Truck Leasing Co. Lp/PTL Finance Corp.
3.125%	05/11/2015	^	300,000	307,116
2.500%	03/15/2016	^	230,000	230,129

				537,245

Semiconductors & Semiconductor Equipment—0.2%
Texas Instruments, Inc.
0.450%	08/03/2015		420,000	419,021

Software—0.5%
Microsoft Corp.
2.950%	06/01/2014		500,000	521,639
Oracle Corp.
3.750%	07/08/2014		480,000	508,540

				1,030,179

Textiles, Apparel & Luxury Goods—0.1%
VF Corp.
1.184%	08/23/2013	#	300,000	302,039

Tobacco—0.1%
BAT International Finance plc (United Kingdom)
1.400%	06/05/2015	^	180,000	181,498

Trading Companies & Distributors—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019		260,000	271,700

Wireless Telecommunication Services—0.1%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015		130,000	139,000

TOTAL CORPORATE OBLIGATIONS
(Cost $50,269,227)				51,292,513

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-RELATED SECURITIES—4.2%
Commercial Mortgage-Backed Securities—0.2%
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A1
1.600%	10/29/2020		$388,141	$394,934

Non-Agency Mortgage-Backed Securities—1.2%
Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A
2.898%	12/19/2035	#	743,112	605,391
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	903,890	962,907
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.908%	03/25/2044	#	958,880	947,574
WaMu Mortgage Pass Through Certificates, Series 2006-AR12, Class 1A1
2.579%	10/25/2036	#	103,893	83,009

				2,598,881

U.S. Government Agency Mortgage-Backed Securities—2.8%
Federal National Mortgage Association
0.596%	07/01/2016	#	1,500,000	1,506,384
Federal National Mortgage Association TBA
2.500%	10/25/2027		2,400,000	2,523,000
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.678%	10/07/2020	#	598,154	600,846
National Credit Union Administration Guaranteed Notes, Series 2011-R6, Class 1A
0.608%	05/07/2020	#	1,239,537	1,242,248

				5,872,478

TOTAL MORTGAGE-RELATED SECURITIES (Cost $8,910,115)				8,866,293

CONVERTIBLE DEBT OBLIGATIONS—0.0%
Real Estate Management & Development—0.0%
Grubb & Ellis Co.
7.950%	05/01/2015	^Δ
(Cost $279,502)			299,000	3,140

U.S. TREASURY OBLIGATIONS—14.3%
U.S. Treasury Bills—0.4%
U.S. Treasury Bill
0.050%	10/11/2012		815,000	814,988

U.S. Treasury Notes—13.9%
U.S. Treasury Note
0.375%	11/15/2014	‡‡	6,590,000	6,606,989
0.250%	01/31/2014 -
	05/15/2015		20,139,000	20,136,437
0.125%	09/30/2013	‡‡	2,545,000	2,543,707

				29,287,133

TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,040,820)				30,102,121

GOVERNMENT RELATED OBLIGATIONS—5.0%
U.S. Government Agencies—3.6%
Federal Home Loan Bank
0.050%	10/16/2012		1,685,000	1,684,963
Federal Home Loan Mortgage Corp.
1.000%	07/30/2014	‡‡	2,000,000	2,026,820

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Federal National Mortgage Association
1.125%	06/27/2014	‡‡	$2,000,000	$2,030,886
0.500%	09/28/2015		1,140,000	1,143,901
National Credit Union Administration Guaranteed Notes, Series A1
0.248%	06/12/2013	#	570,000	570,051
National Credit Union Administration Guaranteed Notes, Series A2
1.400%	06/12/2015		180,000	184,428

				7,641,049

Non-U.S. Government Agencies—0.5%
IPIC Ltd. MTN (Cayman Islands)
3.125%	11/15/2015	^	250,000	260,500
Korea National Oil Corp. (Korea, Republic of)
2.875%	11/09/2015	^	500,000	522,002
Petrobras International Finance Co. (Cayman Islands)
2.875%	02/06/2015		160,000	164,852

				947,354

Sovereign Debt—0.1%
Panama Government International Bond (Panama)
7.250%	03/15/2015		150,000	172,125

U.S. Municipal Bonds—0.8%
Citizens Property Insurance Corp. Revenue Bonds, Series 2007-A (Florida)
5.000%	03/01/2013		150,000	152,812
Missouri Higher Education Loan Authority (Missouri)
1.046%	01/26/2026		724,379	730,109
State of Louisiana General Obligation Bonds, Series 2011-B (Louisiana)
0.961%	07/15/2014	#	640,000	641,120
University of California Revenue Bonds (California)
1.988%	05/15/2050	#	180,000	181,732

				1,705,773

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $10,351,447)				10,466,301

ASSET-BACKED SECURITIES—2.6%
Automobile—0.5%
Enterprise Fleet Financing LLC Series 2012-1, Class A2
1.140%	11/20/2017	^	1,000,000	1,004,100

Credit Card—0.8%
Discover Card Master Trust Series 2012-A1, Class A1
0.810%	08/15/2017		600,000	605,322
GE Capital Credit Card Master Note Trust
Series 2012-1, Class A
1.030%	01/15/2018		750,000	758,018
Gracechurch Card Funding plc (United Kingdom) Series 2012-1A, Class A1
0.921%	02/15/2017	#^	350,000	350,834

				1,714,174

Other—0.8%
CenterPoint Energy Transition Bond Co. LLC Series 2012-1, Class A1
0.901%	04/15/2018		950,000	959,671

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
MMAF Equipment Finance LLC Series 2011-AA, Class A3
1.270%	09/15/2015	^	$580,000	$582,220

				1,541,891

Student Loan—0.5%
National Credit Union Administration Guaranteed Notes
Series 2010-A1, Class A
0.578%	12/07/2020	#	1,077,236	1,080,834

TOTAL ASSET-BACKED SECURITIES (Cost $5,306,940)				5,340,999

		Shares	Value
WARRANTS—0.0%
Food Products—0.0%
Kulim Malaysia Berhad (Malaysia), Expires 02/27/2016, Strike MYR 3.85 (Cost $–)	*	60,350	21,324

MONEY MARKET FUNDS—9.3%
Institutional Money Market Funds—9.3%
Dreyfus Institutional Cash Advantage Fund, 0.13%	††¥	2,000,000	2,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.20%		¥7,505,777	7,505,777
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.20%	††¥	1,987,926	1,987,926
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.16%	††¥	2,000,000	2,000,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.17%	††¥	2,000,000	2,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.17%	††¥	2,000,000	2,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.15%	††¥	2,000,000	2,000,000

TOTAL MONEY MARKET FUNDS (Cost $19,493,703)			19,493,703

TOTAL INVESTMENTS—107.2% (Cost $215,330,633)			225,285,518
Other assets less liabilities—(7.2%)			(15,132,226)

NET ASSETS—100.0%			$210,153,292

Legend	to the Schedule of Investments:
BRL	Brazilian Real
MTN	Medium Term Note
MYR	Malaysian Ringgit
REIT	Real Estate Investment Trust
TBA	Security is subject to delayed delivery.

#	Rate is subject to change. Rate shown reflects current rate.
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $16,547,908, which represents 7.9% of Net Assets. The illiquid 144A securities represented 0.8% of Net Assets, and 10.5% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.
Δ	Security in default.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—98.0%
Argentina—0.1%
Arcos Dorados Holdings, Inc., Class A	†	87,455	$1,349,431

Australia—4.9%
AMP Ltd.		1,123,349	5,018,885
Beach Energy Ltd.	†	1,909,900	2,494,189
Breville Group Ltd.		400,900	2,339,801
Caltex Australia Ltd.		148,800	2,535,223
Coca-Cola Amatil Ltd.		376,382	5,284,170
Cochlear Ltd.	†	29,000	2,011,907
CSL Ltd.		179,300	8,528,183
Insurance Australia Group Ltd.		640,200	2,887,415
Lend Lease Group		213,600	1,730,214
Nufarm Ltd.		378,600	2,380,397
QBE Insurance Group Ltd.	†	645,974	8,627,174
Regis Resources Ltd.	*†	666,200	3,917,637
Sigma Pharmaceuticals Ltd.	†	4,368,200	2,889,803
Telstra Corp. Ltd.		813,400	3,297,518
Westfield Group REIT		21,372	224,585
Woodside Petroleum Ltd.		101,701	3,479,048
Woolworths Ltd.		153,800	4,579,697

			62,225,846

Austria—0.2%
AMS AG		30,700	3,064,593

Belgium—1.5%
Ageas		95,100	2,284,703
Anheuser-Busch InBev NV		124,618	10,660,904
Colruyt SA	†	106,800	4,653,087
Telenet Group Holding NV		7,671	342,941
UCB SA		23,558	1,296,363

			19,237,998

Brazil—1.5%
CCR SA		212,700	1,892,765
Cia de Bebidas das Americas ADR		47,500	1,817,825
CPFL Energia SA ADR		79,300	1,737,463
EcoRodovias Infraestrutura e Logistica SA		57,200	494,337
Itau Unibanco Holding SA ADR		35,000	534,800
Itausa - Investimentos Itau SA		426,316	1,898,944
Petroleo Brasileiro SA		173,500	1,912,800
Petroleo Brasileiro SA ADR		186,400	4,113,848
Redecard SA		157,200	2,710,144
Vale SA ADR		125,300	2,175,208
Vale SA Preferred ADR		23,100	413,490

			19,701,624

Canada—4.8%
Aecon Group, Inc.		204,200	2,507,063
Agrium, Inc.		26,600	2,759,841
Alimentation Couche Tard, Inc., Class B		66,100	3,037,736
BCE, Inc.		202,200	8,895,484
Canadian Pacific Railway Ltd.	†	104,047	8,624,456
Enbridge, Inc.		65,900	2,574,062
Gibson Energy, Inc.		141,000	3,303,051
Husky Energy, Inc.		82,400	2,214,432
Metro, Inc.		33,800	2,007,853
National Bank of Canada		35,100	2,656,332
Nevsun Resources Ltd.		770,400	3,612,597

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Rogers Communications, Inc., Class B		70,300	$2,846,038
Royal Bank of Canada		41,300	2,375,244
Suncor Energy, Inc.		219,600	7,223,949
Trinidad Drilling Ltd.		226,800	1,580,287
Wajax Corp.		65,600	2,962,042
Yamana Gold, Inc.		118,100	2,256,045

			61,436,512

Chile—0.2%
Enersis SA ADR		142,800	2,340,492

China—1.9%
Baidu, Inc. ADR	*†	64,386	7,521,572
China Construction Bank Corp., H Shares		6,171,600	4,256,493
China Shenhua Energy Co. Ltd., H Shares		1,088,866	4,207,488
Hengan International Group Co. Ltd.		164,000	1,545,043
SunVic Chemical Holdings Ltd.	*	7,793,200	2,213,079
Tencent Holdings Ltd.		86,300	2,921,746
Want Want China Holdings Ltd.		1,374,000	1,749,046

			24,414,467

Denmark—1.4%
Coloplast A/S, Class B		13,300	2,771,483
Novo Nordisk A/S, Class B		60,100	9,458,175
Topdanmark A/S	*	15,650	3,058,221
Tryg A/S		36,100	2,341,056

			17,628,935

Finland—0.2%
Kone Oyj, Class B		36,000	2,495,125

France—9.0%
Air Liquide SA		13,024	1,614,338
Carrefour SA		406,517	8,432,638
Cie de Saint-Gobain		282,782	9,897,976
Cie Generale des Etablissements Michelin (Registered)		34,500	2,701,410
Cie Generale d’Optique Essilor International SA		51,000	4,772,378
Danone SA		75,657	4,655,102
Dassault Systemes SA		23,300	2,447,991
France Telecom SA		845,487	10,238,493
Hermes International		7,800	2,092,557
L’Oreal SA		61,100	7,554,470
LVMH Moet Hennessy Louis Vuitton SA		9,019	1,353,916
Pernod-Ricard SA		42,911	4,813,351
Sanofi		221,621	18,965,548
Schneider Electric SA		67,718	4,003,720
Societe Generale SA	*	152,473	4,320,769
Technip SA		28,792	3,199,127
Total SA	†	283,367	14,097,488
Unibail-Rodamco SE (Paris Exchange) REIT		21,486	4,281,420
Valeo SA		44,200	2,043,213
Vallourec SA		20,000	844,993
Zodiac Aerospace		20,105	1,962,892

			114,293,790

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Germany—6.6%
Adidas AG		55,600	$4,562,606
BASF SE		35,400	2,991,162
Bayer AG		68,467	5,887,455
Bayerische Motoren Werke AG		41,100	3,013,849
Beiersdorf AG	†	50,903	3,738,560
Brenntag AG		30,867	3,955,248
Daimler AG (Registered)		62,749	3,045,559
Deutsche Post AG (Registered)		133,200	2,602,156
Deutsche Telekom AG (Registered)		758,770	9,331,180
Duerr AG		71,300	4,754,420
Kabel Deutschland Holding AG	*	23,422	1,671,979
Linde AG		58,296	10,047,887
Muenchener Rueckversicherungs AG (Registered)		36,148	5,652,191
RWE AG		284,777	12,743,219
SAP AG		69,100	4,917,392
Suedzucker AG		66,000	2,338,038
Volkswagen AG		21,000	3,520,065

			84,772,966

Hong Kong—5.7%
AIA Group Ltd.		1,902,600	7,049,954
Beijing Enterprises Holdings Ltd.	†	260,500	1,733,234
Belle International Holdings Ltd.		1,824,837	3,297,745
BOC Hong Kong Holdings Ltd.		504,245	1,594,724
China Merchants Holdings International Co. Ltd.		626,000	1,918,516
China Mobile Ltd.		906,634	10,050,865
China Resources Land Ltd.	†	1,108,000	2,422,325
China Resources Power Holdings Co. Ltd.		852,000	1,863,402
CLP Holdings Ltd.		480,000	4,074,231
CNOOC Ltd.		2,511,000	5,098,184
Galaxy Entertainment Group Ltd.	*†	1,093,000	3,631,374
Hang Lung Properties Ltd.		583,000	1,985,045
Hang Seng Bank Ltd.		190,494	2,912,088
Henderson Land Development Co. Ltd.		108,999	780,591
Hong Kong & China Gas Co. Ltd.		1,961,630	4,958,623
Hongkong Land Holdings Ltd.		244,970	1,468,082
Jardine Matheson Holdings Ltd.		49,600	2,815,669
Link (The) REIT		596,000	2,822,857
Sino Land Co. Ltd.		1,141,838	2,126,395
SmarTone Telecommunications Holdings Ltd.		1,460,500	2,899,743
Sun Hung Kai Properties Ltd.		466,954	6,794,391

			72,298,038

India—0.8%
Axis Bank Ltd., Reg S GDR		106,248	2,264,103
ICICI Bank Ltd. ADR		50,600	2,031,084
Infosys Ltd. ADR		16,100	781,494
Larsen & Toubro Ltd. GDR		105,802	3,174,488

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Tata Motors Ltd. ADR		93,900	$2,411,352

			10,662,521

Indonesia—0.6%
Astra International Tbk PT		3,028,500	2,334,257
Bank Rakyat Indonesia Persero Tbk PT		3,398,000	2,633,685
Perusahaan Gas Negara Persero Tbk PT		5,212,500	2,240,358

			7,208,300

Ireland—0.9%
Covidien plc		94,499	5,615,130
CRH plc (Dublin Exchange)		44,486	854,366
Shire plc		65,759	1,939,810
WPP plc		195,759	2,666,409

			11,075,715

Israel—1.3%
Bank Hapoalim BM	*	710,626	2,535,530
Delek Group Ltd.		5,843	980,284
Mizrahi Tefahot Bank Ltd.	*	333,668	2,962,473
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.		66,215	2,023,195
Teva Pharmaceutical Industries Ltd. ADR		188,700	7,814,067

			16,315,549

Italy—2.5%
ENI SpA		537,868	11,791,935
Fiat Industrial SpA		212,614	2,082,171
Intesa Sanpaolo SpA		2,878,560	4,389,359
Pirelli & C. SpA	†	281,100	3,033,305
Prada SpA	†	353,000	2,622,560
Saipem SpA		141,644	6,825,875
Sorin SpA	*	675,648	1,528,314

			32,273,519

Japan—17.0%
Aeon Mall Co. Ltd.		148,400	3,623,629
Aisin Seiki Co. Ltd.		81,100	2,309,676
Bridgestone Corp.		70,310	1,630,647
Canon, Inc.		423,600	13,596,585
Central Japan Railway Co.		29,900	2,624,532
Chugai Pharmaceutical Co. Ltd.		167,200	3,504,424
Daikin Industries Ltd.	†	98,000	2,534,680
Daikyo, Inc.		958,000	2,410,180
Daito Trust Construction Co. Ltd.	†	50,200	5,039,284
Denso Corp.		146,500	4,603,097
FANUC Corp.		32,500	5,231,147
Geo Holdings Corp.	†	1,500	1,718,469
Honda Motor Co. Ltd.	†	316,100	9,769,181
HOYA Corp.		164,900	3,617,603
INPEX Corp.		590	3,507,401
Japan Tobacco, Inc.		346,500	10,372,044
JX Holdings, Inc.		270,000	1,474,896
Kao Corp.		476,400	14,006,767
KDDI Corp.		30,900	2,396,680
Keyence Corp.		16,192	4,146,480
Komatsu Ltd.	†	188,300	3,690,664
Mitsubishi Estate Co. Ltd.		123,000	2,351,775

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Mitsubishi UFJ Financial Group, Inc.		686,000	$3,210,174
Mizuho Financial Group, Inc.	†	1,764,000	2,863,038
NGK Insulators Ltd.	†	247,000	2,955,244
NHK Spring Co. Ltd.		216,000	1,855,994
Nippon Steel Corp.		1,046,000	2,141,934
Nippon Telegraph & Telephone Corp.		131,427	6,253,308
NTT DOCOMO, Inc.	†	1,350	2,181,162
ORIX Corp.		29,900	2,994,774
Rakuten, Inc.		70,300	714,814
Ricoh Co. Ltd.	†	291,000	2,457,416
Seven & I Holdings Co. Ltd.		368,800	11,301,254
Shimamura Co. Ltd.		27,000	3,143,289
Shin-Etsu Chemical Co. Ltd.		81,900	4,602,705
Softbank Corp.		168,000	6,792,497
Sumitomo Corp.	†	233,700	3,143,876
Sumitomo Mitsui Financial Group, Inc.		104,291	3,249,519
Sumitomo Mitsui Trust Holdings, Inc.		951,000	2,823,375
Sumitomo Precision Products Co. Ltd.		328,000	1,349,972
Takeda Pharmaceutical Co. Ltd.	†	253,000	11,639,916
Tokai Rika Co. Ltd.		157,000	2,202,935
Tokio Marine Holdings, Inc.		547,400	13,929,462
Tokyo Electron Ltd.	†	113,300	4,826,585
Toyoda Gosei Co. Ltd.		149,000	2,983,793
Toyota Motor Corp.		277,000	10,860,983
Universal Entertainment Corp.	†	82,600	1,671,580
Yorozu Corp.		68,000	1,061,291

			217,370,731

Kazakhstan—0.1%
KazMunaiGas Exploration Production JSC, Reg S GDR		82,959	1,532,506

Korea, Republic of—2.4%
Dongbu Insurance Co. Ltd.		56,400	2,446,569
Hyundai Marine & Fire Insurance Co. Ltd.		78,200	2,420,529
Hyundai Mobis		12,476	3,468,392
KB Financial Group, Inc.		55,509	1,967,539
Korea Electric Power Corp.	*	114,800	2,882,311
Korea Exchange Bank	*	311,400	2,372,150
LG Display Co. Ltd.	*	126,200	3,193,585
Samsung Electronics Co. Ltd.		6,687	8,058,492
Samsung Life Insurance Co. Ltd.		26,800	2,309,441
SK Holdings Co. Ltd.		15,000	2,079,034

			31,198,042

Macau—0.8%
Sands China Ltd.		1,761,769	6,522,727
Wynn Macau Ltd.	†	1,226,448	3,288,056

			9,810,783

Mexico—0.6%
America Movil SAB de CV, Series L ADR		85,742	2,181,276
Grupo Financiero Santander Mexico SAB de CV ADR	*	191,800	2,627,660

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Grupo Mexico SAB de CV, Series B		854,596	$2,824,365

			7,633,301

Netherlands—4.2%
Akzo Nobel NV		41,228	2,328,013
ASML Holding NV		47,700	2,551,400
European Aeronautic Defence and Space Co. NV		79,300	2,513,408
Gemalto NV		27,400	2,409,803
Koninklijke Ahold NV		971,138	12,163,087
Koninklijke Philips Electronics NV		96,800	2,260,034
Koninklijke Vopak NV		30,642	2,150,070
Reed Elsevier NV		556,159	7,417,908
Royal Dutch Shell plc, Class A		306,782	10,622,149
Unilever NV CVA		223,736	7,935,030
Ziggo NV		23,372	793,605

			53,144,507

Norway—0.2%
Statoil ASA		105,500	2,722,595

Peru—0.3%
Credicorp Ltd.		26,156	3,276,824

Philippines—0.2%
Philippine Long Distance Telephone Co. ADR		45,700	3,016,657

Russia—0.4%
Gazprom OAO ADR		198,494	2,000,486
Lukoil OAO ADR		41,600	2,560,064

			4,560,550

Singapore—2.1%
City Developments Ltd.		82,049	780,954
DBS Group Holdings Ltd.		419,448	4,899,259
Genting Singapore plc (Registered)		705,374	784,219
Global Logistic Properties Ltd.		1,414,200	2,882,721
Oversea-Chinese Banking Corp. Ltd.		418,100	3,170,940
SembCorp Marine Ltd.		300	1,207
Singapore Telecommunications Ltd.		1,870,000	4,869,384
United Overseas Bank Ltd.		631,236	10,066,322

			27,455,006

South Africa—0.2%
Sasol Ltd.		32,107	1,431,642
Tiger Brands Ltd.		43,592	1,429,916

			2,861,558

Spain—2.6%
Gas Natural SDG SA		126,500	1,790,058
Grifols SA	*†	132,376	4,375,471
Iberdrola SA	†	2,102,783	9,534,044
Inditex SA		68,200	8,474,048
Telefonica SA		677,327	9,052,919

			33,226,540

Sweden—0.6%
Hennes & Mauritz AB, Class B		130,300	4,534,854

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Lundbergforetagen AB, B Shares		80,494	$2,789,403

			7,324,257

Switzerland—6.2%
ABB Ltd.	*	361,040	6,774,256
Actelion Ltd. (Registered)	*	7,329	367,372
Adecco SA (Registered)	*	61,900	2,954,727
Compagnie Financiere Richemont SA (A Bearer Shares)		42,300	2,539,827
Givaudan SA (Registered)	*	1,584	1,503,856
Logitech International SA (Registered)	*†	226,700	2,082,979
Nestle SA		210,904	13,307,489
Novartis AG (Registered)		259,609	15,888,984
OC Oerlikon Corp. AG (Registered)	*	272,300	2,621,724
Roche Holding AG (Genusschein)		26,073	4,876,868
SGS SA (Registered)		2,500	5,141,080
Swatch Group AG (The) (Bearer)		5,293	2,113,784
Swiss Life Holding AG (Registered)	*	20,600	2,460,354
Swiss Re AG	*	54,100	3,481,000
Syngenta AG (Registered)		12,700	4,750,847
Zurich Insurance Group AG (Registered)	*	31,525	7,859,415

			78,724,562

Taiwan—0.6%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		320,300	5,067,146
Taiwan Semiconductor Manufacturing Co. Ltd.		961,000	2,956,299

			8,023,445

Thailand—0.4%
Kasikornbank PCL NVDR		316,300	1,870,887
PTT PCL	‡	261,900	2,793,457

			4,664,344

Turkey—0.4%
Tupras Turkiye Petrol Rafinerileri AS		110,506	2,523,247
Turk Telekomunikasyon AS		139,126	554,155
Turkiye Garanti Bankasi AS		479,591	2,003,564

			5,080,966

United Kingdom—14.1%
AstraZeneca plc (London Exchange)		134,799	6,435,977
BAE Systems plc		547,100	2,876,514
Barclays plc		843,300	2,928,449
BG Group plc		214,000	4,330,231
BP plc		2,464,714	17,375,932
BT Group plc		961,280	3,583,405
Centrica plc		849,000	4,492,579
Debenhams plc		4,433,663	7,343,764
Diageo plc		43,862	1,235,073
Drax Group plc		201,000	1,647,707
easyJet plc		257,300	2,418,235
EnQuest plc	*	1,204,500	2,238,167

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Enterprise Inns plc	*	1,017,399	$1,037,159
GlaxoSmithKline plc		569,524	13,146,109
HSBC Holdings plc (London Exchange)		1,641,729	15,251,266
Imperial Tobacco Group plc		196,631	7,284,504
Intercontinental Hotels Group plc		8,501	223,234
Intermediate Capital Group plc		1,220,132	5,890,898
Johnson Matthey plc		43,204	1,687,541
Kingfisher plc		89,748	383,671
Land Securities Group plc REIT		51,288	632,086
London Stock Exchange Group plc		138,100	2,106,674
Meggitt plc		184,576	1,177,950
Micro Focus International plc		259,600	2,475,091
National Grid plc		313,994	3,463,624
Pace plc		886,500	2,282,420
Prudential plc		79,471	1,031,953
Reckitt Benckiser Group plc		127,281	7,333,231
SABMiller plc		116,465	5,124,468
Smith & Nephew plc		394,900	4,356,284
Standard Chartered plc (London Exchange)		176,632	4,002,282
Tesco plc		2,864,774	15,383,877
Unilever plc		301,423	11,005,537
Vodafone Group plc		3,645,789	10,359,994
William Hill plc		490,300	2,511,945
Wm Morrison Supermarkets plc		1,042,944	4,808,725

			179,866,556

United States—0.5%
Liberty Global, Inc., Series A	*	23,066	1,401,260
Schlumberger Ltd.		58,077	4,200,709
Virgin Media, Inc.	†	23,795	700,525

			6,302,494

TOTAL COMMON STOCKS (Cost $1,175,335,797)			1,250,591,645

PREFERRED STOCKS—0.6%
Germany—0.3%
Henkel AG & Co. KGaA		47,438	3,778,846

Korea, Republic of—0.3%
Samsung Electronics Co. Ltd.		5,300	3,746,206

TOTAL PREFERRED STOCKS (Cost $6,899,138)			7,525,052

MONEY MARKET FUNDS—7.7%
Institutional Money Market Funds—7.7%
Dreyfus Institutional Cash Advantage Fund, 0.13%	††¥	15,000,000	15,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.20%		¥12,789,915	12,789,915
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.20%	††¥	10,495,530	10,495,530

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint International Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.16%	††¥	15,000,000	$15,000,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.17%	††¥	15,000,000	15,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.17%	††¥	15,000,000	15,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.15%	††¥	15,000,000	15,000,000

TOTAL MONEY MARKET FUNDS (Cost $98,285,445)			98,285,445

TOTAL INVESTMENTS—106.3% (Cost $1,280,520,380)			1,356,402,142
Other assets less liabilities—(6.3%)			(80,004,020)

NET ASSETS—100.0%			$1,276,398,122

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
CVA	Dutch Certificate of Shares
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
Reg S	Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.
REIT	Real Estate Investment Trust

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint International Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Oil, Gas & Consumable Fuels	9.4%
Commercial Banks	8.1%
Pharmaceuticals	7.9%
Insurance	5.7%
Food & Staples Retailing	5.4%
Diversified Telecommunication Services	4.5%
Food Products	3.3%
Wireless Telecommunication Services	3.3%
Chemicals	2.9%
Automobiles	2.7%
Real Estate Management & Development	2.7%
Beverages	2.3%
Auto Components	2.2%
Semiconductors & Semiconductor Equipment	2.1%
Personal Products	2.1%
Machinery	1.9%
Specialty Retail	1.7%
Health Care Equipment & Supplies	1.6%
Electric Utilities	1.6%
Multi-Utilities	1.6%
Hotels, Restaurants & Leisure	1.5%
Tobacco	1.4%
Metals & Mining	1.4%
Office Electronics	1.3%
Textiles, Apparel & Luxury Goods	1.2%
Energy Equipment & Services	1.2%
Media	1.1%
Biotechnology	1.0%
Building Products	1.0%
Electronic Equipment, Instruments & Components	0.9%
Road & Rail	0.9%
Industrial Conglomerates	0.8%
Aerospace & Defense	0.8%
Software	0.8%
Electrical Equipment	0.8%
Internet Software & Services	0.8%
Trading Companies & Distributors	0.8%
Gas Utilities	0.7%
Multiline Retail	0.6%
Professional Services	0.6%
Diversified Financial Services	0.6%
Real Estate Investment Trusts (REITs)	0.6%
Household Products	0.6%
Transportation Infrastructure	0.5%
Capital Markets	0.5%
Construction & Engineering	0.4%
IT Services	0.3%
Computers & Peripherals	0.3%
Independent Power Producers & Energy Traders	0.3%
Distributors	0.2%
Health Care Providers & Services	0.2%
Air Freight & Logistics	0.2%
Communications Equipment	0.2%
Airlines	0.2%
Leisure Equipment & Products	0.1%
Internet & Catalog Retail	0.1%
Construction Materials	0.1%

TOTAL COMMON STOCKS	98.0%

PREFERRED STOCKS
Semiconductors & Semiconductor Equipment	0.3%
Household Products	0.3%

TOTAL PREFERRED STOCKS	0.6%

Vantagepoint International Fund
MONEY MARKET FUNDS
Institutional Money Market Funds	7.7%

TOTAL INVESTMENTS	106.3%
Other assets less liabilities	(6 .3)%

TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund
	Shares	Value
COMMON STOCKS—3.4%
Capital Markets—0.3%
Franklin Resources, Inc.	14,800	$1,851,036
T. Rowe Price Group, Inc.	12,000	759,600

		2,610,636

Electrical Equipment—0.0%
ABB Ltd. (Switzerland) *	30,000	562,895

Electronic Equipment, Instruments & Components—0.1%
Hon Hai Precision Industry Co. Ltd. (Taiwan)	231,000	723,272

Energy Equipment & Services—0.2%
National Oilwell Varco, Inc.	12,000	961,320
Schlumberger Ltd.	13,136	950,127

		1,911,447

Food Products—0.1%
Nestle SA (Switzerland)	16,200	1,022,178

Metals & Mining—0.4%
Barrick Gold Corp. (Canada)	61,000	2,548,957
Goldcorp, Inc. (Canada)	27,000	1,237,950

		3,786,907

Pharmaceuticals—0.9%
Novo Nordisk A/S, Class B (Denmark)	46,600	7,333,626
Sawai Pharmaceutical Co. Ltd. (Japan)	9,900	1,148,733

		8,482,359

Semiconductors & Semiconductor Equipment—0.1%
Dialog Semiconductor plc (United Kingdom) *	40,000	780,100

Software—0.9%
Microsoft Corp.	86,700	2,581,926
SAP AG (Germany)	91,800	6,532,801

		9,114,727

Textiles, Apparel & Luxury Goods—0.4%
Swatch Group AG (The) (Bearer) (Switzerland)	9,225	3,684,046

TOTAL COMMON STOCKS (Cost $28,788,134)		32,678,567

CONVERTIBLE PREFERRED STOCKS—1.2%
Electric Utilities—0.4%
NextEra Energy, Inc. 5.599%	70,500	3,602,550

Food Products—0.1%
Bunge Ltd., Perpetual (Bermuda) 4.875%	14,195	1,383,920

Metals & Mining—0.2%
AngloGold Ashanti Holdings Finance plc (South Africa) 6.000%	42,500	1,767,575

Oil, Gas & Consumable Fuels—0.5%
Apache Corp., Series D 6.000%	21,900	1,065,435

Vantagepoint Diversifying Strategies Fund
		Shares	Value
CONVERTIBLE PREFERRED STOCKS—(Continued)
Chesapeake Energy Corp., Perpetual 5.750%	^	4,035	$3,783,821

			4,849,256

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $11,929,730)			11,603,301

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—32.5%
Aerospace & Defense—0.3%
General Dynamics Corp.
4.250%	05/15/2013	§	$980,000	1,004,625
Raytheon Co.
1.400%	12/15/2014	§	875,000	889,406
United Technologies Corp.
1.200%	06/01/2015		320,000	325,974
0.918%	06/01/2015	#§	1,055,000	1,068,448

				3,288,453

Auto Components—0.2%
American Axle & Manufacturing, Inc.
7.875%	03/01/2017		900,000	940,500
Goodyear Tire & Rubber Co. (The)
7.000%	05/15/2022		550,000	585,750
Johnson Controls, Inc.
0.852%	02/04/2014	#§	770,000	773,239

				2,299,489

Automobile—0.7%
Daimler Finance North America LLC
2.300%	01/09/2015	^§	1,480,000	1,519,202
1.875%	09/15/2014	^§	870,000	883,901
1.300%	07/31/2015	^§	910,000	914,213
Volkswagen International Finance NV (Netherlands)
1.625%	03/22/2015	^	1,600,000	1,627,280
1.126%	03/21/2014	#^§	1,250,000	1,257,144

				6,201,740

Beverages—1.1%
Anheuser-Busch InBev Worldwide, Inc.
3.000%	10/15/2012		910,000	910,859
2.500%	03/26/2013		1,240,000	1,252,399
1.097%	03/26/2013	#§	1,100,000	1,104,301
0.800%	07/15/2015	§	820,000	823,998
Coca-Cola Enterprises, Inc.
1.125%	11/12/2013	§	720,000	724,128
Constellation Brands, Inc.
6.000%	05/01/2022		750,000	856,875
PepsiCo, Inc.
0.700%	08/13/2015	§	1,810,000	1,817,540
SABMiller Holdings, Inc.
2.450%	01/15/2017	^§	810,000	848,091
1.850%	01/15/2015	^§	1,870,000	1,914,974

				10,253,165

Biotechnology—0.5%
Amgen, Inc.
2.300%	06/15/2016	§	750,000	782,899
1.875%	11/15/2014	§	970,000	996,282
Genzyme Corp.
3.625%	06/15/2015	§	730,000	788,784

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Gilead Sciences, Inc.
2.400%	12/01/2014		$420,000	$434,505
Life Technologies Corp.
3.500%	01/15/2016	§	1,500,000	1,580,082

				4,582,552

Capital Markets—0.8%
Astoria Financial Corp.
5.000%	06/19/2017	§	1,120,000	1,164,599
Bank of New York Mellon Corp. (The) MTN
1.200%	02/20/2015		300,000	304,218
0.725%	01/31/2014	#§	1,000,000	1,003,325
Macquarie Bank Ltd. (Australia)
3.450%	07/27/2015	^§	1,210,000	1,239,188
Morgan Stanley
1.427%	04/29/2013	#§	2,700,000	2,703,421
TD Ameritrade Holding Corp.
4.150%	12/01/2014	§	760,000	812,485
WT Finance Aust Pty Ltd./Westfield Capital/WEA Finance LLC (Australia)
5.125%	11/15/2014	^	400,000	432,141

				7,659,377

Chemicals—0.4%
Airgas, Inc.
2.850%	10/01/2013	§	1,270,000	1,294,909
Eastman Chemical Co.
2.400%	06/01/2017		570,000	595,970
Ecolab, Inc.
2.375%	12/08/2014	§	600,000	622,570
1.000%	08/09/2015	§	230,000	231,209
EI du Pont de Nemours & Co.
0.789%	03/25/2014	§	620,000	624,270
Ferro Corp.
7.875%	08/15/2018		100,000	97,000

				3,465,928

Commercial Banks—5.5%
Banco Bradesco SA (Brazil)
2.537%	05/16/2014	#^§	1,000,000	1,007,432
Banco de Credito del Peru (Peru)
4.750%	03/16/2016	^§	1,225,000	1,298,500
Banco de Credito e Inversiones (Chile)
3.000%	09/13/2017	^§	800,000	800,824
Banco do Brasil SA (Brazil)
4.500%	01/22/2015	^§	1,200,000	1,266,000
Banco do Nordeste do Brasil SA (Brazil)
3.625%	11/09/2015	^§	1,320,000	1,359,600
Bank of Ceylon (Sri Lanka)
6.875%	05/03/2017	^§	1,000,000	1,072,500
Bank of Montreal MTN (Canada)
0.878%	09/11/2015	#§	930,000	932,637
Bank of Nova Scotia (Canada)
1.850%	01/12/2015	§	2,000,000	2,062,608
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015	§	925,000	981,557
1.496%	01/13/2014	#§	2,010,000	2,018,848
BB&T Corp.
1.147%	04/28/2014	#	850,000	855,585
BB&T Corp. MTN
1.600%	08/15/2017		480,000	489,186

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
BB&T Corp., Series A MTN
3.375%	09/25/2013		$400,000	$411,007
Canadian Imperial Bank of Commerce (Canada)
0.900%	10/01/2015		2,280,000	2,286,530
Capital One Financial Corp.
2.125%	07/15/2014	§	1,780,000	1,817,045
CBQ Finance Ltd. (Bermuda)
5.000%	11/18/2014	^§	750,000	801,182
CIT Group, Inc.
5.000%	05/15/2017		695,000	745,387
5.000%	08/15/2022		500,000	522,708
4.750%	02/15/2015	^§	1,440,000	1,508,400
Credit Suisse (Switzerland)
1.415%	01/14/2014	#§	3,330,000	3,350,656
HSBC USA, Inc.
2.375%	02/13/2015	§	680,000	700,422
ICICI Bank Ltd. (India)
5.500%	03/25/2015	^§	450,000	474,430
ING Bank NV (Netherlands)
3.750%	03/07/2017	^	1,500,000	1,582,170
2.009%	09/25/2015	#^	980,000	983,277
KeyCorp MTN
3.750%	08/13/2015	§	630,000	679,984
National Bank of Canada (Canada)
1.500%	06/26/2015		600,000	609,148
Oversea-Chinese Banking Corp. Ltd. (Singapore)
1.625%	03/13/2015	^§	800,000	810,358
Royal Bank of Canada (Canada)
1.125%	01/15/2014	§	2,330,000	2,352,049
Societe Generale SA (France)
1.719%	12/13/2013	#^	1,000,000	1,001,515
Sparebank 1 Boligkreditt AS (Norway)
1.250%	10/25/2013	^§	1,260,000	1,268,650
Toronto-Dominion Bank (The) (Canada)
2.500%	07/14/2016	§	2,100,000	2,222,426
0.755%	07/14/2014	#§	1,320,000	1,326,946
Union Bank NA
1.362%	06/06/2014	#§	1,360,000	1,354,692
Union Bank NA, Bank Note
2.125%	12/16/2013	§	1,560,000	1,588,369
US Bancorp
4.200%	05/15/2014	§	800,000	847,530
2.000%	06/14/2013	§	1,000,000	1,011,823
US Bancorp MTN
1.375%	09/13/2013	§	1,000,000	1,008,784
US Bank NA, Bank Note
0.735%	10/14/2014	#§	1,500,000	1,497,273
Wachovia Bank NA, Bank Note
4.800%	11/01/2014	§	1,390,000	1,495,500
Wachovia Corp. MTN
0.635%	08/01/2013	#§	1,000,000	1,000,949
Wells Fargo & Co. MTN
2.100%	05/08/2017		340,000	352,145
1.250%	02/13/2015		200,000	202,500
Westpac Banking Corp. (Australia)
1.129%	09/25/2015	#	2,540,000	2,546,380

				52,505,512

Commercial Services & Supplies—0.2%
PHH Corp.
7.375%	09/01/2019	§	1,600,000	1,720,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Communications Equipment—0.2%
Cisco Systems, Inc.
0.644%	03/14/2014	#§	$1,500,000	$1,506,951
SBA Communications Corp.
5.625%	10/01/2019	^	500,000	510,625

				2,017,576

Computers & Peripherals—0.2%
Hewlett-Packard Co.
2.350%	03/15/2015	§	1,200,000	1,223,481
1.931%	09/19/2014	#§	900,000	911,252

				2,134,733

Consumer Finance—3.4%
Ally Financial, Inc.
4.625%	06/26/2015	§	1,500,000	1,539,228
American Express Credit Corp.
1.223%	06/24/2014	#§	1,570,000	1,587,254
American Express Credit Corp. MTN
1.919%	06/19/2013	#§	700,000	707,089
1.750%	06/12/2015	§	530,000	542,479
American Honda Finance Corp.
1.450%	02/27/2015	^§	2,410,000	2,449,758
Banque PSA Finance SA (France)
2.255%	04/04/2014	#^	1,360,000	1,333,748
Caterpillar Financial Services Corp. MTN
0.788%	02/09/2015	#§	1,200,000	1,206,497
0.577%	08/27/2014	#§	800,000	801,673
Caterpillar Financial Services Corp., Series G MTN
1.375%	05/20/2014		1,700,000	1,725,097
Ford Motor Credit Co. LLC
3.875%	01/15/2015	§	2,620,000	2,739,647
3.000%	06/12/2017	§	1,275,000	1,299,228
General Motors Financial Co., Inc.
4.750%	08/15/2017	^§	1,130,000	1,159,852
HSBC Finance Corp.
0.705%	01/15/2014	#	1,500,000	1,490,952
Hyundai Capital America
1.625%	10/02/2015	^	1,010,000	1,011,236
International Lease Finance Corp.
6.500%	09/01/2014	^	600,000	648,000
4.875%	04/01/2015	§	1,630,000	1,700,354
John Deere Capital Corp.
0.699%	04/25/2014	#§	910,000	912,195
John Deere Capital Corp. MTN
1.600%	03/03/2014		2,720,000	2,764,314
0.559%	06/16/2014	#§	1,350,000	1,353,767
PACCAR Financial Corp.
0.664%	06/05/2014	#§	380,000	381,120
PACCAR Financial Corp. MTN
1.550%	09/29/2014	§	710,000	724,238
1.050%	06/05/2015		320,000	323,104
Toyota Motor Credit Corp.
0.875%	07/17/2015	§	2,640,000	2,654,705
Toyota Motor Credit Corp. MTN
1.000%	02/17/2015	§	1,860,000	1,881,239

				32,936,774

Containers & Packaging—0.1%
Bemis Co., Inc.
5.650%	08/01/2014		290,000	313,449

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Rock-Tenn Co.
4.450%	03/01/2019	^§	$475,000	$501,735

				815,184

Diversified Financial Services—2.5%
Bank of America Corp.
4.500%	04/01/2015	§	600,000	643,099
3.700%	09/01/2015	§	1,370,000	1,448,168
Bank of America Corp., Series 1
3.750%	07/12/2016		385,000	408,838
Citigroup, Inc.
6.000%	12/13/2013		475,000	503,915
5.300%	10/17/2012		475,000	475,931
4.450%	01/10/2017	§	675,000	742,131
2.438%	08/13/2013	#§	1,530,000	1,550,781
2.250%	08/07/2015	§	1,540,000	1,564,568
CME Group, Inc.
5.750%	02/15/2014	§	1,000,000	1,069,484
Equifax, Inc.
4.450%	12/01/2014		160,000	169,417
ERAC USA Finance LLC
2.250%	01/10/2014	^§	630,000	638,344
General Electric Capital Corp.
5.900%	05/13/2014		430,000	465,285
2.150%	01/09/2015	§	1,740,000	1,791,737
1.625%	07/02/2015	§	1,100,000	1,119,991
General Electric Capital Corp., Series A MTN
3.750%	11/14/2014	§	750,000	795,384
Harley-Davidson Financial Services, Inc.
1.150%	09/15/2015	^§	915,000	916,775
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.750%	01/15/2016	§	1,035,000	1,084,162
JPMorgan Chase & Co.
5.250%	05/01/2015	§	1,335,000	1,459,933
JPMorgan Chase & Co. MTN
1.252%	01/24/2014	#§	800,000	805,494
Lender Processing Services, Inc.
5.750%	04/15/2023		500,000	500,000
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015	§	1,210,000	1,266,960
National Rural Utilities Cooperative Finance Corp.
1.000%	02/02/2015	§	1,070,000	1,083,053
0.537%	08/09/2013	#§	720,000	720,021
National Rural Utilities Cooperative Finance Corp. MTN
0.605%	04/04/2014	#§	420,000	421,228
Noble Group Ltd. (Bermuda)
8.500%	05/30/2013	^	530,000	549,875
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
8.250%	09/01/2017		550,000	598,812
Susser Holdings LLC/Susser Finance Corp.
8.500%	05/15/2016	§	1,090,000	1,178,562

				23,971,948

Diversified Telecommunication Services—1.8%
AT&T, Inc.
0.875%	02/13/2015	§	3,410,000	3,441,181
British Telecommunications plc (United Kingdom)
2.000%	06/22/2015		400,000	411,541
1.504%	12/20/2013	#§	1,000,000	1,006,882

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014			$500,000	$532,023
CenturyLink, Inc.
5.800%	03/15/2022			400,000	436,058
Frontier Communications Corp.
8.500%	04/15/2020			1,050,000	1,191,750
6.250%	01/15/2013	§		820,000	832,300
Hughes Satellite Systems Corp.
7.625%	06/15/2021			1,000,000	1,112,500
Qtel International Finance Ltd. (Bermuda)
6.500%	06/10/2014	^§		1,170,000	1,270,620
Telecom Italia Capital SA (Luxembourg)
5.250%	11/15/2013			280,000	289,450
Telefonica Emisiones SAU (Spain)
2.582%	04/26/2013	§		1,260,000	1,264,725
Verizon Communications, Inc.
0.972%	03/28/2014	#§		3,800,000	3,830,772
Virgin Media Finance plc (United Kingdom)
5.250%	02/15/2022			200,000	211,000
Windstream Corp.
8.125%	08/01/2013	§		300,000	316,500
7.875%	11/01/2017	§		990,000	1,111,275

					17,258,577

Electric Utilities—1.2%
Appalachian Power Co.
0.810%	08/16/2013	#§		1,270,000	1,271,088
Cia de Eletricidade do Estado da Bahia (Brazil)
11.750%	04/27/2016	^	BRL	1,100,000	590,085
Consolidated Edison Co. of New York, Inc., Series 2002-B
4.875%	02/01/2013	§		1,000,000	1,014,939
Duke Energy Corp.
3.950%	09/15/2014	§		290,000	307,552
Georgia Power Co.
1.300%	09/15/2013	§		1,260,000	1,270,668
0.709%	03/15/2013	#§		1,700,000	1,700,728
NextEra Energy Capital Holdings, Inc.
2.600%	09/01/2015	§		2,000,000	2,075,016
1.611%	06/01/2014	§		340,000	344,455
1.200%	06/01/2015	§		130,000	130,911
Northeast Utilities
1.129%	09/20/2013	#§		1,190,000	1,197,330
Ohio Power Co., Series C
5.500%	03/01/2013			750,000	765,217
Pacific Gas & Electric Co.
0.884%	11/20/2012	#		590,000	590,489

					11,258,478

Electronic Equipment, Instruments & Components—0.4%
Agilent Technologies, Inc.
2.500%	07/15/2013			520,000	527,087
Tech Data Corp.
3.750%	09/21/2017			1,600,000	1,630,735
Thermo Fisher Scientific, Inc.
2.150%	12/28/2012	§		1,200,000	1,203,476

					3,361,298

Energy Equipment & Services—0.3%
Cameron International Corp.
1.351%	06/02/2014	#§		1,010,000	1,009,740

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Precision Drilling Corp. (Canada)
6.625%	11/15/2020		$900,000	$963,000
Schlumberger Investment SA (Luxembourg)
1.250%	08/01/2017	^	800,000	799,974

				2,772,714

Food & Staples Retailing—0.5%
Kroger Co. (The)
2.200%	01/15/2017	§	750,000	768,958
Safeway, Inc.
3.400%	12/01/2016	§	750,000	785,981
1.904%	12/12/2013	#§	1,230,000	1,230,618
Sysco Corp.
0.550%	06/12/2015	§	270,000	270,266
Walgreen Co.
1.000%	03/13/2015		650,000	652,935
0.899%	03/13/2014	#§	1,270,000	1,272,063

				4,980,821

Food Products—0.9%
Campbell Soup Co.
0.743%	08/01/2014	#§	560,000	562,841
ConAgra Foods, Inc.
1.350%	09/10/2015		220,000	221,693
General Mills, Inc.
5.250%	08/15/2013	§	1,500,000	1,562,535
Ingredion, Inc.
3.200%	11/01/2015		350,000	369,638
Kellogg Co.
1.125%	05/15/2015	§	1,100,000	1,111,153
Kraft Foods Group, Inc.
1.625%	06/04/2015	^	500,000	507,904
Kraft Foods, Inc.
5.250%	10/01/2013		390,000	407,136
2.625%	05/08/2013		390,000	394,594
Unilever Capital Corp.
0.450%	07/30/2015	§	1,060,000	1,056,977
Wm. Wrigley Jr. Co.
3.700%	06/30/2014	^§	2,510,000	2,589,828

				8,784,299

Gas Utilities—0.3%
Korea Gas Corp. (South Korea)
2.250%	07/25/2017	^§	1,380,000	1,393,993
Sabine Pass LNG LP
7.250%	11/30/2013	§	1,065,000	1,139,550

				2,533,543

Health Care Equipment & Supplies—0.4%
Covidien International Finance SA (Luxembourg)
1.875%	06/15/2013	§	1,250,000	1,262,441
1.350%	05/29/2015		400,000	405,419
DENTSPLY International, Inc.
1.935%	08/15/2013	#§	1,640,000	1,648,684
Stryker Corp.
3.000%	01/15/2015	§	790,000	831,395

				4,147,939

Health Care Providers & Services—0.9%
CHS/Community Health Systems, Inc.
5.125%	08/15/2018	§	785,000	816,400
DaVita, Inc.
6.625%	11/01/2020		1,050,000	1,127,437

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Express Scripts Holding Co.
2.750%	11/21/2014	^§	$1,500,000	$1,558,333
2.100%	02/12/2015	^§	330,000	338,727
HCA Holdings, Inc.
7.750%	05/15/2021		500,000	547,500
HCA, Inc.
6.750%	07/15/2013	§	355,000	369,200
Quest Diagnostics, Inc.
1.223%	03/24/2014	#§	890,000	896,749
WellPoint, Inc.
2.375%	02/15/2017		1,645,000	1,702,990
1.250%	09/10/2015	§	1,060,000	1,068,169

				8,425,505

Household Durables—0.3%
Clorox Co. (The)
5.000%	03/01/2013	§	1,000,000	1,019,020
Lennar Corp.
4.750%	12/15/2017	^§	800,000	830,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
9.875%	08/15/2019		750,000	801,562

				2,650,582

Independent Power Producers & Energy Traders—0.2%
Abu Dhabi National Energy Co. (United Arab Emirates)
4.750%	09/15/2014	^§	1,400,000	1,482,250
AES Corp. (The)
7.750%	03/01/2014	§	650,000	702,000

				2,184,250

Industrial Conglomerates—0.2%
3M Co., Series E MTN
4.375%	08/15/2013	§	750,000	777,526
Danaher Corp.
1.300%	06/23/2014		500,000	508,018
0.626%	06/21/2013	#§	1,000,000	1,002,082

				2,287,626

Insurance—0.7%
Allstate Corp. (The)
6.200%	05/16/2014		510,000	555,563
American International Group, Inc.
2.375%	08/24/2015		460,000	465,231
Hartford Financial Services Group, Inc.
4.000%	03/30/2015		570,000	601,378
MetLife Institutional Funding II
1.255%	04/04/2014	#^§	500,000	504,149
MetLife, Inc.
2.375%	02/06/2014	§	980,000	1,003,140
New York Life Global Funding
0.402%	09/19/2014	#^	1,360,000	1,360,861
Prudential Financial, Inc., Series D MTN
5.150%	01/15/2013	§	2,000,000	2,026,598
2.750%	01/14/2013		600,000	603,927

				7,120,847

Internet & Catalog Retail—0.1%
eBay, Inc.
0.875%	10/15/2013		570,000	571,871

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
0.700%	07/15/2015	§	$390,000	$392,120

				963,991

IT Services—0.2%
Computer Sciences Corp.
2.500%	09/15/2015		300,000	304,681
International Business Machines Corp.
2.100%	05/06/2013		630,000	636,679
0.750%	05/11/2015	§	900,000	906,448

				1,847,808

Life Sciences Tools & Services—0.1%
Howard Hughes Medical Institute
3.450%	09/01/2014	§	700,000	741,088

Machinery—0.2%
Case New Holland, Inc.
7.750%	09/01/2013	§	1,450,000	1,524,313
Terex Corp.
6.500%	04/01/2020		500,000	521,250
Tyco Electronics Group SA (Luxembourg)
1.600%	02/03/2015		310,000	314,818

				2,360,381

Media—0.8%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.250%	09/30/2022		725,000	732,250
COX Communications, Inc.
5.450%	12/15/2014		500,000	550,191
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%	10/01/2014	§	1,200,000	1,287,528
DISH DBS Corp.
6.625%	10/01/2014	§	850,000	924,375
4.625%	07/15/2017	^	1,120,000	1,150,800
Mediacom LLC / Mediacom Capital Corp.
7.250%	02/15/2022		650,000	700,375
NBCUniversal Media LLC
2.100%	04/01/2014	§	1,600,000	1,634,086
Time Warner, Inc.
3.150%	07/15/2015		500,000	533,948
Viacom, Inc.
4.375%	09/15/2014		500,000	534,969

				8,048,522

Metals & Mining—0.8%
ArcelorMittal (Luxembourg)
4.000%	08/05/2015		1,100,000	1,093,774
BHP Billiton Finance USA Ltd. (Australia)
1.000%	02/24/2015	§	1,840,000	1,859,513
FMG Resources August 2006 Pty Ltd. (Australia)
6.000%	04/01/2017	^§	835,000	780,725
Freeport-McMoRan Copper & Gold, Inc.
2.150%	03/01/2017		310,000	313,827
1.400%	02/13/2015	§	700,000	705,451
Rio Tinto Finance USA plc (United Kingdom)
1.125%	03/20/2015	§	800,000	806,650
Steel Dynamics, Inc.
7.375%	11/01/2012		1,065,000	1,071,984
6.125%	08/15/2019	^§	500,000	522,500

				7,154,424

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Multiline Retail—0.2%
Dollar General Corp.
4.125%	07/15/2017	§	$1,100,000	$1,155,000
Target Corp.
1.125%	07/18/2014		600,000	607,811

				1,762,811

Multi-Utilities—0.2%
DTE Energy Co.
1.118%	06/03/2013	#§	2,070,000	2,076,173

Oil, Gas & Consumable Fuels—1.5%
Berau Coal Energy Tbk PT (Indonesia)
7.250%	03/13/2017	^§	470,000	442,975
BP Capital Markets plc (United Kingdom)
3.875%	03/10/2015	§	805,000	865,753
Canadian Natural Resources Ltd. (Canada)
5.450%	10/01/2012		1,200,000	1,200,152
Chesapeake Energy Corp.
7.625%	07/15/2013	§	530,000	552,525
Chevron Corp.
3.950%	03/03/2014	§	1,000,000	1,050,170
ConocoPhillips
4.750%	02/01/2014		199,000	210,273
CONSOL Energy, Inc.
8.000%	04/01/2017	§	230,000	241,500
Copano Energy LLC/Copano Energy Finance Corp.
7.125%	04/01/2021		250,000	262,500
Enterprise Products Operating LLC
1.250%	08/13/2015		320,000	323,401
Forest Oil Corp.
8.500%	02/15/2014	§	635,000	687,784
Husky Energy, Inc. (Canada)
5.900%	06/15/2014	§	550,000	597,309
Petrohawk Energy Corp.
7.875%	06/01/2015	§	1,000,000	1,042,344
Phillips 66
2.950%	05/01/2017	^	310,000	328,300
1.950%	03/05/2015	^	310,000	317,382
Plains Exploration & Production Co.
6.125%	06/15/2019		500,000	506,250
Ras Laffan Liquefied Natural Gas Co. Ltd. III (Qatar)
5.500%	09/30/2014	^§	750,000	814,065
Rockies Express Pipeline LLC
3.900%	04/15/2015	^§	770,000	762,300
Tesoro Corp.
4.250%	10/01/2017		780,000	805,350
Total Capital Canada Ltd. (Canada)
0.528%	05/13/2013	#§	1,000,000	1,001,271
Total Capital International SA (France)
1.500%	02/17/2017		480,000	489,061
TransCanada PipeLines Ltd. (Canada)
3.400%	06/01/2015	§	630,000	674,886
WPX Energy, Inc.
5.250%	01/15/2017	§	1,145,000	1,242,325

				14,417,876

Paper & Forest Products—0.1%
Masco Corp.
4.800%	06/15/2015	§	540,000	569,130

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Personal Products—0.1%
Revlon Consumer Products Corp.
9.750%	11/15/2015	§	$1,090,000	$1,158,125

Pharmaceuticals—1.3%
GlaxoSmithKline Capital plc (United Kingdom)
0.750%	05/08/2015	§	560,000	563,709
GlaxoSmithKline Capital, Inc.
4.850%	05/15/2013		1,700,000	1,747,452
Novartis Capital Corp.
4.125%	02/10/2014	§	1,580,000	1,659,207
Sanofi (France)
1.625%	03/28/2014	§	1,410,000	1,435,462
1.200%	09/30/2014	§	350,000	354,973
Takeda Pharmaceutical Co. Ltd (Japan)
1.031%	03/17/2015	^§	2,500,000	2,521,025
Teva Pharmaceutical Finance III BV (Netherlands Antilles)
1.700%	03/21/2014		580,000	589,146
0.876%	03/21/2014	#§	470,000	472,660
Teva Pharmaceutical Finance IV LLC
1.700%	11/10/2014	§	1,180,000	1,207,954
Valeant Pharmaceuticals International
6.500%	07/15/2016	^§	1,620,000	1,707,075
Watson Pharmaceuticals, Inc.
1.875%	10/01/2017		490,000	496,042

				12,754,705

Real Estate Investment Trusts (REITs)—0.6%
Digital Realty Trust LP
4.500%	07/15/2015		630,000	674,487
Duke Realty LP
5.400%	08/15/2014	§	650,000	695,669
HCP, Inc.
2.700%	02/01/2014		1,610,000	1,644,340
Health Care REIT, Inc.
6.000%	11/15/2013	§	930,000	977,058
Simon Property Group LP
4.200%	02/01/2015		250,000	266,380
Vornado Realty LP
4.250%	04/01/2015	§	1,240,000	1,311,193

				5,569,127

Road & Rail—0.4%
JB Hunt Transport Services, Inc.
3.375%	09/15/2015	§	970,000	1,001,447
Penske Truck Leasing Co. Lp/PTL Finance Corp.
3.125%	05/11/2015	^§	1,400,000	1,433,208
2.500%	03/15/2016	^	1,100,000	1,100,617
Ryder System, Inc. MTN
2.500%	03/01/2017		620,000	631,317

				4,166,589

Semiconductors & Semiconductor Equipment—0.3%
Texas Instruments, Inc.
0.875%	05/15/2013	§	1,050,000	1,054,359
0.450%	08/03/2015	§	2,150,000	2,144,986

				3,199,345

Software—0.2%
Microsoft Corp.
2.950%	06/01/2014	§	900,000	938,951

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Oracle Corp.
3.750%	07/08/2014	§	$750,000	$794,594

				1,733,545

Specialty Retail—0.1%
Limited Brands, Inc.
5.625%	02/15/2022		400,000	433,000
Michaels Stores, Inc.
7.750%	11/01/2018		400,000	431,000
Sally Holdings LLC / Sally Capital, Inc.
5.750%	06/01/2022		500,000	535,000

				1,399,000

Textiles, Apparel & Luxury Goods—0.2%
Hanesbrands, Inc.
6.375%	12/15/2020		950,000	1,035,500
Levi Strauss & Co.
6.875%	05/01/2022		500,000	523,750
VF Corp.
1.184%	08/23/2013	#§	700,000	704,759

				2,264,009

Tobacco—0.2%
BAT International Finance plc (United Kingdom)
1.400%	06/05/2015	^§	1,460,000	1,472,152

Trading Companies & Distributors—0.2%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.750%	05/20/2020		700,000	749,000
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019	§	800,000	836,000

				1,585,000

Water Utilities—0.1%
Veolia Environnement SA (France)
5.250%	06/03/2013	§	910,000	932,650

Wireless Telecommunication Services—0.4%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015	§	350,000	374,232
Rogers Communications, Inc. (Canada)
6.375%	03/01/2014	§	1,390,000	1,501,072
6.250%	06/15/2013	§	1,100,000	1,142,629
Vodafone Group plc (United Kingdom)
4.150%	06/10/2014	§	1,090,000	1,154,526

				4,172,459

TOTAL CORPORATE OBLIGATIONS (Cost $305,427,851)				311,967,820

MORTGAGE-RELATED SECURITIES—6.1%
Commercial Mortgage-Backed Securities—0.3%
LA Arena Funding LLC, Series 1, Class A
7.656%	12/15/2026	^	636,857	699,669
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A1
1.600%	10/29/2020	§	921,835	937,967
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A2
2.900%	10/29/2020		1,260,000	1,354,500

				2,992,136

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-RELATED SECURITIES—(Continued)
Non-Agency Mortgage-Backed Securities—1.7%
Bank of America Mortgage Securities, Inc., Series 2002-K, Class 1A4
2.637%	10/20/2032	#	$605,159	$620,023
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-3, Class 2A1
5.000%	04/25/2019		165,141	171,498
Credit Suisse Mortgage Capital Certificates, Series 2011-1R, Class A1
1.216%	02/27/2047	#^§	4,913,486	4,841,325
Fosse Master Issuer plc, Series 2012-1A, Class 2A2 (United Kingdom)
1.855%	10/18/2054	#^§	4,040,000	4,141,823
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042	#	2,428,395	2,487,028
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	2,711,669	2,888,720
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.908%	03/25/2044	#§	845,620	835,649

				15,986,066

U.S. Government Agency Mortgage-Backed Securities—4.1%
Federal Home Loan Mortgage Corp.
3.917%	12/01/2039	#	365,950	390,877
2.375%	09/01/2035	#§	5,190,903	5,556,275
Federal National Mortgage Association
5.000%	01/01/2018		939,083	1,024,124
3.140%	07/01/2041	#	4,178,804	4,405,128
3.069%	06/01/2041	#	2,679,885	2,820,157
0.596%	07/01/2016	#§	6,600,000	6,628,091
Federal National Mortgage Association REMICS, Series 2005-38, Class CD
5.000%	06/25/2019		313,939	319,567
Federal National Mortgage Association REMICS, Series 2012-1, Class AE
1.750%	12/25/2021	§	2,056,252	2,110,797
Federal National Mortgage Association TBA
2.500%	10/25/2027		7,310,000	7,684,638
Government National Mortgage Association, Series 2004-19, Class FC
0.519%	03/20/2034	#§	1,327,731	1,330,679
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.678%	10/07/2020	#§	1,430,070	1,436,505
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020		383,338	390,047
National Credit Union Administration Guaranteed Notes, Series 2010-R2, Class 1A
0.598%	11/06/2017	#§	2,962,866	2,970,273
National Credit Union Administration Guaranteed Notes, Series 2011-R4, Class 1A
0.608%	03/06/2020	#§	1,416,572	1,417,989
Springleaf Mortgage Loan Trust, Series 2012-2A, Class A
2.220%	10/25/2057	#^	963,799	968,015

				39,453,162

TOTAL MORTGAGE-RELATED SECURITIES (Cost $57,580,014)				58,431,364

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face		Value
CONVERTIBLE DEBT OBLIGATIONS—33.2%
Aerospace & Defense—0.4%
Alliant Techsystems, Inc.
3.000%	08/15/2024			$2,005,000	$2,075,175
L-3 Communications Holdings, Inc.
3.000%	08/01/2035			2,050,000	2,065,375

					4,140,550

Beverages—0.8%
Asahi Group Holdings Ltd. (Japan)
0.000%	05/26/2028		JPY	360,000,000	4,918,631
Molson Coors Brewing Co.
2.500%	07/30/2013			2,915,000	3,031,600

					7,950,231

Biotechnology—1.0%
Amgen, Inc., Series B
0.375%	02/01/2013			6,600,000	7,375,500
Gilead Sciences, Inc.
1.625%	05/01/2016			1,250,000	1,961,719
1.000%	05/01/2014			200,000	302,000

					9,639,219

Building Products—0.1%
Griffon Corp.
4.000%	01/15/2017	^		970,000	990,612

Capital Markets—1.6%
Affiliated Managers Group, Inc.
3.950%	08/15/2038			4,920,000	5,507,325
Billion Express Investments Ltd. (Virgin Islands, British)
0.750%	10/18/2015			3,400,000	3,626,950
Temasek Financial III Pte Ltd. Reg S, (Singapore)
0.000%	10/24/2014		SGD	7,750,000	6,471,187

					15,605,462

Commercial Services & Supplies—0.3%
Covanta Holding Corp.
3.250%	06/01/2014			2,215,000	2,595,703

Communications Equipment—0.2%
Arris Group, Inc.
2.000%	11/15/2026			1,920,000	2,001,600

Computers & Peripherals—0.6%
EMC Corp., Series B
1.750%	12/01/2013			1,675,000	2,884,141
SanDisk Corp.
1.000%	05/15/2013			2,490,000	2,472,881

					5,357,022

Containers & Packaging—0.4%
Owens-Brockway Glass Container, Inc.
3.000%	06/01/2015	^		4,060,000	3,999,100

Diversified Consumer Services—0.2%
Stewart Enterprises, Inc.
3.125%	07/15/2014			2,100,000	2,184,000

Diversified Financial Services—0.2%
KDDI Corp. (Japan)
0.000%	12/14/2015		JPY	140,000,000	2,027,390

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date	Face		Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Diversified Telecommunication Services—0.4%
Inmarsat plc, Series ISAT (United Kingdom)
1.750%	11/16/2017		$1,900,000	$2,439,125
tw telecom inc.
2.375%	04/01/2026		700,000	994,000

				3,433,125

Electrical Equipment—0.4%
General Cable Corp.
0.875%	11/15/2013		3,465,000	3,471,497

Electronic Equipment, Instruments & Components—0.4%
Hon Hai Precision Industry Co. Ltd. (Taiwan)
0.000%	10/12/2013		1,800,000	1,887,300
Pegatron Corp. (Taiwan)
0.000%	02/06/2017		1,600,000	1,760,000

				3,647,300

Energy Equipment & Services—2.9%
Bristow Group, Inc.
3.000%	06/15/2038		1,800,000	1,865,250
Cie Generale de Geophysique - Veritas (France)
1.750%	01/01/2016	EUR	931,383	1,392,400
Exterran Energy Corp.
4.750%	01/15/2014		1,135,000	1,142,803
Exterran Holdings, Inc.
4.250%	06/15/2014		3,660,000	4,142,662
Helix Energy Solutions Group, Inc.
3.250%	12/15/2025		2,945,000	2,968,928
Hercules Offshore, Inc.
3.375%	06/01/2038		715,000	720,363
Hornbeck Offshore Services, Inc.
1.625%	11/15/2026		4,175,000	4,342,000
Subsea 7 SA (Luxembourg)
2.250%	10/11/2013		4,000,000	4,632,000
Technip SA (France)
0.500%	01/01/2016	EUR	2,160,000	3,337,919
0.250%	01/01/2017	EUR	2,152,146	3,152,840

				27,697,165

Food Products—0.3%
Archer-Daniels-Midland Co.
0.875%	02/15/2014		2,435,000	2,448,697

Health Care Equipment & Supplies—2.6%
Alere, Inc.
3.000%	05/15/2016		3,470,000	3,294,331
Elekta AB (Sweden)
2.750%	04/25/2017	SEK	14,600,100	2,600,493
Hologic, Inc.
2.000%	03/01/2042		3,485,000	3,408,766
Integra LifeSciences Holdings Corp.
1.625%	12/15/2016		3,835,000	3,926,081
Medtronic, Inc., Series B
1.625%	04/15/2013		4,810,000	4,849,081
NuVasive, Inc.
2.750%	07/01/2017		3,485,000	3,343,422
Qiagen Euro Finance SA MTN (Luxembourg)
3.250%	05/16/2026		1,700,000	2,056,575
Teleflex, Inc.
3.875%	08/01/2017		1,150,000	1,453,313

				24,932,062

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face		Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Health Care Providers & Services—1.0%
LifePoint Hospitals, Inc.
3.500%	05/15/2014			$4,930,000	$5,382,944
Omnicare, Inc.
3.250%	12/15/2035			4,145,000	4,113,912

					9,496,856

Hotels, Restaurants & Leisure—0.8%
Gaylord Entertainment Co.
3.750%	10/01/2014	^		600,000	917,250
International Game Technology
3.250%	05/01/2014			2,380,000	2,497,512
MGM Resorts International
4.250%	04/15/2015			3,730,000	3,886,194

					7,300,956

Household Durables—0.5%
Lennar Corp.
2.000%	12/01/2020	^		3,425,000	4,636,594

Household Products—0.8%
Unicharm Corp. (Japan)
0.000%	09/24/2013		JPY	230,000,000	3,445,284
0.000%	09/24/2015		JPY	250,000,000	3,828,165

					7,273,449

Industrial Conglomerates—1.0%
Danaher Corp.
0.000%	01/22/2021			865,000	1,391,028
Siemens Financieringsmaatschappij NV, Series WW (Netherlands)
1.050%	08/16/2017			8,250,000	8,342,070

					9,733,098

Internet & Catalog Retail—0.4%
priceline.com, Inc.
1.000%	03/15/2018	^		3,960,000	4,271,850

Internet Software & Services—0.2%
WebMD Health Corp.
2.500%	01/31/2018			1,785,000	1,482,666

IT Services—0.6%
AtoS (France)
2.500%	01/01/2016		EUR	1,154,250	1,949,868
Cap Gemini SA (France)
3.500%	01/01/2014		EUR	1,462,000	2,178,955
Euronet Worldwide, Inc.
3.500%	10/15/2025			1,945,000	1,947,431

					6,076,254

Life Sciences Tools & Services—0.7%
Charles River Laboratories International, Inc.
2.250%	06/15/2013			3,460,000	3,531,362
Illumina, Inc.
0.250%	03/15/2016	^		3,840,000	3,597,600

					7,128,962

Machinery—1.0%
AGCO Corp.
1.250%	12/15/2036			600,000	757,500
Disco Corp. (Japan)
0.000%	12/16/2014		JPY	140,000,000	1,830,877

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Greenbrier Cos., Inc.
3.500%	04/01/2018		$1,105,000	$1,003,478
Meritor, Inc.
4.625%	03/01/2026		2,050,000	1,843,719
Trinity Industries, Inc.
3.875%	06/01/2036		4,165,000	4,323,790

				9,759,364

Media—1.4%
Central European Media Enterprises Ltd. (Bermuda)
5.000%	11/15/2015		1,730,000	1,643,500
Liberty Interactive LLC
3.250%	03/15/2031		1,625,000	1,537,656
3.125%	03/30/2023		1,925,000	2,719,063
Live Nation Entertainment, Inc.
2.875%	07/15/2027		2,995,000	2,953,819
Omnicom Group, Inc.
0.000%	07/01/2038		3,475,000	3,833,359
XM Satellite Radio, Inc.
7.000%	12/01/2014	^	400,000	629,250

				13,316,647

Metals & Mining—1.8%
AngloGold Ashanti Holdings Finance plc, Reg S (Isle of Man)
3.500%	05/22/2014		2,300,000	2,463,875
ArcelorMittal (Luxembourg)
5.000%	05/15/2014		1,995,000	2,044,875
Goldcorp, Inc. (Canada)
2.000%	08/01/2014		3,500,000	4,237,187
Newmont Mining Corp., Series A
1.250%	07/15/2014		725,000	980,109
Newmont Mining Corp., Series B
1.625%	07/15/2017		2,300,000	3,345,063
Royal Gold, Inc.
2.875%	06/15/2019		890,000	1,080,794
Steel Dynamics, Inc.
5.125%	06/15/2014		3,150,000	3,309,469

				17,461,372

Oil, Gas & Consumable Fuels—1.3%
Chesapeake Energy Corp.
2.750%	11/15/2035		1,250,000	1,196,093
2.500%	05/15/2037		4,030,000	3,639,594
Goodrich Petroleum Corp.
5.000%	10/01/2029		5,115,000	4,817,691
PetroBakken Energy Ltd., Reg S (Canada)
3.125%	02/08/2016		3,100,000	3,081,400

				12,734,778

Pharmaceuticals—2.2%
Medicines Co. (The)
1.375%	06/01/2017	^	850,000	959,438
Medicis Pharmaceutical Corp.
1.375%	06/01/2017		1,618,000	1,748,451
Sawai Pharmaceutical Co. Ltd. (Japan)
0.000%	09/17/2015		JPY 210,000,000	3,030,657
Shire plc (Jersey, Channel Islands)
2.750%	05/09/2014		6,150,000	6,832,650
Teva Pharmaceutical Finance Co. LLC, Series C
0.250%	02/01/2026		6,035,000	6,412,188

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
UCB SA (Belgium)
4.500%	10/22/2015		EUR 1,500,000	$2,430,190

				21,413,574

Real Estate Investment Trusts (REITs)—1.1%
Boston Properties LP
3.625%	02/15/2014	^	$1,840,000	2,010,200
Health Care REIT, Inc.
3.000%	12/01/2029		2,190,000	2,608,837
Host Hotels & Resorts LP
3.250%	04/15/2024	^	2,625,000	2,994,141
ProLogis LP
3.250%	03/15/2015		2,575,000	2,901,703

				10,514,881

Road & Rail—0.3%
Avis Budget Group, Inc.
3.500%	10/01/2014		2,025,000	2,481,891

Semiconductors & Semiconductor Equipment—1.9%
Advanced Micro Devices, Inc.
6.000%	05/01/2015		4,750,000	4,850,937
Dialog Semiconductor plc (United Kingdom)
1.000%	04/12/2017		1,400,000	1,468,040
Intel Corp.
2.950%	12/15/2035		2,100,000	2,294,250
Lam Research Corp.
0.500%	05/15/2016		1,300,000	1,235,000
Linear Technology Corp., Series A
3.000%	05/01/2027		3,115,000	3,241,547
Micron Technology, Inc.
1.875%	06/01/2014		4,060,000	4,034,625
United Microelectronics Corp. (Taiwan)
0.000%	05/24/2016		1,000,000	957,500

				18,081,899

Software—1.8%
Electronic Arts, Inc.
0.750%	07/15/2016		3,365,000	3,087,387
Mentor Graphics Corp.
4.000%	04/01/2031		1,300,000	1,467,375
Microsoft Corp.
0.000%	06/15/2013	^	5,500,000	5,754,375
Nuance Communications, Inc.
2.750%	11/01/2031	^	1,675,000	1,944,047
Rovi Corp.
2.625%	02/15/2040		1,050,000	1,044,094
Symantec Corp., Series B
1.000%	06/15/2013		1,735,000	1,887,897
TIBCO Software, Inc.
2.250%	05/01/2032	^	1,900,000	1,957,000

				17,142,175

Specialty Retail—0.4%
Group 1 Automotive, Inc.
2.250%	06/15/2036		3,565,000	4,171,050

Textiles, Apparel & Luxury Goods—0.7%
Adidas AG (Germany)
0.250%	06/14/2019		EUR 2,200,000	3,135,265

Vantagepoint Diversifying Strategies Fund
Coupon	Maturity
Rate	Date			Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Iconix Brand Group, Inc.
2.500%	06/01/2016		^	$3,625,000	$3,620,469

					6,755,734

Wireless Telecommunication Services—0.5%
Leap Wireless International, Inc.
4.500%	07/15/2014			3,650,000	3,494,875
SBA Communications Corp.
1.875%	05/01/2013			700,000	1,067,500

					4,562,375

TOTAL CONVERTIBLE DEBT OBLIGATIONS (Cost $305,261,391)					317,917,160

U.S. TREASURY OBLIGATIONS—8.7%
U.S. Treasury Bills—4.6%
U.S. Treasury Bill
0.107%	11/15/2012			2,000,000	1,999,808
0.098%	10/18/2012		§	18,500,000	18,499,287
0.097%	11/29/2012			1,000,000	999,904
0.094%	12/20/2012			8,275,000	8,273,527
0.075%	10/11/2012			9,070,000	9,069,810
0.035%	10/25/2012			5,500,000	5,499,866

					44,342,202

U.S. Treasury Notes—4.1%
U.S. Treasury Note
1.250%	10/31/2015			11,615,000	11,942,578
0.250%	04/30/2014 05/15/2015	-	§	24,293,000	24,296,952
0.125%	09/30/2013		‡‡	2,550,000	2,548,705

					38,788,235

TOTAL U.S. TREASURY OBLIGATIONS (Cost $83,074,969)					83,130,437

GOVERNMENT RELATED OBLIGATIONS—5.0%
U.S. Government Agencies—2.1%
Federal Home Loan Bank
0.050%	10/16/2012			4,230,000	4,229,906
Federal Home Loan Mortgage Corp.
0.625%	12/29/2014			8,800,000	8,858,969
Federal National Mortgage Association
0.500%	09/28/2015			3,650,000	3,662,490
National Credit Union Administration Guaranteed Notes, Series A1
0.248%	06/12/2013		#§	1,510,000	1,510,136
National Credit Union Administration Guaranteed Notes, Series A2
1.400%	06/12/2015			2,050,000	2,100,430

					20,361,931

Non-U.S. Government Agencies—0.6%
Caisse d’Amortissement de la Dette Sociale (France)
2.125%	04/12/2017		^	1,610,000	1,658,154
Export-Import Bank of Korea (Korea, Republic of)
5.500%	10/17/2012			500,000	501,281
IPIC Ltd. MTN (Cayman Islands)
3.125%	11/15/2015		^	600,000	625,200
Korea National Oil Corp. (Korea, Republic of)
2.875%	11/09/2015		^	1,330,000	1,388,524
Petrobras International Finance Co. (Cayman Islands)
2.875%	02/06/2015		§	470,000	484,253

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face		Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Petroleos Mexicanos (Mexico)
4.875%	03/15/2015	§		$1,400,000	$1,508,500

					6,165,912

Sovereign Debt—1.1%
Canadian Government International Bond (Canada)
2.000%	12/01/2014		CAD	500,000	518,487
Korea Finance Corp. (Korea, Republic of)
3.250%	09/20/2016			1,890,000	2,002,943
Mexican Bonos (Mexico)
6.000%	06/18/2015		MXN	30,649,000	2,465,333
Mexico Government International Bond (Mexico)
5.875%	02/17/2014	§		1,300,000	1,384,500
Norway Government International Bond (Norway)
5.000%	05/15/2015		NOK	2,500,000	477,404
Panama Government International Bond (Panama)
7.250%	03/15/2015	§		1,150,000	1,319,625
Qatar Government International Bond (Qatar)
3.125%	01/20/2017	^		900,000	952,650
South Africa Government International Bond (South Africa)
6.500%	06/02/2014	§		1,000,000	1,094,000

					10,214,942

U.S. Municipal Bonds—1.0%
Citizens Property Insurance Corp. Revenue Bonds, Series 2007-A (Florida)
5.000%	03/01/2013			290,000	295,438
Citizens Property Insurance Corp. Revenue Bonds, Series 2012 (Florida)
2.500%	06/01/2013	§		1,500,000	1,520,175
Michigan Finance Authority, Series B-1 (Michigan)
2.000%	08/20/2013	§		220,000	223,194
New York Liberty Development Corp. (New York)
0.250%	12/01/2049	§		530,000	530,000
South Carolina State Public Service Authority Revenue Bonds, Series 2011-A (South Carolina)
0.931%	06/02/2014	#§		1,500,000	1,503,420
State of California, Series A-2 (California)
2.500%	06/20/2013	§		1,270,000	1,290,193
State of Louisiana General Obligation Bonds, Series 2011-B (Louisiana)
0.961%	07/15/2014	#§		1,695,000	1,697,966
University of California Revenue Bonds (California)
1.988%	05/15/2050	#§		1,000,000	1,009,620
0.811%	07/01/2041	#§		1,000,000	1,001,320

					9,071,326

Non-U.S. Regional Authority Bonds—0.2%
Province of Ontario (Canada)
2.950%	02/05/2015			1,530,000	1,620,262

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $46,642,675)					47,434,373

ASSET-BACKED SECURITIES—5.2%
Automobile—1.5%
AmeriCredit Automobile Receivables Trust Series 2012-1, Class A2
0.910%	10/08/2015	§		2,397,965	2,405,907

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face		Value
ASSET-BACKED SECURITIES—(Continued)
CarMax Auto Owner Trust Series 2012-1, Class A2
0.590%	03/16/2015	§		$3,757,368	$3,761,941
Enterprise Fleet Financing LLC Series 2012-1, Class A2
1.140%	11/20/2017	^§		3,200,000	3,213,122
First Investors Auto Owner Trust Series 2011-1, Class C
3.400%	03/15/2016	^§		1,400,000	1,415,661
Honda Auto Receivables Owner Trust Series 2012-1, Class A2
0.570%	08/15/2014	§		1,275,000	1,277,116
Hyundai Capital Auto Funding Ltd. (Cayman Islands) Series 2010-8A, Class A
1.220%	09/20/2016	#^§		1,100,000	1,094,280
Santander Drive Auto Receivables Trust Series 2012-3, Class A1
0.328%	05/15/2013	§		528,134	528,165
Volkswagen Auto Loan Enhanced Trust Series 2011-1, Class A2
0.670%	12/20/2013	§		437,342	437,472

					14,133,664

Credit Card—2.7%
Capital One Multi-Asset Execution Trust Series 2008-A3, Class A3
5.050%	02/15/2016	§		3,050,000	3,127,260
Cards II Trust Series 2012-4A, Class A
0.671%	09/15/2017	#^		1,000,000	1,000,044
Chase Issuance Trust Series 2011-A2, Class A2
0.311%	05/15/2015	#§		2,500,000	2,502,193
Chester Asset Receivables Dealings plc (United Kingdom) Series 2004-1, Class A
0.894%	04/15/2016	#	GBP	1,040,000	1,669,841
Citibank Credit Card Issuance Trust Series 2009-A5, Class A5
2.250%	12/23/2014	§		4,700,000	4,721,488
Discover Card Master Trust Series 2012-A1, Class A1
0.810%	08/15/2017	§		3,000,000	3,026,607
GE Capital Credit Card Master Note Trust Series 2012-1, Class A
1.030%	01/15/2018	§		2,200,000	2,223,519
Golden Credit Card Trust (Canada)
0.670%	07/17/2017	^§		1,900,000	1,900,008
Gracechurch Card Funding plc (United Kingdom) Series 2012-1A, Class A1
0.921%	02/15/2017	#^§		3,950,000	3,959,416
Gracechurch Card Funding plc (United Kingdom) Series 2012-1A, Class A2
0.920%	02/15/2017	#^	EUR	1,200,000	1,552,888

					25,683,264

Home Equity—0.3%
Ameriquest Mortgage Securities, Inc. Series 2003-AR3, Class M2
3.292%	06/25/2033	#		10,093	10,066

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Argent Securities, Inc. Series 2006-W3, Class A2B
0.337%	04/25/2036	#	$72,298	$23,875
Countrywide Asset-Backed Certificates Series 2005-12, Class 2A3
5.069%	02/25/2036	#	496,584	503,845
Option One Mortgage Loan Trust Series 2005-4, Class A3
0.477%	11/25/2035	#	671,673	660,285
Saxon Asset Securities Trust Series 2005-4, Class A2C
0.467%	11/25/2037	#	320,323	314,807
Structured Asset Investment Loan Trust Series 2003-BC1, Class A2
0.897%	01/25/2033	#	1,813,448	1,638,244

				3,151,122

Other—0.4%
CenterPoint Energy Transition Bond Co. LLC Series 2012-1, Class A1
0.901%	04/15/2018	§	2,650,000	2,676,977
Countrywide Asset-Backed Certificates Series 2006-23, Class 2A2
0.327%	05/25/2037	#	729,567	724,608
JPMorgan Mortgage Acquisition Corp.
0.297%	03/25/2037		376,948	375,320

				3,776,905

Student Loan—0.3%
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.578%	12/07/2020	#§	2,764,905	2,774,140

TOTAL ASSET-BACKED SECURITIES (Cost $49,539,922)				49,519,095

			Contracts	Value
PURCHASED OPTIONS—0.3%
Call—Call—U.S. 10 Year Treasury, Expires 11/23/2012, Strike $115.00			162	2,994,469
Put—Put—Swiss Market Index, Expires 12/21/2012, Strike CHF 6,532.00			1,840	342,960

TOTAL PURCHASED OPTIONS (Cost $3,246,271)				3,337,429

Coupon Rate	Maturity Date		Face	Value
CERTIFICATES OF DEPOSIT—0.2%
Commercial Banks—0.2%
Nordea Bank Finland plc
0.919%	02/07/2013	§	$900,000	901,344
Royal Bank of Canada
0.428%	03/11/2013	§	1,390,000	1,390,685

TOTAL CERTIFICATES OF DEPOSIT (Cost $2,290,337)				2,292,029

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date			Face	Value
COMMERCIAL PAPER—0.1%
Commercial Banks—0.1%
Royal Bank of Scotland Group plc (United Kingdom)
0.721%	12/04/2012		^	$900,000	$899,478

(Cost $898,848)

				Shares	Value
MONEY MARKET FUNDS—5.0%
Institutional Money Market Fund—5.0%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.20% (Cost $48,026,346)		¥		48,026,346	48,026,346

TOTAL INVESTMENTS—100.9% (Cost $942,706,488)					967,237,399
Other assets less liabilities—(0.9%)					(8,742,786)

NET ASSETS—100.0%				$958,494,613

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Legend to the Schedule of Investments:

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen
MTN	Medium Term Note
MXN	Mexican Peso
NOK	Norwegian Krone
Reg S	Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	Security is subject to delayed delivery.

*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $134,546,772, which represents 14.0% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 0.0% of total 144A securities held.
§	Security has been segregated to cover economic leverage under certain derivatives contracts which may include, but are not limited to, futures, swaps, forwards, options and TBA’s, a security that is subject to delayed delivery.
#	Rate is subject to change. Rate shown reflects current rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—21.0%
Aerospace & Defense—0.2%
Boeing Co. (The)
6.125%	02/15/2033		$100,000	$134,629
4.875%	02/15/2020	†	200,000	242,832
L-3 Communications Corp.
4.950%	02/15/2021		300,000	334,945
Lockheed Martin Corp., Series B
6.150%	09/01/2036		250,000	325,304
Northrop Grumman Corp.
3.500%	03/15/2021		300,000	323,148
United Technologies Corp.
6.700%	08/01/2028		150,000	205,702
4.875%	05/01/2015		500,000	555,505
4.500%	06/01/2042		200,000	225,117
3.100%	06/01/2022		200,000	213,571
1.800%	06/01/2017	†	300,000	311,501

				2,872,254

Airlines—0.0%
Continental Airlines, Inc., Series 2010-1 A, Class A
4.750%	01/12/2021		286,303	305,629

Auto Components—0.0%
Johnson Controls, Inc.
5.500%	01/15/2016		250,000	286,743
4.250%	03/01/2021		300,000	326,245

				612,988

Automobile—0.1%
Daimler Finance North America LLC
6.500%	11/15/2013		400,000	425,920
Ford Motor Co.
7.450%	07/16/2031		200,000	249,750

				675,670

Beverages—0.6%
Anheuser-Busch InBev Worldwide, Inc.
8.200%	01/15/2039		300,000	502,961
7.750%	01/15/2019		500,000	677,324
6.875%	11/15/2019		300,000	397,445
5.375%	01/15/2020		500,000	621,799
3.750%	07/15/2042		200,000	201,391
1.500%	07/14/2014		200,000	203,594
0.800%	07/15/2015		200,000	200,975
Beam, Inc.
5.375%	01/15/2016		90,000	102,519
Bottling Group LLC
5.500%	04/01/2016		500,000	579,190
Coca-Cola Co. (The)
5.350%	11/15/2017		500,000	606,076
4.875%	03/15/2019		300,000	358,114
3.150%	11/15/2020		200,000	218,531
0.750%	11/15/2013		200,000	201,081
0.750%	03/13/2015		300,000	302,808
Coca-Cola Enterprises, Inc.
4.500%	09/01/2021		300,000	340,931
Diageo Finance BV (Netherlands)
5.300%	10/28/2015		750,000	853,033
PepsiCo, Inc.
3.750%	03/01/2014		500,000	523,509
3.000%	08/25/2021		500,000	531,647

				7,422,928

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Biotechnology—0.2%
Amgen, Inc.
6.900%	06/01/2038		$267,000	$354,939
6.150%	06/01/2018		500,000	611,814
5.850%	06/01/2017		250,000	298,813
5.150%	11/15/2041		300,000	335,606
3.875%	11/15/2021		300,000	322,979
Genentech, Inc.
5.250%	07/15/2035		100,000	122,123
Gilead Sciences, Inc.
4.400%	12/01/2021		300,000	341,630

				2,387,904

Capital Markets—1.4%
Bank of New York Mellon Corp. (The)
3.550%	09/23/2021		300,000	326,167
Bank of New York Mellon Corp. (The) MTN
2.300%	07/28/2016		100,000	104,909
Bank of New York Mellon Corp. (The), Series 1
2.950%	06/18/2015		500,000	531,474
Bear Stearns Cos. LLC (The)
7.250%	02/01/2018		250,000	312,319
6.400%	10/02/2017		400,000	481,466
4.650%	07/02/2018		400,000	453,387
BlackRock, Inc.
4.250%	05/24/2021		500,000	560,921
Credit Suisse USA, Inc.
5.125%	01/15/2014		500,000	525,732
5.125%	08/15/2015		500,000	554,040
Goldman Sachs Group, Inc. (The)
7.500%	02/15/2019		300,000	372,544
6.250%	09/01/2017		500,000	586,717
6.250%	02/01/2041		500,000	580,547
6.150%	04/01/2018		500,000	584,282
6.125%	02/15/2033		600,000	676,404
5.750%	01/24/2022		300,000	346,199
5.375%	03/15/2020		300,000	335,309
5.250%	07/27/2021		300,000	331,320
5.150%	01/15/2014		500,000	525,167
5.125%	01/15/2015		500,000	537,912
5.000%	10/01/2014		553,000	592,417
3.625%	02/07/2016	†	500,000	527,862
Jefferies Group, Inc.
6.250%	01/15/2036		230,000	230,000
5.125%	04/13/2018		300,000	306,000
Mellon Funding Corp.
5.200%	05/15/2014		400,000	429,994
Merrill Lynch & Co., Inc.
6.875%	11/15/2018		250,000	302,251
Merrill Lynch & Co., Inc. MTN
6.875%	04/25/2018		500,000	599,766
Morgan Stanley
7.250%	04/01/2032		100,000	120,891
6.000%	05/13/2014		500,000	530,186
5.750%	01/25/2021		600,000	659,689
4.750%	03/22/2017		300,000	321,973
2.875%	01/24/2014		300,000	304,089
Morgan Stanley MTN
5.450%	01/09/2017		500,000	545,823
Morgan Stanley, Series F MTN
6.625%	04/01/2018		500,000	575,142
6.000%	04/28/2015		1,000,000	1,084,399
5.950%	12/28/2017		500,000	562,261

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Nomura Holdings, Inc. (Japan)
6.700%	03/04/2020		$300,000	$343,476
Northern Trust Corp.
3.375%	08/23/2021		500,000	540,388

				17,303,423

Chemicals—0.4%
Agrium, Inc. (Canada)
6.125%	01/15/2041		400,000	504,061
Airgas, Inc.
2.950%	06/15/2016		200,000	210,863
Dow Chemical Co. (The)
8.550%	05/15/2019		629,000	844,591
5.250%	11/15/2041		300,000	341,740
4.125%	11/15/2021		150,000	163,516
E.I. du Pont de Nemours & Co.
4.900%	01/15/2041		200,000	242,215
4.250%	04/01/2021	†	300,000	348,371
2.750%	04/01/2016		300,000	320,045
1.750%	03/25/2014		300,000	306,029
Ecolab, Inc.
5.500%	12/08/2041		300,000	374,592
Monsanto Co.
5.500%	08/15/2025		200,000	255,206
PPG Industries, Inc.
3.600%	11/15/2020		400,000	432,379
Praxair, Inc.
3.250%	09/15/2015		500,000	537,877
2.200%	08/15/2022		400,000	395,362

				5,276,847

Commercial Banks—1.6%
Abbey National Treasury Services plc (United Kingdom)
2.875%	04/25/2014		300,000	303,775
Bank of Nova Scotia (Canada)
2.375%	12/17/2013		300,000	306,843
2.050%	10/07/2015		400,000	414,688
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015		700,000	742,800
2.750%	02/23/2015	†	300,000	309,731
2.375%	01/13/2014		500,000	508,287
BB&T Corp.
5.250%	11/01/2019		500,000	579,468
BB&T Corp. MTN
1.600%	08/15/2017		400,000	407,655
BNP Paribas SA (France)
3.250%	03/11/2015	†	500,000	521,450
BNP Paribas SA, Bank Note (France)
5.000%	01/15/2021		400,000	443,347
Capital One Financial Corp.
6.150%	09/01/2016		200,000	228,502
2.125%	07/15/2014		200,000	204,162
Commonwealth Bank of Australia (Australia)
1.250%	09/18/2015		300,000	301,013
Credit Suisse (Switzerland)
5.500%	05/01/2014		500,000	534,191
Discover Bank
7.000%	04/15/2020		200,000	241,262
HSBC Bank USA NA
4.875%	08/24/2020		400,000	431,841
HSBC Holdings plc (United Kingdom)
6.100%	01/14/2042		500,000	660,099

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
4.000%	03/30/2022	$500,000	$537,524
HSBC USA, Inc.
2.375%	02/13/2015	400,000	412,013
KeyBank NA, Bank Note
5.800%	07/01/2014	400,000	430,468
KeyCorp MTN
5.100%	03/24/2021	500,000	585,730
LBBW (Germany)
7.625%	02/01/2023	200,000	259,212
National Australia Bank Ltd. (Australia)
1.600%	08/07/2015	500,000	505,380
National City Corp.
6.875%	05/15/2019	500,000	618,111
PNC Funding Corp.
2.700%	09/19/2016	200,000	213,397
Royal Bank of Canada MTN (Canada)
2.875%	04/19/2016	300,000	319,572
Royal Bank of Scotland plc (The) (United Kingdom)
6.125%	01/11/2021	300,000	358,929
4.875%	03/16/2015	100,000	107,312
4.375%	03/16/2016	500,000	538,955
Sumitomo Mitsui Banking Corp. (Japan)
3.200%	07/18/2022	200,000	204,357
1.350%	07/18/2015	300,000	303,272
SunTrust Banks, Inc.
3.600%	04/15/2016	500,000	534,628
Toronto-Dominion Bank (The) (Canada)
1.375%	07/14/2014	300,000	305,103
U.S. Bank NA, Bank Note
4.800%	04/15/2015	250,000	275,340
UBS AG (Switzerland)
7.000%	10/15/2015	100,000	110,647
5.875%	07/15/2016	700,000	766,264
UBS AG MTN (Switzerland)
7.375%	06/15/2017	100,000	116,243
US Bancorp
4.200%	05/15/2014	400,000	423,765
US Bancorp MTN
2.950%	07/15/2022	200,000	202,327
1.650%	05/15/2017	500,000	512,419
Wachovia Bank NA, Bank Note
6.600%	01/15/2038	300,000	418,473
Wells Fargo & Co.
5.000%	11/15/2014	750,000	809,462
3.676%	06/15/2016	400,000	435,787
Wells Fargo & Co. MTN
4.600%	04/01/2021	500,000	578,583
2.100%	05/08/2017	300,000	310,716
Wells Fargo Bank NA
5.950%	08/26/2036	100,000	129,258
Westpac Banking Corp. (Australia)
3.000%	08/04/2015	400,000	422,508
1.850%	12/09/2013	600,000	610,195

			19,495,064

Commercial Services & Supplies—0.1%
Republic Services, Inc.
5.700%	05/15/2041	200,000	238,724
5.500%	09/15/2019	300,000	355,783
Waste Management, Inc.
7.000%	07/15/2028	50,000	66,787

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
6.375%	03/11/2015			$400,000	$450,294

					1,111,588

Communications Equipment—0.3%
Cisco Systems, Inc.
5.500%	02/22/2016			500,000	581,137
4.950%	02/15/2019			500,000	598,921
1.625%	03/14/2014			400,000	407,794
Corning, Inc.
4.750%	03/15/2042			400,000	434,049
Harris Corp.
6.150%	12/15/2040			250,000	307,156
Juniper Networks, Inc.
3.100%	03/15/2016			400,000	418,863
Motorola Solutions, Inc.
7.500%	05/15/2025			340,000	424,554

					3,172,474

Computers & Peripherals—0.1%
Dell, Inc.
5.400%	09/10/2040	†		300,000	326,985
Hewlett-Packard Co.
4.650%	12/09/2021	†		300,000	313,393
3.300%	12/09/2016			300,000	313,028
2.125%	09/13/2015			500,000	507,765

					1,461,171

Construction Materials—0.0%
CRH America, Inc.
6.000%	09/30/2016			250,000	279,143

Consumer Finance—0.8%
American Express Co.
8.150%	03/19/2038			350,000	563,304
American Express Credit Corp. MTN
2.800%	09/19/2016			400,000	425,692
2.750%	09/15/2015			400,000	421,698
Capital One Bank USA NA
8.800%	07/15/2019			500,000	660,798
Caterpillar Financial Services Corp.
1.550%	12/20/2013			400,000	405,735
Caterpillar Financial Services Corp. MTN
2.850%	06/01/2022			300,000	310,471
2.750%	06/24/2015			200,000	211,420
1.625%	06/01/2017	†		300,000	306,489
Caterpillar Financial Services Corp., Series F MTN
2.650%	04/01/2016			400,000	423,928
Ford Motor Credit Co. LLC
8.700%	10/01/2014			200,000	227,530
7.000%	10/01/2013			200,000	211,908
5.875%	08/02/2021			500,000	566,671
5.000%	05/15/2018	†		200,000	218,844
4.250%	02/03/2017			200,000	212,770
4.250%	09/20/2022			200,000	205,367
3.984%	06/15/2016			300,000	316,474
3.000%	06/12/2017			300,000	305,701
2.750%	05/15/2015			500,000	510,240
HSBC Finance Capital Trust IX
5.911%	11/30/2035		#	500,000	494,375
John Deere Capital Corp.
1.200%	10/10/2017			300,000	301,797
John Deere Capital Corp. MTN
3.900%	07/12/2021			300,000	338,140

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
2.250%	06/07/2016		$200,000	$209,619
SLM Corp. MTN
3.875%	09/10/2015		200,000	206,251
SLM Corp., Series A MTN
8.450%	06/15/2018		400,000	470,487
5.000%	10/01/2013		500,000	520,625
Toyota Motor Credit Corp.
0.875%	07/17/2015		300,000	301,671
Toyota Motor Credit Corp. MTN
4.500%	06/17/2020		300,000	347,914

				9,695,919

Diversified Financial Services—1.9%
Bank of America Corp.
7.750%	08/15/2015		250,000	281,324
5.875%	01/05/2021		400,000	462,242
5.875%	02/07/2042		300,000	351,995
5.625%	07/01/2020		500,000	571,064
4.500%	04/01/2015		700,000	750,282
3.875%	03/22/2017	†	700,000	754,073
Bank of America Corp. MTN
5.000%	05/13/2021		300,000	330,336
3.625%	03/17/2016		500,000	527,732
Bank of America Corp., Series L MTN
7.375%	05/15/2014		200,000	219,015
5.650%	05/01/2018		500,000	570,779
Citigroup, Inc.
8.500%	05/22/2019		300,000	397,282
8.125%	07/15/2039		500,000	744,928
6.625%	06/15/2032		150,000	172,279
6.375%	08/12/2014		500,000	544,350
6.125%	11/21/2017		750,000	883,474
6.010%	01/15/2015		200,000	219,303
6.000%	08/15/2017		600,000	699,626
5.850%	12/11/2034		36,000	42,655
4.500%	01/14/2022		500,000	550,042
3.953%	06/15/2016		200,000	214,177
2.650%	03/02/2015		400,000	409,970
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
3.875%	02/08/2022		400,000	425,351
3.375%	01/19/2017		300,000	318,742
2.125%	10/13/2015		200,000	206,615
Deutsche Bank AG (Germany)
6.000%	09/01/2017		650,000	775,832
Deutsche Bank Financial LLC MTN
5.375%	03/02/2015		250,000	265,202
General Electric Capital Corp.
5.500%	01/08/2020		500,000	592,413
4.625%	01/07/2021		300,000	335,610
2.950%	05/09/2016		400,000	423,325
2.100%	01/07/2014		400,000	407,449
General Electric Capital Corp. MTN
5.875%	01/14/2038		700,000	837,119
5.400%	02/15/2017		650,000	751,174
General Electric Capital Corp., Series A MTN
6.875%	01/10/2039		300,000	402,233
6.750%	03/15/2032		750,000	963,617
5.625%	09/15/2017		300,000	353,688
3.750%	11/14/2014		500,000	530,256
JPMorgan Chase & Co.
6.400%	05/15/2038		300,000	389,361
6.300%	04/23/2019		500,000	615,511

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
5.600%	07/15/2041		$200,000	$240,765
5.125%	09/15/2014		500,000	536,754
4.750%	03/01/2015		500,000	544,015
4.625%	05/10/2021		300,000	335,942
4.500%	01/24/2022		400,000	444,553
3.450%	03/01/2016		500,000	533,556
JPMorgan Chase & Co. MTN
2.050%	01/24/2014		300,000	305,402
1.875%	03/20/2015		500,000	510,437
JPMorgan Chase Bank NA, Bank Note
6.000%	10/01/2017		500,000	592,339
National Rural Utilities Cooperative Finance Corp.
10.375%	11/01/2018		281,000	416,324
3.050%	03/01/2016		250,000	266,822
Western Union Co. (The)
5.253%	04/01/2020		502,000	587,241

				23,604,576

Diversified Telecommunication Services—1.1%
AT&T, Inc.
6.550%	02/15/2039		200,000	272,078
6.300%	01/15/2038		250,000	329,348
6.150%	09/15/2034		500,000	637,979
5.800%	02/15/2019		250,000	311,392
5.625%	06/15/2016		450,000	527,431
5.550%	08/15/2041		300,000	374,922
5.350%	09/01/2040		307,000	370,957
1.600%	02/15/2017		400,000	410,799
BellSouth Capital Funding Corp.
7.875%	02/15/2030		400,000	538,562
BellSouth Corp.
6.875%	10/15/2031		350,000	437,879
5.200%	09/15/2014		500,000	543,347
British Telecommunications plc (United Kingdom)
9.625%	12/15/2030		250,000	407,976
Cellco Partnership/Verizon Wireless Capital LLC
8.500%	11/15/2018		250,000	350,712
7.375%	11/15/2013		300,000	322,460
5.550%	02/01/2014		300,000	319,214
CenturyLink, Inc.
5.800%	03/15/2022		400,000	436,058
Deutsche Telekom International Finance BV (Netherlands)
8.750%	06/15/2030		300,000	452,432
Embarq Corp.
7.082%	06/01/2016		250,000	295,434
France Telecom SA (France)
8.500%	03/01/2031		500,000	755,054
Qwest Capital Funding, Inc.
6.875%	07/15/2028		200,000	211,555
Qwest Communications International, Inc.
8.000%	10/01/2015		200,000	208,941
Qwest Corp.
6.500%	06/01/2017		250,000	293,886
Telecom Italia Capital SA (Luxembourg)
6.999%	06/04/2018	†	300,000	332,250
6.000%	09/30/2034		250,000	222,500
5.250%	11/15/2013		350,000	361,813
Telefonica Emisiones SAU (Spain)
5.134%	04/27/2020		600,000	590,250
3.729%	04/27/2015		200,000	199,500

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030	$350,000	$372,750
Verizon Communications, Inc.
6.400%	02/15/2038	500,000	676,291
6.350%	04/01/2019	500,000	641,961
6.000%	04/01/2041	300,000	398,920
5.850%	09/15/2035	250,000	317,227
3.000%	04/01/2016	400,000	431,171
1.950%	03/28/2014	400,000	409,268
Verizon Global Funding Corp.
7.750%	12/01/2030	130,000	193,786

			13,956,103

Electric Utilities—1.7%
Alabama Power Co., Series Q
5.500%	10/15/2017	150,000	181,110
Ameren Illinois Co.
2.700%	09/01/2022	400,000	408,673
Arizona Public Service Co.
4.500%	04/01/2042	300,000	325,237
Commonwealth Edison Co.
5.900%	03/15/2036	300,000	394,913
5.800%	03/15/2018	100,000	122,791
1.625%	01/15/2014	400,000	405,413
Consolidated Edison Co. of New York, Inc., Series 06-C
5.500%	09/15/2016	500,000	582,971
Constellation Energy Group, Inc.
5.150%	12/01/2020	400,000	470,951
Consumers Energy Co., Series P
5.500%	08/15/2016	150,000	172,901
Dominion Resources, Inc.
1.800%	03/15/2014	200,000	203,387
Dominion Resources, Inc., Series A
5.600%	11/15/2016	300,000	351,712
Dominion Resources, Inc., Series C
4.900%	08/01/2041	300,000	348,715
Duke Energy Carolinas LLC
6.450%	10/15/2032	330,000	433,047
4.300%	06/15/2020	100,000	115,471
4.000%	09/30/2042	200,000	204,909
Duke Energy Corp.
2.150%	11/15/2016	200,000	206,898
Duke Energy Indiana, Inc.
3.750%	07/15/2020	300,000	333,044
Entergy Corp.
4.700%	01/15/2017	500,000	545,740
Exelon Corp.
4.900%	06/15/2015	350,000	384,956
FirstEnergy Corp., Series C
7.375%	11/15/2031	150,000	197,039
FirstEnergy Solutions Corp.
6.050%	08/15/2021	250,000	280,936
Florida Power & Light Co.
5.625%	04/01/2034	50,000	64,700
5.125%	06/01/2041	200,000	250,453
4.950%	06/01/2035	100,000	120,076
Florida Power Corp.
6.400%	06/15/2038	350,000	483,314
Georgia Power Co., Series 07-A
5.650%	03/01/2037	200,000	249,637
Great Plains Energy, Inc.
4.850%	06/01/2021	400,000	444,386

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Indiana Michigan Power Co.
7.000%	03/15/2019	$250,000	$312,200
Jersey Central Power & Light
5.625%	05/01/2016	500,000	578,451
Kentucky Utilities Co.
5.125%	11/01/2040	500,000	624,675
MidAmerican Energy Co. MTN
5.800%	10/15/2036	500,000	648,134
MidAmerican Energy Holdings Co.
6.125%	04/01/2036	200,000	256,755
MidAmerican Energy Holdings Co., Series D
5.000%	02/15/2014	150,000	158,619
Mississippi Power Co., Series 2012-A
4.250%	03/15/2042	300,000	309,160
NextEra Energy Capital Holdings, Inc.
6.000%	03/01/2019	250,000	295,646
4.500%	06/01/2021	200,000	222,532
1.200%	06/01/2015	500,000	503,502
Nisource Finance Corp.
5.450%	09/15/2020	500,000	589,472
5.250%	02/15/2043	300,000	336,118
Northern States Power Co.
5.250%	03/01/2018	500,000	606,161
Ohio Power Co., Series C
5.500%	03/01/2013	150,000	153,043
Ohio Power Co., Series K
6.000%	06/01/2016	500,000	581,852
Pacific Gas & Electric Co.
6.050%	03/01/2034	500,000	659,327
4.450%	04/15/2042	300,000	329,285
Peco Energy Co.
2.375%	09/15/2022	200,000	202,003
Potomac Electric Power Co.
7.900%	12/15/2038	200,000	328,628
Progress Energy, Inc.
7.050%	03/15/2019	400,000	507,459
4.400%	01/15/2021	300,000	337,570
PSEG Power LLC
8.625%	04/15/2031	300,000	442,632
2.750%	09/15/2016	200,000	208,090
Public Service Electric & Gas Co. MTN
3.650%	09/01/2042	200,000	202,152
Puget Sound Energy, Inc.
4.434%	11/15/2041	300,000	339,559
South Carolina Electric & Gas Co.
5.300%	05/15/2033	150,000	178,820
Southern California Edison Co.
6.650%	04/01/2029	500,000	666,773
4.050%	03/15/2042	300,000	319,236
Southern Power Co., Series D
4.875%	07/15/2015	350,000	385,576
Union Electric Co.
6.400%	06/15/2017	250,000	307,467
Virginia Electric and Power Co.
5.400%	04/30/2018	250,000	302,894
Wisconsin Electric Power
5.625%	05/15/2033	150,000	191,612
Xcel Energy, Inc.
4.800%	09/15/2041	200,000	231,407

			20,600,190

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Electrical Equipment—0.1%
Emerson Electric Co.
5.000%	12/15/2014		$150,000	$164,176
5.000%	04/15/2019		500,000	597,793

				761,969

Electronic Equipment, Instruments & Components—0.0%
Agilent Technologies, Inc.
5.000%	07/15/2020		100,000	114,819
Thermo Fisher Scientific, Inc.
2.050%	02/21/2014		300,000	305,878

				420,697

Energy Equipment & Services—0.3%
Halliburton Co.
7.450%	09/15/2039		400,000	613,711
Noble Holding International Ltd. (Cayman Islands)
6.200%	08/01/2040		200,000	233,459
3.450%	08/01/2015		200,000	211,709
2.500%	03/15/2017		300,000	309,760
Pride International, Inc.
6.875%	08/15/2020		200,000	253,586
Rowan Cos., Inc.
4.875%	06/01/2022		250,000	268,798
Transocean, Inc. (Cayman Islands)
6.800%	03/15/2038		500,000	603,234
Weatherford International Ltd. (Bermuda)
9.625%	03/01/2019		400,000	521,305
6.750%	09/15/2040		300,000	339,593
4.500%	04/15/2022		300,000	314,343

				3,669,498

Food & Staples Retailing—0.2%
CVS Caremark Corp.
6.600%	03/15/2019		250,000	319,924
4.875%	09/15/2014		230,000	248,495
4.125%	05/15/2021		200,000	227,508
Kroger Co. (The)
7.500%	04/01/2031		200,000	263,035
5.400%	07/15/2040		200,000	216,964
4.950%	01/15/2015		300,000	326,445
Safeway, Inc.
6.250%	03/15/2014		300,000	320,787
Walgreen Co.
4.400%	09/15/2042		200,000	207,089
1.000%	03/13/2015		300,000	301,355

				2,431,602

Food Products—0.5%
Archer-Daniels Midland Co.
5.450%	03/15/2018		500,000	603,359
Bunge Ltd. Finance Corp.
5.350%	04/15/2014		500,000	528,168
Campbell Soup Co.
4.875%	10/01/2013		250,000	261,079
ConAgra Foods, Inc.
5.875%	04/15/2014		500,000	537,674
3.250%	09/15/2022		200,000	202,001
2.100%	03/15/2018		200,000	203,236
General Mills, Inc.
5.400%	06/15/2040		300,000	367,562
3.150%	12/15/2021	†	200,000	208,537

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon	Maturity
Rate	Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
Hillshire Brands Co.
2.750%	09/15/2015			$300,000	$310,050
Kellogg Co.
4.000%	12/15/2020			300,000	336,906
Kraft Foods Group, Inc.
6.875%	01/26/2039	^	†	380,000	520,461
6.500%	02/09/2040	^	†	200,000	268,724
5.375%	02/10/2020	^		209,000	248,783
Kraft Foods, Inc.
5.375%	02/10/2020			191,000	230,775
5.250%	10/01/2013			600,000	626,363
4.125%	02/09/2016			100,000	109,897
Unilever Capital Corp.
4.250%	02/10/2021			300,000	352,638

					5,916,213

Gas Utilities—0.1%
Southern California Gas Co.
5.125%	11/15/2040			400,000	508,040
Southern Union Co.
7.600%	02/01/2024			200,000	254,288

					762,328

Health Care Equipment & Supplies—0.3%
Baxter International, Inc.
5.900%	09/01/2016			400,000	477,762
2.400%	08/15/2022			300,000	302,842
Becton Dickinson and Co.
5.000%	11/12/2040			300,000	363,550
Boston Scientific Corp.
7.375%	01/15/2040			200,000	274,374
6.250%	11/15/2015			200,000	226,963
6.000%	01/15/2020			200,000	238,090
CareFusion Corp.
6.375%	08/01/2019			250,000	299,817
Covidien International Finance SA (Luxembourg)
6.000%	10/15/2017			250,000	307,657
Medtronic, Inc.
4.450%	03/15/2020			300,000	349,237
3.000%	03/15/2015			380,000	402,118

					3,242,410

Health Care Providers & Services—0.4%
Aetna, Inc.
6.625%	06/15/2036			250,000	326,870
Cigna Corp.
5.125%	06/15/2020			300,000	346,830
Express Scripts Holding Co.
6.250%	06/15/2014			300,000	326,932
6.125%	11/15/2041	^		200,000	260,638
4.750%	11/15/2021	^		200,000	231,845
Quest Diagnostics, Inc.
6.950%	07/01/2037			300,000	393,792
4.700%	04/01/2021			300,000	337,704
UnitedHealth Group, Inc.
6.000%	02/15/2018			500,000	614,808
5.950%	02/15/2041			200,000	256,861
5.375%	03/15/2016			200,000	229,298
WellPoint, Inc.
5.250%	01/15/2016			500,000	561,089
4.650%	01/15/2043			200,000	204,836
3.300%	01/15/2023			300,000	304,089

					4,395,592

Vantagepoint Core Bond Index Fund
Coupon	Maturity
Rate	Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
Hotels, Restaurants & Leisure—0.2%
McDonald’s Corp., Series I MTN
5.350%	03/01/2018			$500,000	$609,359
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	10/15/2014			300,000	339,551
7.150%	12/01/2019			300,000	367,277
Wyndham Worldwide Corp.
7.375%	03/01/2020			300,000	361,976
Yum! Brands, Inc.
6.875%	11/15/2037			200,000	274,364

					1,952,527

Household Durables—0.1%
Clorox Co. (The)
3.800%	11/15/2021			400,000	430,244
Kimberly-Clark Corp.
6.125%	08/01/2017			500,000	614,711
Whirlpool Corp. MTN
4.850%	06/15/2021			200,000	212,648

					1,257,603

Household Products—0.1%
Procter & Gamble Co. (The)
5.800%	08/15/2034			250,000	342,453
4.700%	02/15/2019			500,000	594,727

					937,180

Industrial Conglomerates—0.0%
3M Co. MTN
5.700%	03/15/2037			100,000	138,164
GE Capital Trust I
6.375%	11/15/2067		#	130,000	137,638

					275,802

Insurance—0.8%
ACE INA Holdings, Inc.
5.875%	06/15/2014			300,000	326,428
AEGON Funding Co. LLC
5.750%	12/15/2020			290,000	338,803
Allstate Corp. (The)
5.350%	06/01/2033			500,000	594,977
American International Group, Inc.
6.400%	12/15/2020			400,000	488,039
6.250%	03/15/2037			300,000	304,500
3.800%	03/22/2017			500,000	538,361
3.000%	03/20/2015	†		400,000	414,436
American International Group, Inc., Series G MTN
5.850%	01/16/2018			500,000	581,308
Assurant, Inc.
5.625%	02/15/2014			500,000	521,434
AXA SA (France)
8.600%	12/15/2030			250,000	303,043
Berkshire Hathaway Finance Corp.
4.250%	01/15/2021			300,000	342,377
Chubb Corp. (The)
6.375%	03/29/2067		#	200,000	214,000
CNA Financial Corp.
5.850%	12/15/2014			430,000	466,753
5.750%	08/15/2021			300,000	349,517
Fidelity National Financial, Inc.
6.600%	05/15/2017			300,000	336,096
Genworth Financial, Inc.
7.700%	06/15/2020	†		200,000	209,561

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon	Maturity
Rate	Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
Hartford Financial Services Group, Inc.
6.100%	10/01/2041			$150,000	$169,342
4.000%	10/15/2017			300,000	322,820
Jefferson-Pilot Corp.
4.750%	01/30/2014			300,000	312,839
Lincoln National Corp.
6.150%	04/07/2036			250,000	286,428
Marsh & McLennan Cos., Inc.
5.750%	09/15/2015			46,000	51,517
MetLife, Inc.
6.750%	06/01/2016			600,000	718,746
5.700%	06/15/2035			250,000	308,248
2.375%	02/06/2014	†		300,000	307,084
Progressive Corp. (The)
6.625%	03/01/2029			150,000	197,233
Prudential Financial, Inc.
6.625%	06/21/2040			100,000	125,262
5.375%	06/21/2020			300,000	347,354
Prudential Financial, Inc. MTN
5.800%	11/16/2041			200,000	231,497
Prudential Financial, Inc., Series D MTN
5.700%	12/14/2036			250,000	280,398
4.750%	09/17/2015			300,000	330,621
Validus Holdings Ltd. (Bermuda)
8.875%	01/26/2040			200,000	254,432

					10,573,454

Internet & Catalog Retail—0.1%
eBay, Inc.
4.000%	07/15/2042			100,000	97,763
2.600%	07/15/2022			100,000	100,912
1.350%	07/15/2017			100,000	101,316
0.700%	07/15/2015			200,000	201,087
Expedia, Inc.
7.456%	08/15/2018	†		500,000	592,201

					1,093,279

Internet Software & Services—0.1%
Google, Inc.
3.625%	05/19/2021			300,000	338,147
2.125%	05/19/2016			300,000	316,204
1.250%	05/19/2014			300,000	304,550

					958,901

IT Services—0.2%
Computer Sciences Corp.
4.450%	09/15/2022			200,000	200,604
2.500%	09/15/2015			300,000	304,681
International Business Machines Corp.
7.000%	10/30/2025			300,000	447,124
5.700%	09/14/2017			500,000	613,504
0.875%	10/31/2014			500,000	504,747

					2,070,660

Machinery—0.2%
Caterpillar, Inc.
3.803%	08/15/2042		^	685,000	691,342
Deere & Co.
6.950%	04/25/2014			250,000	275,395
Dover Corp.
5.375%	03/01/2041			300,000	395,456
General Electric Co.
5.250%	12/06/2017			500,000	592,275

Vantagepoint Core Bond Index Fund
Coupon	Maturity
Rate	Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Honeywell International, Inc.
5.700%	03/15/2036		$300,000	$399,136
3.875%	02/15/2014		300,000	314,130
Parker Hannifin Corp. MTN
3.500%	09/15/2022		100,000	108,009

				2,775,743

Media—1.0%
CBS Corp.
7.875%	07/30/2030		250,000	340,963
5.750%	04/15/2020		200,000	240,844
4.850%	07/01/2042		250,000	265,780
1.950%	07/01/2017		300,000	307,866
Comcast Corp.
6.450%	03/15/2037		500,000	646,225
6.300%	11/15/2017		700,000	863,441
5.650%	06/15/2035		200,000	234,979
COX Communications, Inc.
5.500%	10/01/2015		75,000	85,092
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
6.375%	03/01/2041		500,000	587,422
5.200%	03/15/2020		200,000	227,717
3.800%	03/15/2022		300,000	309,331
3.550%	03/15/2015	†	200,000	211,947
3.500%	03/01/2016		400,000	425,993
Discovery Communications LLC
5.625%	08/15/2019		400,000	483,401
Historic TW, Inc.
9.150%	02/01/2023		300,000	430,523
NBCUniversal Media LLC
5.950%	04/01/2041		250,000	307,377
4.375%	04/01/2021		250,000	283,994
News America, Inc.
8.000%	10/17/2016		150,000	188,965
7.750%	12/01/2045		200,000	268,991
6.150%	02/15/2041		300,000	374,857
5.650%	08/15/2020		500,000	596,387
Omnicom Group, Inc.
5.900%	04/15/2016		500,000	578,479
Thomson Reuters Corp. (Canada)
6.500%	07/15/2018		300,000	379,612
Time Warner Cable, Inc.
6.750%	06/15/2039		200,000	261,576
5.850%	05/01/2017		400,000	476,951
Time Warner Entertainment Co. LP
8.375%	03/15/2023		250,000	352,874
8.375%	07/15/2033		250,000	364,513
Time Warner, Inc.
5.875%	11/15/2016		700,000	830,833
5.375%	10/15/2041		250,000	285,652
Viacom, Inc.
6.875%	04/30/2036		300,000	397,520
4.500%	03/01/2021		200,000	227,535
2.500%	12/15/2016		300,000	316,342
Walt Disney Co. (The), Series B MTN
7.000%	03/01/2032		210,000	307,558

				12,461,540

Metals & Mining—0.7%
Alcoa, Inc.
5.550%	02/01/2017	†	290,000	325,209
5.400%	04/15/2021	†	300,000	315,435

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon	Maturity
Rate	Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
ArcelorMittal (Luxembourg)
7.250%	10/15/2039		$400,000	$366,940
5.500%	08/05/2020	†	400,000	385,378
4.000%	08/05/2015	†	400,000	397,736
Barrick Gold Corp. (Canada)
2.900%	05/30/2016		200,000	210,170
Barrick PD Australia Finance Pty Ltd. (Australia)
5.950%	10/15/2039		400,000	466,479
BHP Billiton Finance USA Ltd. (Australia)
6.500%	04/01/2019		500,000	637,374
4.125%	02/24/2042		400,000	427,976
1.625%	02/24/2017	†	400,000	408,856
1.125%	11/21/2014		300,000	304,005
Freeport-McMoRan Copper & Gold, Inc.
3.550%	03/01/2022	†	400,000	401,200
Newmont Mining Corp.
6.250%	10/01/2039		200,000	237,117
3.500%	03/15/2022		400,000	406,563
Rio Tinto Alcan, Inc. (Canada)
6.125%	12/15/2033		150,000	191,714
Rio Tinto Finance USA Ltd. (Australia)
8.950%	05/01/2014		500,000	563,461
Rio Tinto Finance USA plc (Australia)
2.000%	03/22/2017		500,000	511,245
Rio Tinto Finance USA plc (United Kingdom)
4.750%	03/22/2042		300,000	325,548
Southern Copper Corp.
7.500%	07/27/2035		250,000	310,775
Teck Resources Ltd. (Canada)
5.200%	03/01/2042		300,000	283,149
3.000%	03/01/2019		300,000	304,146
Vale Overseas Ltd. (Cayman Islands)
6.875%	11/21/2036		100,000	116,288
6.250%	01/23/2017		500,000	580,732
4.625%	09/15/2020		500,000	535,620

				9,013,116

Multiline Retail—0.4%
Kohl’s Corp.
4.000%	11/01/2021	†	300,000	326,958
Macy’s Retail Holdings, Inc.
6.900%	04/01/2029		100,000	118,292
6.650%	07/15/2024		100,000	124,784
5.900%	12/01/2016		100,000	116,858
5.750%	07/15/2014	†	300,000	325,315
Nordstrom, Inc.
4.000%	10/15/2021		100,000	112,672
Target Corp.
7.000%	07/15/2031		150,000	208,752
6.000%	01/15/2018		500,000	620,556
4.000%	07/01/2042		200,000	205,599
Wal-Mart Stores, Inc.
7.550%	02/15/2030		250,000	376,212
5.250%	09/01/2035		750,000	932,385
4.875%	07/08/2040		300,000	360,768
4.250%	04/15/2021		300,000	353,431
3.625%	07/08/2020		300,000	337,600
1.625%	04/15/2014		300,000	305,635

				4,825,817

Multi-Utilities—0.0%
Sempra Energy
6.150%	06/15/2018		250,000	309,618

Vantagepoint Core Bond Index Fund
Coupon	Maturity
Rate	Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
2.000%	03/15/2014		$250,000	$254,080

				563,698

Office Electronics—0.1%
Pitney Bowes, Inc.
5.000%	03/15/2015		500,000	532,801
Xerox Corp.
6.350%	05/15/2018	†	500,000	587,748
4.500%	05/15/2021		200,000	212,891
4.250%	02/15/2015		300,000	318,797

				1,652,237

Oil, Gas & Consumable Fuels—1.9%
Alberta Energy Co. Ltd. (Canada)
7.375%	11/01/2031		400,000	507,796
Anadarko Petroleum Corp.
8.700%	03/15/2019		500,000	671,495
Apache Corp.
5.250%	02/01/2042		500,000	616,185
Apache Finance Canada Corp. (Canada)
7.750%	12/15/2029		150,000	220,870
BP Capital Markets plc (United Kingdom)
5.250%	11/07/2013		500,000	526,029
4.500%	10/01/2020		300,000	348,849
3.245%	05/06/2022		200,000	212,073
3.200%	03/11/2016		400,000	429,716
1.846%	05/05/2017	†	200,000	204,516
Canadian Natural Resources Ltd. (Canada)
5.850%	02/01/2035		500,000	607,148
3.450%	11/15/2021		200,000	215,536
Cenovus Energy, Inc. (Canada)
5.700%	10/15/2019		200,000	243,750
CenterPoint Energy Resources Corp.
4.500%	01/15/2021		434,000	492,932
Chevron Corp.
3.950%	03/03/2014		300,000	315,051
ConocoPhillips Canada Funding Co. I (Canada)
5.950%	10/15/2036		500,000	650,475
5.625%	10/15/2016		500,000	593,436
ConocoPhillips Holding Co.
6.950%	04/15/2029		500,000	709,583
Devon Energy Corp.
5.600%	07/15/2041		100,000	119,100
2.400%	07/15/2016		300,000	313,467
1.875%	05/15/2017		300,000	306,145
Enbridge Energy Partners LP
9.875%	03/01/2019		300,000	409,128
Encana Corp. (Canada)
5.150%	11/15/2041		300,000	313,894
3.900%	11/15/2021	†	300,000	317,653
Energy Transfer Partners LP
6.500%	02/01/2042		400,000	463,190
5.950%	02/01/2015		500,000	549,213
5.200%	02/01/2022		300,000	333,400
Enterprise Products Operating LLC
5.950%	02/01/2041		200,000	237,461
4.450%	02/15/2043		200,000	198,638
3.700%	06/01/2015		100,000	106,982
3.200%	02/01/2016		200,000	211,014
Enterprise Products Operating LLC, Series D
6.875%	03/01/2033		150,000	191,794
Enterprise Products Operating LLC, Series G
5.600%	10/15/2014		150,000	163,965

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon	Maturity
Rate	Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
EOG Resources, Inc.
4.100%	02/01/2021			$300,000	$341,632
Hess Corp.
7.300%	08/15/2031			250,000	335,613
Kinder Morgan Energy Partners LP
6.550%	09/15/2040			300,000	370,072
6.500%	02/01/2037			300,000	362,375
5.950%	02/15/2018			300,000	361,586
Marathon Oil Corp.
5.900%	03/15/2018			455,000	551,767
Nexen, Inc. (Canada)
6.400%	05/15/2037			500,000	636,886
ONEOK Partners LP
6.150%	10/01/2016			160,000	186,797
Petro-Canada (Canada)
5.950%	05/15/2035			100,000	122,533
Petroleos Mexicanos (Mexico)
5.500%	06/27/2044			200,000	220,500
Phillips 66
4.300%	04/01/2022		^	400,000	438,803
1.950%	03/05/2015		^	500,000	511,907
Pioneer Natural Resources Co.
3.950%	07/15/2022			200,000	212,879
Plains All American Pipeline LP/PAA Finance Corp.
3.950%	09/15/2015			300,000	326,183
Shell International Finance BV (Netherlands)
5.200%	03/22/2017			500,000	592,101
3.625%	08/21/2042			300,000	305,730
3.100%	06/28/2015			500,000	534,815
2.375%	08/21/2022	†		500,000	505,860
Southern Natural Gas Co./Southern Natural Issuing Corp.
4.400%	06/15/2021			200,000	215,778
Statoil ASA (Norway)
5.100%	08/17/2040			300,000	373,793
3.150%	01/23/2022			500,000	535,323
Suncor Energy, Inc. (Canada)
7.150%	02/01/2032			500,000	686,457
Tennessee Gas Pipeline Co. LLC
7.000%	10/15/2028			350,000	469,368
Texas Eastern Transmission LP
7.000%	07/15/2032			150,000	200,170
Total Capital International SA (France)
2.875%	02/17/2022			400,000	416,827
Total Capital SA (France)
4.450%	06/24/2020			300,000	348,909
3.000%	06/24/2015			300,000	319,489
TransCanada PipeLines Ltd. (Canada)
5.850%	03/15/2036			500,000	658,987
Valero Energy Corp.
6.125%	06/15/2017	†		250,000	302,821
Williams Cos., Inc.
7.875%	09/01/2021			230,000	302,072
Williams Partners LP
6.300%	04/15/2040			100,000	125,637
5.250%	03/15/2020			100,000	116,064
3.800%	02/15/2015			100,000	106,089

					23,896,307

Vantagepoint Core Bond Index Fund
Coupon	Maturity
Rate	Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Paper & Forest Products—0.0%
International Paper Co.
7.500%	08/15/2021	†	$500,000	$657,471

Pharmaceuticals—0.8%
Abbott Laboratories
5.875%	05/15/2016		400,000	471,639
5.125%	04/01/2019		300,000	361,861
AstraZeneca plc (United Kingdom)
5.900%	09/15/2017		250,000	307,425
4.000%	09/18/2042		300,000	308,442
Bristol-Myers Squibb Co.
5.875%	11/15/2036		155,000	203,989
5.450%	05/01/2018		250,000	303,886
3.250%	08/01/2042		200,000	186,182
Eli Lilly & Co.
6.770%	01/01/2036		250,000	358,454
GlaxoSmithKline Capital plc (United Kingdom)
2.850%	05/08/2022		300,000	312,240
0.750%	05/08/2015		300,000	301,987
GlaxoSmithKline Capital, Inc.
4.375%	04/15/2014		500,000	530,470
Johnson & Johnson
4.950%	05/15/2033		200,000	249,375
4.850%	05/15/2041		200,000	257,948
3.550%	05/15/2021		200,000	227,270
2.150%	05/15/2016		200,000	210,949
Merck & Co., Inc.
6.550%	09/15/2037		200,000	296,984
6.500%	12/01/2033		250,000	363,304
4.750%	03/01/2015		350,000	385,794
3.600%	09/15/2042		200,000	201,778
2.400%	09/15/2022		200,000	202,044
1.100%	01/31/2018		200,000	200,755
Novartis Capital Corp.
2.900%	04/24/2015		200,000	212,532
Novartis Securities Investment Ltd. (Bermuda)
5.125%	02/10/2019		500,000	601,643
Pfizer, Inc.
5.350%	03/15/2015		500,000	559,328
Pharmacia Corp.
6.500%	12/01/2018		350,000	445,820
Sanofi (France)
2.625%	03/29/2016		400,000	423,689
Teva Pharmaceutical Finance Co. LLC
6.150%	02/01/2036		250,000	331,428
Wyeth LLC
6.500%	02/01/2034		250,000	348,436
5.500%	02/01/2014		250,000	267,126

				9,432,778

Real Estate Investment Trusts (REITs)—0.5%
American Tower Corp.
4.500%	01/15/2018		500,000	552,396
Boston Properties LP
4.125%	05/15/2021		300,000	325,760
Camden Property Trust
5.000%	06/15/2015		200,000	217,988
Duke Realty LP
7.375%	02/15/2015		150,000	168,604
3.875%	10/15/2022		200,000	203,804
ERP Operating LP
5.375%	08/01/2016		500,000	574,031

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon	Maturity
Rate	Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
HCP, Inc.
2.700%	02/01/2014	$300,000	$306,399
HCP, Inc. MTN
6.700%	01/30/2018	250,000	300,143
Health Care REIT, Inc.
6.125%	04/15/2020	300,000	349,331
Hospitality Properties Trust
5.000%	08/15/2022	300,000	315,753
ProLogis LP
7.375%	10/30/2019	350,000	434,037
Realty Income Corp.
5.875%	03/15/2035	200,000	229,613
Simon Property Group LP
4.750%	03/15/2042	400,000	433,753
4.375%	03/01/2021	400,000	452,935
2.800%	01/30/2017	500,000	526,880
Ventas Realty LP/Ventas Capital Corp.
4.250%	03/01/2022	400,000	426,185

			5,817,612

Road & Rail—0.3%
Burlington Northern Santa Fe LLC
5.650%	05/01/2017	500,000	598,395
3.450%	09/15/2021	200,000	214,420
CSX Corp.
7.375%	02/01/2019	300,000	384,442
6.000%	10/01/2036	334,000	418,993
Norfolk Southern Corp.
5.900%	06/15/2019	300,000	365,820
3.250%	12/01/2021	200,000	210,737
Ryder System, Inc. MTN
3.150%	03/02/2015	300,000	310,726
Union Pacific Corp.
6.625%	02/01/2029	250,000	344,966
5.780%	07/15/2040	300,000	380,695

			3,229,194

Semiconductors & Semiconductor Equipment—0.1%
Intel Corp.
4.800%	10/01/2041	300,000	352,383
3.300%	10/01/2021	300,000	326,489

			678,872

Software—0.2%
Fiserv, Inc.
3.500%	10/01/2022	200,000	201,121
Microsoft Corp.
4.500%	10/01/2040	300,000	356,199
1.625%	09/25/2015	400,000	415,300
Oracle Corp.
5.750%	04/15/2018	500,000	621,228
5.375%	07/15/2040	500,000	640,376
5.250%	01/15/2016	500,000	574,292

			2,808,516

Specialty Retail—0.2%
Gap, Inc. (The)
5.950%	04/12/2021	200,000	223,161
Home Depot, Inc. (The)
5.875%	12/16/2036	550,000	727,330
5.400%	03/01/2016	400,000	463,154
Lowe’s Cos., Inc.
5.800%	04/15/2040	300,000	371,033
5.400%	10/15/2016	400,000	465,316

Vantagepoint Core Bond Index Fund
Coupon	Maturity
Rate	Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
Staples, Inc.
9.750%	01/15/2014			$300,000	$332,004

					2,581,998

Tobacco—0.3%
Altria Group, Inc.
9.950%	11/10/2038			300,000	506,003
9.250%	08/06/2019			800,000	1,137,477
Lorillard Tobacco Co.
6.875%	05/01/2020	†		300,000	368,846
Philip Morris International, Inc.
5.650%	05/16/2018			500,000	613,320
4.375%	11/15/2041			200,000	216,770
2.900%	11/15/2021	†		200,000	208,776
1.125%	08/21/2017			300,000	300,113

					3,351,305

Trading Companies & Distributors—0.0%
GATX Corp.
4.750%	06/15/2022			300,000	317,628

Transportation Infrastructure—0.1%
FedEx Corp.
3.875%	08/01/2042			200,000	196,652
2.625%	08/01/2022			200,000	200,047
United Parcel Service, Inc.
6.200%	01/15/2038			300,000	426,150
2.450%	10/01/2022			400,000	404,542

					1,227,391

Water Utilities—0.0%
American Water Capital Corp.
6.085%	10/15/2017			300,000	358,607

Wireless Telecommunication Services—0.2%
America Movil SAB de CV (Mexico)
6.125%	03/30/2040			300,000	393,350
5.000%	03/30/2020	†		400,000	470,320
Rogers Communications, Inc. (Canada)
6.800%	08/15/2018			500,000	632,627
Vodafone Group plc (United Kingdom)
7.875%	02/15/2030			250,000	370,791
6.150%	02/27/2037			200,000	269,988
5.625%	02/27/2017			500,000	595,798
5.375%	01/30/2015			250,000	276,702

					3,009,576

TOTAL CORPORATE OBLIGATIONS (Cost $234,998,005)					259,612,992

MORTGAGE-RELATED SECURITIES—31.9%
Commercial Mortgage-Backed Securities—1.8%
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4
5.889%	07/10/2044		#	500,000	576,599
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2
5.634%	04/10/2049		#	519,624	541,732
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4
5.492%	02/10/2051			2,000,000	2,352,567
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class A4
5.247%	11/10/2042		#	500,000	511,291

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon	Maturity
Rate	Date				Face	Value
MORTGAGE-RELATED SECURITIES—(Continued)
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4
5.364%	09/10/2047		#		$800,000	$902,901
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AM
5.364%	09/10/2047		#		1,000,000	1,120,397
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class A4A
5.297%	10/12/2042		#		921,000	1,038,218
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4
5.537%	10/12/2041				1,000,000	1,162,940
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4
5.393%	07/15/2044		#		900,000	1,010,656
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4
5.322%	12/11/2049				1,000,000	1,144,985
Commercial Mortgage Pass Through Certificates, Series 2004-LB4A, Class A5
4.840%	10/15/2037				200,000	211,967
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM
5.290%	11/10/2045		#		750,000	790,339
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4
5.736%	12/10/2049				1,000,000	1,173,610
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4
5.444%	03/10/2039	†			1,000,000	1,148,020
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6
5.396%	08/10/2038		#	†	600,000	643,158
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4
5.553%	04/10/2038		#		800,000	910,700
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4
5.560%	11/10/2039				1,200,000	1,393,514
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A4
3.377%	05/10/2045				1,000,000	1,086,343
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4
4.738%	07/15/2042				935,000	1,025,598
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class AM
5.464%	12/12/2043				750,000	769,434
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4
5.794%	02/12/2051		#	†	500,000	597,182
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4
5.414%	07/12/2046		#		750,000	865,311
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class AJ
5.485%	07/12/2046		#		500,000	438,959
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A3
5.364%	08/12/2048				500,000	507,848
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5
5.215%	01/15/2041		#		500,000	532,152

Vantagepoint Core Bond Index Fund
Coupon	Maturity
Rate	Date			Face	Value
MORTGAGE-RELATED SECURITIES—(Continued)
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4
5.489%	07/15/2041		#	$750,000	$801,078

					23,257,499

U.S. Government Agency Mortgage-Backed Securities—30.1%
Federal Home Loan Mortgage Corp.
7.500%	06/01/2027 10/01/2029	-		245,344	296,502
7.000%	02/01/2016 09/01/2036	-		513,697	596,754
6.500%	07/01/2014 01/01/2039	-		2,385,430	2,720,016
6.104%	01/01/2037		#	262,155	286,147
6.000%	11/01/2016 10/01/2038	-		6,390,518	7,064,981
5.679%	01/01/2037		#	85,972	93,075
5.620%	02/01/2037		#	271,479	294,871
5.500%	02/01/2018 08/01/2039	-		10,296,201	11,281,298
5.000%	08/01/2017 04/01/2041	-		15,891,612	17,315,388
4.500%	08/01/2018 08/01/2041	-		20,642,435	22,330,920
4.000%	05/01/2019 03/01/2042	-		16,773,443	18,115,599
3.500%	10/01/2025 08/01/2042	-		14,800,885	15,810,598
3.435%	06/01/2041		#	201,608	212,803
3.000%	06/01/2027 02/01/2032	-		2,058,331	2,181,359
2.668%	01/01/2042		#	395,779	416,513
2.500%	08/01/2027			1,200,320	1,263,926
Federal Home Loan Mortgage Corp. TBA
6.000%	10/15/2042			900,000	988,172
5.500%	10/15/2042			900,000	980,719
4.500%	10/15/2027			100,000	107,250
3.500%	11/15/2042			1,500,000	1,604,531
3.000%	11/15/2027 11/15/2042	-		2,400,000	2,528,110
Federal National Mortgage Association
7.500%	06/01/2030 07/01/2031	-		24,948	28,777
7.000%	03/01/2030 04/01/2038	-		1,285,573	1,528,631
6.500%	02/01/2017 10/01/2039	-		2,972,610	3,408,841
6.000%	04/01/2014 11/01/2039	-		10,110,201	11,250,836
5.627%	01/01/2037		#	987,297	1,067,439
5.500%	01/01/2018 05/01/2040	-		17,954,395	19,822,901
5.000%	03/01/2018 05/01/2041	-		18,732,019	20,560,058
4.500%	03/01/2018 11/01/2041	-		29,759,376	32,329,673
4.000%	08/01/2018 03/01/2042	-		31,324,017	33,800,301
3.601%	05/01/2041		#	320,872	340,034
3.592%	08/01/2040		#	260,657	276,560
3.500%	08/01/2025 09/01/2042	-		24,946,584	26,738,676

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon	Maturity
Rate	Date			Face	Value
MORTGAGE-RELATED SECURITIES—(Continued)
3.481%	02/01/2041		#	$179,988	$191,253
3.239%	07/01/2040		#	551,468	582,229
3.168%	06/01/2040		#	239,780	251,932
3.000%	07/01/2027 04/01/2042	-		2,836,542	3,010,802
2.941%	05/01/2035		#	228,828	246,032
2.921%	02/01/2037		#	94,598	101,844
2.873%	10/01/2035		#	654,495	701,131
2.848%	01/01/2042		#	805,490	850,681
2.791%	05/01/2035		#	614,098	654,017
2.531%	03/01/2037		#	1,919,689	2,061,241
Federal National Mortgage Association TBA
6.500%-
5.000%	10/25/2042			1,900,000	2,052,813
4.500%	11/25/2042			700,000	757,531
4.000%	10/25/2042			900,000	969,891
3.500%	11/25/2042			3,500,000	3,745,547
3.000%	10/25/2027 10/25/2042	-		4,400,000	4,656,625
2.500%	11/25/2027			1,000,000	1,049,063
Government National Mortgage Association
7.500%	12/15/2029 05/15/2032	-		335,846	412,782
7.000%	09/15/2037			48,393	55,949
6.500%	03/15/2026 01/15/2039	-		1,427,727	1,681,699
6.000%	02/15/2033 12/15/2039	-		3,797,894	4,307,841
5.500%	01/15/2024 07/20/2040	-		6,341,247	7,084,068
5.000%	05/15/2033 10/20/2041	-		14,549,613	16,152,436
4.500%	04/20/2026 11/20/2041	-		22,875,819	25,278,886
4.000%	08/15/2024 03/20/2042	-		15,854,621	17,519,828
3.500%	12/15/2025 11/15/2042	-		12,045,689	13,186,794
3.500%	12/20/2040		#	388,719	415,952
3.000%	04/15/2027			484,687	520,584
3.000%	02/20/2041 11/20/2041	-	#	1,347,501	1,435,010
2.500%	11/20/2040 12/20/2040	-	#	880,467	922,803
Government National Mortgage Association TBA
5.500%	10/15/2042			200,000	222,523
4.500%-
4.000%	11/15/2042			500,000	549,766
3.500%	10/15/2042			2,000,000	2,188,125
3.000%	11/15/2042			1,000,000	1,068,281

					372,528,218

TOTAL MORTGAGE-RELATED SECURITIES (Cost $374,308,292)					395,785,717

U.S. TREASURY OBLIGATIONS—35.8%
U.S. Treasury Bonds—6.3%
U.S. Treasury Bond
11.250%	02/15/2015			1,300,000	1,636,985
9.875%	11/15/2015			2,470,000	3,200,579
9.125%	05/15/2018			1,060,000	1,550,415
8.750%	05/15/2017 08/15/2020	-		910,000	1,380,501

Vantagepoint Core Bond Index Fund
Coupon	Maturity
Rate	Date		Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
8.500%	02/15/2020		$991,000	$1,513,753
8.125%	08/15/2019 08/15/2021	-	2,390,000	3,572,671
8.000%	11/15/2021		920,000	1,441,166
7.625%	11/15/2022 02/15/2025	-	730,000	1,170,302
7.500%	11/15/2016 11/15/2024	-	1,275,000	1,795,074
7.250%	05/15/2016 08/15/2022	-	2,040,000	2,664,969
6.875%	08/15/2025		300,000	467,766
6.750%	08/15/2026		700,000	1,095,282
6.625%	02/15/2027		300,000	467,297
6.500%	11/15/2026		800,000	1,230,375
6.375%	08/15/2027		300,000	460,359
6.250%	08/15/2023 05/15/2030	-	2,160,000	3,188,031
6.125%	11/15/2027 08/15/2029	-	1,930,000	2,916,951
6.000%	02/15/2026		965,000	1,412,519
5.375%	02/15/2031		510,000	737,747
5.250%	11/15/2028 02/15/2029	-	1,000,000	1,401,172
5.000%	05/15/2037		710,000	1,016,853
4.750%	02/15/2037 02/15/2041	-	3,000,000	4,196,095
4.625%	02/15/2040		2,300,000	3,157,109
4.500%	02/15/2036 08/15/2039	-	2,470,000	3,312,200
4.375%	11/15/2039 05/15/2041	-	6,870,000	9,091,546
4.250%	05/15/2039 11/15/2040	-	4,650,000	6,034,080
3.875%	08/15/2040		1,900,000	2,321,563
3.750%	08/15/2041		2,340,000	2,798,128
3.500%	02/15/2039		1,800,000	2,066,625
3.125%	11/15/2041 02/15/2042	-	5,870,000	6,249,817
3.000%	05/15/2042		2,281,000	2,365,468
2.750%	08/15/2042		1,400,000	1,377,032

				77,290,430

U.S. Treasury Notes—29.5%
U.S. Treasury Note
5.125%	05/15/2016		1,500,000	1,753,711
4.875%	08/15/2016		1,600,000	1,871,875
4.750%	05/15/2014 08/15/2017	-	2,760,000	3,094,559
4.625%	11/15/2016 02/15/2017	-	2,080,000	2,435,594
4.500%	11/15/2015 02/15/2016	-	1,760,000	1,991,637
4.250%	11/15/2013 11/15/2017	-	8,455,000	9,261,112
4.125%	05/15/2015		1,070,000	1,176,917
4.000%	02/15/2014 08/15/2018	-	5,090,000	5,504,343
3.875%	05/15/2018		130,000	152,456
3.750%	11/15/2018		1,400,000	1,643,468
3.625%	08/15/2019 02/15/2021	-	11,150,000	13,152,833
3.500%	02/15/2018 05/15/2020	-	4,965,000	5,749,548

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon	Maturity
Rate	Date			Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
3.375%	11/15/2019			$2,725,000	$3,159,722
3.250%	05/31/2016 03/31/2017	-		8,740,000	9,718,693
3.125%	10/31/2016 05/15/2021	-		12,190,000	13,739,611
3.000%	08/31/2016 02/28/2017	-		5,900,000	6,509,125
2.875%	03/31/2018			1,000,000	1,116,094
2.750%	10/31/2013 02/15/2019	-		10,530,000	11,514,588
2.625%	06/30/2014 11/15/2020	-		19,715,000	21,159,134
2.500%	03/31/2015 06/30/2017	-		6,500,000	6,916,094
2.375%	08/31/2014 05/31/2018	-		18,028,000	19,089,887
2.250%	05/31/2014 07/31/2018	-		11,160,000	11,822,542
2.125%	11/30/2014 08/15/2021	-		10,700,000	11,276,222
2.000%	11/30/2013 02/15/2022	-		15,550,000	16,239,606
1.875%	02/28/2014 10/31/2017	-		13,445,000	14,072,587
1.750%	01/31/2014 05/15/2022	-		8,620,000	8,815,943
1.625%	08/15/2022			3,614,000	3,610,614
1.500%	12/31/2013 03/31/2019	-		9,150,000	9,474,056
1.375%	11/30/2015 02/28/2019	-		5,800,000	5,977,486
1.250%	02/15/2014 04/30/2019	-		19,260,000	19,669,791
1.125%	05/31/2019			2,200,000	2,220,968
1.000%	01/15/2014 09/30/2019	-		15,040,000	15,247,310
0.875%	11/30/2016 07/31/2019	-		13,450,000	13,609,407
0.750%	12/15/2013 06/30/2017	-		5,890,000	5,935,942
0.625%	07/15/2014 09/30/2017	-		10,023,000	10,047,944
0.500%	10/15/2013 07/31/2017	-		12,560,000	12,592,055
0.375%	11/15/2014 06/15/2015	-		10,000,000	10,024,548
0.250%	11/30/2013 09/15/2015	-		45,046,000	45,045,780
0.250%	10/31/2013		†	4,200,000	4,202,953
0.125%	12/31/2013 07/31/2014	-		5,000,000	4,992,970

					365,589,725

TOTAL U.S. TREASURY OBLIGATIONS (Cost $426,496,685)					442,880,155

GOVERNMENT RELATED OBLIGATIONS—10.3%
U.S. Government Agencies—4.9%
Federal Farm Credit Bank
2.625%	04/17/2014			500,000	518,301
1.125%	02/27/2014			500,000	506,230
0.750%	12/19/2014			750,000	750,800
0.470%	12/19/2013			750,000	750,353

Vantagepoint Core Bond Index Fund
Coupon	Maturity
Rate	Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Federal Home Loan Bank
5.500%	08/13/2014 07/15/2036	-	$1,400,000	$1,684,746
5.375%	05/18/2016		900,000	1,056,640
5.250%	06/18/2014		1,000,000	1,086,390
4.875%	09/08/2017		1,250,000	1,496,155
4.750%	12/16/2016		1,000,000	1,174,432
3.625%	10/18/2013		900,000	932,140
3.125%	12/13/2013		500,000	517,509
2.875%	06/12/2015		900,000	960,969
2.375%	03/14/2014		1,000,000	1,031,217
1.625%	06/14/2019		1,000,000	1,030,260
1.375%	05/28/2014		1,000,000	1,020,202
Federal Home Loan Mortgage Corp.
6.250%	07/15/2032		650,000	984,266
5.500%	07/18/2016		1,000,000	1,186,438
5.125%	11/17/2017		800,000	972,995
5.000%	01/30/2014 07/15/2014	-	1,500,000	1,614,002
4.875%	06/13/2018		1,000,000	1,219,179
4.500%	04/02/2014 01/15/2015	-	1,250,000	1,339,656
4.375%	07/17/2015		1,400,000	1,555,775
3.750%	03/27/2019		500,000	583,528
2.875%	02/09/2015		1,000,000	1,059,450
2.375%	01/13/2022		1,000,000	1,051,229
1.250%	05/12/2017 08/01/2019	-	2,000,000	2,028,904
1.000%	08/20/2014 08/27/2014	-	1,500,000	1,520,013
0.900%	01/23/2015		500,000	500,837
0.750%	11/25/2014		1,000,000	1,009,768
0.500%	04/17/2015		1,000,000	1,004,077
0.375%	10/30/2013 08/28/2014	-	2,000,000	2,003,758
Federal Home Loan Mortgage Corp. MTN
5.050%	01/26/2015		300,000	332,658
Federal National Mortgage Association
7.250%	05/15/2030		400,000	647,224
6.625%	11/15/2030		500,000	769,585
6.250%	05/15/2029		740,000	1,087,520
6.000%	04/18/2036		250,000	292,316
5.000%	04/15/2015 05/11/2017	-	2,550,000	2,932,869
4.625%	10/15/2013		900,000	941,506
4.375%	10/15/2015		1,000,000	1,120,464
2.750%	02/05/2014 03/13/2014	-	4,000,000	4,142,702
2.625%	11/20/2014		1,000,000	1,050,452
2.375%	07/28/2015		1,000,000	1,056,256
1.500%	09/08/2014 04/17/2017	-	1,250,000	1,265,750
1.250%	09/28/2016 01/30/2017	-	1,000,000	1,027,904
1.220%	05/30/2017		100,000	100,466
1.125%	06/27/2014 06/14/2017	-	2,300,000	2,335,455
1.000%	08/29/2016		500,000	501,659
0.800%	11/23/2015		500,000	500,373
0.750%	12/18/2013		1,000,000	1,006,943
0.500%	12/27/2013 11/21/2014	-	1,250,000	1,251,093
0.000%	06/01/2017		400,000	383,758

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon	Maturity
Rate	Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Financing Corp. Fico
8.600%	09/26/2019		$500,000	$729,122
Financing Corp. Fico, Series E
9.650%	11/02/2018		500,000	742,634
Israel Government AID Bond (Israel)
5.500%	04/26/2024		350,000	465,583
Tennessee Valley Authority
5.250%	09/15/2039		500,000	665,483
Tennessee Valley Authority, Series E
6.250%	12/15/2017		1,200,000	1,531,238

				61,031,232

Non-U.S. Government Agencies—1.3%
Export Development Canada (Canada)
2.250%	05/28/2015		300,000	315,474
1.500%	05/15/2014		300,000	306,111
Export-Import Bank of Korea (Korea, Republic of)
5.125%	03/16/2015		500,000	546,119
5.000%	04/11/2022		400,000	471,926
Japan Bank for International Cooperation (Japan)
2.500%	05/18/2016		400,000	425,854
1.125%	07/19/2017		500,000	503,866
KFW (Germany)
4.875%	01/17/2017		500,000	587,128
4.500%	07/16/2018		500,000	593,219
4.125%	10/15/2014		1,000,000	1,075,765
4.000%	01/27/2020		300,000	350,356
3.500%	03/10/2014		500,000	523,080
2.625%	03/03/2015		1,050,000	1,105,671
1.375%	01/13/2014		800,000	810,890
1.250%	02/15/2017	†	400,000	408,982
0.625%	04/24/2015	†	1,000,000	1,005,132
KFW MTN (Germany)
2.750%	09/08/2020		500,000	538,963
Korea Development Bank (The) (Korea, Republic of)
8.000%	01/23/2014		500,000	544,874
3.875%	05/04/2017		300,000	327,175
Landwirtschaftliche Rentenbank (Germany)
5.125%	02/01/2017		300,000	354,531
Landwirtschaftliche Rentenbank, Series G13 (Germany)
4.875%	11/16/2015		750,000	849,699
Oesterreichische Kontrollbank AG (Austria)
2.000%	06/03/2016		300,000	311,015
Pemex Project Funding Master Trust
6.625%	06/15/2035	†	500,000	630,000
Petrobras International Finance Co. (Cayman Islands)
8.375%	12/10/2018		250,000	319,900
6.750%	01/27/2041		300,000	373,843
6.125%	10/06/2016		500,000	568,934
5.375%	01/27/2021		600,000	679,062
2.875%	02/06/2015		300,000	309,098
Petroleos Mexicanos (Mexico)
8.000%	05/03/2019		250,000	328,375
5.500%	01/21/2021		500,000	588,750
Svensk Exportkredit AB (Sweden)
5.125%	03/01/2017		500,000	583,948

				16,337,740

Sovereign Debt—1.2%
Brazilian Government International Bond (Brazil)
11.000%	08/17/2040		260,000	332,800
10.125%	05/15/2027		435,000	788,872

Vantagepoint Core Bond Index Fund
Coupon	Maturity
Rate	Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
8.875%	04/15/2024		$400,000	$649,000
7.875%	03/07/2015		455,000	531,895
7.125%	01/20/2037		460,000	695,750
5.875%	01/15/2019		500,000	625,000
4.875%	01/22/2021		200,000	240,000
Canada Government International Bond (Canada)
2.375%	09/10/2014	†	500,000	520,748
Chile Government International Bond (Chile)
3.875%	08/05/2020		500,000	568,750
Colombia Government International Bond (Colombia)
11.750%	02/25/2020		200,000	326,500
8.125%	05/21/2024		200,000	299,500
7.375%	09/18/2037		200,000	308,500
Israel Government International Bond (Israel)
4.000%	06/30/2022		400,000	425,660
Mexico Government International Bond (Mexico)
6.050%	01/11/2040		500,000	668,750
5.875%	02/17/2014		500,000	532,500
Mexico Government International Bond MTN (Mexico)
4.750%	03/08/2044		200,000	223,000
Panama Government International Bond (Panama)
6.700%	01/26/2036		288,000	406,080
5.200%	01/30/2020		300,000	361,950
Peruvian Government International Bond (Peru)
7.350%	07/21/2025		400,000	588,000
6.550%	03/14/2037		500,000	738,750
Poland Government International Bond (Poland)
5.125%	04/21/2021		300,000	350,250
3.875%	07/16/2015		300,000	321,375
Republic of Finland (Finland)
6.950%	02/15/2026		150,000	213,257
Republic of Italy (Italy)
6.875%	09/27/2023		250,000	279,660
5.375%	06/15/2033	†	500,000	472,852
Republic of Korea (Korea, Republic of)
5.750%	04/16/2014		500,000	537,216
Republic of Uruguay (Uruguay)
8.000%	11/18/2022		200,000	291,800
South Africa Government International Bond (South Africa)
6.875%	05/27/2019	†	500,000	631,900
State of Israel (Israel)
5.500%	11/09/2016		300,000	345,021
United Mexican States (Mexico)
8.125%	12/30/2019	†	750,000	1,072,500
United Mexican States MTN (Mexico)
8.300%	08/15/2031		200,000	322,000
Uruguay Government International Bond (Uruguay)
6.875%	09/28/2025		100,000	137,000

				14,806,836

Supranational—1.4%
African Development Bank, Series GDIF
1.250%	09/02/2016		400,000	411,473
Asian Development Bank MTN
4.250%	10/20/2014		300,000	324,010
2.750%	05/21/2014		100,000	104,044
2.500%	03/15/2016		400,000	427,712
1.125%	03/15/2017		500,000	512,252
Corp. Andina de Fomento
3.750%	01/15/2016		300,000	316,027
Council Of Europe Development Bank MTN
1.500%	02/22/2017	†	400,000	409,595

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon	Maturity
Rate	Date			Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
European Bank for Reconstruction & Development MTN
2.500%	03/15/2016			$500,000	$531,287
1.000%	02/16/2017		†	500,000	508,036
European Investment Bank
5.125%	09/13/2016 05/30/2017	-		1,000,000	1,179,970
4.875%	02/16/2016			400,000	455,559
4.875%	01/17/2017		†	400,000	467,500
4.625%	05/15/2014			500,000	533,445
3.000%	04/08/2014			500,000	519,473
2.875%	09/15/2020		†	500,000	539,417
1.750%	03/15/2017		†	500,000	518,570
1.500%	05/15/2014			500,000	508,819
1.250%	02/14/2014		†	500,000	506,072
1.125%	08/15/2014 09/15/2017	-		1,700,000	1,722,314
European Investment Bank MTN
1.625%	09/01/2015			700,000	720,813
Inter-American Development Bank
2.250%	07/15/2015		†	200,000	210,479
1.375%	10/18/2016			300,000	310,253
1.125%	03/15/2017			500,000	510,835
Inter-American Development Bank MTN
3.875%	02/14/2020		†	400,000	472,708
International Bank for Reconstruction & Development
2.375%	05/26/2015			200,000	210,719
2.125%	03/15/2016			500,000	528,968
1.125%	08/25/2014			500,000	508,293
0.875%	04/17/2017			700,000	707,985
0.650%	11/29/2013			400,000	400,180
0.500%	11/26/2013			600,000	601,741
International Finance Corp. MTN
2.125%	11/17/2017			500,000	535,706
Nordic Investment Bank
2.500%	07/15/2015		†	500,000	529,058

					16,743,313

U.S. Municipal Bonds—1.1%
American Municipal Power-Ohio, Inc. Revenue Bonds (Ohio)
7.499%	02/15/2050			200,000	272,572
Bay Area Toll Authority Revenue Bonds (California)
6.263%	04/01/2049			400,000	563,356
California General Obligation Bonds (California)
7.550%	04/01/2039			500,000	678,755
5.250%	04/01/2014			300,000	319,560
California State Public Works Board Revenue Bonds, Series 2009 G-2 (California)
8.361%	10/01/2034			400,000	508,716
City of New York General Obligation Bonds (New York)
5.517%	10/01/2037			100,000	124,015
County of Cook Illinois General Obligation Bonds, Series 2010 D (Illinois)
6.229%	11/15/2034			400,000	449,724
Dallas Area Rapid Transit Revenue Bonds (Texas)
5.022%	12/01/2048			300,000	371,937

Vantagepoint Core Bond Index Fund
Coupon	Maturity
Rate	Date	Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Dallas Convention Center Hotel Development Corp. Revenue Bonds (Texas)
7.088%	01/01/2042	$200,000	$243,030
Dallas County Hospital District General Obligation Bonds, Series 2009 C (Texas)
5.621%	08/15/2044	300,000	387,750
Dallas Independent School District General Obligation Bonds (Texas)
6.450%	02/15/2035	300,000	373,554
Government Development Bank for Puerto Rico Revenue Bonds, Series 2011 B (Puerto Rico)
4.704%	05/01/2016	400,000	412,656
3.670%	05/01/2014	400,000	408,312
Illinois General Obligation Bonds (Illinois)
5.100%	06/01/2033	500,000	485,080
Los Angeles Unified School District General Obligation Bonds (California)
5.755%	07/01/2029	200,000	232,848
5.750%	07/01/2034	300,000	353,817
Metropolitan Government of Nashville & Davidson County Authority General Obligation Bonds (Tennessee)
5.707%	07/01/2034	300,000	378,669
Metropolitan Transportation Authority Revenue Bonds (New York)
6.648%	11/15/2039	300,000	392,667
6.548%	11/15/2031	200,000	251,696
Municipal Electric Authority of Georgia Revenue Bonds, Series 2010 J (Georgia)
6.637%	04/01/2057	300,000	348,741
New Jersey Economic Development Authority Revenue Bonds, Series 1997 A (New Jersey)
7.425%	02/15/2029	200,000	252,958
New Jersey State Turnpike Authority Revenue Bonds (New Jersey)
7.102%	01/01/2041	500,000	714,295
New Jersey State Turnpike Authority Revenue Bonds, Series 2003 B (New Jersey)
4.252%	01/01/2016	25,000	27,108
New York City Municipal Water Finance Authority Revenue Bonds (New York)
5.724%	06/15/2042	200,000	264,250
New York State Dormitory Authority Revenue Bonds (New York)
5.600%	03/15/2040	200,000	251,908
North Texas Tollway Authority Revenue Bonds, Series 2010 B-2 (Texas)
8.910%	02/01/2030	200,000	233,556
Ohio State University General Obligation Bonds (Ohio)
4.910%	06/01/2040	300,000	354,960
Oregon General Obligation Bonds (Oregon)
5.762%	06/01/2023	200,000	243,486
Oregon State Department of Transportation Revenue Bonds, Series 2010 A (Oregon)
5.834%	11/15/2034	300,000	389,133
Port Authority of New York & New Jersey Revenue Bonds (New York)
6.040%	12/01/2029	255,000	325,765
State of California General Obligation Bonds (California)
7.625%	03/01/2040	600,000	816,936

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
State of Connecticut General Obligation Bonds, Series 2008 A (Connecticut)
5.850%	03/15/2032		$200,000	$249,990
State of Georgia General Obligation Bonds, Series 2009 H (Georgia)
4.503%	11/01/2025		300,000	347,166
State of Illinois General Obligation Bonds (Illinois)
4.961%	03/01/2016		300,000	328,002
4.071%	01/01/2014		500,000	517,670
State of Texas General Obligation Bonds, Series 2010 A (Texas)
4.681%	04/01/2040		300,000	349,941
State of Utah (Utah)
3.539%	07/01/2025		300,000	324,975
University of California Revenue Bonds (California)
6.548%	05/15/2048		300,000	394,410

				13,943,964

Non-U.S. Regional Authority Bonds—0.4%
Hydro-Quebec, Series IO (Canada)
8.050%	07/07/2024		250,000	371,116
Province of British Columbia (Canada)
2.850%	06/15/2015		200,000	213,159
Province of Manitoba, Series FH (Canada)
4.900%	12/06/2016		500,000	586,814
Province of Nova Scotia (Canada)
2.375%	07/21/2015		300,000	315,725
Province of Ontario (Canada)
5.450%	04/27/2016		1,000,000	1,165,962
4.500%	02/03/2015		650,000	710,393
4.400%	04/14/2020	†	200,000	237,666
2.700%	06/16/2015		200,000	211,727
1.375%	01/27/2014		300,000	304,195
Province of Quebec (Canada)
4.600%	05/26/2015		500,000	554,300
2.750%	08/25/2021	†	300,000	314,707
Region of Lombardy (Italy)
5.804%	10/25/2032		100,000	77,895

				5,063,659

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $119,518,100)				127,926,744

ASSET-BACKED SECURITIES—0.3%
Automobile—0.1%
Ally Auto Receivables Trust Series 2011-4, Class A3
0.790%	09/15/2015		700,000	702,935
AmeriCredit Automobile Receivables Trust Series 2011-3, Class A3
1.170%	01/08/2016		350,000	352,337
Santander Drive Auto Receivables Trust Series 2012-4, Class A3
1.040%	08/15/2016		350,000	352,482

				1,407,754

Credit Card—0.2%
Capital One Multi-Asset Execution Trust Series 2007-A7, Class A7
5.750%	07/15/2020		1,500,000	1,842,463

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Other—0.0%
CenterPoint Energy Transition Bond Co. LLC Series 2009-1, Class A2
3.460%	08/15/2019		$400,000	$441,966

TOTAL ASSET-BACKED SECURITIES (Cost $3,527,904)				3,692,183

			Shares	Value
MONEY MARKET FUNDS—4.6%
Institutional Money Market Funds—4.6%
Dreyfus Institutional Cash Advantage Fund, 0.13%		††¥	4,000,000	4,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.20%			¥31,976,958	31,976,958
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.20%		††¥	4,886,702	4,886,702
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.16%		††¥	4,000,000	4,000,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.17%		††¥	4,000,000	4,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.17%		††¥	4,000,000	4,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.15%		††¥	4,000,000	4,000,000

TOTAL MONEY MARKET FUNDS (Cost $56,863,660)				56,863,660

TOTAL INVESTMENTS—103.9% (Cost $1,215,712,646)				1,286,761,451
Other assets less liabilities—(3.9%)				(48,299,928)

NET ASSETS—100.0%				$1,238,461,523

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Legend to the Schedule of Investments:

MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	Security is subject to delayed delivery.

†	Denotes all or a portion of the security on loan.
#	Rate is subject to change. Rate shown reflects current rate.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $3,172,503, which represents 0.3% of Net Assets. The illiquid 144A securities represented 0.3% of Net Assets, and 100.0% of total 144A securities held.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—98.2%
Aerospace & Defense—2.2%
Boeing Co. (The)		24,177	$1,683,203
General Dynamics Corp.		11,823	781,737
Honeywell International, Inc.		27,595	1,648,801
L-3 Communications Holdings, Inc.		3,424	245,535
Lockheed Martin Corp.		9,363	874,317
Northrop Grumman Corp.		8,606	571,697
Precision Castparts Corp.		5,097	832,544
Raytheon Co.		11,786	673,688
Rockwell Collins, Inc.		5,022	269,380
Textron, Inc.		10,178	266,358
United Technologies Corp.		29,921	2,342,515

			10,189,775

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc.		5,867	343,513
Expeditors International of Washington, Inc.		7,127	259,138
FedEx Corp.		10,408	880,725
United Parcel Service, Inc., Class B		26,081	1,866,617

			3,349,993

Airlines—0.0%
Southwest Airlines Co.		25,882	226,985

Auto Components—0.2%
BorgWarner, Inc.	*†	3,937	272,086
Goodyear Tire & Rubber Co. (The)	*	9,472	115,464
Johnson Controls, Inc.		23,726	650,092

			1,037,642

Automobiles—0.4%
Ford Motor Co.		134,883	1,329,946
Harley-Davidson, Inc.		8,043	340,782

			1,670,728

Beverages—2.4%
Beam, Inc.		5,640	324,526
Brown-Forman Corp., Class B		5,330	347,782
Coca-Cola Co. (The)		138,318	5,246,402
Coca-Cola Enterprises, Inc.		9,905	309,729
Constellation Brands, Inc., Class A	*	5,379	174,011
Dr. Pepper Snapple Group, Inc.		7,442	331,392
Molson Coors Brewing Co., Class B		5,731	258,181
Monster Beverage Corp.	*	5,362	290,406
PepsiCo, Inc.		54,914	3,886,264

			11,168,693

Biotechnology—1.6%
Alexion Pharmaceuticals, Inc.	*	6,696	766,022
Amgen, Inc.		27,252	2,297,889
Biogen Idec, Inc.	*	8,366	1,248,458
Celgene Corp.	*	15,390	1,175,796
Gilead Sciences, Inc.	*	26,539	1,760,332

			7,248,497

Building Products—0.0%
Masco Corp.		13,189	198,494

Capital Markets—1.8%
Ameriprise Financial, Inc.		7,688	435,833
Bank of New York Mellon Corp. (The)		42,274	956,238
BlackRock, Inc.		4,460	795,218
Charles Schwab Corp. (The)		38,607	493,784
E*TRADE Financial Corp.	*	8,183	72,092
Federated Investors, Inc., Class B	†	2,838	58,718

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Franklin Resources, Inc.		4,958	$620,097
Goldman Sachs Group, Inc. (The)		16,096	1,829,793
Invesco Ltd.		15,963	398,915
Legg Mason, Inc.		4,333	106,939
Morgan Stanley		49,427	827,408
Northern Trust Corp.		7,810	362,501
State Street Corp.		17,139	719,153
T. Rowe Price Group, Inc.		8,891	562,800

			8,239,489

Chemicals—2.3%
Air Products & Chemicals, Inc.		7,460	616,942
Airgas, Inc.		2,441	200,894
CF Industries Holdings, Inc.		2,231	495,818
Dow Chemical Co. (The)		42,343	1,226,253
E.I. Du Pont de Nemours & Co.		32,642	1,640,914
Eastman Chemical Co.		5,373	306,315
Ecolab, Inc.		9,414	610,121
FMC Corp.		4,898	271,251
International Flavors & Fragrances, Inc.		3,000	178,740
LyondellBasell Industries NV, Class A (Netherlands)		11,917	615,632
Monsanto Co.		18,760	1,707,535
Mosaic Co. (The)		10,143	584,338
PPG Industries, Inc.		5,393	619,332
Praxair, Inc.		10,461	1,086,689
Sherwin-Williams Co. (The)		2,998	446,432
Sigma-Aldrich Corp.	†	4,195	301,914

			10,909,120

Commercial Banks—2.8%
BB&T Corp.		24,364	807,910
Comerica, Inc.		6,948	215,735
Fifth Third Bancorp		31,737	492,241
First Horizon National Corp.		8,525	82,096
Huntington Bancshares, Inc./Ohio		30,451	210,112
KeyCorp		34,531	301,801
M&T Bank Corp.	†	4,288	408,046
PNC Financial Services Group, Inc.		18,493	1,166,908
Regions Financial Corp.		50,821	366,420
SunTrust Banks, Inc.		18,966	536,169
U.S. Bancorp		66,874	2,293,778
Wells Fargo & Co.		174,633	6,030,078
Zions Bancorporation		5,936	122,608

			13,033,902

Commercial Services & Supplies—0.6%
Avery Dennison Corp.		3,386	107,743
Cintas Corp.		3,833	158,878
Iron Mountain, Inc.		5,512	188,014
Pitney Bowes, Inc.	†	7,101	98,136
R.R. Donnelley & Sons Co.	†	5,629	59,667
Republic Services, Inc.		11,354	312,349
Stericycle, Inc.	*	2,981	269,840
Tyco International Ltd. (Switzerland)		16,200	911,412
Waste Management, Inc.		16,126	517,322

			2,623,361

Communications Equipment—1.9%
Cisco Systems, Inc.		188,313	3,594,895
F5 Networks, Inc.	*	2,757	288,658
Harris Corp.		4,085	209,234
JDS Uniphase Corp.	*	7,658	94,844
Juniper Networks, Inc.	*	18,852	322,558

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Motorola Solutions, Inc.		9,946	$502,770
QUALCOMM, Inc.		60,280	3,766,897

			8,779,856

Computers & Peripherals—5.9%
Apple, Inc.		33,183	22,141,689
Dell, Inc.		53,621	528,703
EMC Corp.	*	74,224	2,024,089
Hewlett-Packard Co.		69,207	1,180,671
NetApp, Inc.	*	12,808	421,127
SanDisk Corp.	*	8,296	360,295
Seagate Technology plc (Ireland)		13,227	410,037
Western Digital Corp.		8,422	326,184

			27,392,795

Construction & Engineering—0.1%
Fluor Corp.		5,633	317,026
Jacobs Engineering Group, Inc.	*	4,477	181,005
Quanta Services, Inc.	*	7,556	186,633

			684,664

Construction Materials—0.0%
Vulcan Materials Co.		4,526	214,080

Consumer Finance—0.9%
American Express Co.		35,072	1,994,194
Capital One Financial Corp.		20,539	1,170,928
Discover Financial Services		18,726	743,984
SLM Corp.		17,168	269,881

			4,178,987

Containers & Packaging—0.1%
Ball Corp.		5,788	244,890
Bemis Co., Inc.		3,365	105,896
Owens-Illinois, Inc.	*	5,235	98,209
Sealed Air Corp.		6,841	105,762

			554,757

Distributors—0.1%
Genuine Parts Co.		5,403	329,745

Diversified Consumer Services—0.1%
Apollo Group, Inc., Class A	*	4,113	119,483
H&R Block, Inc.		10,479	181,601

			301,084

Diversified Financial Services—3.0%
Bank of America Corp.		381,040	3,364,583
Citigroup, Inc.		103,712	3,393,457
CME Group, Inc.		10,929	626,232
IntercontinentalExchange, Inc.	*	2,472	329,790
JPMorgan Chase & Co.		134,423	5,441,443
Leucadia National Corp.		6,542	148,830
Moody’s Corp.	†	6,750	298,147
NASDAQ OMX Group, Inc. (The)		4,218	98,258
NYSE Euronext		8,746	215,589

			13,916,329

Diversified Telecommunication Services—2.9%
AT&T, Inc.		204,410	7,706,257
CenturyLink, Inc.		21,758	879,023
Frontier Communications Corp.	†	32,749	160,470
Verizon Communications, Inc.		100,718	4,589,719
Windstream Corp.	†	21,388	216,233

			13,551,702

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Electric Utilities—2.0%
American Electric Power Co., Inc.		17,116	$752,077
Duke Energy Corp.		24,904	1,613,779
Edison International		11,497	525,298
Entergy Corp.		6,169	427,512
Exelon Corp.		29,844	1,061,850
FirstEnergy Corp.		14,589	643,375
NextEra Energy, Inc.		14,910	1,048,620
Northeast Utilities		11,063	422,938
Pepco Holdings, Inc.	†	7,419	140,219
Pinnacle West Capital Corp.		3,839	202,699
PPL Corp.	†	20,481	594,973
Southern Co.		30,920	1,425,103
Xcel Energy, Inc.		16,727	463,505

			9,321,948

Electrical Equipment—0.5%
Cooper Industries plc		5,633	422,813
Emerson Electric Co.		25,743	1,242,615
Rockwell Automation, Inc.		4,779	332,379
Roper Industries, Inc.		3,356	368,791

			2,366,598

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp., Class A		5,737	337,795
Corning, Inc.		53,463	703,038
FLIR Systems, Inc.		5,021	100,294
Jabil Circuit, Inc.		6,753	126,416
Molex, Inc.	†	4,895	128,641
TE Connectivity Ltd. (Switzerland)		15,000	510,150

			1,906,334

Energy Equipment & Services—1.9%
Baker Hughes, Inc.		15,496	700,884
Cameron International Corp.	*	8,784	492,519
Diamond Offshore Drilling, Inc.	†	2,210	145,440
Ensco plc, Class A (United Kingdom)		8,082	440,954
FMC Technologies, Inc.	*	8,229	381,003
Halliburton Co.		32,375	1,090,714
Helmerich & Payne, Inc.	†	3,734	177,776
Nabors Industries Ltd. (Bermuda)	*	9,642	135,277
National Oilwell Varco, Inc.		15,080	1,208,059
Noble Corp. (Switzerland)	*	9,079	324,846
Rowan Cos. plc, Class A	*	4,110	138,795
Schlumberger Ltd.		46,962	3,396,761

			8,633,028

Food & Staples Retailing—2.4%
Costco Wholesale Corp.		15,244	1,526,306
CVS Caremark Corp.		44,900	2,174,058
Kroger Co. (The)		19,656	462,702
Safeway, Inc.	†	9,050	145,615
Sysco Corp.		20,707	647,508
Walgreen Co.		30,189	1,100,087
Wal-Mart Stores, Inc.		59,614	4,399,513
Whole Foods Market, Inc.		6,051	589,367

			11,045,156

Food Products—1.7%
Archer-Daniels-Midland Co.		23,248	631,881
Campbell Soup Co.	†	6,126	213,307
ConAgra Foods, Inc.		14,350	395,917
Dean Foods Co.	*	6,452	105,490
General Mills, Inc.		22,633	901,925

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
H.J. Heinz Co.		11,298	$632,123
Hershey Co. (The)		5,490	389,186
Hormel Foods Corp.	†	4,650	135,966
J.M. Smucker Co. (The)		3,807	328,658
Kellogg Co.		8,785	453,833
Kraft Foods, Inc., Class A		62,751	2,594,754
McCormick & Co., Inc.		4,418	274,093
Mead Johnson Nutrition Co.		7,188	526,737
Tyson Foods, Inc., Class A		10,014	160,424

			7,744,294

Gas Utilities—0.1%
AGL Resources, Inc.		3,798	155,376
ONEOK, Inc.		7,486	361,649

			517,025

Health Care Equipment & Supplies—1.8%
Baxter International, Inc.		19,653	1,184,290
Becton Dickinson and Co.		7,322	575,216
Boston Scientific Corp.	*	52,253	299,932
C.R. Bard, Inc.		2,796	292,601
CareFusion Corp.	*	8,238	233,877
Covidien plc (Ireland)		16,965	1,008,060
DENTSPLY International, Inc.	†	5,225	199,282
Edwards Lifesciences Corp.	*	4,131	443,546
Intuitive Surgical, Inc.	*	1,380	683,969
Medtronic, Inc.		36,460	1,572,155
St. Jude Medical, Inc.		11,430	481,546
Stryker Corp.		10,318	574,300
Varian Medical Systems, Inc.	*	3,908	235,731
Zimmer Holdings, Inc.		6,212	420,055

			8,204,560

Health Care Providers & Services—1.9%
Aetna, Inc.		11,917	471,913
AmerisourceBergen Corp.		8,861	343,009
Cardinal Health, Inc.		12,181	474,694
Cigna Corp.		9,848	464,530
Coventry Health Care, Inc.		5,273	219,831
DaVita, Inc.	*	3,186	330,102
Express Scripts Holding Co.	*	28,641	1,794,932
Humana, Inc.		5,787	405,958
Laboratory Corp. of America Holdings	*	3,235	299,140
McKesson Corp.		8,275	711,898
Patterson Cos., Inc.		2,852	97,653
Quest Diagnostics, Inc.		5,486	347,977
Tenet Healthcare Corp.	*	14,819	92,915
UnitedHealth Group, Inc.		36,574	2,026,565
WellPoint, Inc.		11,825	685,968

			8,767,085

Health Care Technology—0.1%
Cerner Corp.	*	5,042	390,301

Hotels, Restaurants & Leisure—1.8%
Carnival Corp.		16,099	586,648
Chipotle Mexican Grill, Inc.	*	1,080	342,943
Darden Restaurants, Inc.	†	4,663	259,962
International Game Technology	†	11,074	144,959
Marriott International, Inc., Class A		9,303	363,747
McDonald’s Corp.		35,615	3,267,676
Starbucks Corp.		26,864	1,363,348
Starwood Hotels & Resorts Worldwide, Inc.		6,925	401,373

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Wyndham Worldwide Corp.		5,452	$286,121
Wynn Resorts Ltd.		2,846	328,542
Yum! Brands, Inc.		16,143	1,070,927

			8,416,246

Household Durables—0.3%
D.R. Horton, Inc.	†	9,898	204,295
Harman International Industries, Inc.		2,512	115,954
Leggett & Platt, Inc.		4,988	124,949
Lennar Corp., Class A	†	5,349	185,985
Newell Rubbermaid, Inc.		10,245	195,577
PulteGroup, Inc.	*	11,419	176,994
Whirlpool Corp.		2,748	227,837

			1,231,591

Household Products—2.1%
Clorox Co. (The)		4,678	337,050
Colgate-Palmolive Co.		15,886	1,703,297
Kimberly-Clark Corp.		13,806	1,184,279
Procter & Gamble Co. (The)		97,379	6,754,207

			9,978,833

Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)	*	21,242	233,025
NRG Energy, Inc.		8,174	174,842

			407,867

Industrial Conglomerates—2.5%
3M Co.		22,703	2,098,211
Danaher Corp.		20,624	1,137,414
General Electric Co.		373,526	8,482,775

			11,718,400

Insurance—3.7%
ACE Ltd. (Switzerland)		11,800	892,080
Aflac, Inc.		16,308	780,827
Allstate Corp. (The)		16,951	671,429
American International Group, Inc.	*	41,249	1,352,555
Aon plc (United Kingdom)		11,453	598,877
Assurant, Inc.		3,058	114,063
Berkshire Hathaway, Inc., Class B	*	64,686	5,705,305
Chubb Corp. (The)		9,531	727,025
Cincinnati Financial Corp.		5,643	213,813
Genworth Financial, Inc., Class A	*	16,334	85,427
Hartford Financial Services Group, Inc.		14,732	286,390
Lincoln National Corp.		10,294	249,012
Loews Corp.		11,005	454,066
Marsh & McLennan Cos., Inc.		19,241	652,847
MetLife, Inc.		37,162	1,280,603
Principal Financial Group, Inc.		10,148	273,387
Progressive Corp. (The)	†	20,020	415,215
Prudential Financial, Inc.		16,502	899,524
Torchmark Corp.		3,646	187,222
Travelers Cos., Inc. (The)		13,799	941,920
Unum Group		10,175	195,564
XL Group plc (Ireland)		10,640	255,679

			17,232,830

Internet & Catalog Retail—1.0%
Amazon.com, Inc.	*	12,789	3,252,498
Expedia, Inc.		3,270	189,137
Netflix, Inc.	*†	1,931	105,124
priceline.com, Inc.	*	1,745	1,079,684

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
TripAdvisor, Inc.	*	3,879	$127,735

			4,754,178

Internet Software & Services—2.2%
Akamai Technologies, Inc.	*	6,281	240,311
eBay, Inc.	*	40,979	1,983,793
Google, Inc., Class A	*	9,350	7,054,575
VeriSign, Inc.	*	5,701	277,582
Yahoo! Inc.	*	37,525	599,462

			10,155,723

IT Services—3.8%
Accenture plc, Class A (Ireland)		22,678	1,588,140
Automatic Data Processing, Inc.		17,219	1,010,066
Cognizant Technology Solutions Corp., Class A	*	10,754	751,920
Computer Sciences Corp.		5,168	166,461
Fidelity National Information Services, Inc.		8,808	274,986
Fiserv, Inc.	*	4,834	357,861
International Business Machines Corp.		38,156	7,915,462
Mastercard, Inc., Class A		3,793	1,712,464
Paychex, Inc.		11,185	372,349
SAIC, Inc.	†	9,268	111,587
Teradata Corp.	*	5,791	436,699
Total System Services, Inc.		5,490	130,113
Visa, Inc., Class A		18,401	2,470,886
Western Union Co. (The)		22,176	404,047

			17,703,041

Leisure Equipment & Products—0.1%
Hasbro, Inc.	†	4,244	161,994
Mattel, Inc.		12,113	429,769

			591,763

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.		12,254	471,166
Life Technologies Corp.	*	6,210	303,545
PerkinElmer, Inc.		4,019	118,440
Thermo Fisher Scientific, Inc.		12,863	756,730
Waters Corp.	*	2,974	247,824

			1,897,705

Machinery—1.8%
Caterpillar, Inc.		23,088	1,986,492
Cummins, Inc.		6,319	582,675
Deere & Co.		14,090	1,162,284
Dover Corp.		6,406	381,093
Eaton Corp.	†	11,791	557,243
Flowserve Corp.		1,878	239,896
Illinois Tool Works, Inc.		15,445	918,514
Ingersoll-Rand plc (Ireland)		10,300	461,646
Joy Global, Inc.		3,656	204,955
PACCAR, Inc.		12,577	503,395
Pall Corp.		3,958	251,293
Parker Hannifin Corp.		5,376	449,326
Pentair, Inc.		3,249	144,613
Snap-on, Inc.		1,846	132,672
Stanley Black & Decker, Inc.		5,825	444,156
Xylem, Inc.		5,979	150,372

			8,570,625

Media—3.5%
Cablevision Systems Corp., Class A		7,437	117,876
CBS Corp., Class B		21,253	772,121

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Comcast Corp., Class A		94,315	$3,373,648
DIRECTV	*	22,311	1,170,435
Discovery Communications, Inc., Class A	*	9,025	538,161
Gannett Co., Inc.	†	9,041	160,478
Interpublic Group of Cos., Inc. (The)		16,092	178,943
McGraw-Hill Cos., Inc. (The)		10,038	547,974
News Corp., Class A		72,325	1,774,132
Omnicom Group, Inc.	†	9,317	480,385
Scripps Networks Interactive, Inc., Class A		3,141	192,323
Time Warner Cable, Inc.		11,027	1,048,227
Time Warner, Inc.		33,989	1,540,721
Viacom, Inc., Class B		16,966	909,208
Walt Disney Co. (The)		63,460	3,317,689
Washington Post Co. (The), Class B	†	160	58,085

			16,180,406

Metals & Mining—0.7%
Alcoa, Inc.		36,839	326,025
Allegheny Technologies, Inc.		3,978	126,898
Cliffs Natural Resources, Inc.	†	4,728	185,007
Freeport-McMoRan Copper & Gold, Inc.		33,229	1,315,204
Newmont Mining Corp.		17,389	973,958
Nucor Corp.		11,307	432,606
Titanium Metals Corp.	†	2,725	34,962
United States Steel Corp.	†	4,478	85,395

			3,480,055

Multiline Retail—0.8%
Big Lots, Inc.	*	2,176	64,366
Dollar Tree, Inc.	*	8,488	409,758
Family Dollar Stores, Inc.		3,484	230,989
J.C. Penney Co., Inc.	†	4,844	117,661
Kohl’s Corp.		7,722	395,521
Macy’s, Inc.		14,108	530,743
Nordstrom, Inc.		5,299	292,399
Target Corp.		23,535	1,493,766

			3,535,203

Multi-Utilities—1.2%
Ameren Corp.		8,536	278,871
CenterPoint Energy, Inc.		14,854	316,390
CMS Energy Corp.		9,405	221,488
Consolidated Edison, Inc.		10,333	618,843
Dominion Resources, Inc.		19,999	1,058,747
DTE Energy Co.		6,094	365,274
Integrys Energy Group, Inc.		2,588	135,093
NiSource, Inc.		9,791	249,475
PG&E Corp.		15,052	642,269
Public Service Enterprise Group, Inc.	†	17,851	574,445
SCANA Corp.	†	4,610	222,525
Sempra Energy		8,179	527,464
TECO Energy, Inc.		7,055	125,156
Wisconsin Energy Corp.		8,321	313,452

			5,649,492

Office Electronics—0.1%
Xerox Corp.		45,690	335,365

Oil, Gas & Consumable Fuels—9.2%
Alpha Natural Resources, Inc.	*	7,415	48,716
Anadarko Petroleum Corp.		17,473	1,221,712
Apache Corp.		13,817	1,194,756

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Cabot Oil & Gas Corp.		7,263	$326,109
Chesapeake Energy Corp.	†	18,790	354,567
Chevron Corp.		69,450	8,095,092
ConocoPhillips		43,141	2,466,802
CONSOL Energy, Inc.	†	8,076	242,684
Denbury Resources, Inc.	*	13,879	224,285
Devon Energy Corp.		13,409	811,244
EOG Resources, Inc.		9,441	1,057,864
EQT Corp.		5,423	319,957
Exxon Mobil Corp.		163,667	14,967,347
Hess Corp.		10,745	577,221
Kinder Morgan, Inc.		19,819	703,971
Marathon Oil Corp.		24,924	737,003
Marathon Petroleum Corp.		12,159	663,760
Murphy Oil Corp.		6,683	358,810
Newfield Exploration Co.	*	4,380	137,182
Noble Energy, Inc.		6,275	581,755
Occidental Petroleum Corp.		28,654	2,465,963
Peabody Energy Corp.		9,844	219,423
Phillips 66		21,948	1,017,729
Pioneer Natural Resources Co.		4,379	457,168
QEP Resources, Inc.	†	5,856	185,401
Range Resources Corp.		5,640	394,067
Southwestern Energy Co.	*	12,533	435,898
Spectra Energy Corp.		22,892	672,109
Sunoco, Inc.		3,836	179,640
Tesoro Corp.		4,936	206,818
Valero Energy Corp.		19,469	616,778
Williams Cos., Inc. (The)		21,778	761,577
WPX Energy, Inc.	*	6,454	107,072

			42,810,480

Paper & Forest Products—0.2%
International Paper Co.		15,411	559,728
MeadWestvaco Corp.		5,994	183,416

			743,144

Personal Products—0.2%
Avon Products, Inc.		15,040	239,888
Estee Lauder Cos., Inc. (The), Class A		8,445	519,959

			759,847

Pharmaceuticals—6.1%
Abbott Laboratories		55,519	3,806,383
Allergan, Inc.		10,871	995,566
Bristol-Myers Squibb Co.		59,086	1,994,152
Eli Lilly & Co.		36,126	1,712,734
Forest Laboratories, Inc.	*	8,371	298,091
Hospira, Inc.	*	5,541	181,856
Johnson & Johnson	†	97,471	6,716,727
Merck & Co., Inc.		107,718	4,858,082
Mylan, Inc.	*	14,475	353,190
Perrigo Co.		3,137	364,425
Pfizer, Inc.		264,290	6,567,606
Watson Pharmaceuticals, Inc.	*	4,448	378,792

			28,227,604

Professional Services—0.1%
Dun & Bradstreet Corp. (The)		1,587	126,357
Equifax, Inc.		3,923	182,733
Robert Half International, Inc.		5,314	141,512

			450,602

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Real Estate Investment Trusts (REITs)—2.0%
American Tower Corp. REIT		13,819	$986,538
Apartment Investment & Management Co., Class A REIT		5,152	133,901
AvalonBay Communities, Inc. REIT		3,417	464,678
Boston Properties, Inc. REIT		5,262	582,030
Equity Residential REIT		10,627	611,371
HCP, Inc. REIT		15,143	673,561
Health Care REIT, Inc. REIT		9,011	520,385
Host Hotels & Resorts, Inc. REIT	†	25,476	408,890
Kimco Realty Corp. REIT		14,713	298,233
Plum Creek Timber Co., Inc. REIT	†	5,901	258,700
Prologis, Inc. REIT		16,246	569,097
Public Storage REIT		5,090	708,375
Simon Property Group, Inc. REIT		10,724	1,628,010
Ventas, Inc. REIT		10,242	637,565
Vornado Realty Trust REIT		6,019	487,840
Weyerhaeuser Co. REIT		19,182	501,417

			9,470,591

Real Estate Management & Development—0.0%
CBRE Group, Inc.	*	10,935	201,313

Road & Rail—0.8%
CSX Corp.		36,959	766,899
Norfolk Southern Corp.		11,425	726,973
Ryder System, Inc.		1,762	68,824
Union Pacific Corp.		16,805	1,994,753

			3,557,449

Semiconductors & Semiconductor Equipment—2.0%
Advanced Micro Devices, Inc.	*†	20,715	69,810
Altera Corp.		11,530	391,847
Analog Devices, Inc.		10,642	417,060
Applied Materials, Inc.		45,508	508,097
Broadcom Corp., Class A	*	18,131	626,970
First Solar, Inc.	*†	1,746	38,665
Intel Corp.		177,050	4,015,494
KLA-Tencor Corp.		5,820	277,643
Lam Research Corp.	*	6,957	221,129
Linear Technology Corp.		8,093	257,762
LSI Corp.	*	19,354	133,736
Microchip Technology, Inc.	†	6,653	217,819
Micron Technology, Inc.	*	35,993	215,418
NVIDIA Corp.	*	21,218	283,048
Teradyne, Inc.	*	6,358	90,411
Texas Instruments, Inc.		40,135	1,105,719
Xilinx, Inc.		9,115	304,532

			9,175,160

Software—3.5%
Adobe Systems, Inc.	*	17,281	560,941
Autodesk, Inc.	*	8,155	272,132
BMC Software, Inc.	*	5,758	238,899
CA, Inc.		12,683	326,778
Citrix Systems, Inc.	*	6,595	504,979
Electronic Arts, Inc.	*	10,885	138,131
Intuit, Inc.		9,844	579,615
Microsoft Corp.		266,638	7,940,480
Oracle Corp.		134,975	4,250,363
Red Hat, Inc.	*	6,899	392,829
Salesforce.com, Inc.	*	4,557	695,808
Symantec Corp.	*	24,479	440,622

			16,341,577

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint 500 Stock Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
Specialty Retail—2.1%
Abercrombie & Fitch Co., Class A			2,804	$95,112
AutoNation, Inc.		*†	1,480	64,632
AutoZone, Inc.		*	1,287	475,765
Bed Bath & Beyond, Inc.		*	8,337	525,231
Best Buy Co., Inc.			9,936	170,800
CarMax, Inc.		*	7,931	224,447
GameStop Corp., Class A		†	4,873	102,333
Gap, Inc. (The)			10,646	380,914
Home Depot, Inc. (The)			53,440	3,226,173
Limited Brands, Inc.		†	8,319	409,794
Lowe’s Cos., Inc.			40,494	1,224,539
O’Reilly Automotive, Inc.		*	4,239	354,465
Ross Stores, Inc.			7,978	515,379
Staples, Inc.		†	24,219	279,003
Tiffany & Co.			4,254	263,237
TJX Cos., Inc.			26,453	1,184,830
Urban Outfitters, Inc.		*	4,083	153,357

				9,650,011

Textiles, Apparel & Luxury Goods—0.6%
Coach, Inc.			9,921	555,775
Fossil, Inc.		*	1,943	164,572
NIKE, Inc., Class B			12,862	1,220,732
Ralph Lauren Corp.			2,178	329,379
V.F. Corp.			3,098	493,697

				2,764,155

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.			19,920	158,563
People’s United Financial, Inc.			12,543	152,272

				310,835

Tobacco—1.9%
Altria Group, Inc.			71,578	2,389,989
Lorillard, Inc.			4,679	544,870
Philip Morris International, Inc.			59,708	5,370,137
Reynolds American, Inc.			11,537	500,014

				8,805,010

Trading Companies & Distributors—0.2%
Fastenal Co.			10,064	432,651
W.W. Grainger, Inc.			2,074	432,160

				864,811

Wireless Telecommunication Services—0.3%
Crown Castle International Corp.		*	10,231	655,807
MetroPCS Communications, Inc.		*	11,147	130,531
Sprint Nextel Corp.		*	104,276	575,604

				1,361,942

TOTAL COMMON STOCKS (Cost $290,497,557)				456,030,861

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.080%	12/20/2012	‡‡
(Cost $459,895)			$460,000	459,918

Vantagepoint 500 Stock Index Fund
		Shares	Value
MONEY MARKET FUNDS—4.9%
Institutional Money Market Funds—4.9%
Dreyfus Institutional Cash Advantage Fund, 0.13%	††¥	2,500,000	$2,500,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.20%		¥8,197,019	8,197,019
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.20%	††¥	2,299,402	2,299,402
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.16%	††¥	2,500,000	2,500,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.17%	††¥	2,500,000	2,500,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.17%	††¥	2,500,000	2,500,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.15%	††¥	2,500,000	2,500,000

TOTAL MONEY MARKET FUNDS (Cost $22,996,421)			22,996,421

TOTAL INVESTMENTS—103.2% (Cost $313,953,873)			479,487,200
Other assets less liabilities—(3.2%)			(14,742,535)

NET ASSETS—100.0%			$464,744,665

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—98.1%
Aerospace & Defense—2.0%
AAR Corp.		1,489	$24,449
Alliant Techsystems, Inc.		1,550	77,671
American Science & Engineering, Inc.		435	28,540
B/E Aerospace, Inc.	*	2,393	100,745
Boeing Co. (The)		22,743	1,583,368
Ceradyne, Inc.		1,867	45,611
Cubic Corp.		476	23,829
Curtiss-Wright Corp.		2,112	69,062
Engility Holdings, Inc.	*	622	11,476
Esterline Technologies Corp.	*	1,049	58,891
Exelis, Inc.		4,977	51,462
GenCorp, Inc.	*	1,629	15,459
General Dynamics Corp.		12,337	815,723
HEICO Corp., Class A		1,713	52,264
Hexcel Corp.	*	4,757	114,263
Honeywell International, Inc.		26,085	1,558,579
Huntington Ingalls Industries, Inc.	*	1,577	66,313
Kratos Defense & Security Solutions, Inc.	*†	832	4,859
L-3 Communications Holdings, Inc.		3,737	267,980
Lockheed Martin Corp.		9,671	903,078
Moog, Inc., Class A	*	1,446	54,760
National Presto Industries, Inc.		535	38,991
Northrop Grumman Corp.		7,805	518,486
Orbital Sciences Corp.	*	2,123	30,911
Precision Castparts Corp.		5,136	838,914
Raytheon Co.		10,521	601,380
Rockwell Collins, Inc.		6,041	324,039
Spirit Aerosystems Holdings, Inc., Class A	*	2,103	46,708
Taser International, Inc.	*†	2,292	13,821
Teledyne Technologies, Inc.	*	1,228	77,843
Textron, Inc.		8,214	214,960
TransDigm Group, Inc.	*	414	58,734
Triumph Group, Inc.	†	1,644	102,799
United Technologies Corp.		31,571	2,471,694

			11,267,662

Air Freight & Logistics—0.6%
Air T, Inc.		1,352	11,390
Atlas Air Worldwide Holdings, Inc.	*	600	30,978
C.H. Robinson Worldwide, Inc.		6,357	372,202
Expeditors International of Washington, Inc.		8,772	318,950
FedEx Corp.		8,008	677,637
Forward Air Corp.		1,431	43,517
Hub Group, Inc., Class A	*	2,400	71,232
Pacer International, Inc.	*	1,664	6,623
United Parcel Service, Inc., Class B		26,935	1,927,738
UTi Worldwide, Inc.		2,208	29,742

			3,490,009

Airlines—0.2%
Alaska Air Group, Inc.	*	2,686	94,171
Delta Air Lines, Inc.	*	25,505	233,626
JetBlue Airways Corp.	*†	6,414	30,723
SkyWest, Inc.		2,390	24,689
Southwest Airlines Co.		18,586	162,999
United Continental Holdings, Inc.	*	12,259	239,050
US Airways Group, Inc.	*†	8,660	90,584

			875,842

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Auto Components—0.3%
American Axle & Manufacturing Holdings, Inc.	*	2,113	$23,814
Autoliv, Inc. (Sweden)	†	915	56,703
BorgWarner, Inc.	*†	4,109	283,973
Cooper Tire & Rubber Co.		3,066	58,806
Dana Holding Corp.		9,980	122,754
Fuel Systems Solutions, Inc.	*†	769	13,219
Gentex Corp.	†	6,594	112,164
Gentherm, Inc.	*	2,107	26,211
Goodyear Tire & Rubber Co. (The)	*	7,281	88,755
Johnson Controls, Inc.		21,627	592,580
Lear Corp.		2,719	102,751
Modine Manufacturing Co.	*	1,208	8,915
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	141	111
Shiloh Industries, Inc.		1,441	16,168
Strattec Security Corp.		123	2,619
Superior Industries International, Inc.		1,102	18,833
Tenneco, Inc.	*	1,600	44,800
TRW Automotive Holdings Corp.	*	3,548	155,083
WABCO Holdings, Inc.	*	2,354	135,755

			1,864,014

Automobiles—0.4%
Ford Motor Co.		132,145	1,302,950
General Motors Co.	*	26,868	611,247
Harley-Davidson, Inc.		5,597	237,145
Thor Industries, Inc.		1,221	44,347
Winnebago Industries, Inc.	*	1,432	18,086

			2,213,775

Beverages—2.2%
Beam, Inc.		3,861	222,162
Brown-Forman Corp., Class B		5,077	331,274
Central European Distribution Corp. (Poland)	*	9,797	27,922
Coca-Cola Bottling Co. Consolidated	†	437	29,760
Coca-Cola Co. (The)		156,856	5,949,548
Coca-Cola Enterprises, Inc.		13,572	424,396
Constellation Brands, Inc., Class A	*	8,096	261,906
Dr. Pepper Snapple Group, Inc.		7,323	326,093
Molson Coors Brewing Co., Class B		3,486	157,044
Monster Beverage Corp.	*	5,360	290,298
PepsiCo, Inc.		59,809	4,232,683

			12,253,086

Biotechnology—1.7%
Aastrom Biosciences, Inc.	*	411	666
Acorda Therapeutics, Inc.	*	674	17,261
Agenus, Inc.	*	284	1,309
Alexion Pharmaceuticals, Inc.	*	4,700	537,680
Alkermes plc (Ireland)	*	3,579	74,264
Alnylam Pharmaceuticals, Inc.	*	2,390	44,908
AMAG Pharmaceuticals, Inc.	*	834	14,795
Amgen, Inc.		25,546	2,154,039
Arena Pharmaceuticals, Inc.	*†	1,439	11,973
Ariad Pharmaceuticals, Inc.	*	5,175	125,364
Arqule, Inc.	*	864	4,415
Array BioPharma, Inc.	*	4,333	25,391
Astex Pharmaceuticals	*†	1,338	4,108
Biogen Idec, Inc.	*	6,544	976,561
BioMarin Pharmaceutical, Inc.	*	3,587	144,449

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Celgene Corp.	*	17,920	$1,369,088
Cell Therapeutics, Inc.	*†	3,034	7,373
Celldex Therapeutics, Inc.	*	429	2,703
Cepheid, Inc.	*†	4,930	170,134
Codexis, Inc.	*†	230	697
Cubist Pharmaceuticals, Inc.	*	1,762	84,012
CytRx Corp.	*†	600	2,178
Dendreon Corp.	*†	4,737	22,880
Discovery Laboratories, Inc.	*†	171	561
Emergent Biosolutions, Inc.	*	1,319	18,743
Entremed, Inc.	*	126	227
Enzon Pharmaceuticals, Inc.	*	1,765	12,284
Exact Sciences Corp.	*	1,250	13,763
Exelixis, Inc.	*†	2,695	12,990
Galena Biopharma, Inc.	*†	209	372
Genomic Health, Inc.	*†	1,284	44,542
Geron Corp.	*	4,719	8,022
Gilead Sciences, Inc.	*	26,914	1,785,206
GTx, Inc.	*	200	916
Halozyme Therapeutics, Inc.	*	6,362	48,097
Hemispherx Biopharma, Inc.	*†	920	736
Immunogen, Inc.	*†	1,323	19,316
Immunomedics, Inc.	*†	2,141	7,515
Incyte Corp. Ltd.	*†	3,102	55,991
InterMune, Inc.	*	1,586	14,226
Isis Pharmaceuticals, Inc.	*†	2,216	31,179
Keryx Biopharmaceuticals, Inc.	*†	5,221	14,723
Lexicon Pharmaceuticals, Inc.	*†	2,343	5,436
Ligand Pharmaceuticals, Inc., Class B	*	815	13,977
MannKind Corp.	*†	4,492	12,937
Maxygen, Inc.		1,231	3,250
MediciNova, Inc.	*†	91	173
Medivation, Inc.	*	3,462	195,118
Momenta Pharmaceuticals, Inc.	*	2,618	38,144
Myrexis, Inc.	*	1,031	2,505
Myriad Genetics, Inc.	*	4,124	111,307
Nabi Biopharmaceuticals	*	420	743
Neurocrine Biosciences, Inc.	*	1,479	11,802
Novavax, Inc.	*†	1,550	3,348
NPS Pharmaceuticals, Inc.	*	1,660	15,355
Onyx Pharmaceuticals, Inc.	*	1,361	115,005
Osiris Therapeutics, Inc.	*	1,402	15,492
PDL BioPharma, Inc.	†	3,841	29,537
Peregrine Pharmaceuticals, Inc.	*†	1,823	1,878
Progenics Pharmaceuticals, Inc.	*†	793	2,276
Regeneron Pharmaceuticals, Inc.	*	2,632	401,801
Rigel Pharmaceuticals, Inc.	*	1,882	19,291
Sarepta Therapeutics, Inc.	*†	399	6,196
Savient Pharmaceuticals, Inc.	*†	1,538	3,830
SIGA Technologies, Inc.	*†	4,649	14,877
Synageva BioPharma Corp.	*	242	12,930
Telik, Inc.	*	58	93
Theravance, Inc.	*†	3,224	83,534
United Therapeutics Corp.	*	1,828	102,149
Vanda Pharmaceuticals, Inc.	*	2,680	10,800
Vertex Pharmaceuticals, Inc.	*	5,197	290,772
XOMA Corp.	*†	331	1,221

			9,411,434

Building Products—0.1%
A.O. Smith Corp.		2,012	115,771
American Woodmark Corp.	*	800	15,976
Apogee Enterprises, Inc.		1,250	24,525

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Fortune Brands Home & Security, Inc.	*	3,861	$104,286
Gibraltar Industries, Inc.	*	1,188	15,230
Griffon Corp.		1,288	13,266
Lennox International, Inc.		2,437	117,853
Masco Corp.		9,464	142,433
NCI Building Systems, Inc.	*	246	2,467
Owens Corning, Inc.	*	1,100	36,806
Quanex Building Products Corp.		1,671	31,482
Simpson Manufacturing Co., Inc.		2,084	59,644
Trex Co., Inc.	*	731	24,942
U.S. Home Systems, Inc.		1,291	16,099
Universal Forest Products, Inc.		1,121	46,566
USG Corp.	*	3,348	73,489

			840,835

Capital Markets—1.9%
Affiliated Managers Group, Inc.	*	1,354	166,542
Ameriprise Financial, Inc.		9,235	523,532
Arlington Asset Investment Corp., Class A		304	7,253
Bank of New York Mellon Corp. (The)		46,996	1,063,050
BGC Partners, Inc., Class A	†	7,270	35,623
BlackRock, Inc.		4,558	812,691
Calamos Asset Management, Inc., Class A		1,800	20,952
Charles Schwab Corp. (The)		39,829	509,413
CIFC Corp.	*	342	2,503
Cowen Group, Inc., Class A	*	2,582	6,971
Diamond Hill Investment Group, Inc.		331	25,381
E*TRADE Financial Corp.	*	13,474	118,706
Eaton Vance Corp.	†	5,282	152,967
Federated Investors, Inc., Class B	†	3,745	77,484
Franklin Resources, Inc.		6,281	785,565
GAMCO Investors, Inc., Class A		558	27,761
GFI Group, Inc.		2,520	8,014
Goldman Sachs Group, Inc. (The)		17,270	1,963,254
Greenhill & Co., Inc.	†	495	25,616
Institutional Financial Markets, Inc.		421	476
INTL FCStone, Inc.	*	507	9,663
Invesco Ltd.		16,610	415,084
Investment Technology Group, Inc.	*	2,078	18,079
Janus Capital Group, Inc.		6,411	60,520
Jefferies Group, Inc.		4,678	64,042
KBW, Inc.	†	1,604	26,418
Knight Capital Group, Inc., Class A	*	4,630	12,408
Legg Mason, Inc.		5,850	144,378
Medallion Financial Corp.		958	11,314
Morgan Stanley		52,106	872,254
Northern Trust Corp.		8,495	394,295
Piper Jaffray Cos.	*	963	24,508
Raymond James Financial, Inc.		3,472	127,249
Safeguard Scientifics, Inc.	*	678	10,638
SEI Investments Co.		5,918	126,941
State Street Corp.		19,892	834,668
Stifel Financial Corp.	*	2,381	80,002
SWS Group, Inc.	*	1,323	8,084
T. Rowe Price Group, Inc.		10,248	648,698
TD Ameritrade Holding Corp.		8,355	128,416
Virtus Investment Partners, Inc.	*	210	18,060
Waddell & Reed Financial, Inc., Class A		3,971	130,130

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Walter Investment Management Corp.	*	602	$22,280
Westwood Holdings Group, Inc.	†	1,027	40,063

			10,561,946

Chemicals—2.3%
A. Schulman, Inc.		1,444	34,396
Air Products & Chemicals, Inc.		6,756	558,721
Airgas, Inc.		3,075	253,073
Albemarle Corp.		3,712	195,548
Ashland, Inc.		1,520	108,832
Cabot Corp.		2,693	98,483
Calgon Carbon Corp.	*	3,184	45,563
Celanese Corp., Class A		2,979	112,934
CF Industries Holdings, Inc.		2,571	571,379
Cytec Industries, Inc.		1,644	107,715
Dow Chemical Co. (The)		37,675	1,091,068
E.I. Du Pont de Nemours & Co.		36,166	1,818,065
Eastman Chemical Co.		4,366	248,906
Ecolab, Inc.		10,311	668,256
Ferro Corp.	*	1,818	6,236
FMC Corp.		6,672	369,495
Georgia Gulf Corp.		50	1,811
H.B. Fuller Co.		2,570	78,848
Huntsman Corp.		5,470	81,667
International Flavors & Fragrances, Inc.		3,885	231,468
Intrepid Potash, Inc.	*	1,172	25,175
Koppers Holdings, Inc.		1,582	55,259
Kronos Worldwide, Inc.		2,262	33,794
Landec Corp.	*	986	11,290
LSB Industries, Inc.	*	1,411	61,901
Minerals Technologies, Inc.		868	61,567
Monsanto Co.		20,701	1,884,205
Mosaic Co. (The)		6,742	388,407
NewMarket Corp.	†	378	93,169
Olin Corp.		2,796	60,757
OM Group, Inc.	*	1,147	21,265
OMNOVA Solutions, Inc.	*	6,478	49,038
Penford Corp.	*	785	5,872
PolyOne Corp.		2,862	47,423
PPG Industries, Inc.		5,657	649,650
Praxair, Inc.		10,790	1,120,865
Quaker Chemical Corp.		483	22,542
RPM International, Inc.		4,832	137,905
Scotts Miracle-Gro Co. (The), Class A		1,662	72,247
Sensient Technologies Corp.		2,027	74,513
Sherwin-Williams Co. (The)		2,340	348,449
Sigma-Aldrich Corp.		3,395	244,338
Spartech Corp.	*	1,451	7,763
Stepan Co.		556	53,443
Tredegar Corp.		1,606	28,490
Valhi, Inc.		1,533	18,703
Valspar Corp.		2,240	125,664
W.R. Grace & Co.	*	4,200	248,136
Zep, Inc.		936	14,152

			12,648,446

Commercial Banks—3.2%
1st Source Corp.		1,180	26,279
Associated Banc-Corp		5,110	67,299
BancFirst Corp.		642	27,580
BancorpSouth, Inc.		3,611	53,226

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
BancTrust Financial Group, Inc.	*	1,600	$4,816
Bank of Hawaii Corp.		1,898	86,587
BB&T Corp.		24,485	811,923
BOK Financial Corp.		1,765	104,312
Boston Private Financial Holdings, Inc.	†	1,297	12,438
Bryn Mawr Bank Corp.		1,058	23,742
Capital Bank Financial Corp.	*	241	4,336
Capital City Bank Group, Inc.	*	1,113	11,842
CapitalSource, Inc.		19,650	148,947
Cardinal Financial Corp.		1,142	16,331
Cascade Bancorp	*†	219	1,156
Cathay General Bancorp		2,082	35,935
Catskill Litigation Trust	*‡d	582	—
Central Pacific Financial Corp.	*	103	1,473
Chemical Financial Corp.		1,552	37,558
CIT Group, Inc.	*	6,132	241,539
Citizens Republic Bancorp, Inc.	*	6,759	130,787
City Holding Co.	†	250	8,960
City National Corp./California		1,548	79,737
CoBiz Financial, Inc.		1,063	7,441
Comerica, Inc.		8,301	257,746
Commerce Bancshares, Inc./Missouri		2,723	109,819
Community Bank System, Inc.		1,402	39,522
Community Trust Bancorp, Inc.		665	23,631
Cullen/Frost Bankers, Inc.		2,502	143,690
CVB Financial Corp.	†	4,084	48,763
East West Bancorp, Inc.		7,969	168,305
Eastern Virginia Bankshares, Inc.	*	6,402	29,513
Fidelity Southern Corp.		1,528	14,455
Fifth Third Bancorp		34,539	535,700
Financial Institutions, Inc.		749	13,961
First BanCorp. (Puerto Rico)	*†	322	1,423
First Bancorp/North Carolina		643	7,414
First Busey Corp.		2,407	11,746
First Citizens BancShares, Inc./North Carolina, Class A		254	41,377
First Commonwealth Financial Corp.		2,619	18,464
First Financial Bancorp		1,895	32,044
First Financial Bankshares, Inc.		500	18,015
First Horizon National Corp.		8,735	84,118
First Merchants Corp.		874	13,119
First Midwest Bancorp, Inc./Illinois		2,002	25,125
First Niagara Financial Group, Inc.		10,034	81,175
First of Long Island Corp. (The)		986	30,379
FirstMerit Corp.	†	3,950	58,184
FNB Corp./Pennsylvania	†	4,685	52,519
Fulton Financial Corp.	†	6,533	64,415
Glacier Bancorp, Inc.		1,771	27,592
Guaranty Bancorp	*	5,300	10,706
Hancock Holding Co.		2,032	62,890
Hanmi Financial Corp.	*	900	11,529
Heritage Financial Corp./Washington		332	4,990
Home Bancshares, Inc./Arkansas		1,170	39,885
Huntington Bancshares, Inc./Ohio		26,837	185,175
IBERIABANK Corp.	†	966	44,243
Independent Bank Corp./Massachusetts	†	874	26,299
Independent Bank Corp./Michigan	*	208	564
International Bancshares Corp.		3,248	61,874

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
KeyCorp		27,431	$239,747
M&T Bank Corp.		3,469	330,110
MB Financial, Inc.		931	18,387
Merchants Bancshares, Inc.		571	16,873
MidSouth Bancorp, Inc.		522	8,451
MidWestOne Financial Group, Inc.		552	11,890
National Penn Bancshares, Inc.		2,758	25,125
NBT Bancorp, Inc.		1,000	22,070
Old National Bancorp/Indiana		3,552	48,343
Pacific Capital Bancorp	*	281	12,898
Pacific Premier Bancorp, Inc.	*	976	9,321
PacWest Bancorp		894	20,893
Park National Corp.	†	728	50,975
Peoples Bancorp, Inc./Ohio	†	814	18,632
Pinnacle Financial Partners, Inc.	*	1,818	35,124
PNC Financial Services Group, Inc.		20,071	1,266,480
Popular, Inc. (Puerto Rico)	*	5,380	93,773
PrivateBancorp, Inc.	†	1,200	19,188
Prosperity Bancshares, Inc.	†	2,300	98,026
Regions Financial Corp.		41,501	299,222
Republic Bancorp, Inc./Kentucky, Class A		1,603	35,186
Royal Bancshares of Pennsylvania, Inc., Class A	*	882	1,984
S&T Bancorp, Inc.		955	16,818
Sandy Spring Bancorp, Inc.		344	6,622
Shore Bancshares, Inc.		826	4,973
Signature Bank/New York	*	1,900	127,452
Simmons First National Corp., Class A	†	911	22,187
Sterling Bancorp/New York		1,476	14,642
Sterling Financial Corp./Washington		38	846
Suffolk Bancorp	*	1,100	16,126
SunTrust Banks, Inc.		19,144	541,201
Susquehanna Bancshares, Inc.		2,932	30,669
SVB Financial Group	*	1,437	86,881
Synovus Financial Corp.	†	41,667	98,751
TCF Financial Corp.		6,104	72,882
Texas Capital Bancshares, Inc.	*	2,821	140,232
Tompkins Financial Corp.		730	29,580
TowneBank/Virginia	†	1,448	22,198
Trustmark Corp.		2,435	59,268
U.S. Bancorp		73,433	2,518,752
UMB Financial Corp.	†	1,211	58,951
Umpqua Holdings Corp.		1,151	14,836
United Bankshares, Inc.	†	2,134	53,158
United Community Banks, Inc./Georgia	*	454	3,809
Valley National Bancorp	†	6,899	69,128
Washington Trust Bancorp, Inc.		500	13,135
Webster Financial Corp.		2,393	56,714
Wells Fargo & Co.		188,400	6,505,452
WesBanco, Inc.		1,699	35,186
Westamerica Bancorporation	†	1,628	76,597
Western Alliance Bancorp	*	1,400	14,280
Wintrust Financial Corp.		1,017	38,209
Zions Bancorporation		5,053	104,370

			17,881,216

Commercial Services & Supplies—0.6%
ABM Industries, Inc.		2,291	43,369
ACCO Brands Corp.	*	2,302	14,940
Avery Dennison Corp.		3,924	124,862
Brink’s Co. (The)		2,084	53,538

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Cenveo, Inc.	*†	4,741	$10,857
Cintas Corp.		2,017	83,605
Clean Harbors, Inc.	*	2,414	117,924
Consolidated Graphics, Inc.	*	776	20,246
Copart, Inc.	*	7,164	198,658
Corrections Corp. of America		5,700	190,665
Courier Corp.		424	5,181
Covanta Holding Corp.		4,185	71,814
Deluxe Corp.	†	2,098	64,115
EnergySolutions, Inc.	*	4,049	11,054
Ennis, Inc.		695	11,405
G&K Services, Inc., Class A		1,008	31,560
Geo Group, Inc. (The)		2,456	67,957
Healthcare Services Group, Inc.		5,603	128,141
Herman Miller, Inc.		3,155	61,333
HNI Corp.		2,512	64,081
Interface, Inc.		3,357	44,346
Iron Mountain, Inc.		7,146	243,750
Kimball International, Inc., Class B	†	1,500	18,330
Knoll, Inc.		2,701	37,679
McGrath RentCorp		916	23,898
Mine Safety Appliances Co.		1,444	53,818
Mobile Mini, Inc.	*	2,000	33,420
NL Industries, Inc.	†	2,111	24,255
Perma-Fix Environmental Services, Inc.	*	5,502	5,722
Pitney Bowes, Inc.	†	1,828	25,263
Portfolio Recovery Associates, Inc.	*	504	52,633
R.R. Donnelley & Sons Co.	†	8,887	94,202
Republic Services, Inc.		14,202	390,697
Rollins, Inc.		1,486	34,757
Standard Register Co. (The)	†	1,650	1,171
Steelcase, Inc., Class A		1,992	19,621
Stericycle, Inc.	*	3,138	284,052
Sykes Enterprises, Inc.	*	1,423	19,125
Tetra Tech, Inc.	*	2,114	55,514
TRC Cos., Inc.	*	327	2,459
United Stationers, Inc.		2,556	66,507
Viad Corp.		937	19,546
Virco Manufacturing Corp.	*	799	1,894
Waste Connections, Inc.		3,543	107,176
Waste Management, Inc.		9,462	303,541

			3,338,681

Communications Equipment—1.9%
ADTRAN, Inc.	†	3,197	55,244
Alliance Fiber Optic Products, Inc.	*	963	8,657
Anaren, Inc.	*	813	16,252
Arris Group, Inc.	*	3,613	46,210
Aruba Networks, Inc.	*†	2,125	47,781
Aviat Networks, Inc.	*	2,182	5,193
Black Box Corp.		865	22,066
Blonder Tongue Laboratories, Inc.	*	2,285	2,422
Brocade Communications Systems, Inc.	*	14,008	82,857
CalAmp Corp.	*	550	4,515
Ciena Corp.	*†	5,950	80,920
Cisco Systems, Inc.		206,501	3,942,104
Comtech Telecommunications Corp.	†	1,350	37,314
Digi International, Inc.	*	1,976	20,076
Ditech Networks, Inc.	*	1,360	1,931
EchoStar Corp., Class A	*	1,877	53,795
Emcore Corp.	*†	306	1,726
Emulex Corp.	*	3,408	24,572

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Extreme Networks, Inc.	*	4,491	$15,000
F5 Networks, Inc.	*	2,664	278,921
Finisar Corp.	*†	856	12,241
Harmonic, Inc.	*	2,820	12,803
Harris Corp.		3,891	199,297
Infinera Corp.	*†	4,191	22,967
InterDigital, Inc.	†	2,803	104,496
Ixia	*	2,330	37,443
JDS Uniphase Corp.	*	7,444	92,194
Juniper Networks, Inc.	*	17,553	300,332
KVH Industries, Inc.	*	375	5,059
Motorola Solutions, Inc.		12,061	609,684
NETGEAR, Inc.	*	1,206	45,997
Numerex Corp., Class A	*	1,800	20,394
Oclaro, Inc.	*	363	980
Oplink Communications, Inc.	*	758	12,537
Optical Cable Corp.		240	1,097
Parkervision, Inc.	*	1,052	2,462
Performance Technologies, Inc.	*	793	1,078
Plantronics, Inc.	†	1,826	64,513
Polycom, Inc.	*	8,354	82,454
Powerwave Technologies, Inc.	*†	486	296
QUALCOMM, Inc.		63,004	3,937,120
Riverbed Technology, Inc.	*	3,698	86,052
Sonus Networks, Inc.	*	10,700	20,116
Sycamore Networks, Inc.	*	991	15,261
Tellabs, Inc.		19,143	67,766
UTStarcom Holdings Corp. (China)	*	4,555	4,692
ViaSat, Inc.	*	1,190	44,482
Westell Technologies, Inc., Class A	*	1,821	3,897
Zoom Technologies, Inc. (China)	*†	542	488

			10,555,754

Computers & Peripherals—4.9%
3D Systems Corp.	*†	2,316	76,081
Apple, Inc.		32,927	21,970,870
Avid Technology, Inc.	*†	1,448	13,698
Concurrent Computer Corp.		190	853
Cray, Inc.	*	714	9,068
Dataram Corp.	*	1,175	728
Dell, Inc.		58,645	578,240
Diebold, Inc.		3,079	103,793
Dot Hill Systems Corp.	*	1,396	1,494
Electronics for Imaging, Inc.	*	2,638	43,817
EMC Corp.	*	74,289	2,025,861
Hewlett-Packard Co.		74,642	1,273,392
Hutchinson Technology, Inc.	*†	1,149	1,999
iGO, Inc.	*	674	263
Imation Corp.	*	1,564	8,743
Intermec, Inc.	*	2,374	14,743
Lexmark International, Inc., Class A	†	1,492	33,197
NCR Corp.	*	7,848	182,937
NetApp, Inc.	*	11,382	374,240
Novatel Wireless, Inc.	*	1,358	2,689
Overland Storage, Inc.	*	160	275
Presstek, Inc.	*	945	463
QLogic Corp.	*	3,731	42,608
Quantum Corp.	*	6,681	10,756
SanDisk Corp.	*	8,969	389,524
Silicon Graphics International Corp.	*†	1,843	16,771
STEC, Inc.	*	1,255	8,471
Stratasys, Inc.	*†	1,782	96,941
Synaptics, Inc.	*†	1,586	38,096
TransAct Technologies, Inc.	*	888	6,447

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Western Digital Corp.		8,356	$323,628

			27,650,686

Construction & Engineering—0.3%
AECOM Technology Corp.	*	3,236	68,474
Aegion Corp.	*	1,223	23,433
Comfort Systems USA, Inc.	†	2,179	23,816
Dycom Industries, Inc.	*	2,076	29,853
EMCOR Group, Inc.		2,908	82,994
Fluor Corp.		4,946	278,361
Furmanite Corp.	*†	1,100	6,248
Granite Construction, Inc.		1,889	54,252
Jacobs Engineering Group, Inc.	*	4,968	200,856
KBR, Inc.		6,464	192,757
Layne Christensen Co.	*	510	10,001
MasTec, Inc.	*†	2,049	40,365
Quanta Services, Inc.	*	8,861	218,867
Shaw Group, Inc. (The)	*	2,182	95,179
Tutor Perini Corp.	*	960	10,982
URS Corp.		2,934	103,600

			1,440,038

Construction Materials—0.1%
Eagle Materials, Inc.		2,083	96,360
Headwaters, Inc.	*	2,095	13,785
Martin Marietta Materials, Inc.		494	40,938
Texas Industries, Inc.	*†	1,116	45,365
Vulcan Materials Co.		3,605	170,516

			366,964

Consumer Finance—0.7%
American Express Co.		34,754	1,976,112
Capital One Financial Corp.		18,869	1,075,722
Cash America International, Inc.		685	26,420
CompuCredit Holdings Corp.	*	24	89
Discover Financial Services		18,027	716,213
Ezcorp, Inc., Class A	*	2,031	46,571
First Marblehead Corp. (The)	*†	2,764	2,902
Nelnet, Inc., Class A		481	11,419
SLM Corp.		20,100	315,972
World Acceptance Corp.	*†	639	43,101

			4,214,521

Containers & Packaging—0.2%
AEP Industries, Inc.	*†	372	22,539
AptarGroup, Inc.	†	3,130	161,852
Ball Corp.		6,557	277,427
Bemis Co., Inc.		1,316	41,415
Crown Holdings, Inc.	*	3,283	120,650
Greif, Inc., Class A		852	37,641
Myers Industries, Inc.		1,716	26,804
Owens-Illinois, Inc.	*	6,064	113,761
Packaging Corp. of America		4,339	157,506
Rock-Tenn Co., Class A		1,450	104,661
Sealed Air Corp.		2,704	41,804
Silgan Holdings, Inc.		908	39,507
Sonoco Products Co.		3,353	103,909

			1,249,476

Distributors—0.1%
Genuine Parts Co.		3,417	208,539
LKQ Corp.	*	14,000	259,000
Pool Corp.		2,434	101,206
VOXX International Corp.	*	1,218	9,111

			577,856

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Diversified Consumer Services—0.2%
American Public Education, Inc.	*†	698	$25,428
Apollo Group, Inc., Class A	*	5,209	151,321
Ascent Capital Group, Inc., Class A	*	545	29,435
Career Education Corp.	*	4,167	15,710
Coinstar, Inc.	*†	1,075	48,354
Corinthian Colleges, Inc.	*†	3,624	8,625
DeVry, Inc.		2,980	67,825
H&R Block, Inc.		11,402	197,597
Hillenbrand, Inc.		1,576	28,667
ITT Educational Services, Inc.	*†	1,873	60,367
Learning Tree International, Inc.	*	766	3,899
Matthews International Corp., Class A		1,052	31,371
Regis Corp.	†	1,818	33,415
School Specialty, Inc.	*	854	1,964
Service Corp. International		11,775	158,491
Sotheby’s	†	2,623	82,624
Steiner Leisure Ltd. (Bahamas)	*	1,503	69,965
Stewart Enterprises, Inc., Class A		4,115	34,545
Strayer Education, Inc.	†	551	35,457
Universal Technical Institute, Inc.		418	5,727
Weight Watchers International, Inc.	†	1,826	96,413

			1,187,200

Diversified Financial Services—2.7%
Bank of America Corp.		407,057	3,594,313
Citigroup, Inc.		111,256	3,640,296
CME Group, Inc.		13,490	772,977
Interactive Brokers Group, Inc., Class A		1,570	22,012
IntercontinentalExchange, Inc.	*	2,776	370,346
JPMorgan Chase & Co.		144,036	5,830,577
Leucadia National Corp.		6,084	138,411
Moody’s Corp.		6,057	267,538
MSCI, Inc.	*	3,439	123,082
NASDAQ OMX Group, Inc. (The)		5,431	126,515
NYSE Euronext		9,567	235,827
PHH Corp.	*†	2,212	45,014
PICO Holdings, Inc.	*	1,150	26,243
Resource America, Inc., Class A		1,287	8,803

			15,201,954

Diversified Telecommunication Services—2.6%
8x8, Inc.	*	3,048	19,995
Alaska Communications Systems Group, Inc.	†	2,850	6,441
AT&T, Inc.		220,451	8,311,003
CenturyLink, Inc.		19,640	793,456
Cincinnati Bell, Inc.	*†	35,531	202,527
Cogent Communications Group, Inc.		2,886	66,349
Consolidated Communications Holdings, Inc.		80	1,375
Frontier Communications Corp.	†	39,354	192,834
General Communication, Inc., Class A	*	2,516	24,657
HickoryTech Corp.		651	6,887
IDT Corp., Class B		1,600	16,432
Level 3 Communications, Inc.	*†	3,878	89,078
Lumos Networks Corp.		1,350	10,611
Premiere Global Services, Inc.	*†	2,174	20,327
tw telecom inc.	*	1,928	50,263
Verizon Communications, Inc.		105,621	4,813,149

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Windstream Corp.	†	21,003	$212,340

			14,837,724

Electric Utilities—1.9%
ALLETE, Inc.		1,243	51,883
American Electric Power Co., Inc.		17,879	785,603
Cleco Corp.		2,109	88,536
Duke Energy Corp.		25,126	1,628,165
Edison International		12,222	558,423
El Paso Electric Co.		1,748	59,869
Empire District Electric Co. (The)		1,197	25,795
Entergy Corp.		5,441	377,061
Exelon Corp.		31,466	1,119,560
FirstEnergy Corp.		12,192	537,667
Great Plains Energy, Inc.		3,450	76,797
Hawaiian Electric Industries, Inc.		3,066	80,667
IDACORP, Inc.		1,515	65,554
ITC Holdings Corp.		1,539	116,318
MGE Energy, Inc.		1,559	82,612
NextEra Energy, Inc.		16,813	1,182,458
Northeast Utilities		10,939	418,198
NV Energy, Inc.		7,959	143,342
OGE Energy Corp.		3,358	186,235
Otter Tail Corp.		1,095	26,127
Pepco Holdings, Inc.	†	7,066	133,547
Pinnacle West Capital Corp.		3,789	200,059
PNM Resources, Inc.		2,169	45,614
Portland General Electric Co.		1,100	29,744
PPL Corp.		16,345	474,822
Southern Co.		31,134	1,434,966
UIL Holdings Corp.		1,496	53,647
Unitil Corp.		420	11,432
UNS Energy Corp.		1,571	65,762
Westar Energy, Inc.		4,032	119,589
Xcel Energy, Inc.		16,552	458,656

			10,638,708

Electrical Equipment—0.6%
Active Power, Inc.	*	1,093	874
Acuity Brands, Inc.		1,873	118,542
American Superconductor Corp.	*†	1,147	4,760
AMETEK, Inc.		9,526	337,697
AZZ, Inc.		3,164	120,169
Babcock & Wilcox Co. (The)	*	5,852	149,051
Belden, Inc.		1,894	69,851
Brady Corp., Class A		2,402	70,331
Capstone Turbine Corp.	*†	34,249	34,249
Emerson Electric Co.		26,374	1,273,073
Encore Wire Corp.		1,400	40,964
Franklin Electric Co., Inc.		902	54,562
FuelCell Energy, Inc.	*†	93,986	82,708
General Cable Corp.	*	3,772	110,821
GrafTech International Ltd.	*	3,487	31,348
Hubbell, Inc., Class B		2,078	167,778
II-VI, Inc.	*†	1,364	25,943
LSI Industries, Inc.		1,083	7,299
Magnetek, Inc.	*	140	1,576
Orbit International Corp.	*	2,812	9,223
Powell Industries, Inc.	*	1,045	40,410
Regal-Beloit Corp.		1,272	89,651
Rockwell Automation, Inc.		4,331	301,221
Roper Industries, Inc.		2,980	327,472
Ultralife Corp.	*	416	1,294
Universal Security Instruments, Inc.	*	1,866	8,210

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Vicor Corp.	*	1,380	$9,205

			3,488,282

Electronic Equipment, Instruments & Components—0.6%
Agilysys, Inc.	*	1,335	11,481
Amphenol Corp., Class A		5,423	319,306
Anixter International, Inc.		1,723	99,004
Arrow Electronics, Inc.	*	4,585	154,560
Avnet, Inc.	*	5,129	149,203
AVX Corp.		2,270	21,769
Badger Meter, Inc.	†	1,134	41,266
Benchmark Electronics, Inc.	*	2,520	38,480
Brightpoint, Inc.	*	2,358	21,175
Checkpoint Systems, Inc.	*	1,441	11,931
Cognex Corp.		2,023	69,955
Coherent, Inc.	*	1,348	61,819
Corning, Inc.		52,776	694,004
CTS Corp.		1,580	15,911
Daktronics, Inc.		927	8,816
Dolby Laboratories, Inc., Class A	*	1,370	44,867
DTS, Inc.	*	755	17,576
Echelon Corp.	*†	1,769	6,793
Electro Rent Corp.		950	16,806
Electro Scientific Industries, Inc.		1,421	17,365
FARO Technologies, Inc.	*	453	18,718
FEI Co.		1,368	73,188
FLIR Systems, Inc.		5,608	112,020
Frequency Electronics, Inc.	*	821	7,020
ID Systems, Inc.	*	2,016	11,612
Identive Group, Inc.	*	1,494	1,285
Ingram Micro, Inc., Class A	*	1,030	15,687
Insight Enterprises, Inc.	*	2,054	35,904
Iteris, Inc.	*	4,263	6,480
Itron, Inc.	*	955	41,208
Jabil Circuit, Inc.		8,287	155,133
Lightpath Technologies, Inc., Class A	*†	1,526	1,518
Littelfuse, Inc.		909	51,395
LRAD Corp.	*†	3,686	5,087
Maxwell Technologies, Inc.	*	370	3,004
Mercury Computer Systems, Inc.	*	963	10,227
Mesa Laboratories, Inc.		1,200	58,056
Methode Electronics, Inc.		1,383	13,429
Molex, Inc.	†	1,611	42,337
MTS Systems Corp.		1,342	71,864
National Instruments Corp.		5,121	128,896
Newport Corp.	*	1,614	17,851
OSI Systems, Inc.	*	867	67,487
Park Electrochemical Corp.		1,086	26,965
PC Connection, Inc.		854	9,830
Planar Systems, Inc.	*	785	1,060
Plexus Corp.	*	1,884	57,066
Power-One, Inc.	*†	3,459	19,370
Pulse Electronics Corp.		1,866	1,530
Radisys Corp.	*	961	3,460
Research Frontiers, Inc.	*†	752	3,346
Rofin-Sinar Technologies, Inc.	*	2,200	43,406
Rogers Corp.	*	803	34,015
Sanmina-SCI Corp.	*	3,577	30,369
ScanSource, Inc.	*	1,126	36,055
Sigmatron International, Inc.	*	282	1,227
SYNNEX Corp.	*	104	3,388
Tech Data Corp.	*	2,057	93,182
Trimble Navigation Ltd.	*	4,318	205,796

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
TTM Technologies, Inc.	*†	1,639	$15,456
Universal Display Corp.	*†	1,350	46,413
Vishay Intertechnology, Inc.	*†	6,172	60,671
Vishay Precision Group, Inc.	*	440	6,151
Wayside Technology Group, Inc.		1,787	22,284
Zygo Corp.	*	967	17,686

			3,510,219

Energy Equipment & Services—1.8%
Atwood Oceanics, Inc.	*	1,298	58,994
Baker Hughes, Inc.		13,177	595,996
Basic Energy Services, Inc.	*	1,600	17,952
Bristow Group, Inc.		982	49,640
Cal Dive International, Inc.	*†	4,816	7,368
Cameron International Corp.	*	9,319	522,516
CARBO Ceramics, Inc.	†	1,137	71,540
Dawson Geophysical Co.	*	924	23,340
Diamond Offshore Drilling, Inc.		1,577	103,782
Dresser-Rand Group, Inc.	*	2,924	161,142
Dril-Quip, Inc.	*	880	63,254
Exterran Holdings, Inc.	*†	2,465	49,990
FMC Technologies, Inc.	*	8,237	381,373
Gulfmark Offshore, Inc., Class A	*	1,000	33,040
Halliburton Co.		32,022	1,078,821
Helix Energy Solutions Group, Inc.	*	3,853	70,394
Helmerich & Payne, Inc.	†	3,926	186,917
Hercules Offshore, Inc.	*	5,226	25,503
Hornbeck Offshore Services, Inc.	*†	1,800	65,970
ION Geophysical Corp.	*	6,136	42,584
Key Energy Services, Inc.	*	7,257	50,799
Lufkin Industries, Inc.	†	2,000	107,640
Matrix Service Co.	*	468	4,947
McDermott International, Inc.	*	11,704	143,023
Mitcham Industries, Inc.	*	1,100	17,523
Nabors Industries Ltd. (Bermuda)	*	10,988	154,162
National Oilwell Varco, Inc.		16,517	1,323,177
Newpark Resources, Inc.	*†	3,484	25,816
Oceaneering International, Inc.		4,464	246,636
Oil States International, Inc.	*	2,026	160,986
OYO Geospace Corp.	*	550	67,326
Parker Drilling Co.	*	3,755	15,884
Patterson-UTI Energy, Inc.	†	6,712	106,318
PHI, Inc.	*	774	24,350
Pioneer Energy Services Corp.	*	2,700	21,033
Rowan Cos. plc, Class A	*	3,918	132,311
Schlumberger Ltd.		52,043	3,764,270
SEACOR Holdings, Inc.	*	713	59,436
Superior Energy Services, Inc.	*	4,034	82,778
Tesco Corp.	*	3,185	34,016
TETRA Technologies, Inc.	*	2,352	14,230
Tidewater, Inc.		78	3,785
Unit Corp.	*	1,702	70,633

			10,241,195

Food & Staples Retailing—2.1%
Andersons, Inc. (The)	†	700	26,362
Arden Group, Inc., Class A		260	25,225
Casey’s General Stores, Inc.		1,608	91,881
Costco Wholesale Corp.		13,209	1,322,551
CVS Caremark Corp.		46,763	2,264,265
Harris Teeter Supermarkets, Inc.		1,967	76,398
Kroger Co. (The)		14,687	345,732
Nash Finch Co.		674	13,763
Pantry, Inc. (The)	*	1,200	17,460

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Rite Aid Corp.	*	25,982	$30,399
Safeway, Inc.	†	8,825	141,994
SUPERVALU, Inc.	†	8,154	19,651
Sysco Corp.		22,511	703,919
United Natural Foods, Inc.	*†	1,912	111,757
Walgreen Co.		31,202	1,137,001
Wal-Mart Stores, Inc.		63,901	4,715,894
Weis Markets, Inc.		382	16,170
Whole Foods Market, Inc.		5,036	490,506

			11,550,928

Food Products—1.6%
Archer-Daniels-Midland Co.		23,265	632,343
Bunge Ltd.		4,700	315,135
Campbell Soup Co.	†	5,629	196,002
Chiquita Brands International, Inc.	*†	2,150	16,426
ConAgra Foods, Inc.		14,190	391,502
Darling International, Inc.	*	3,150	57,614
Dean Foods Co.	*	6,281	102,694
Farmer Bros. Co.	*†	930	8,844
Flowers Foods, Inc.		6,210	125,318
Fresh Del Monte Produce, Inc.		567	14,515
General Mills, Inc.		21,313	849,323
Green Mountain Coffee Roasters, Inc.	*†	4,435	105,331
Griffin Land & Nurseries, Inc.	†	650	21,925
H.J. Heinz Co.		10,532	589,265
Hain Celestial Group, Inc. (The)	*	1,426	89,838
Hershey Co. (The)		6,664	472,411
Hillshire Brands Co.		4,327	115,877
Hormel Foods Corp.	†	6,390	186,844
Ingredion, Inc.		3,164	174,526
Inventure Foods, Inc.	*	5,272	29,998
J&J Snack Foods Corp.		761	43,628
J.M. Smucker Co. (The)		4,592	396,427
Kellogg Co.		8,673	448,047
Kraft Foods, Inc., Class A		59,086	2,443,206
Lancaster Colony Corp.		1,389	101,744
McCormick & Co., Inc.		4,101	254,426
Mead Johnson Nutrition Co.		4,802	351,891
Post Holdings, Inc.	*	1,156	34,749
Ralcorp Holdings, Inc.	*	2,312	168,776
Sanderson Farms, Inc.	†	864	38,336
Smithfield Foods, Inc.	*	4,682	92,001
Snyders-Lance, Inc.		1,370	34,250
Tootsie Roll Industries, Inc.	†	661	17,834
TreeHouse Foods, Inc.	*	1,256	65,940
Tyson Foods, Inc., Class A		10,231	163,901

			9,150,887

Gas Utilities—0.3%
AGL Resources, Inc.		3,698	151,285
Atmos Energy Corp.		2,732	97,778
Chesapeake Utilities Corp.		949	44,945
Delta Natural Gas Co., Inc.		760	14,714
Laclede Group, Inc. (The)		1,025	44,075
National Fuel Gas Co.		3,639	196,652
New Jersey Resources Corp.		1,681	76,855
Northwest Natural Gas Co.	†	1,183	58,251
ONEOK, Inc.		7,816	377,591
Piedmont Natural Gas Co., Inc.	†	2,740	88,995
Questar Corp.		7,412	150,686
South Jersey Industries, Inc.		2,014	106,601
Southwest Gas Corp.		1,252	55,338

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
UGI Corp.		2,720	$86,360
WGL Holdings, Inc.		2,315	93,179

			1,643,305

Health Care Equipment & Supplies—1.7%
Abaxis, Inc.	*	749	26,904
ABIOMED, Inc.	*†	886	18,597
Alere, Inc.	*	3,011	58,684
Align Technology, Inc.	*†	2,449	90,540
Analogic Corp.		593	46,355
Baxter International, Inc.		19,308	1,163,500
Becton Dickinson and Co.		7,370	578,987
Biolase, Inc.	*†	813	1,390
Boston Scientific Corp.	*	53,540	307,320
C.R. Bard, Inc.		2,876	300,973
CareFusion Corp.	*	6,833	193,989
Cerus Corp.	*†	1,010	3,434
Conceptus, Inc.	*	1,047	21,265
CONMED Corp.		1,362	38,817
Cooper Cos., Inc. (The)		1,627	153,686
CryoLife, Inc.		937	6,297
Cyberonics, Inc.	*	956	50,114
DENTSPLY International, Inc.	†	5,668	216,178
Edwards Lifesciences Corp.	*	4,494	482,521
Greatbatch, Inc.	*	942	22,919
Haemonetics Corp.	*	1,157	92,791
Hill-Rom Holdings, Inc.		1,576	45,799
Hologic, Inc.	*	9,792	198,190
ICU Medical, Inc.	*†	605	36,590
IDEXX Laboratories, Inc.	*†	1,985	197,210
Integra LifeSciences Holdings Corp.	*	1,190	48,909
Intuitive Surgical, Inc.	*	1,260	624,494
Invacare Corp.		1,333	18,849
Masimo Corp.	*†	1,500	36,270
Medtronic, Inc.		39,854	1,718,504
Meridian Bioscience, Inc.	†	1,158	22,210
Merit Medical Systems, Inc.	*	3,149	47,015
NuVasive, Inc.	*	990	22,681
OraSure Technologies, Inc.	*	1,687	18,759
Palomar Medical Technologies, Inc.	*	1,116	10,535
ResMed, Inc.	†	6,068	245,572
RTI Biologics, Inc.	*	807	3,365
Spectranetics Corp.	*	1,045	15,414
St. Jude Medical, Inc.		11,448	482,304
Staar Surgical Co.	*	848	6,411
STERIS Corp.		2,777	98,500
Stryker Corp.	†	10,105	562,444
SurModics, Inc.	*	9	182
Teleflex, Inc.		1,322	91,006
Theragenics Corp.	*	488	839
ThermoGenesis Corp.	*	1,079	1,165
Thoratec Corp.	*	2,306	79,788
Urologix, Inc.	*†	1,050	819
Varian Medical Systems, Inc.	*	4,761	287,184
Volcano Corp.	*	1,970	56,283
West Pharmaceutical Services, Inc.		1,704	90,431
Wright Medical Group, Inc.	*	1,309	28,942
Young Innovations, Inc.		677	26,471
Zimmer Holdings, Inc.		6,941	469,350

			9,467,746

Health Care Providers & Services—2.1%
Aetna, Inc.		12,020	475,992
Alliance HealthCare Services, Inc.	*	1,429	2,015

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
				Shares	Value
COMMON STOCKS—(Continued)
Almost Family, Inc.		*		422	$8,980
Amedisys, Inc.		*	†	1,698	23,449
AMERIGROUP Corp.		*		1,157	105,784
AmerisourceBergen Corp.				11,686	452,365
AMN Healthcare Services, Inc.		*		1,507	15,160
Amsurg Corp.		*		1,423	40,385
BioScrip, Inc.		*		1,095	9,975
Brookdale Senior Living, Inc.		*		2,200	51,084
Cardinal Health, Inc.				13,667	532,603
CardioNet, Inc.		*		1,151	2,901
Catamaran Corp.		*		1,202	117,760
Centene Corp.		*		1,972	73,773
Chemed Corp.	†			1,162	80,515
Chindex International, Inc.		*	†	822	8,491
Cigna Corp.				7,259	342,407
Community Health Systems, Inc.		*		4,282	124,777
Coventry Health Care, Inc.				5,198	216,705
Cross Country Healthcare, Inc.		*		1,339	6,320
DaVita, Inc.		*		3,507	363,360
Express Scripts Holding Co.		*		30,253	1,895,955
Gentiva Health Services, Inc.		*		1,474	16,686
Hanger, Inc.		*		1,083	30,898
HCA Holdings, Inc.				3,319	110,357
Health Management Associates, Inc., Class A		*		9,953	83,506
Health Net, Inc.		*		3,209	72,235
Healthways, Inc.		*		1,362	15,949
Henry Schein, Inc.		*		3,652	289,494
HMS Holdings Corp.		*		4,230	141,409
Humana, Inc.				4,622	324,233
Kindred Healthcare, Inc.		*		2,148	24,444
Laboratory Corp. of America Holdings		*		3,138	290,171
Landauer, Inc.				598	35,713
LCA-Vision, Inc.		*		616	2,489
LifePoint Hospitals, Inc.		*		2,149	91,934
Magellan Health Services, Inc.		*		1,400	72,254
McKesson Corp.				9,930	854,278
MEDNAX, Inc.		*	†	2,182	162,450
National Healthcare Corp.				431	20,576
National Research Corp.				1,250	62,837
Omnicare, Inc.				4,277	145,290
Owens & Minor, Inc.	†			2,434	72,728
Patterson Cos., Inc.				5,546	189,895
PDI, Inc.		*		703	5,603
PharMerica Corp.		*		1,365	17,281
PSS World Medical, Inc.		*		3,574	81,416
Psychemedics Corp.				302	3,669
Quest Diagnostics, Inc.				3,899	247,314
Sun Healthcare Group, Inc.		*		694	5,875
Sunrise Senior Living, Inc.		*		1,950	27,826
Tenet Healthcare Corp.		*		19,289	120,942
U.S. Physical Therapy, Inc.				1,300	35,919
UnitedHealth Group, Inc.				37,545	2,080,368
Universal American Corp.		*		1,812	16,743
Universal Health Services, Inc., Class B				2,466	112,770
VCA Antech, Inc.		*		3,442	67,911
WellCare Health Plans, Inc.		*		1,500	84,825
WellPoint, Inc.				12,343	716,017

					11,685,061

Health Care Technology—0.1%
Allscripts Healthcare Solutions, Inc.		*		4,515	56,121

Vantagepoint Broad Market Index Fund
				Shares	Value
COMMON STOCKS—(Continued)
Authentidate Holding Corp.		*		511	$654
Cerner Corp.		*		6,088	471,272
Mediware Information Systems, Inc.		*		1,088	23,838
Omnicell, Inc.		*		783	10,884
Quality Systems, Inc.				1,536	28,493

					591,262

Hotels, Restaurants & Leisure—2.1%
Ameristar Casinos, Inc.				300	5,340
Bally Technologies, Inc.		*		1,971	97,348
Biglari Holdings, Inc.		*		63	22,999
Bob Evans Farms, Inc.				1,465	57,325
Boyd Gaming Corp.		*	†	2,619	18,490
Brinker International, Inc.				2,003	70,706
Buffalo Wild Wings, Inc.		*	†	867	74,337
Carnival Corp.				11,468	417,894
CEC Entertainment, Inc.				1,614	48,614
Cheesecake Factory, Inc. (The)				3,444	123,123
Chipotle Mexican Grill, Inc.		*		1,003	318,493
Choice Hotels International, Inc.				1,616	51,696
Churchill Downs, Inc.				638	40,015
Cracker Barrel Old Country Store, Inc.				2,120	142,273
Darden Restaurants, Inc.	†			3,930	219,098
DineEquity, Inc.		*		1,079	60,424
Dover Downs Gaming & Entertainment, Inc.				1,710	4,258
Dover Motorsports, Inc.		*		1,645	2,287
Gaylord Entertainment Co. REIT		*		1,772	70,047
International Game Technology	†			7,153	93,633
International Speedway Corp., Class A				1,190	33,760
Interval Leisure Group, Inc.				1,886	35,702
Isle of Capri Casinos, Inc.		*		1,250	8,687
Jack in the Box, Inc.		*		2,874	80,788
Krispy Kreme Doughnuts, Inc.		*		2,573	20,404
Las Vegas Sands Corp.				18,613	863,085
Life Time Fitness, Inc.		*	†	1,774	81,143
Marcus Corp.	†			1,505	16,705
Marriott International, Inc., Class A	†			10,755	420,520
Marriott Vacations Worldwide Corp.		*		1,075	38,721
McDonald’s Corp.				37,036	3,398,053
MGM Resorts International		*		8,952	96,234
Morgans Hotel Group Co.		*		2,300	14,766
Multimedia Games Holding Co., Inc.		*		1,202	18,907
Orient-Express Hotels Ltd., Class A (Bermuda)		*		1,577	14,035
Panera Bread Co., Class A		*		1,250	213,612
Papa John’s International, Inc.		*		1,610	85,990
Peet’s Coffee & Tea, Inc.		*		637	46,718
Penn National Gaming, Inc.		*		2,586	111,457
Pinnacle Entertainment, Inc.		*		1,629	19,955
Red Robin Gourmet Burgers, Inc.		*		692	22,532
Royal Caribbean Cruises Ltd.				7,613	229,989
Ruby Tuesday, Inc.		*		2,816	20,416
Scientific Games Corp., Class A		*		2,517	20,816
Shuffle Master, Inc.		*	†	1,527	24,142
Sonic Corp.		*		3,730	38,307
Speedway Motorsports, Inc.				149	2,295
Starbucks Corp.				24,221	1,229,216
Starwood Hotels & Resorts Worldwide, Inc.				7,939	460,144

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Texas Roadhouse, Inc.		3,070	$52,497
Vail Resorts, Inc.	†	1,491	85,956
Wendy’s Co. (The)	†	25,109	114,246
WMS Industries, Inc.	*	564	9,238
Wyndham Worldwide Corp.		6,992	366,940
Wynn Resorts Ltd.		2,554	294,834
Yum! Brands, Inc.		14,951	991,849

			11,521,059

Household Durables—0.4%
American Greetings Corp., Class A	†	2,760	46,368
Bassett Furniture Industries, Inc.		1,139	14,181
Beazer Homes USA, Inc.	*†	34,087	121,009
Blyth, Inc.		920	23,911
D.R. Horton, Inc.	†	3,903	80,558
Ethan Allen Interiors, Inc.	†	1,551	33,998
Furniture Brands International, Inc.	*	2,341	3,394
Harman International Industries, Inc.		2,728	125,924
Helen of Troy Ltd. (Bermuda)	*	1,333	42,429
Hovnanian Enterprises, Inc., Class A	*†	15,517	53,689
Jarden Corp.		2,055	108,586
KB Home	†	3,248	46,609
Kid Brands, Inc.	*	1,156	1,769
La-Z-Boy, Inc.	*	2,404	35,171
Leggett & Platt, Inc.		2,928	73,346
Lennar Corp., Class A	†	5,675	197,320
M/I Homes, Inc.	*	610	11,797
MDC Holdings, Inc.		1,091	42,014
Meritage Homes Corp.	*	1,300	49,439
Mohawk Industries, Inc.	*	868	69,457
NACCO Industries, Inc., Class A		309	38,752
Newell Rubbermaid, Inc.		3,792	72,389
NVR, Inc.	*	112	94,584
PulteGroup, Inc.	*	13,539	209,855
Ryland Group, Inc. (The)		1,852	55,560
Skyline Corp.	*	720	3,895
Standard Pacific Corp.	*†	2,568	17,360
Tempur-Pedic International, Inc.	*	1,346	40,232
Toll Brothers, Inc.	*†	4,132	137,306
Tupperware Brands Corp.		2,427	130,063
Universal Electronics, Inc.	*	639	11,234
Whirlpool Corp.		1,858	154,047

			2,146,246

Household Products—1.9%
Central Garden and Pet Co., Class A	*	1,230	14,859
Church & Dwight Co., Inc.		5,138	277,401
Clorox Co. (The)		4,503	324,441
Colgate-Palmolive Co.		16,371	1,755,299
Energizer Holdings, Inc.		1,856	138,476
Kimberly-Clark Corp.		13,185	1,131,009
Procter & Gamble Co. (The)		102,376	7,100,799
WD-40 Co.		949	49,955

			10,792,239

Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)	*	26,935	295,477
Calpine Corp.	*	16,000	276,800
CollabRx, Inc.	*	62	219
Genie Energy Ltd., Class B		1,600	11,472
GenOn Energy, Inc.	*	15,396	38,952

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
NRG Energy, Inc.		8,000	$171,120

			794,040

Industrial Conglomerates—2.2%
3M Co.		24,174	2,234,161
Carlisle Cos., Inc.		2,452	127,308
Danaher Corp.		16,656	918,579
General Electric Co.		395,685	8,986,006
Seaboard Corp.	*	18	40,682
Standex International Corp.	†	724	32,182

			12,338,918

Insurance—3.4%
Aflac, Inc.		19,465	931,984
Alleghany Corp.	*	66	22,766
Allstate Corp. (The)		18,288	724,388
Alterra Capital Holdings Ltd. (Bermuda)		1,915	45,845
American Equity Investment Life Holding Co.	†	4,302	50,032
American Financial Group, Inc.		2,657	100,700
American International Group, Inc.	*	14,067	461,257
American National Insurance Co.		945	67,879
Arch Capital Group Ltd. (Bermuda)	*	4,284	178,557
Argo Group International Holdings Ltd. (Bermuda)		899	29,119
Arthur J. Gallagher & Co.		3,230	115,699
Aspen Insurance Holdings Ltd. (Bermuda)		3,512	107,081
Assurant, Inc.		1,358	50,653
Assured Guaranty Ltd. (Bermuda)		7,538	102,668
Axis Capital Holdings Ltd. (Bermuda)		5,691	198,730
Baldwin & Lyons, Inc., Class B		945	22,595
Berkshire Hathaway, Inc., Class B	*	68,409	6,033,674
Brown & Brown, Inc.		5,036	131,289
Chubb Corp. (The)		8,118	619,241
Cincinnati Financial Corp.		6,036	228,704
CNA Financial Corp.		1,422	38,110
CNO Financial Group, Inc.		6,600	63,690
Crawford & Co., Class B	†	1,891	9,474
EMC Insurance Group, Inc.		341	7,161
Employers Holdings, Inc.		2,770	50,774
Endurance Specialty Holdings Ltd. (Bermuda)		2,698	103,873
Erie Indemnity Co., Class A		1,023	65,748
Everest Re Group Ltd. (Bermuda)		2,468	263,977
FBL Financial Group, Inc., Class A		1,275	42,330
Fidelity National Financial, Inc., Class A		8,236	176,168
First American Financial Corp.		3,159	68,456
Genworth Financial, Inc., Class A	*	16,181	84,627
Hanover Insurance Group, Inc. (The)		2,346	87,412
Hartford Financial Services Group, Inc.		15,915	309,388
HCC Insurance Holdings, Inc.		3,999	135,526
Hilltop Holdings, Inc.	*	1,180	14,998
Horace Mann Educators Corp.		2,000	36,220
Independence Holding Co.		1,056	10,634
Infinity Property & Casualty Corp.		810	48,916
Kansas City Life Insurance Co.		902	34,754
Kemper Corp.		1,906	58,533
Lincoln National Corp.		10,899	263,647

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Loews Corp.		6,027	$248,674
Markel Corp.	*	152	69,690
Marsh & McLennan Cos., Inc.		15,676	531,887
MBIA, Inc.	*	5,212	52,798
Mercury General Corp.		1,109	42,863
MetLife, Inc.		32,137	1,107,441
Montpelier Re Holdings Ltd. (Bermuda)		3,734	82,633
National Financial Partners Corp.	*	1,495	25,266
Navigators Group, Inc. (The)	*	938	46,173
Old Republic International Corp.		10,195	94,813
PartnerRe Ltd. (Bermuda)		2,300	170,844
Phoenix Cos., Inc. (The)	*	210	6,441
Platinum Underwriters Holdings
Ltd. (Bermuda)		2,734	111,739
Presidential Life Corp.		1,144	15,936
Principal Financial Group, Inc.		10,891	293,404
ProAssurance Corp.		1,647	148,955
Progressive Corp. (The)	†	18,475	383,171
Protective Life Corp.		3,130	82,037
Prudential Financial, Inc.		17,746	967,334
Reinsurance Group of America, Inc.		1,440	83,333
RenaissanceRe Holdings Ltd. (Bermuda)		2,900	223,416
RLI Corp.	†	1,164	77,592
Safety Insurance Group, Inc.		850	38,998
Selective Insurance Group, Inc.		2,122	40,297
StanCorp Financial Group, Inc.		2,460	76,850
State Auto Financial Corp.		488	7,998
Stewart Information Services Corp.	†	1,239	24,953
Torchmark Corp.		5,434	279,036
Tower Group, Inc.	†	1,736	33,661
Travelers Cos., Inc. (The)		12,194	832,362
United Fire Group, Inc.		1,250	31,400
Unum Group		7,547	145,053
Validus Holdings Ltd. (Bermuda)		3,553	120,482
W.R. Berkley Corp.		2,501	93,762
White Mountains Insurance Group Ltd.		300	154,002

			18,942,571

Internet & Catalog Retail—0.9%
1-800-Flowers.com, Inc., Class A	*	793	2,958
Amazon.com, Inc.	*	13,403	3,408,651
dELiA*s, Inc.	*	925	1,286
Expedia, Inc.		3,588	207,530
Geeknet, Inc.	*	201	3,890
Hollywood Media Corp.	*	998	1,337
HSN, Inc.		1,886	92,508
Liberty Interactive Corp., Series A	*	16,418	303,733
Liberty Ventures, Series A	*	820	40,705
Netflix, Inc.	*†	1,859	101,204
Overstock.com, Inc.	*	770	7,977
priceline.com, Inc.	*	1,548	957,794
TripAdvisor, Inc.	*	3,588	118,153
Valuevision Media, Inc., Class A	*	1,741	4,091

			5,251,817

Internet Software & Services—2.1%
Akamai Technologies, Inc.	*	7,479	286,147
AOL, Inc.	*†	3,989	140,532
Autobytel, Inc.	*	276	1,057
Blucora, Inc.	*	1,323	23,563
CoStar Group, Inc.	*†	770	62,786

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
DealerTrack Holdings, Inc.	*	1,800	$50,130
Digital River, Inc.	*	1,627	27,106
EarthLink, Inc.		5,814	41,396
eBay, Inc.	*	40,546	1,962,832
Equinix, Inc.	*	1,323	272,604
Facebook, Inc., Class A	*	14,600	316,090
Google, Inc., Class A	*	9,291	7,010,059
IAC/InterActiveCorp		2,481	129,161
Internap Network Services Corp.	*	1,297	9,144
Inuvo, Inc.	*	306	223
j2 Global, Inc.	†	1,614	52,971
Keynote Systems, Inc.		1,400	20,272
LivePerson, Inc.	*	3,333	60,361
Looksmart Ltd.	*	500	430
Monster Worldwide, Inc.	*†	4,681	34,312
Move, Inc.	*	1,840	15,861
NIC, Inc.		2,450	36,260
Rackspace Hosting, Inc.	*	2,666	176,196
RealNetworks, Inc.	*	1,461	12,155
Saba Software, Inc.	*	1,576	15,744
Stamps.com, Inc.	*	1,050	24,297
support.com, Inc.	*	1,562	6,607
United Online, Inc.		2,509	13,850
Unwired Planet, Inc.	*	2,570	4,934
ValueClick, Inc.	*	4,058	69,757
VeriSign, Inc.	*	8,080	393,415
Web.com Group, Inc.	*	308	5,529
WebMD Health Corp.	*	2,424	34,009
WebMediaBrands, Inc.	*	207	474
XO Group, Inc.	*	2,304	19,238
Yahoo! Inc.	*	43,481	694,609
Zix Corp.	*	1,015	2,913

			12,027,024

IT Services—3.4%
Acxiom Corp.	*	3,451	63,050
Alliance Data Systems Corp.	*†	1,955	277,512
Automatic Data Processing, Inc.		17,041	999,625
Broadridge Financial Solutions, Inc.		5,748	134,101
CACI International, Inc., Class A	*†	1,198	62,044
CIBER, Inc.	*	2,444	8,481
Cognizant Technology Solutions Corp., Class A	*	11,127	778,000
Computer Sciences Corp.		3,563	114,764
Convergys Corp.		5,933	92,970
CoreLogic, Inc.	*	3,159	83,808
CSG Systems International, Inc.	*	2,153	48,421
DST Systems, Inc.		2,518	142,418
Edgewater Technology, Inc.	*	1,533	5,994
Euronet Worldwide, Inc.	*	1,056	19,842
Fidelity National Information Services, Inc.		9,512	296,965
Fiserv, Inc.	*	3,747	277,390
Forrester Research, Inc.		963	27,706
Gartner, Inc.	*	1,179	54,340
Global Payments, Inc.		3,238	135,446
Hackett Group, Inc. (The)	*	1,140	4,765
iGATE Corp.	*	1,397	25,383
International Business Machines Corp.		41,470	8,602,952
Jack Henry & Associates, Inc.		3,591	136,099
Lender Processing Services, Inc.		4,048	112,899
Lionbridge Technologies, Inc.	*	1,165	4,101
Management Network Group, Inc.	*	320	710

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
Mantech International Corp., Class A	†		1,217	$29,208
Mastercard, Inc., Class A			3,819	1,724,202
MAXIMUS, Inc.			2,104	125,651
ModusLink Global Solutions, Inc.		*	1,007	3,716
MoneyGram International, Inc.		*	468	6,992
NeuStar, Inc., Class A		*	3,140	125,694
Online Resources Corp.		*	700	2,051
Paychex, Inc.			9,849	327,873
Pfsweb, Inc.		*	1,209	3,494
SAIC, Inc.		†	8,529	102,689
Sapient Corp.		*	4,150	44,239
StarTek, Inc.		*	994	2,982
Syntel, Inc.			1,554	96,985
TeleTech Holdings, Inc.		*	2,738	46,683
Teradata Corp.		*	6,451	486,470
Total System Services, Inc.			6,935	164,359
Unisys Corp.		*†	1,371	28,544
VeriFone Systems, Inc.		*	3,103	86,419
Visa, Inc., Class A			18,831	2,528,627
Western Union Co. (The)			25,245	459,964
Wright Express Corp.		*	1,750	122,010

				19,028,638

Leisure Equipment & Products—0.1%
Arctic Cat, Inc.		*†	1,857	76,991
Brunswick Corp.			3,797	85,926
Callaway Golf Co.		†	2,881	17,689
Hasbro, Inc.		†	2,107	80,424
JAKKS Pacific, Inc.			765	11,146
LeapFrog Enterprises, Inc.		*	1,261	11,374
Mattel, Inc.			8,487	301,119
Nautilus, Inc.		*	1,359	3,561
Polaris Industries, Inc.			2,406	194,573
Steinway Musical Instruments, Inc.		*	683	16,638
Sturm Ruger & Co., Inc.		†	1,052	52,064

				851,505

Life Sciences Tools & Services—0.6%
Affymetrix, Inc.		*†	2,525	10,933
Agilent Technologies, Inc.			10,372	398,803
Albany Molecular Research, Inc.		*	1,371	4,757
Bio-Rad Laboratories, Inc., Class A		*	623	66,487
Bruker Corp.		*	1,667	21,821
Cambrex Corp.		*	1,258	14,756
Charles River Laboratories International, Inc.		*	2,755	109,098
Covance, Inc.		*	2,839	132,553
Enzo Biochem, Inc.		*	1,353	2,760
Furiex Pharmaceuticals, Inc.		*	394	7,517
Illumina, Inc.		*†	4,535	218,587
Life Technologies Corp.		*	7,474	365,329
Luminex Corp.		*	1,070	20,801
Mettler-Toledo International, Inc.		*†	913	155,886
PAREXEL International Corp.		*	2,306	70,933
PerkinElmer, Inc.			5,266	155,189
Sequenom, Inc.		*†	19,756	69,739
Techne Corp.			1,736	124,888
Thermo Fisher Scientific, Inc.			14,773	869,096
Waters Corp.		*	3,878	323,154

				3,143,087

Machinery—2.2%
Actuant Corp., Class A			2,022	57,870
AGCO Corp.		*	3,068	145,669

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Albany International Corp., Class A		1,437	$31,571
American Railcar Industries, Inc.	*	1,200	34,008
Ampco-Pittsburgh Corp.		613	11,310
Astec Industries, Inc.	*	821	25,952
Barnes Group, Inc.		2,018	50,470
Blount International, Inc.	*	1,532	20,161
Briggs & Stratton Corp.	†	1,822	34,017
Caterpillar, Inc.		22,687	1,951,990
Chart Industries, Inc.	*†	1,070	79,020
CIRCOR International, Inc.		711	26,840
CLARCOR, Inc.		2,354	105,059
Crane Co.		2,467	98,507
Cummins, Inc.		5,514	508,446
Deere & Co.		15,887	1,310,519
Donaldson Co., Inc.		4,058	140,853
Dover Corp.		5,761	342,722
Eaton Corp.	†	11,582	547,365
EnPro Industries, Inc.	*	981	35,326
ESCO Technologies, Inc.		1,222	47,475
Federal Signal Corp.	*	2,159	13,645
Flow International Corp.	*	2,200	8,140
Flowserve Corp.		2,375	303,383
FreightCar America, Inc.		900	16,011
Gardner Denver, Inc.		1,836	110,913
Graco, Inc.		2,883	144,957
Harsco Corp.		3,646	74,852
Hurco Cos., Inc.	*	300	6,864
IDEX Corp.		3,304	138,008
Illinois Tool Works, Inc.		16,815	999,988
ITT Corp.		2,488	50,133
John Bean Technologies Corp.		1,164	19,008
Joy Global, Inc.		4,237	237,526
Kadant, Inc.	*	721	16,720
Kaydon Corp.		1,422	31,767
Kennametal, Inc.	†	3,196	118,508
Lincoln Electric Holdings, Inc.		3,754	146,594
Lindsay Corp.	†	808	58,152
Manitowoc Co., Inc. (The)	†	5,044	67,287
Meritor, Inc.	*	2,791	11,834
Middleby Corp.	*	984	113,790
Mueller Industries, Inc.		1,592	72,388
Mueller Water Products, Inc., Class A		3,000	14,700
Navistar International Corp.	*	2,436	51,375
Nordson Corp.		3,044	178,439
Oshkosh Corp.	*	2,868	78,669
PACCAR, Inc.		14,853	594,491
Pall Corp.		3,831	243,230
Parker Hannifin Corp.		5,068	423,583
Pentair, Inc.	†	3,618	161,037
Robbins & Myers, Inc.		2,604	155,198
Sauer-Danfoss, Inc.		1,531	61,562
Snap-on, Inc.		2,419	173,854
SPX Corp.		2,157	141,089
Stanley Black & Decker, Inc.		5,209	397,186
Tecumseh Products Co., Class A	*	712	3,688
Tennant Co.		1,280	54,810
Terex Corp.	*	4,124	93,120
Timken Co.		3,702	137,566
Titan International, Inc.	†	1,356	23,947
Toro Co. (The)		2,040	81,151
Trinity Industries, Inc.		3,051	91,438
Valmont Industries, Inc.		1,162	152,803

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Wabash National Corp.	*	6,441	$45,924
Wabtec Corp.		1,737	139,464
Watts Water Technologies, Inc., Class A		1,225	46,342
Woodward, Inc.		2,448	83,183
Xylem, Inc.		4,977	125,172

			12,118,639

Marine—0.0%
Eagle Bulk Shipping, Inc.	*†	912	3,292
Genco Shipping & Trading Ltd.	*	2,042	7,515
Kirby Corp.	*	2,358	130,350
Matson, Inc.		1,466	30,654

			171,811

Media—3.1%
A.H. Belo Corp., Class A		944	4,560
AMC Networks, Inc., Class A	*	2,261	98,399
Arbitron, Inc.		1,298	49,194
Belo Corp., Class A		4,721	36,965
Cablevision Systems Corp., Class A		9,044	143,347
CBS Corp., Class B		23,133	840,422
Clear Channel Outdoor Holdings, Inc., Class A	*	2,500	14,950
Comcast Corp., Class A		71,429	2,555,015
Crown Media Holdings, Inc., Class A	*†	5,899	9,851
Cumulus Media, Inc., Class A	*	2,174	5,957
DIRECTV	*	21,514	1,128,624
Discovery Communications, Inc., Class A	*	5,451	325,043
DISH Network Corp., Class A		4,775	146,163
DreamWorks Animation SKG, Inc., Class A	*†	1,300	24,999
Emmis Communications Corp., Class A	*	1,175	2,362
Entercom Communications Corp., Class A	*†	2,183	14,975
Entravision Communications Corp., Class A		2,852	3,822
EW Scripps Co. (The), Class A	*	1,204	12,823
Gannett Co., Inc.		7,301	129,593
Gray Television, Inc.	*	1,838	4,191
Harris Interactive, Inc.	*	2,730	3,986
Harte-Hanks, Inc.		3,119	21,615
Interpublic Group of Cos., Inc. (The)		17,203	191,297
John Wiley & Sons, Inc., Class A		2,491	114,461
Journal Communications, Inc., Class A	*	3,900	20,280
Lamar Advertising Co., Class A	*†	3,479	128,932
Liberty Global, Inc., Series A	*	4,456	270,702
Liberty Media Corp. - Liberty Capital, Class A	*	4,301	448,035
LIN TV Corp., Class A	*	1,419	6,244
Live Nation Entertainment, Inc.	*	5,485	47,226
LodgeNet Interactive Corp.	*†	1,250	815
Madison Square Garden Co. (The), Class A	*	2,261	91,050
McClatchy Co. (The), Class A	*†	2,444	5,450
McGraw-Hill Cos., Inc. (The)		9,601	524,119
Media General, Inc., Class A	*†	952	4,931
Meredith Corp.	†	2,083	72,905
National CineMedia, Inc.		2,226	36,440

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
New Frontier Media, Inc.	*	3,808	$5,065
New York Times Co. (The), Class A	*†	5,682	55,456
News Corp., Class A		50,315	1,234,227
Omnicom Group, Inc.		9,924	511,681
Radio Unica Communications Corp.	*‡d	1,900	—
Regal Entertainment Group, Class A	†	2,743	38,594
Salem Communications Corp., Class A		850	4,454
Scholastic Corp.	†	1,845	58,634
Scripps Networks Interactive, Inc., Class A		3,612	221,163
Sinclair Broadcast Group, Inc., Class A		2,049	22,969
Sirius XM Radio, Inc.	*†	169,893	441,722
Thomson Reuters Corp.		4,875	140,692
Time Warner Cable, Inc.		10,238	973,224
Time Warner, Inc.		34,296	1,554,638
Valassis Communications, Inc.	*†	2,236	55,207
Value Line, Inc.	†	573	5,592
Viacom, Inc., Class B		19,730	1,057,331
Virgin Media, Inc.	†	6,790	199,898
Walt Disney Co. (The)		61,815	3,231,688
Washington Post Co. (The), Class B	†	258	93,662
World Wrestling Entertainment, Inc., Class A	†	1,030	8,291

			17,453,931

Metals & Mining—1.0%
AK Steel Holding Corp.	†	5,009	24,043
Alcoa, Inc.		44,044	389,789
Allegheny Technologies, Inc.		3,760	119,944
AMCOL International Corp.	†	1,186	40,182
Carpenter Technology Corp.		1,882	98,466
Century Aluminum Co.	*	865	6,185
Cliffs Natural Resources, Inc.	†	4,448	174,050
Coeur d’Alene Mines Corp.	*	7,315	210,891
Commercial Metals Co.		4,080	53,856
Compass Minerals International, Inc.	†	1,915	142,840
Freeport-McMoRan Copper & Gold, Inc.		38,302	1,515,993
Hecla Mining Co.	†	20,609	134,989
Materion Corp.		1,122	26,704
Molycorp, Inc.	*†	1,566	18,009
Newmont Mining Corp.		16,854	943,993
Nucor Corp.		10,963	419,444
Reliance Steel & Aluminum Co.		2,966	155,270
Royal Gold, Inc.	†	1,153	115,139
RTI International Metals, Inc.	*†	1,363	32,630
Schnitzer Steel Industries, Inc., Class A		693	19,508
Southern Copper Corp.	†	8,793	302,127
Steel Dynamics, Inc.		8,080	90,738
Stillwater Mining Co.	*	3,727	43,941
SunCoke Energy, Inc.	*	1,473	23,745
Titanium Metals Corp.	†	5,344	68,564
United States Steel Corp.	†	5,607	106,926
Walter Energy, Inc.		1,840	59,726
Worthington Industries, Inc.		3,575	77,435

			5,415,127

Multiline Retail—0.7%
Big Lots, Inc.	*	1,874	55,433
Dillard’s, Inc., Class A		1,535	111,011

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Dollar Tree, Inc.	*	8,356	$403,386
Family Dollar Stores, Inc.		3,743	248,161
Fred’s, Inc., Class A	†	1,781	25,344
J.C. Penney Co., Inc.	†	7,928	192,571
Kohl’s Corp.		8,292	424,716
Macy’s, Inc.		14,423	542,593
Nordstrom, Inc.		6,901	380,797
Saks, Inc.	*†	5,811	59,911
Sears Holdings Corp.	*†	3,097	171,853
Target Corp.		23,232	1,474,535
Tuesday Morning Corp.	*	1,816	11,895

			4,102,206

Multi-Utilities—1.1%
Alliant Energy Corp.		4,491	194,864
Ameren Corp.		8,429	275,375
Avista Corp.		1,759	45,277
Black Hills Corp.		2,041	72,598
CenterPoint Energy, Inc.		12,705	270,616
CH Energy Group, Inc.		694	45,256
CMS Energy Corp.		15,613	367,686
Consolidated Edison, Inc.		9,508	569,434
Dominion Resources, Inc.		18,948	1,003,107
DTE Energy Co.		5,654	338,901
Integrys Energy Group, Inc.	†	5,523	288,301
MDU Resources Group, Inc.		7,657	168,760
NiSource, Inc.		10,893	277,554
NorthWestern Corp.		1,449	52,497
PG&E Corp.		13,909	593,497
Public Service Enterprise Group, Inc.		19,188	617,470
SCANA Corp.	†	4,791	231,262
Sempra Energy		6,698	431,954
TECO Energy, Inc.		7,797	138,319
Vectren Corp.		3,706	105,992
Wisconsin Energy Corp.		9,128	343,852

			6,432,572

Office Electronics—0.1%
Xerox Corp.		37,010	271,653
Zebra Technologies Corp., Class A	*	2,988	112,170

			383,823

Oil, Gas & Consumable Fuels—8.8%
Adams Resources & Energy, Inc.		1,462	44,591
Alpha Natural Resources, Inc.	*	8,351	54,866
Anadarko Petroleum Corp.		17,995	1,258,210
Apache Corp.		13,575	1,173,830
Apco Oil and Gas International, Inc.		1,181	19,002
Arch Coal, Inc.		7,214	45,665
Berry Petroleum Co., Class A	†	2,902	117,908
BP Prudhoe Bay Royalty Trust		1,105	103,704
BPZ Resources, Inc.	*	4,003	11,449
Cabot Oil & Gas Corp.		6,150	276,135
Callon Petroleum Co.	*	779	4,791
Carrizo Oil & Gas, Inc.	*	1,800	45,018
Cheniere Energy, Inc.	*	6,673	103,765
Chesapeake Energy Corp.	†	24,112	454,993
Chevron Corp.		72,479	8,448,152
Cimarex Energy Co.		2,681	156,973
Clayton Williams Energy, Inc.	*	550	28,540
Comstock Resources, Inc.	*†	1,735	31,889
Concho Resources, Inc.	*	3,943	373,599
ConocoPhillips		48,498	2,773,116
CONSOL Energy, Inc.	†	7,662	230,243

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Contango Oil & Gas Co.	*	902	$44,324
Continental Resources, Inc.	*	2,992	230,085
Cross Timbers Royalty Trust		575	18,164
Crosstex Energy, Inc.		2,100	29,463
Denbury Resources, Inc.	*	16,015	258,802
Devon Energy Corp.		14,461	874,891
DHT Holdings, Inc. (Jersey (Channel Islands))	*	347	2,172
Energen Corp.		2,644	138,572
EOG Resources, Inc.		7,506	841,047
EQT Corp.		5,288	311,992
Evergreen Energy, Inc.	*	416	16
EXCO Resources, Inc.	†	8,720	69,847
Exxon Mobil Corp.		176,155	16,109,375
Forest Oil Corp.	*†	3,820	32,279
FX Energy, Inc.	*	3,496	26,080
GMX Resources, Inc.	*†	1,297	1,038
Goodrich Petroleum Corp.	*†	1,566	19,794
Hess Corp.		10,275	551,973
HollyFrontier Corp.		5,470	225,747
Hugoton Royalty Trust		1,669	10,999
James River Coal Co.	*†	1,500	4,320
Kinder Morgan, Inc.		35,675	1,267,176
Kodiak Oil & Gas Corp.	*†	5,207	48,738
Marathon Oil Corp.		25,577	756,312
Marathon Petroleum Corp.		12,788	698,097
McMoRan Exploration Co.	*†	2,961	34,792
Murphy Oil Corp.		5,804	311,617
Newfield Exploration Co.	*	3,712	116,260
Noble Energy, Inc.		4,966	460,398
Occidental Petroleum Corp.		30,246	2,602,971
Overseas Shipholding Group, Inc.	†	1,587	10,474
PDC Energy, Inc.	*†	1,250	39,538
Peabody Energy Corp.		10,624	236,809
Penn Virginia Corp.		13,955	86,521
Petroquest Energy, Inc.	*	3,346	22,452
Phillips 66		25,224	1,169,637
Pioneer Natural Resources Co.		5,081	530,456
Plains Exploration & Production Co.	*	5,227	195,856
QEP Resources, Inc.		7,412	234,664
Quicksilver Resources, Inc.	*	3,960	16,196
Range Resources Corp.		5,516	385,403
Rentech, Inc.	*	49,300	121,278
Rosetta Resources, Inc.	*	3,400	162,860
SandRidge Energy, Inc.	*†	8,962	62,465
Ship Finance International Ltd. (Bermuda)	†	3,352	52,693
SM Energy Co.		2,262	122,397
Southwestern Energy Co.	*	12,344	429,324
Spectra Energy Corp.		23,691	695,568
Stone Energy Corp.	*	1,208	30,345
Sunoco, Inc.		2,777	130,047
Swift Energy Co.	*	1,142	23,845
Syntroleum Corp.	*†	1,246	947
Teekay Corp. (Bermuda)		1,691	52,759
Tesoro Corp.		6,846	286,847
Ultra Petroleum Corp.	*†	7,839	172,301
USEC, Inc.	*†	7,347	5,731
Vaalco Energy, Inc.	*	3,800	32,490
Valero Energy Corp.		22,004	697,087
Verenium Corp.	*	149	484
Warren Resources, Inc.	*	3,600	10,944
Western Refining, Inc.	†	2,500	65,450

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Whiting Petroleum Corp.	*	2,484	$117,692
Williams Cos., Inc. (The)		24,207	846,519
World Fuel Services Corp.	†	1,920	68,371
WPX Energy, Inc.	*	8,069	133,865

			49,104,095

Paper & Forest Products—0.2%
Buckeye Technologies, Inc.		1,251	40,107
Clearwater Paper Corp.	*	924	38,170
Deltic Timber Corp.		724	47,248
Domtar Corp. (Canada)		1,388	108,667
International Paper Co.		14,370	521,918
Louisiana-Pacific Corp.	*	4,396	54,950
MeadWestvaco Corp.		2,983	91,280
Neenah Paper, Inc.		652	18,673
P.H. Glatfelter Co.		1,740	30,989
Schweitzer-Mauduit International, Inc.		1,448	47,770
Wausau Paper Corp.		1,903	17,622

			1,017,394

Personal Products—0.2%
Avon Products, Inc.		14,351	228,898
Elizabeth Arden, Inc.	*	1,017	48,043
Estee Lauder Cos., Inc. (The), Class A		7,494	461,406
Herbalife Ltd. (Cayman Islands)		1,696	80,390
Medifast, Inc.	*†	734	19,194
Nu Skin Enterprises, Inc., Class A	†	3,018	117,189
USANA Health Sciences, Inc.	*†	593	27,557

			982,677

Pharmaceuticals—5.4%
Abbott Laboratories		59,451	4,075,960
Allergan, Inc.		11,119	1,018,278
AVANIR Pharmaceuticals, Inc., Class A	*†	30,376	97,203
Biosante Pharmaceuticals, Inc.	*†	50	94
Bristol-Myers Squibb Co.		62,456	2,107,890
Columbia Laboratories, Inc.	*	1,819	1,801
Durect Corp.	*	1,900	2,736
Eli Lilly & Co.		35,287	1,672,957
Emisphere Technologies, Inc.	*	772	193
Endo Health Solutions, Inc.	*	4,151	131,670
Forest Laboratories, Inc.	*	9,208	327,897
Heska Corp.		446	4,023
Hi-Tech Pharmacal Co., Inc.	*	862	28,541
Hospira, Inc.	*	5,415	177,720
Johnson & Johnson	†	100,480	6,924,077
Medicines Co. (The)	*	2,018	52,085
Medicis Pharmaceutical Corp., Class A		2,564	110,944
Merck & Co., Inc.		105,830	4,772,933
Mylan, Inc.	*	10,972	267,717
Nektar Therapeutics	*†	2,368	25,290
Optimer Pharmaceuticals, Inc.	*†	2,592	36,599
Pain Therapeutics, Inc.	*	1,318	6,656
Par Pharmaceutical Cos., Inc.	*	1,362	68,073
Perrigo Co.		3,119	362,334
Pfizer, Inc.		288,580	7,171,213
Pozen, Inc.	*	1,014	6,723
Questcor Pharmaceuticals, Inc.	*†	4,217	78,014
Salix Pharmaceuticals Ltd.	*	2,346	99,330
Sciclone Pharmaceuticals, Inc.	*	1,700	9,435
ViroPharma, Inc.	*†	4,061	122,723

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Vivus, Inc.	*†	1,630	$29,047
Watson Pharmaceuticals, Inc.	*	4,630	394,291
XenoPort, Inc.	*	1,939	22,221

			30,206,668

Professional Services—0.3%
Advisory Board Co. (The)	*†	1,900	90,877
Barrett Business Services, Inc.		2,203	59,701
CDI Corp.		1,131	19,261
Corporate Executive Board Co. (The)		1,507	80,820
CRA International, Inc.	*	986	17,038
Dun & Bradstreet Corp. (The)		1,546	123,092
Equifax, Inc.		2,521	117,428
FTI Consulting, Inc.	*	1,735	46,290
Heidrick & Struggles International, Inc.		865	11,020
Huron Consulting Group, Inc.	*	988	34,402
IHS, Inc., Class A	*	1,414	137,653
Insperity, Inc.		1,143	28,838
Kelly Services, Inc., Class A		1,173	14,780
Kforce, Inc.	*	297	3,502
Korn/Ferry International	*	1,624	24,896
Manpower, Inc.		3,593	132,222
Navigant Consulting, Inc.	*	2,313	25,559
On Assignment, Inc.	*	1,243	24,761
RCM Technologies, Inc.	*	1,593	8,666
Resources Connection, Inc.		2,060	27,007
Robert Half International, Inc.		3,922	104,443
Towers Watson & Co., Class A		1,600	84,880
TrueBlue, Inc.	*	2,485	39,064
Verisk Analytics, Inc., Class A	*	4,073	193,915

			1,450,115

Real Estate Investment Trusts (REITs)—3.5%
Acadia Realty Trust REIT		1,368	33,954
Agree Realty Corp. REIT		814	20,749
Alexander’s, Inc. REIT		78	33,344
Alexandria Real Estate Equities, Inc. REIT		1,245	91,532
American Campus Communities, Inc. REIT		5,751	252,354
American Capital Agency Corp. REIT		7,850	271,532
American Tower Corp. REIT		13,160	939,492
Annaly Capital Management, Inc. REIT	†	30,573	514,849
Anworth Mortgage Asset Corp. REIT		18,790	127,772
Apartment Investment & Management Co., Class A REIT		5,659	147,077
Ashford Hospitality Trust, Inc. REIT		4,200	35,280
Associated Estates Realty Corp. REIT		7,406	112,275
AvalonBay Communities, Inc. REIT		3,314	450,671
BioMed Realty Trust, Inc. REIT		6,210	116,251
Boston Properties, Inc. REIT		5,737	634,570
Brandywine Realty Trust REIT		6,105	74,420
BRE Properties, Inc. REIT		2,433	114,083
BRT Realty Trust REIT	*	421	2,736
Camden Property Trust REIT		2,058	132,720
Capital Trust, Inc., Class A REIT	*	523	1,972
Capstead Mortgage Corp. REIT		2,400	32,376

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
CBL & Associates Properties, Inc. REIT		10,788	$230,216
Cedar Realty Trust, Inc. REIT	†	33,497	176,864
Chimera Investment Corp. REIT		42,645	115,568
Colonial Properties Trust REIT		1,962	41,300
CommonWealth REIT REIT		2,285	33,270
Corporate Office Properties Trust REIT		1,904	45,639
Cousins Properties, Inc. REIT		2,489	19,763
CubeSmart REIT		8,821	113,526
DCT Industrial Trust, Inc. REIT		6,576	42,547
DDR Corp. REIT	†	5,227	80,287
DiamondRock Hospitality Co. REIT		4,047	38,973
Digital Realty Trust, Inc. REIT	†	5,681	396,818
Douglas Emmett, Inc. REIT		4,212	97,171
Duke Realty Corp. REIT		5,609	82,452
DuPont Fabros Technology, Inc. REIT		4,666	117,816
EastGroup Properties, Inc. REIT		1,538	81,822
Entertainment Properties Trust REIT		2,733	121,427
Equity Lifestyle Properties, Inc. REIT		1,140	77,657
Equity One, Inc. REIT		2,619	55,156
Equity Residential REIT		11,387	655,094
Essex Property Trust, Inc. REIT		807	119,630
Extra Space Storage, Inc. REIT		3,500	116,375
Federal Realty Investment Trust REIT		2,295	241,663
FelCor Lodging Trust, Inc. REIT	*	19,456	92,221
First Industrial Realty Trust, Inc. REIT	*	6,729	88,419
First Potomac Realty Trust REIT		1,628	20,969
Franklin Street Properties Corp. REIT		2,200	24,354
General Growth Properties, Inc. REIT		21,432	417,495
Getty Realty Corp. REIT	†	1,747	31,359
Glimcher Realty Trust REIT		17,270	182,544
Gramercy Capital Corp. REIT	*	2,182	6,568
Hatteras Financial Corp. REIT		1,935	54,548
HCP, Inc. REIT		13,391	595,632
Health Care REIT, Inc. REIT		6,447	372,314
Healthcare Realty Trust, Inc. REIT		1,881	43,357
Healthcare Trust of America, Inc. REIT	†	11,331	110,817
Highwoods Properties, Inc. REIT	†	2,393	78,060
Home Properties, Inc. REIT		1,390	85,165
Hospitality Properties Trust REIT		2,923	69,509
Host Hotels & Resorts, Inc. REIT	†	21,796	349,826
Inland Real Estate Corp. REIT		2,302	18,991
Investors Real Estate Trust REIT	†	2,989	24,719
iStar Financial, Inc. REIT	*†	4,331	35,861
Kilroy Realty Corp. REIT		1,316	58,930
Kimco Realty Corp. REIT		15,341	310,962
Kite Realty Group Trust REIT		2,654	13,535
LaSalle Hotel Properties REIT		1,561	41,663
Lexington Realty Trust REIT	†	9,308	89,915
Liberty Property Trust REIT	†	3,372	122,201
LTC Properties, Inc. REIT		2,385	75,962
Macerich Co. (The) REIT		5,275	301,888
Mack-Cali Realty Corp. REIT		2,488	66,181
Medical Properties Trust, Inc. REIT		11,530	120,488

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
MFA Financial, Inc. REIT		10,801	$91,808
Mid-America Apartment Communities, Inc. REIT		1,240	80,984
Mission West Properties, Inc. REIT		1,417	12,328
Monmouth Real Estate Investment Corp., Class A REIT		3,275	36,647
MPG Office Trust, Inc. REIT	*†	37,007	123,973
National Health Investors, Inc. REIT		979	50,360
National Retail Properties, Inc. REIT	†	2,356	71,858
Newcastle Investment Corp. REIT		754	5,678
NorthStar Realty Finance Corp. REIT	†	4,388	27,908
Omega Healthcare Investors, Inc. REIT		4,100	93,193
Parkway Properties, Inc. REIT		16,897	225,913
Pennsylvania Real Estate Investment Trust REIT		1,510	23,949
Plum Creek Timber Co., Inc. REIT	†	7,429	325,687
PMC Commercial Trust REIT		865	6,487
Post Properties, Inc. REIT		2,078	99,661
Potlatch Corp. REIT		1,618	60,465
Prologis, Inc. REIT		16,023	561,286
PS Business Parks, Inc. REIT		599	40,025
Public Storage REIT		6,057	842,953
RAIT Financial Trust REIT		7,882	41,381
Ramco-Gershenson Properties Trust REIT		1,275	15,976
Rayonier, Inc. REIT		5,004	245,246
Realty Income Corp. REIT	†	4,138	169,203
Redwood Trust, Inc. REIT	†	1,008	14,576
Regency Centers Corp. REIT		2,745	133,764
Rouse Properties, Inc. REIT		579	8,309
Sabra Health Care REIT, Inc. REIT		694	13,887
Saul Centers, Inc. REIT		987	43,823
Senior Housing Properties Trust REIT		3,680	80,150
Simon Property Group, Inc. REIT		11,699	1,776,025
SL Green Realty Corp. REIT		3,603	288,492
Sovran Self Storage, Inc. REIT		1,269	73,412
Strategic Hotels & Resorts, Inc. REIT	*	22,977	138,092
Sun Communities, Inc. REIT		1,061	46,811
Sunstone Hotel Investors, Inc. REIT	*	2,559	28,149
Tanger Factory Outlet Centers, Inc. REIT		2,442	78,950
Taubman Centers, Inc. REIT		2,083	159,829
UDR, Inc. REIT		6,077	150,831
Universal Health Realty Income Trust REIT	†	1,333	61,291
Ventas, Inc. REIT		12,494	777,752
Vornado Realty Trust REIT		7,702	624,247
Washington Real Estate Investment Trust REIT		1,834	49,188
Weingarten Realty Investors REIT	†	3,474	97,654
Weyerhaeuser Co. REIT		16,471	430,552

			19,474,249

Real Estate Management & Development—0.2%
Alexander & Baldwin, Inc.	*	1,466	43,291
Altisource Portfolio Solutions SA (Luxembourg)	*	1,119	96,514

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Brookfield Office Properties, Inc. (Canada)		15,325	$253,782
CBRE Group, Inc.	*	6,900	127,029
Forest City Enterprises, Inc., Class A	*	9,240	146,454
Forestar Group, Inc.	*	1,502	25,023
Jones Lang LaSalle, Inc.		1,311	100,095
St. Joe Co. (The)	*†	3,582	69,849
Tejon Ranch Co.	*	858	25,774

			887,811

Road & Rail—0.8%
Amerco, Inc.		805	85,620
Arkansas Best Corp.		903	7,152
Avis Budget Group, Inc.	*	4,424	68,041
Con-way, Inc.		2,160	59,119
CSX Corp.		35,751	741,833
Dollar Thrifty Automotive Group, Inc.	*	1,057	91,885
Genesee & Wyoming, Inc., Class A	*	1,576	105,371
Heartland Express, Inc.		4,220	56,379
J.B. Hunt Transport Services, Inc.		1,317	68,537
Kansas City Southern		4,745	359,576
Knight Transportation, Inc.		3,879	55,470
Landstar System, Inc.		2,256	106,664
Norfolk Southern Corp.		12,299	782,585
Old Dominion Freight Line, Inc.	*	4,011	120,972
PAM Transportation Services, Inc.		338	3,368
Ryder System, Inc.		707	27,615
Saia, Inc.	*	1,662	33,473
Union Pacific Corp.		15,516	1,841,749
Werner Enterprises, Inc.		2,915	62,294

			4,677,703

Semiconductors & Semiconductor Equipment—2.0%
Advanced Energy Industries, Inc.	*	1,428	17,593
Advanced Micro Devices, Inc.	*†	21,447	72,276
Altera Corp.		9,504	322,993
Amkor Technology, Inc.	*†	7,211	31,728
ANADIGICS, Inc.	*†	61,077	84,897
Analog Devices, Inc.		7,450	291,965
Applied Materials, Inc.		43,119	481,424
Applied Micro Circuits Corp.	*	3,186	16,121
Atmel Corp.	*	18,733	98,536
ATMI, Inc.	*	1,559	28,951
Axcelis Technologies, Inc.	*†	4,095	4,300
AXT, Inc.	*	946	3,197
Broadcom Corp., Class A	*	18,226	630,255
Brooks Automation, Inc.		3,103	24,917
Cabot Microelectronics Corp.		1,049	36,862
Ceva, Inc.	*	692	9,951
Cirrus Logic, Inc.	*	2,946	113,097
Cohu, Inc.		859	8,066
Cree, Inc.	*†	3,097	79,066
Cymer, Inc.	*†	1,498	76,488
Cypress Semiconductor Corp.	*	4,876	52,271
Diodes, Inc.	*	2,400	40,824
DSP Group, Inc.	*	1,194	7,092
Entegris, Inc.	*	5,738	46,650
Exar Corp.	*	1,758	14,064
Fairchild Semiconductor International, Inc.	*	4,903	64,327
First Solar, Inc.	*†	2,540	56,248
FormFactor, Inc.	*	1,417	7,921

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
FSI International, Inc.	*	1,479	$9,170
GigOptix, Inc.	*	827	1,580
Integrated Device Technology, Inc.	*	8,168	48,028
Integrated Silicon Solution, Inc.	*	1,269	11,751
Intel Corp.		189,338	4,294,186
International Rectifier Corp.	*	2,631	43,911
Intersil Corp., Class A		5,757	50,374
IXYS Corp.	*	1,329	13,184
KLA-Tencor Corp.		4,441	211,858
Kopin Corp.	*	2,431	9,141
Kulicke & Soffa Industries, Inc.	*	2,008	20,883
Lam Research Corp.	*	6,125	194,683
Lattice Semiconductor Corp.	*	4,395	16,833
Linear Technology Corp.		5,243	166,990
LSI Corp.	*	30,700	212,137
LTX-Credence Corp.	*	1,358	7,809
Marvell Technology Group Ltd. (Bermuda)		18,500	169,275
Mattson Technology, Inc.	*	1,760	1,707
Maxim Integrated Products, Inc.		5,913	157,404
MEMC Electronic Materials, Inc.	*	8,113	22,311
Micrel, Inc.		3,731	38,877
Microchip Technology, Inc.	†	3,565	116,718
Micron Technology, Inc.	*	35,271	211,097
Microsemi Corp.	*	2,474	49,653
Mindspeed Technologies, Inc.	*†	801	2,771
MIPS Technologies, Inc.	*	2,228	16,465
MKS Instruments, Inc.		2,455	62,578
MoSys, Inc.	*†	1,251	5,054
NVE Corp.	*	348	20,598
NVIDIA Corp.	*	20,184	269,255
OmniVision Technologies, Inc.	*	2,354	32,850
ON Semiconductor Corp.	*	10,008	61,749
PDF Solutions, Inc.	*†	974	13,305
Pericom Semiconductor Corp.	*	1,023	8,885
Photronics, Inc.	*	1,388	7,454
PLX Technology, Inc.	*	1,050	6,059
PMC—Sierra, Inc.	*	7,045	39,734
Power Integrations, Inc.		1,952	59,399
QuickLogic Corp.	*†	1,050	2,940
Rambus, Inc.	*	4,071	22,553
Ramtron International Corp.	*	1,920	5,914
RF Micro Devices, Inc.	*	8,143	32,165
Rudolph Technologies, Inc.	*	1,247	13,093
Semtech Corp.	*	2,970	74,695
Sigma Designs, Inc.	*	1,320	8,725
Silicon Image, Inc.	*	2,948	13,531
Silicon Laboratories, Inc.	*	2,124	78,078
Skyworks Solutions, Inc.	*	5,822	137,195
SunPower Corp.	*†	141	636
Teradyne, Inc.	*	7,938	112,878
Tessera Technologies, Inc.		1,560	21,341
Texas Instruments, Inc.		35,370	974,444
Transwitch Corp.	*	429	468
TriQuint Semiconductor, Inc.	*	4,918	24,836
Ultratech, Inc.	*	971	30,470
Veeco Instruments, Inc.	*†	1,294	38,846
Xilinx, Inc.		6,637	221,742

			11,222,346

Software—3.8%
Accelrys, Inc.	*	2,216	19,191
ACI Worldwide, Inc.	*	1,653	69,856
Activision Blizzard, Inc.		23,814	268,622

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Actuate Corp.	*	2,084	$14,651
Adobe Systems, Inc.	*	17,358	563,441
Advent Software, Inc.	*	2,902	71,302
American Software, Inc., Class A		1,950	15,912
ANSYS, Inc.	*	2,396	175,866
Ariba, Inc.	*	2,075	92,960
Autodesk, Inc.	*	9,258	308,939
Blackbaud, Inc.		2,650	63,388
BMC Software, Inc.	*	2,708	112,355
CA, Inc.		11,593	298,694
Cadence Design Systems, Inc.	*†	10,745	138,234
Callidus Software, Inc.	*	172	848
Citrix Systems, Inc.	*	7,179	549,696
Compuware Corp.	*	7,505	74,375
Concur Technologies, Inc.	*†	2,083	153,580
Datawatch Corp.	*	3,500	70,945
Ebix, Inc.		2,802	66,155
Electronic Arts, Inc.	*	12,060	153,041
EPIQ Systems, Inc.		1,087	14,588
Evolving Systems, Inc.		527	3,246
FactSet Research Systems, Inc.	†	1,490	143,666
Fair Isaac Corp.		3,039	134,506
FalconStor Software, Inc.	*†	1,373	3,227
Informatica Corp.	*	3,171	110,383
Interactive Intelligence Group, Inc.	*†	950	28,547
Intuit, Inc.		8,244	485,407
JDA Software Group, Inc.	*	1,256	39,916
Kenexa Corp.	*	1,681	77,040
Manhattan Associates, Inc.	*	1,346	77,085
Mentor Graphics Corp.	*	2,745	42,493
MICROS Systems, Inc.	*	3,428	168,383
Microsoft Corp.		294,920	8,782,718
MicroStrategy, Inc., Class A	*	513	68,778
Netscout Systems, Inc.	*	1,250	31,887
Nuance Communications, Inc.	*†	4,541	113,025
Oracle Corp.		147,173	4,634,478
Parametric Technology Corp.	*	4,423	96,421
Pegasystems, Inc.	†	2,141	62,175
Progress Software Corp.	*	1,983	42,416
QAD, Inc., Class B	*	136	1,816
Quest Software, Inc.	*‡	3,847	107,716
Red Hat, Inc.	*	7,251	412,872
Rovi Corp.	*	3,917	56,836
Salesforce.com, Inc.	*	3,783	577,626
Scientific Learning Corp.	*	3,145	3,239
SeaChange International, Inc.	*	958	7,520
SolarWinds, Inc.	*	1,876	104,568
Solera Holdings, Inc.		1,099	48,213
Sonic Foundry, Inc.	*	120	958
Symantec Corp.	*	26,135	470,430
Synopsys, Inc.	*	6,501	214,663
Take-Two Interactive Software, Inc.	*	2,643	27,566
TeleCommunication Systems, Inc., Class A	*	1,200	2,592
THQ, Inc.	*	292	1,080
TIBCO Software, Inc.	*	4,452	134,584
TiVo, Inc.	*	2,696	28,119
Tyler Technologies, Inc.	*	1,886	83,022
Ultimate Software Group, Inc.	*	1,242	126,808
VASCO Data Security International, Inc.	*†	3,804	35,682
Versant Corp.	*	330	3,364
VMware, Inc., Class A	*	1,733	167,650

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Websense, Inc.	*	1,958	$30,643

			21,090,003

Specialty Retail—2.3%
Aaron’s, Inc.		2,908	80,872
Abercrombie & Fitch Co., Class A		3,072	104,202
Advance Auto Parts, Inc.		1,752	119,907
Aeropostale, Inc.	*	2,075	28,075
American Eagle Outfitters, Inc.		3,552	74,876
America’s Car-Mart, Inc.	*	354	16,096
ANN, Inc.	*	2,733	103,116
Asbury Automotive Group, Inc.	*	1,342	37,509
Ascena Retail Group, Inc.	*	5,194	111,411
AutoNation, Inc.	*†	5,363	234,202
AutoZone, Inc.	*	1,460	539,718
Barnes & Noble, Inc.	*†	828	10,582
bebe stores, Inc.		790	3,792
Bed Bath & Beyond, Inc.	*	6,586	414,918
Best Buy Co., Inc.		9,299	159,850
Big 5 Sporting Goods Corp.		1,071	10,656
Brown Shoe Co., Inc.		1,791	28,710
Buckle, Inc. (The)	†	1,236	56,152
CarMax, Inc.	*	6,608	187,006
Casual Male Retail Group, Inc.	*†	1,930	8,936
Cato Corp. (The), Class A		1,761	52,319
Chico’s FAS, Inc.		7,236	131,044
Children’s Place Retail Stores, Inc. (The)	*	1,144	68,640
Christopher & Banks Corp.		1,528	5,363
Coldwater Creek, Inc.	*†	1,528	1,268
Collective Brands, Inc.	*	2,964	64,348
Destination Maternity Corp.		1,200	22,440
Dick’s Sporting Goods, Inc.	†	2,480	128,588
DSW, Inc., Class A		596	39,765
Finish Line, Inc. (The), Class A		1,917	43,593
Foot Locker, Inc.		5,840	207,320
GameStop Corp., Class A	†	1,010	21,210
Gap, Inc. (The)		12,606	451,043
Genesco, Inc.	*	921	61,458
Group 1 Automotive, Inc.	†	1,068	64,326
Guess?, Inc.	†	3,548	90,190
Haverty Furniture Cos., Inc.		1,111	15,421
Hibbett Sports, Inc.	*	1,396	82,992
Home Depot, Inc. (The)		47,382	2,860,451
Hot Topic, Inc.		1,824	15,869
JOS A. Bank Clothiers, Inc.	*†	865	41,935
Kirkland’s, Inc.	*	833	8,272
Limited Brands, Inc.		7,008	345,214
Lithia Motors, Inc., Class A		862	28,713
Lowe’s Cos., Inc.		43,085	1,302,890
MarineMax, Inc.	*	800	6,632
Men’s Wearhouse, Inc. (The)		2,437	83,906
Monro Muffler Brake, Inc.	†	1,487	52,328
Office Depot, Inc.	*	11,792	30,188
OfficeMax, Inc.		3,587	28,015
Orchard Supply Hardware Stores
Corp., Class A	*	140	2,027
O’Reilly Automotive, Inc.	*	5,478	458,070
Pacific Sunwear of California, Inc.	*†	3,025	7,563
Penske Automotive Group, Inc.		1,654	49,769
Pep Boys-Manny, Moe & Jack (The)	†	2,200	22,396
PetSmart, Inc.		3,546	244,603
Pier 1 Imports, Inc.		3,712	69,563

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
RadioShack Corp.	†	2,569	$6,114
Rent-A-Center, Inc.		3,377	118,465
Ross Stores, Inc.		6,787	438,440
Sally Beauty Holdings, Inc.	*	3,659	91,804
Select Comfort Corp.	*	2,104	66,381
Signet Jewelers Ltd. (Bermuda)		3,344	163,053
Sonic Automotive, Inc., Class A	†	1,649	31,298
Stage Stores, Inc.		2,236	47,090
Staples, Inc.	†	22,960	264,499
Stein Mart, Inc.	*	1,261	10,731
Systemax, Inc.	*	1,358	16,038
Tiffany & Co.		3,221	199,316
TJX Cos., Inc.		24,012	1,075,498
Tractor Supply Co.		3,098	306,361
Trans World Entertainment Corp.	*	1,932	7,033
Urban Outfitters, Inc.	*	5,012	188,251
West Marine, Inc.	*	803	8,536
Wet Seal, Inc. (The), Class A	*	1,246	3,925
Williams-Sonoma, Inc.		3,877	170,472
Zale Corp.	*	2,300	15,870

			12,769,493

Textiles, Apparel & Luxury Goods—0.7%
Carter’s, Inc.	*	1,476	79,468
Charles & Colvard Ltd.	*	1,843	6,653
Cherokee, Inc.		994	14,473
Coach, Inc.		10,479	587,034
Columbia Sportswear Co.	†	652	35,208
Crocs, Inc.	*	3,600	58,356
Culp, Inc.		888	10,443
Deckers Outdoor Corp.	*†	1,935	70,898
Fifth & Pacific Cos., Inc.	*†	4,930	63,005
Fossil, Inc.	*	1,614	136,706
Hanesbrands, Inc.	*	4,099	130,676
Iconix Brand Group, Inc.	*	2,737	49,923
Jones Group, Inc. (The)		4,641	59,730
K-Swiss, Inc., Class A	*†	1,476	5,063
Movado Group, Inc.		1,678	56,582
NIKE, Inc., Class B		12,835	1,218,170
Oxford Industries, Inc.		936	52,837
PVH Corp.		1,267	118,743
Quiksilver, Inc.	*	4,288	14,236
Ralph Lauren Corp.		2,143	324,086
Skechers U.S.A., Inc., Class A	*	1,935	39,474
Steven Madden Ltd.	*	1,689	73,843
Under Armour, Inc., Class A	*†	3,874	216,286
Unifi, Inc.	*	876	11,230
V.F. Corp.		3,109	495,450
Warnaco Group, Inc. (The)	*	1,527	79,251
Wolverine World Wide, Inc.		2,589	114,874

			4,122,698

Thrifts & Mortgage Finance—0.2%
Astoria Financial Corp.		3,465	34,234
Bank Mutual Corp.		3,756	17,090
BBX Capital Corp., Class A	*	639	4,128
Beneficial Mutual Bancorp, Inc.	*	969	9,264
Brookline Bancorp, Inc.		3,765	33,207
Capitol Federal Financial, Inc.		4,787	57,253
CFS Bancorp, Inc.		1,873	10,227
Dime Community Bancshares, Inc.		1,638	23,653
Doral Financial Corp. (Puerto Rico)	*	221	208
Federal Home Loan Mortgage Corp.	*†	25,235	6,511

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Federal National Mortgage Association	*†	37,770	$10,500
Flagstar Bancorp, Inc.	*	211	232
Hudson City Bancorp, Inc.		14,470	115,181
MGIC Investment Corp.	*†	4,084	6,248
NASB Financial, Inc.	*†	528	13,115
New York Community Bancorp, Inc.	†	12,640	178,982
Northwest Bancshares, Inc.		4,608	56,356
Ocwen Financial Corp.	*	3,358	92,043
People’s United Financial, Inc.		9,716	117,952
Provident Financial Services, Inc.		943	14,890
Provident New York Bancorp		3,670	34,535
Radian Group, Inc.		3,844	16,683
Riverview Bancorp, Inc.	*	2,600	3,432
TFS Financial Corp.	*	3,398	30,820
Tree.com, Inc.	*	314	4,920
Trustco Bank Corp.		3,435	19,648
Washington Federal, Inc.		3,379	56,362
Westfield Financial, Inc.		4,068	30,469

			998,143

Tobacco—1.6%
Alliance One International, Inc.	*†	2,000	6,460
Altria Group, Inc.		70,302	2,347,384
Lorillard, Inc.		4,458	519,134
Philip Morris International, Inc.		61,430	5,525,014
Reynolds American, Inc.		15,280	662,235
Universal Corp.	†	1,078	54,892
Vector Group Ltd.	†	3,046	50,533

			9,165,652

Trading Companies & Distributors—0.3%
Applied Industrial Technologies, Inc.		2,056	85,180
Beacon Roofing Supply, Inc.	*†	2,570	73,245
Fastenal Co.	†	11,276	484,755
GATX Corp.		1,766	74,949
H&E Equipment Services, Inc.		1,600	19,392
MSC Industrial Direct Co., Inc., Class A		1,782	120,214
United Rentals, Inc.	*†	2,798	91,523
W.W. Grainger, Inc.		2,301	479,459
Watsco, Inc.		553	41,912
WESCO International, Inc.	*	1,550	88,660
Willis Lease Finance Corp.	*	1,234	15,228

			1,574,517

Water Utilities—0.1%
American States Water Co.		1,261	56,026
American Water Works Co., Inc.		2,266	83,978
Aqua America, Inc.	†	4,329	107,186
California Water Service Group		1,930	35,994
Connecticut Water Service, Inc.		500	15,950
SJW Corp.	†	1,010	25,614

			324,748

Wireless Telecommunication Services—0.3%
Crown Castle International Corp.	*	11,170	715,997
Leap Wireless International, Inc.	*	3,300	22,506
MetroPCS Communications, Inc.	*	7,134	83,539
NII Holdings, Inc.	*†	5,995	47,061
NTELOS Holdings Corp.		1,350	23,449
SBA Communications Corp., Class A	*†	4,064	255,626

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Broad Market Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
Shenandoah Telecommunications Co.		†	1,200	$21,120
Sprint Nextel Corp.		*	88,755	489,928
Telephone & Data Systems, Inc.			445	11,396
United States Cellular Corp.		*	680	26,608

				1,697,230

TOTAL COMMON STOCKS (Cost $355,124,590)				549,577,507

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.099%	12/20/2012	‡‡
(Cost $589,870)			$590,000	589,895

			Shares	Value
RIGHTS—0.0%
Machinery—0.0%
Gerber Scientific, Inc.		*†‡d	1,608	—

Pharmaceuticals—0.0%
Forest Laboratories, Inc.		*‡d	1,998	—

Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.		*‡d	2,806	—

TOTAL RIGHTS (Cost $–)				—

WARRANTS—0.0%
Diversified Financial Services—0.0%
Pegasus Wireless Corp. (Cost $–)		*‡d	540	—

MONEY MARKET FUNDS—6.8%
Institutional Money Market Funds—6.8%
Dreyfus Institutional Cash Advantage Fund, 0.13%		††¥	5,000,000	5,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.20%			¥9,695,298	9,695,299
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.20%		††¥	3,421,333	3,421,333
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.16%		††¥	5,000,000	5,000,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.17%		††¥	5,000,000	5,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.17%		††¥	5,000,000	5,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.15%		††¥	5,000,000	5,000,000

TOTAL MONEY MARKET FUNDS (Cost $38,116,632)				38,116,632

Vantagepoint Broad Market Index Fund
TOTAL INVESTMENTS—105.0% (Cost $393,831,092)	588,284,034
Other assets less liabilities—(5.0%)	(27,866,333)

NET ASSETS—100.0%	$560,417,701

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at September 30, 2012.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—98.3%
Aerospace & Defense—1.4%
AAR Corp.		6,897	$113,249
Aerovironment, Inc.	*	8,991	211,019
Alliant Techsystems, Inc.		4,487	224,844
American Science & Engineering, Inc.		1,020	66,922
Astronics Corp.	*†	1,631	50,235
B/E Aerospace, Inc.	*	18,242	767,988
Ceradyne, Inc.		2,334	57,020
Cubic Corp.		2,063	103,274
Curtiss-Wright Corp.		9,576	313,135
DigitalGlobe, Inc.	*†	6,919	141,078
Ducommun, Inc.	*	6,327	86,047
Esterline Technologies Corp.	*	3,056	171,564
Exelis, Inc.		29,631	306,385
GenCorp, Inc.	*	22,028	209,046
GeoEye, Inc.	*	5,933	156,809
HEICO Corp., Class A		4,837	147,577
Hexcel Corp.	*	14,456	347,233
Huntington Ingalls Industries, Inc.	*	6,803	286,066
Innovative Solutions & Support, Inc.	*	3,094	12,314
Kratos Defense & Security Solutions, Inc.	*†	9,324	54,452
Moog, Inc., Class A	*	4,645	175,906
National Presto Industries, Inc.		656	47,809
Orbital Sciences Corp.	*	18,688	272,097
Spirit Aerosystems Holdings, Inc., Class A	*	16,921	375,815
Taser International, Inc.	*†	15,133	91,252
Teledyne Technologies, Inc.	*	4,308	273,084
TransDigm Group, Inc.	*	9,915	1,406,641
Triumph Group, Inc.		5,898	368,802

			6,837,663

Air Freight & Logistics—0.2%
Air T, Inc.		1,301	10,961
Air Transport Services Group, Inc.	*	25,035	110,154
Atlas Air Worldwide Holdings, Inc.	*	4,051	209,153
Forward Air Corp.		3,034	92,264
Hub Group, Inc., Class A	*	5,189	154,010
Pacer International, Inc.	*	3,711	14,770
UTi Worldwide, Inc.		16,303	219,601

			810,913

Airlines—0.7%
Alaska Air Group, Inc.	*	8,175	286,615
Allegiant Travel Co.	*	2,296	145,475
Delta Air Lines, Inc.	*	156,056	1,429,473
JetBlue Airways Corp.	*†	58,802	281,662
Republic Airways Holdings, Inc.	*	27,551	127,561
SkyWest, Inc.		6,829	70,544
United Continental Holdings, Inc.	*	55,843	1,088,938
US Airways Group, Inc.	*	22,444	234,764

			3,665,032

Auto Components—1.2%
American Axle & Manufacturing Holdings, Inc.	*	10,679	120,352
Autoliv, Inc. (Sweden)	†	16,119	998,895
Cooper Tire & Rubber Co.		9,129	175,094
Dana Holding Corp.		32,442	399,037
Drew Industries, Inc.	*	2,363	71,386
Exide Technologies	*	11,062	34,292
Federal-Mogul Corp.	*	5,840	53,436

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Fuel Systems Solutions, Inc.	*†	4,238	$72,851
Gentex Corp.	†	28,535	485,380
Gentherm, Inc.	*	10,898	135,571
Lear Corp.		15,805	597,271
Modine Manufacturing Co.	*	10,902	80,457
Quantum Fuel Systems Technologies Worldwide, Inc.	*	67,128	53,024
Shiloh Industries, Inc.		5,043	56,583
Spartan Motors, Inc.	†	16,899	84,495
Standard Motor Products, Inc.		5,615	103,428
Strattec Security Corp.		502	10,688
Superior Industries International, Inc.		2,803	47,903
Tenneco, Inc.	*	8,885	248,780
TRW Automotive Holdings Corp.	*	19,520	853,219
Visteon Corp.	*	8,934	397,206
WABCO Holdings, Inc.	*	12,253	706,631

			5,785,979

Automobiles—0.8%
General Motors Co.	*	135,282	3,077,665
Tesla Motors, Inc.	*†	8,156	238,808
Thor Industries, Inc.		7,449	270,548
Winnebago Industries, Inc.	*†	7,884	99,575

			3,686,596

Beverages—0.1%
Boston Beer Co., Inc. (The), Class A	*†	1,904	213,191
Central European Distribution Corp. (Poland)	*	15,916	45,361
Coca-Cola Bottling Co. Consolidated	†	798	54,344
Jones Soda Co.	*	36,928	10,709
National Beverage Corp.	*	766	11,612

			335,217

Biotechnology—3.3%
Aastrom Biosciences, Inc.	*	9,842	15,944
Acorda Therapeutics, Inc.	*	6,390	163,648
Agenus, Inc.	*	3,197	14,738
Alkermes plc (Ireland)	*	17,553	364,225
Alnylam Pharmaceuticals, Inc.	*	6,491	121,966
AMAG Pharmaceuticals, Inc.	*	3,480	61,735
Arena Pharmaceuticals, Inc.	*†	33,880	281,882
Ariad Pharmaceuticals, Inc.	*	34,626	838,815
Arqule, Inc.	*	6,240	31,886
Array BioPharma, Inc.	*	17,505	102,579
Astex Pharmaceuticals	*†	17,702	54,345
AVEO Pharmaceuticals, Inc.	*†	10,510	109,409
BioCryst Pharmaceuticals, Inc.	*†	21,994	93,255
BioMarin Pharmaceutical, Inc.	*	18,803	757,197
BioMimetic Therapeutics, Inc.	*	7,095	29,160
Cell Therapeutics, Inc.	*†	20,705	50,313
Celldex Therapeutics, Inc.	*	10,060	63,378
Cepheid, Inc.	*	8,077	278,737
Codexis, Inc.	*†	13,873	42,035
Cubist Pharmaceuticals, Inc.	*	7,593	362,034
Cytokinetics, Inc.	*	69,212	57,654
CytRx Corp.	*†	29,055	105,470
Dendreon Corp.	*†	24,041	116,118
Discovery Laboratories, Inc.	*†	7,623	25,003
Dyax Corp.	*	22,226	57,788
Emergent Biosolutions, Inc.	*	4,839	68,762
Entremed, Inc.	*	126	227

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Enzon Pharmaceuticals, Inc.	*	7,159	$49,827
Exact Sciences Corp.	*	11,980	131,900
Exelixis, Inc.	*†	35,337	170,324
Galena Biopharma, Inc.	*†	11,942	21,257
Genomic Health, Inc.	*	6,866	238,182
Geron Corp.	*†	36,667	62,334
GTx, Inc.	*	4,210	19,282
Halozyme Therapeutics, Inc.	*	18,837	142,408
Hemispherx Biopharma, Inc.	*†	54,952	43,962
Idenix Pharmaceuticals, Inc.	*	11,707	53,501
Idera Pharmaceuticals, Inc.	*	1,932	1,932
Immunogen, Inc.	*†	9,339	136,349
Immunomedics, Inc.	*†	12,320	43,243
Incyte Corp. Ltd.	*†	29,421	531,049
InterMune, Inc.	*	7,345	65,885
Isis Pharmaceuticals, Inc.	*†	15,742	221,490
Keryx Biopharmaceuticals, Inc.	*†	33,078	93,280
Lexicon Pharmaceuticals, Inc.	*†	34,034	78,959
Ligand Pharmaceuticals, Inc., Class B	*	3,990	68,428
MannKind Corp.	*†	21,902	63,078
Maxygen, Inc.		5,279	13,937
MediciNova, Inc.	*	3,130	5,947
Medivation, Inc.	*	13,562	764,354
Metabolix, Inc.	*†	8,606	14,372
Momenta Pharmaceuticals, Inc.	*	7,065	102,937
Myrexis, Inc.	*	58,092	141,164
Myriad Genetics, Inc.	*	17,432	470,490
Nabi Biopharmaceuticals	*	19,961	35,331
Neurocrine Biosciences, Inc.	*	8,240	65,755
Novavax, Inc.	*†	21,148	45,680
NPS Pharmaceuticals, Inc.	*	9,432	87,246
Onyx Pharmaceuticals, Inc.	*	13,102	1,107,119
Osiris Therapeutics, Inc.	*	4,513	49,869
PDL BioPharma, Inc.	†	38,667	297,349
Peregrine Pharmaceuticals, Inc.	*†	14,427	14,860
Pharmacyclics, Inc.	*	8,784	566,568
Progenics Pharmaceuticals, Inc.	*†	6,205	17,808
Regeneron Pharmaceuticals, Inc.	*	10,359	1,581,405
Repligen Corp.	*	9,025	53,789
Rigel Pharmaceuticals, Inc.	*	12,762	130,810
Sangamo Biosciences, Inc.	*†	10,702	65,068
Sarepta Therapeutics, Inc.	*†	8,651	134,350
Savient Pharmaceuticals, Inc.	*†	32,380	80,626
Seattle Genetics, Inc.	*†	20,977	565,330
SIGA Technologies, Inc.	*†	4,650	14,880
Spectrum Pharmaceuticals, Inc.	*†	8,460	98,982
StemCells, Inc.	*†	12,574	25,902
Synageva BioPharma Corp.	*	1,384	73,947
Telik, Inc.	*	202	323
Theravance, Inc.	*†	11,784	305,323
United Therapeutics Corp.	*	10,148	567,070
Vanda Pharmaceuticals, Inc.	*	15,122	60,942
Vertex Pharmaceuticals, Inc.	*	31,505	1,762,705
XOMA Corp.	*†	17,238	63,608

			15,890,819

Building Products—0.7%
A.O. Smith Corp.		8,295	477,294
American Woodmark Corp.	*	1,317	26,301
Apogee Enterprises, Inc.		5,631	110,480
Armstrong World Industries, Inc.		5,873	272,331
Fortune Brands Home & Security, Inc.	*	26,296	710,255

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Gibraltar Industries, Inc.	*	3,678	$47,152
Griffon Corp.		6,441	66,342
Insteel Industries, Inc.		2,829	33,184
Lennox International, Inc.		9,822	474,992
NCI Building Systems, Inc.	*	8,291	83,159
Owens Corning, Inc.	*	14,719	492,498
Quanex Building Products Corp.		3,000	56,520
Simpson Manufacturing Co., Inc.		8,898	254,661
Trex Co., Inc.	*	2,108	71,925
U.S. Home Systems, Inc.		1,624	20,251
Universal Forest Products, Inc.		1,649	68,500
USG Corp.	*	9,453	207,493

			3,473,338

Capital Markets—1.9%
Affiliated Managers Group, Inc.	*	9,350	1,150,050
American Capital Ltd.	*	68,077	771,993
Apollo Investment Corp.		49,910	392,792
Arlington Asset Investment Corp., Class A		3,155	75,278
Artio Global Investors, Inc.	†	27,199	81,053
BGC Partners, Inc., Class A		21,607	105,874
Calamos Asset Management, Inc., Class A		3,748	43,627
CIFC Corp.	*	2,540	18,593
Cowen Group, Inc., Class A	*	34,303	92,618
Diamond Hill Investment Group, Inc.		649	49,765
Eaton Vance Corp.	†	18,870	546,475
Evercore Partners, Inc., Class A		8,031	216,837
GAMCO Investors, Inc., Class A		1,052	52,337
GFI Group, Inc.		33,019	105,000
Greenhill & Co., Inc.	†	6,438	333,167
ICG Group, Inc.	*	7,645	77,673
Institutional Financial Markets, Inc.		4,976	5,623
INTL FCStone, Inc.	*	4,667	88,953
Investment Technology Group, Inc.	*	22,766	198,064
Janus Capital Group, Inc.		25,815	243,694
Jefferies Group, Inc.		29,047	397,653
KBW, Inc.	†	12,959	213,435
Knight Capital Group, Inc., Class A	*	25,616	68,651
Medallion Financial Corp.		2,518	29,738
Piper Jaffray Cos.	*	2,312	58,840
Raymond James Financial, Inc.		18,586	681,177
Safeguard Scientifics, Inc.	*	3,658	57,394
SEI Investments Co.		34,850	747,533
Stifel Financial Corp.	*	14,993	503,765
SWS Group, Inc.	*	14,960	91,406
TD Ameritrade Holding Corp.		50,281	772,819
U.S. Global Investors, Inc., Class A		8,854	54,186
Virtus Investment Partners, Inc.	*	1,399	120,314
Waddell & Reed Financial, Inc., Class A		14,093	461,828
Walter Investment Management Corp.	*	5,513	204,036
Westwood Holdings Group, Inc.		1,427	55,667

			9,167,908

Chemicals—2.5%
A. Schulman, Inc.		5,791	137,942
Albemarle Corp.		14,830	781,244
Ashland, Inc.		10,597	758,745
Balchem Corp.		4,960	182,181
Cabot Corp.		13,759	503,167

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Calgon Carbon Corp.	*†	19,947	$285,442
Celanese Corp., Class A		23,334	884,592
Chemtura Corp.	*	15,439	265,860
Cytec Industries, Inc.		6,784	444,488
Ferro Corp.	*	20,271	69,529
Flotek Industries, Inc.	*†	11,454	145,122
Georgia Gulf Corp.		3,528	127,784
H.B. Fuller Co.		12,649	388,071
Huntsman Corp.		30,318	452,648
Intrepid Potash, Inc.	*	8,881	190,764
Koppers Holdings, Inc.		3,348	116,946
Kronos Worldwide, Inc.		3,735	55,801
Landec Corp.	*	8,822	101,012
LSB Industries, Inc.	*	5,477	240,276
Material Sciences Corp.	*	5,258	48,058
Minerals Technologies, Inc.		1,872	132,781
NewMarket Corp.	†	1,802	444,157
Olin Corp.		8,990	195,353
OM Group, Inc.	*	7,720	143,129
OMNOVA Solutions, Inc.	*	9,679	73,270
Penford Corp.	*	5,562	41,604
PolyOne Corp.		16,034	265,683
Quaker Chemical Corp.		1,879	87,693
Rockwood Holdings, Inc.		11,577	539,488
RPM International, Inc.		25,982	741,526
Scotts Miracle-Gro Co. (The), Class A		8,157	354,585
Sensient Technologies Corp.		12,353	454,096
Spartech Corp.	*	2,131	11,401
Stepan Co.		1,197	115,056
Tredegar Corp.		2,467	43,765
Valhi, Inc.	†	11,760	143,472
Valspar Corp.		15,704	880,994
W.R. Grace & Co.	*	13,453	794,803
Westlake Chemical Corp.	†	4,325	315,984
Zep, Inc.		4,143	62,642
Zoltek Cos., Inc.	*†	17,218	132,406

			12,153,560

Commercial Banks—4.6%
1st Source Corp.		2,200	48,994
Ameris Bancorp	*	6,211	78,196
Arrow Financial Corp.		4,347	108,675
Associated Banc-Corp		39,187	516,093
BancFirst Corp.		1,092	46,912
Bancorp, Inc. (The)/Delaware	*	8,887	91,269
BancorpSouth, Inc.		19,643	289,538
BancTrust Financial Group, Inc.	*	4,800	14,448
Bank of Hawaii Corp.		11,077	505,333
Bank of the Ozarks, Inc.		10,632	366,485
Banner Corp.		2,674	72,465
BBCN Bancorp, Inc./California	*	23,477	296,045
BOK Financial Corp.		2,311	136,580
Boston Private Financial Holdings, Inc.		12,410	119,012
Bryn Mawr Bank Corp.		4,411	98,983
Camden National Corp.		1,411	52,263
Capital Bank Financial Corp.	*	3,246	58,419
Capital City Bank Group, Inc.	*	4,374	46,539
CapitalSource, Inc.		48,390	366,796
Cardinal Financial Corp.		7,745	110,753
Cascade Bancorp	*†	479	2,529
Cathay General Bancorp		18,966	327,353
Catskill Litigation Trust	*‡d	583	—

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Central Pacific Financial Corp.	*	4,653	$66,538
Chemical Financial Corp.		3,780	91,476
CIT Group, Inc.	*	29,844	1,175,555
Citizens Republic Bancorp, Inc.	*	16,394	317,224
City Holding Co.	†	2,691	96,445
City National Corp./California		7,803	401,933
CoBiz Financial, Inc.		13,041	91,287
Columbia Banking System, Inc.		9,767	181,080
Commerce Bancshares, Inc./Missouri		12,773	515,135
Community Bank System, Inc.		8,019	226,056
Community Trust Bancorp, Inc.		2,246	79,812
Cullen/Frost Bankers, Inc.		13,285	762,958
CVB Financial Corp.	†	17,733	211,732
East West Bancorp, Inc.		33,951	717,045
Eastern Virginia Bankshares, Inc.	*	701	3,232
Fidelity Southern Corp.		7,209	68,197
Financial Institutions, Inc.		2,448	45,631
First BanCorp. (Puerto Rico)	*†	25,707	113,625
First Bancorp/North Carolina		5,052	58,250
First Busey Corp.		14,438	70,457
First Citizens BancShares, Inc./North Carolina, Class A		634	103,279
First Commonwealth Financial Corp.		30,605	215,765
First Financial Bancorp		6,617	111,893
First Financial Bankshares, Inc.		5,160	185,915
First Merchants Corp.		4,647	69,751
First Midwest Bancorp, Inc./Illinois		9,549	119,840
First Niagara Financial Group, Inc.		76,028	615,067
First of Long Island Corp. (The)		1,432	44,120
FirstMerit Corp.	†	18,310	269,706
FNB Corp./Pennsylvania	†	28,242	316,593
Fulton Financial Corp.		42,856	422,560
Glacier Bancorp, Inc.	†	21,753	338,912
Great Southern Bancorp, Inc.		3,068	94,832
Guaranty Bancorp	*	38,669	78,111
Hancock Holding Co.		13,641	422,189
Hanmi Financial Corp.	*	8,190	104,914
Heritage Commerce Corp.	*	8,988	62,377
Heritage Financial Corp./Washington		5,490	82,515
IBERIABANK Corp.		6,270	287,166
Independent Bank Corp./Massachusetts	†	3,125	94,031
Independent Bank Corp./Michigan	*	389	1,054
International Bancshares Corp.		7,878	150,076
Investors Bancorp, Inc.	*	16,332	297,896
Lakeland Financial Corp.		4,843	133,667
Macatawa Bank Corp.	*	9,867	30,686
MainSource Financial Group, Inc.		4,454	57,189
MB Financial, Inc.		7,169	141,588
Merchants Bancshares, Inc.		1,298	38,356
MidSouth Bancorp, Inc.		3,651	59,110
MidWestOne Financial Group, Inc.		4,566	98,352
National Penn Bancshares, Inc.		8,522	77,635
NBT Bancorp, Inc.		4,152	91,635
Old National Bancorp/Indiana		30,830	419,596
Old Second Bancorp, Inc.	*	5,324	7,667
Oriental Financial Group, Inc. (Puerto Rico)	†	19,202	202,005
Pacific Capital Bancorp	*	1,651	75,781
Pacific Premier Bancorp, Inc.	*	977	9,330

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
PacWest Bancorp		2,392	$55,901
Park National Corp.	†	1,421	99,498
Peapack Gladstone Financial Corp.		1,086	17,745
Peoples Bancorp, Inc./Ohio	†	2,337	53,494
Pinnacle Financial Partners, Inc.	*	6,115	118,142
Popular, Inc. (Puerto Rico)	*	17,490	304,851
Preferred Bank/Los Angeles CA	*†	4,011	56,876
PrivateBancorp, Inc.		12,737	203,665
Prosperity Bancshares, Inc.		10,569	450,451
Renasant Corp.	†	4,358	85,439
Republic Bancorp, Inc./Kentucky, Class A	†	2,055	45,107
Royal Bancshares of Pennsylvania, Inc., Class A	*	11,522	25,924
S&T Bancorp, Inc.		6,364	112,070
Sandy Spring Bancorp, Inc.		2,239	43,101
Seacoast Banking Corp. of Florida	*†	53,038	84,330
Shore Bancshares, Inc.		5,419	32,622
Sierra Bancorp		5,758	70,593
Signature Bank/New York	*	6,594	442,326
Simmons First National Corp., Class A		3,697	90,040
Southwest Bancorp, Inc./Oklahoma	*	4,075	44,214
Sterling Bancorp/New York		5,344	53,012
Sterling Financial Corp./Washington		3,511	78,190
Suffolk Bancorp	*	3,976	58,288
Susquehanna Bancshares, Inc.		21,345	223,269
SVB Financial Group	*	6,536	395,167
SY Bancorp, Inc.		4,501	106,494
Synovus Financial Corp.	†	102,979	244,060
TCF Financial Corp.		19,522	233,093
Texas Capital Bancshares, Inc.	*	6,292	312,775
Tompkins Financial Corp.		1,976	80,068
TowneBank/Virginia	†	4,995	76,573
Trustmark Corp.		7,243	176,295
UMB Financial Corp.		5,083	247,440
Umpqua Holdings Corp.		15,160	195,412
Union First Market Bankshares Corp.		4,226	65,757
United Bankshares, Inc.	†	5,447	135,685
United Community Banks, Inc./Georgia	*	8,268	69,369
Valley National Bancorp	†	47,250	473,445
Virginia Commerce Bancorp, Inc.	*	10,179	89,066
Washington Trust Bancorp, Inc.		3,270	85,903
Webster Financial Corp.		19,943	472,649
WesBanco, Inc.		2,801	58,009
West Coast Bancorp/Oregon	*	3,288	74,046
Westamerica Bancorporation	†	5,748	270,443
Western Alliance Bancorp	*	35,451	361,600
Wilshire Bancorp, Inc.	*	17,149	108,039
Wintrust Financial Corp.		5,057	189,991

			22,349,034

Commercial Services & Supplies—1.5%
ABM Industries, Inc.		9,730	184,189
ACCO Brands Corp.	*	14,981	97,227
American Reprographics Co.	*	15,235	65,053
Asset Acceptance Capital Corp.	*	6,870	51,250
Asta Funding, Inc.		3,486	32,733
Brink’s Co. (The)		6,600	169,554
Casella Waste Systems, Inc., Class A	*	5,820	24,910

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Cenveo, Inc.	*†	10,269	$23,516
Clean Harbors, Inc.	*	6,367	311,028
Consolidated Graphics, Inc.	*	699	18,237
Copart, Inc.	*	19,876	551,161
Corrections Corp. of America		21,753	727,638
Courier Corp.		1,904	23,267
Covanta Holding Corp.		32,749	561,973
Deluxe Corp.	†	6,902	210,925
EnergySolutions, Inc.	*	17,158	46,841
Ennis, Inc.		2,217	36,381
G&K Services, Inc., Class A		2,038	63,810
Geo Group, Inc. (The)		10,797	298,753
Healthcare Services Group, Inc.		8,543	195,378
Herman Miller, Inc.		7,167	139,326
HNI Corp.		4,666	119,030
Interface, Inc.		5,624	74,293
Intersections, Inc.		4,413	46,513
Kimball International, Inc., Class B	†	4,445	54,318
Knoll, Inc.		8,621	120,263
McGrath RentCorp		2,986	77,905
Metalico, Inc.	*	25,521	65,334
Mine Safety Appliances Co.		4,632	172,635
Mobile Mini, Inc.	*	4,526	75,629
Multi-Color Corp.		2,526	58,502
NL Industries, Inc.		412	4,734
Perma-Fix Environmental Services, Inc.	*	25,765	26,796
Portfolio Recovery Associates, Inc.	*	1,989	207,711
Rollins, Inc.		17,041	398,589
Standard Register Co. (The)	†	1,650	1,171
Steelcase, Inc., Class A		19,006	187,209
Sykes Enterprises, Inc.	*	3,519	47,295
Team, Inc.	*	3,347	106,602
Tetra Tech, Inc.	*	6,841	179,645
TRC Cos., Inc.	*	11,036	82,991
Unifirst Corp.		996	66,523
United Stationers, Inc.		4,110	106,942
US Ecology, Inc.		11,022	237,855
Viad Corp.		1,978	41,261
Virco Manufacturing Corp.	*	1,859	4,406
Waste Connections, Inc.		22,840	690,910

			7,088,212

Communications Equipment—1.3%
Acme Packet, Inc.	*†	10,066	172,129
ADTRAN, Inc.	†	12,844	221,944
Alliance Fiber Optic Products, Inc.	*	963	8,657
Anaren, Inc.	*	2,003	40,040
Arris Group, Inc.	*	25,408	324,968
Aruba Networks, Inc.	*†	24,779	557,156
Aviat Networks, Inc.	*	22,656	53,921
Black Box Corp.		1,414	36,071
Blonder Tongue Laboratories, Inc.	*	2,285	2,422
Brocade Communications Systems, Inc.	*	65,397	386,823
CalAmp Corp.	*	9,992	82,034
Ciena Corp.	*†	24,804	337,334
Comtech Telecommunications Corp.		4,419	122,141
Digi International, Inc.	*	2,517	25,573
Ditech Networks, Inc.	*	3,980	5,652
EchoStar Corp., Class A	*	13,270	380,318
Emcore Corp.	*†	11,797	66,535
Emulex Corp.	*	15,840	114,207

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Extreme Networks, Inc.	*	9,940	$33,200
Finisar Corp.	*†	16,126	230,602
Globecomm Systems, Inc.	*	5,067	56,497
Harmonic, Inc.	*	19,391	88,035
Infinera Corp.	*	12,147	66,566
InterDigital, Inc.	†	7,655	285,378
Ixia	*	7,348	118,082
KVH Industries, Inc.	*	3,755	50,655
Loral Space & Communications, Inc.		3,041	216,215
NETGEAR, Inc.	*	3,773	143,902
Numerex Corp., Class A	*	1,800	20,394
Oclaro, Inc.	*	9,084	24,527
Oplink Communications, Inc.	*	1,808	29,904
Optical Cable Corp.		241	1,101
Parkervision, Inc.	*	37,014	86,613
Performance Technologies, Inc.	*	794	1,080
Plantronics, Inc.		9,656	341,147
Polycom, Inc.	*	30,575	301,775
Powerwave Technologies, Inc.	*†	6,812	4,155
Riverbed Technology, Inc.	*	23,885	555,804
Sonus Networks, Inc.	*	107,679	202,437
Sycamore Networks, Inc.	*	1,477	22,746
Symmetricom, Inc.	*	6,110	42,587
Tellabs, Inc.		59,542	210,779
UTStarcom Holdings Corp. (China)	*	76,536	78,832
ViaSat, Inc.	*	5,176	193,479
Westell Technologies, Inc., Class A	*	13,644	29,198
Zoom Technologies, Inc. (China)	*†	542	488

			6,374,103

Computers & Peripherals—0.6%
3D Systems Corp.	*†	6,673	219,208
Avid Technology, Inc.	*	2,658	25,145
Concurrent Computer Corp.		759	3,408
Cray, Inc.	*	5,759	73,139
Dataram Corp.	*	1,175	728
Diebold, Inc.		14,906	502,481
Dot Hill Systems Corp.	*	21,866	23,397
Electronics for Imaging, Inc.	*	3,912	64,978
Hutchinson Technology, Inc.	*†	2,054	3,574
iGO, Inc.	*	2,804	1,094
Imation Corp.	*	18,494	103,381
Immersion Corp.	*	5,977	32,694
Intermec, Inc.	*	11,337	70,403
Intevac, Inc.	*	3,891	23,774
Lexmark International, Inc., Class A		10,260	228,285
NCR Corp.	*	27,262	635,477
Novatel Wireless, Inc.	*	10,536	20,861
Overland Storage, Inc.	*	9,851	16,944
Presstek, Inc.	*	6,107	2,992
QLogic Corp.	*	26,656	304,412
Quantum Corp.	*†	58,778	94,633
Rimage Corp.		924	6,237
Silicon Graphics International Corp.	*†	9,365	85,222
STEC, Inc.	*	14,855	100,271
Stratasys, Inc.	*	1,962	106,733
Synaptics, Inc.	*†	5,067	121,709
TransAct Technologies, Inc.	*	2,600	18,876

			2,890,056

Construction & Engineering—0.7%
AECOM Technology Corp.	*	23,093	488,648
Aegion Corp.	*	4,145	79,418

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Comfort Systems USA, Inc.	†	3,803	$41,567
Dycom Industries, Inc.	*	13,213	190,003
EMCOR Group, Inc.		10,329	294,790
Furmanite Corp.	*†	7,017	39,856
Granite Construction, Inc.		5,631	161,722
KBR, Inc.		23,912	713,056
Layne Christensen Co.	*	2,498	48,986
MasTec, Inc.	*†	11,328	223,162
Northwest Pipe Co.	*	2,458	60,590
Orion Marine Group, Inc.	*	17,265	128,279
Pike Electric Corp.	*	1,369	10,883
Shaw Group, Inc. (The)	*	12,959	565,272
Sterling Construction Co., Inc.	*	5,331	53,203
Tutor Perini Corp.	*	5,845	66,867
URS Corp.		9,779	345,296

			3,511,598

Construction Materials—0.2%
Eagle Materials, Inc.		6,632	306,796
Headwaters, Inc.	*	14,630	96,266
Martin Marietta Materials, Inc.		5,070	420,151
Texas Industries, Inc.	*†	3,011	122,397

			945,610

Consumer Finance—0.2%
Cash America International, Inc.		7,304	281,715
CompuCredit Holdings Corp.	*	821	3,054
Credit Acceptance Corp.	*	216	18,470
DFC Global Corp.	*	10,439	179,029
Ezcorp, Inc., Class A	*	7,391	169,476
First Cash Financial Services, Inc.	*	7,544	347,099
First Marblehead Corp. (The)	*	39,461	41,434
Nelnet, Inc., Class A		4,517	107,234
World Acceptance Corp.	*†	1,346	90,788

			1,238,299

Containers & Packaging—0.9%
AEP Industries, Inc.	*†	1,473	89,249
AptarGroup, Inc.	†	9,353	483,644
Crown Holdings, Inc.	*	30,834	1,133,149
Graphic Packaging Holding Co.	*	52,944	307,605
Greif, Inc., Class A		4,197	185,423
Myers Industries, Inc.		4,506	70,384
Packaging Corp. of America		18,729	679,863
Rock-Tenn Co., Class A		9,473	683,761
Silgan Holdings, Inc.		9,969	433,751
Sonoco Products Co.		13,840	428,902

			4,495,731

Distributors—0.3%
LKQ Corp.	*	56,780	1,050,430
Pool Corp.		5,225	217,255
VOXX International Corp.	*	2,945	22,029

			1,289,714

Diversified Consumer Services—0.7%
American Public Education, Inc.	*†	2,444	89,035
Ascent Capital Group, Inc., Class A	*	2,424	130,920
Capella Education Co.	*	3,229	113,209
Career Education Corp.	*	11,632	43,853
Coinstar, Inc.	*†	3,501	157,475
Corinthian Colleges, Inc.	*†	17,447	41,524
DeVry, Inc.		9,475	215,651
Education Management Corp.	*†	12,017	37,373
Grand Canyon Education, Inc.	*	8,434	198,452

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hillenbrand, Inc.		14,350	$261,026
ITT Educational Services, Inc.	*	4,939	159,184
K12, Inc.	*†	8,049	162,590
Learning Tree International, Inc.	*	4,044	20,584
Matthews International Corp., Class A		4,455	132,848
Regis Corp.	†	5,718	105,097
School Specialty, Inc.	*	1,184	2,723
Service Corp. International		34,074	458,636
Sotheby’s	†	9,999	314,969
Steiner Leisure Ltd. (Bahamas)	*	2,327	108,322
Stewart Enterprises, Inc., Class A	†	11,267	94,586
Strayer Education, Inc.		944	60,746
Universal Technical Institute, Inc.		4,524	61,979
Weight Watchers International, Inc.	†	5,424	286,387

			3,257,169

Diversified Financial Services—0.3%
Interactive Brokers Group, Inc., Class A		14,771	207,089
MarketAxess Holdings, Inc.		8,655	273,498
MSCI, Inc.	*	22,345	799,728
PHH Corp.	*†	11,809	240,313
PICO Holdings, Inc.	*	3,754	85,666
Resource America, Inc., Class A		3,696	25,281

			1,631,575

Diversified Telecommunication Services—0.6%
8x8, Inc.	*	33,730	221,269
Alaska Communications Systems Group, Inc.	†	8,744	19,761
Atlantic Tele-Network, Inc.		1,034	44,441
Cbeyond, Inc.	*	5,638	55,591
Cincinnati Bell, Inc.	*	58,433	333,068
Cogent Communications Group, Inc.		9,120	209,669
Consolidated Communications Holdings, Inc.		15,899	273,304
General Communication, Inc., Class A	*	3,847	37,700
HickoryTech Corp.		2,286	24,186
IDT Corp., Class B		2,274	23,354
Level 3 Communications, Inc.	*†	28,997	666,061
Lumos Networks Corp.		1,551	12,191
Neutral Tandem, Inc.	*	13,265	124,426
ORBCOMM, Inc.	*	13,962	52,218
Premiere Global Services, Inc.	*	5,642	52,753
tw telecom inc.	*	22,613	589,521

			2,739,513

Electric Utilities—1.4%
ALLETE, Inc.		5,379	224,520
Cleco Corp.		8,902	373,706
El Paso Electric Co.		7,953	272,390
Empire District Electric Co. (The)		10,377	223,624
Great Plains Energy, Inc.		22,589	502,831
Hawaiian Electric Industries, Inc.		25,440	669,327
IDACORP, Inc.		8,127	351,655
ITC Holdings Corp.		7,281	550,298
MGE Energy, Inc.		4,750	251,703
NV Energy, Inc.		33,967	611,746
OGE Energy Corp.		15,087	836,725
Otter Tail Corp.		6,778	161,723
PNM Resources, Inc.		13,928	292,906
Portland General Electric Co.		13,022	352,115

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
UIL Holdings Corp.		10,662	$382,339
Unitil Corp.		4,288	116,719
UNS Energy Corp.		4,770	199,672
Westar Energy, Inc.		18,809	557,875

			6,931,874

Electrical Equipment—1.2%
A123 Systems, Inc.	*	39,421	9,855
Active Power, Inc.	*	42,100	33,680
Acuity Brands, Inc.		4,849	306,893
American Superconductor Corp.	*	6,746	27,996
AMETEK, Inc.		45,337	1,607,197
AZZ, Inc.		4,395	166,922
Babcock & Wilcox Co. (The)	*	19,772	503,593
Belden, Inc.		8,915	328,785
Brady Corp., Class A		7,763	227,301
Capstone Turbine Corp.	*†	79,299	79,299
Encore Wire Corp.		1,693	49,537
EnerSys, Inc.	*	11,416	402,871
Franklin Electric Co., Inc.	†	3,929	237,665
FuelCell Energy, Inc.	*†	48,935	43,063
General Cable Corp.	*	7,507	220,556
GrafTech International Ltd.	*	22,518	202,437
Hubbell, Inc., Class B		7,363	594,489
II-VI, Inc.	*	6,998	133,102
LSI Industries, Inc.		3,003	20,240
Magnetek, Inc.	*	458	5,157
Orbit International Corp.	*	2,812	9,223
Polypore International, Inc.	*†	5,835	206,267
Powell Industries, Inc.	*	1,046	40,449
PowerSecure International, Inc.	*	2,650	15,873
Regal-Beloit Corp.		5,997	422,669
Ultralife Corp.	*	3,672	11,420
Universal Security Instruments, Inc.	*	266	1,170
Vicor Corp.	*	3,481	23,218

			5,930,927

Electronic Equipment, Instruments & Components—1.9%
Agilysys, Inc.	*	4,188	36,017
Anixter International, Inc.		5,818	334,302
Arrow Electronics, Inc.	*	15,485	521,999
Avnet, Inc.	*	23,170	674,015
AVX Corp.		16,770	160,824
Badger Meter, Inc.	†	4,287	156,004
Benchmark Electronics, Inc.	*	14,600	222,942
Brightpoint, Inc.	*	13,208	118,608
Checkpoint Systems, Inc.	*	8,101	67,076
Cognex Corp.		3,670	126,909
Coherent, Inc.	*	3,191	146,339
CTS Corp.		4,578	46,101
Daktronics, Inc.		5,610	53,351
Dolby Laboratories, Inc., Class A	*	7,320	239,730
DTS, Inc.	*	1,605	37,364
Echelon Corp.	*	10,673	40,984
Electro Rent Corp.		2,563	45,340
Electro Scientific Industries, Inc.		3,685	45,031
FARO Technologies, Inc.	*	1,400	57,848
FEI Co.		7,016	375,356
Frequency Electronics, Inc.	*	1,355	11,585
ID Systems, Inc.	*	2,437	14,037
Identive Group, Inc.	*	11,064	9,515
Ingram Micro, Inc., Class A	*	29,411	447,930
Insight Enterprises, Inc.	*	3,820	66,774
IPG Photonics Corp.	*†	6,852	392,620

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Iteris, Inc.	*	4,264	$6,481
Itron, Inc.	*	10,094	435,556
Lightpath Technologies, Inc., Class A	*†	17,646	17,558
Littelfuse, Inc.		2,845	160,856
LoJack Corp.	*	1,880	4,230
LRAD Corp.	*†	3,686	5,087
Maxwell Technologies, Inc.	*	3,381	27,454
Measurement Specialties, Inc.	*	3,063	101,018
Mercury Computer Systems, Inc.	*	3,652	38,784
Mesa Laboratories, Inc.		1,200	58,056
Methode Electronics, Inc.		16,111	156,438
Microvision, Inc.	*†	14,308	33,195
MTS Systems Corp.		1,818	97,354
National Instruments Corp.		17,107	430,583
Newport Corp.	*	4,130	45,678
OSI Systems, Inc.	*	2,750	214,060
Park Electrochemical Corp.		1,950	48,419
PC Connection, Inc.		2,755	31,710
Planar Systems, Inc.	*	8,504	11,480
Plexus Corp.	*	4,416	133,761
Power-One, Inc.	*†	40,825	228,620
Pulse Electronics Corp.		7,988	6,550
Radisys Corp.	*	4,878	17,561
Research Frontiers, Inc.	*†	2,932	13,047
Rofin-Sinar Technologies, Inc.	*	3,102	61,203
Rogers Corp.	*	1,417	60,024
Sanmina-SCI Corp.	*	9,115	77,386
ScanSource, Inc.	*	1,798	57,572
Sigmatron International, Inc.	*	283	1,231
SYNNEX Corp.	*	5,088	165,767
Tech Data Corp.	*	9,451	428,130
Trimble Navigation Ltd.	*	18,784	895,245
TTM Technologies, Inc.	*†	13,456	126,890
Universal Display Corp.	*	5,881	202,189
Vishay Intertechnology, Inc.	*†	19,798	194,614
Vishay Precision Group, Inc.	*	7,543	105,451
Wayside Technology Group, Inc.		1,787	22,284
Zygo Corp.	*	2,997	54,815

			9,224,938

Energy Equipment & Services—1.8%
Atwood Oceanics, Inc.	*	8,965	407,459
Basic Energy Services, Inc.	*†	5,491	61,609
Bolt Technology Corp.		4,903	70,505
Bristow Group, Inc.		7,731	390,802
Cal Dive International, Inc.	*†	45,231	69,203
CARBO Ceramics, Inc.	†	2,596	163,340
Dawson Geophysical Co.	*	2,635	66,560
Dresser-Rand Group, Inc.	*	13,863	763,990
Dril-Quip, Inc.	*	5,987	430,346
Exterran Holdings, Inc.	*	10,606	215,090
Gulfmark Offshore, Inc., Class A	*	3,758	124,164
Heckmann Corp.	*†	12,249	51,446
Helix Energy Solutions Group, Inc.	*	12,150	221,981
Hercules Offshore, Inc.	*	42,310	206,473
Hornbeck Offshore Services, Inc.	*	4,277	156,752
ION Geophysical Corp.	*	22,870	158,718
Key Energy Services, Inc.	*	31,716	222,012
Lufkin Industries, Inc.	†	5,305	285,515
Matrix Service Co.	*	3,244	34,289
McDermott International, Inc.	*	38,556	471,154
Mitcham Industries, Inc.	*	3,707	59,053
Natural Gas Services Group, Inc.	*	5,244	78,398

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Newpark Resources, Inc.	*†	17,228	$127,659
Oceaneering International, Inc.		13,067	721,952
Oil States International, Inc.	*	6,650	528,409
OYO Geospace Corp.	*	802	98,173
Parker Drilling Co.	*	18,562	78,517
Patterson-UTI Energy, Inc.	†	34,323	543,676
PHI, Inc.	*	2,638	82,991
Pioneer Energy Services Corp.	*	16,802	130,888
RPC, Inc.	†	25,188	299,485
SEACOR Holdings, Inc.	*	2,817	234,825
Superior Energy Services, Inc.	*	25,901	531,489
TETRA Technologies, Inc.	*	8,961	54,214
Tidewater, Inc.		7,544	366,110
Unit Corp.	*	6,849	284,234
Vantage Drilling Co.	*	44,721	82,287

			8,873,768

Food & Staples Retailing—0.4%
Andersons, Inc. (The)		2,228	83,906
Arden Group, Inc., Class A		552	53,555
Casey’s General Stores, Inc.		7,327	418,665
Harris Teeter Supermarkets, Inc.		7,740	300,622
Nash Finch Co.		1,190	24,300
Pantry, Inc. (The)	*	2,139	31,122
Pricesmart, Inc.		3,028	229,280
Rite Aid Corp.	*	203,564	238,170
Spartan Stores, Inc.		3,490	53,432
SUPERVALU, Inc.	†	28,510	68,709
United Natural Foods, Inc.	*	6,858	400,850
Village Super Market, Inc., Class A		2,777	102,083
Weis Markets, Inc.		1,103	46,690

			2,051,384

Food Products—1.9%
B&G Foods, Inc.		12,057	365,448
Bunge Ltd.		26,859	1,800,896
Calavo Growers, Inc.	†	2,244	56,100
Cal-Maine Foods, Inc.		6,514	292,739
Chiquita Brands International, Inc.	*†	9,802	74,887
Darling International, Inc.	*	17,587	321,666
Diamond Foods, Inc.	†	4,466	84,050
Dole Food Co., Inc.	*†	12,165	170,675
Farmer Bros. Co.	*†	930	8,844
Flowers Foods, Inc.		28,075	566,554
Fresh Del Monte Produce, Inc.		11,486	294,042
Green Mountain Coffee Roasters, Inc.	*†	18,718	444,553
Griffin Land & Nurseries, Inc.	†	2,039	68,775
Hain Celestial Group, Inc. (The)	*	10,164	640,332
Hillshire Brands Co.		21,866	585,571
Ingredion, Inc.		12,624	696,340
Inventure Foods, Inc.	*	9,182	52,246
J&J Snack Foods Corp.		1,866	106,978
John B. Sanfilippo & Son, Inc.	*	1,899	24,725
Lancaster Colony Corp.		2,437	178,510
Omega Protein Corp.	*	2,815	19,311
Post Holdings, Inc.	*	5,073	152,494
Ralcorp Holdings, Inc.	*	8,870	647,510
Sanderson Farms, Inc.		2,714	120,420
Smart Balance, Inc.	*	15,817	191,069
Smithfield Foods, Inc.	*	23,691	465,528
Snyders-Lance, Inc.		10,604	265,100
Tootsie Roll Industries, Inc.		3,255	87,820

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
TreeHouse Foods, Inc.	*	8,182	$429,555

			9,212,738

Gas Utilities—0.9%
Atmos Energy Corp.		14,680	525,397
Chesapeake Utilities Corp.		2,965	140,423
Delta Natural Gas Co., Inc.		7,514	145,471
Laclede Group, Inc. (The)		1,902	81,786
National Fuel Gas Co.		14,383	777,257
New Jersey Resources Corp.		5,892	269,382
Northwest Natural Gas Co.	†	3,667	180,563
Piedmont Natural Gas Co., Inc.	†	15,429	501,134
Questar Corp.		29,569	601,138
South Jersey Industries, Inc.		3,110	164,612
Southwest Gas Corp.		7,750	342,550
UGI Corp.		16,949	538,131
WGL Holdings, Inc.		6,648	267,582

			4,535,426

Health Care Equipment & Supplies—2.3%
Abaxis, Inc.	*	2,445	87,824
ABIOMED, Inc.	*†	6,733	141,326
Accuray, Inc.	*	10,434	73,873
Alere, Inc.	*	9,884	192,639
Align Technology, Inc.	*	11,608	429,148
Analogic Corp.		1,810	141,488
AngioDynamics, Inc.	*	14,132	172,410
Atrion Corp.	†	435	96,353
Biolase, Inc.	*†	22,190	37,945
Cantel Medical Corp.		6,766	183,223
Cerus Corp.	*†	16,123	54,818
Conceptus, Inc.	*	5,717	116,112
CONMED Corp.		9,592	273,372
Cooper Cos., Inc. (The)		6,675	630,521
CryoLife, Inc.		6,833	45,918
Cutera, Inc.	*	3,098	23,142
Cyberonics, Inc.	*	3,767	197,466
Cynosure, Inc., Class A	*	3,342	88,162
DexCom, Inc.	*	11,213	168,531
Endologix, Inc.	*	14,422	199,312
Greatbatch, Inc.	*	2,283	55,545
Haemonetics Corp.	*	3,839	307,888
Hill-Rom Holdings, Inc.		5,409	157,186
Hologic, Inc.	*	52,477	1,062,135
ICU Medical, Inc.	*	1,366	82,616
IDEXX Laboratories, Inc.	*†	6,183	614,281
Insulet Corp.	*	7,107	153,369
Integra LifeSciences Holdings Corp.	*	2,236	91,900
Invacare Corp.		4,378	61,905
IRIS International, Inc.	*	4,135	80,715
MAKO Surgical Corp.	*†	5,397	93,962
Masimo Corp.	*	6,826	165,053
Medical Action Industries, Inc.	*	7,146	24,940
Meridian Bioscience, Inc.		6,053	116,097
Merit Medical Systems, Inc.	*	7,183	107,242
Natus Medical, Inc.	*	15,518	202,820
Neogen Corp.	*	3,093	132,071
NuVasive, Inc.	*	6,151	140,919
NxStage Medical, Inc.	*	12,475	164,795
OraSure Technologies, Inc.	*	7,330	81,510
Orthofix International NV (Netherlands Antilles)	*	2,888	129,238
Palomar Medical Technologies, Inc.	*	2,762	26,073
Quidel Corp.	*†	14,799	280,145

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
ResMed, Inc.	†	25,196	$1,019,682
Rochester Medical Corp.	*	5,305	62,652
RTI Biologics, Inc.	*	13,504	56,312
Sirona Dental Systems, Inc.	*	8,415	479,318
Spectranetics Corp.	*	8,571	126,422
Staar Surgical Co.	*	13,188	99,701
STERIS Corp.		13,087	464,196
SurModics, Inc.	*	3,217	65,048
Teleflex, Inc.		6,200	426,808
Theragenics Corp.	*	4,088	7,031
ThermoGenesis Corp.	*	1,079	1,165
Thoratec Corp.	*	9,579	331,433
Urologix, Inc.	*†	25,612	19,977
Vision-Sciences, Inc.	*†	27,178	35,875
Volcano Corp.	*	5,711	163,163
West Pharmaceutical Services, Inc.		4,069	215,942
Wright Medical Group, Inc.	*	5,713	126,314
Young Innovations, Inc.		1,093	42,736

			11,429,763

Health Care Providers & Services—2.8%
Alliance HealthCare Services, Inc.	*	10,817	15,252
Almost Family, Inc.	*	2,502	53,243
Amedisys, Inc.	*	2,921	40,339
AMERIGROUP Corp.	*	5,870	536,694
AMN Healthcare Services, Inc.	*	3,864	38,872
Amsurg Corp.	*	3,538	100,408
Bio-Reference Labs, Inc.	*	11,461	327,555
BioScrip, Inc.	*	9,835	89,597
Brookdale Senior Living, Inc.	*	21,979	510,352
Capital Senior Living Corp.	*	9,966	144,208
CardioNet, Inc.	*	8,331	20,994
Catamaran Corp.	*	14,787	1,448,682
Centene Corp.	*	7,045	263,553
Chemed Corp.	†	2,102	145,648
Chindex International, Inc.	*†	5,225	53,974
Community Health Systems, Inc.	*	12,136	353,643
Cross Country Healthcare, Inc.	*	2,631	12,418
Emeritus Corp.	*	5,975	125,117
Ensign Group, Inc. (The)		3,393	103,843
Five Star Quality Care, Inc.	*	23,205	118,578
Gentiva Health Services, Inc.	*	3,767	42,642
Hanger, Inc.	*	7,988	227,898
HCA Holdings, Inc.		7,601	252,733
Health Management Associates, Inc., Class A	*	41,012	344,091
Health Net, Inc.	*	15,676	352,867
HealthSouth Corp.	*	20,125	484,207
Healthways, Inc.	*	3,517	41,184
Henry Schein, Inc.	*	14,562	1,154,330
HMS Holdings Corp.	*	13,299	444,586
IPC The Hospitalist Co., Inc.	*	4,870	222,559
Kindred Healthcare, Inc.	*	6,873	78,215
Landauer, Inc.		1,319	78,771
LHC Group, Inc.	*	8,598	158,805
LifePoint Hospitals, Inc.	*	8,109	346,903
Magellan Health Services, Inc.	*	4,963	256,140
MEDNAX, Inc.	*†	8,920	664,094
Molina Healthcare, Inc.	*	3,366	84,655
MWI Veterinary Supply, Inc.	*	1,760	187,757
National Healthcare Corp.		1,078	51,464
National Research Corp.		1,250	62,837
Omnicare, Inc.		14,725	500,208
Owens & Minor, Inc.	†	7,718	230,614

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
PDI, Inc.	*	864	$6,886
PharMerica Corp.	*	5,445	68,934
Providence Service Corp. (The)	*	3,898	50,635
PSS World Medical, Inc.	*	14,310	325,982
Psychemedics Corp.		902	10,959
Skilled Healthcare Group, Inc., Class A	*	10,902	70,100
Sun Healthcare Group, Inc.	*	7,309	61,871
Sunrise Senior Living, Inc.	*	17,453	249,054
Team Health Holdings, Inc.	*	9,475	257,057
Triple-S Management Corp., Class B (Puerto Rico)	*	7,729	161,536
U.S. Physical Therapy, Inc.		3,224	89,079
Universal American Corp.	*	10,462	96,669
Universal Health Services, Inc., Class B		14,228	650,646
Vanguard Health Systems, Inc.	*	3,023	37,395
VCA Antech, Inc.	*	11,415	225,218
WellCare Health Plans, Inc.	*	5,753	325,332

			13,457,883

Health Care Technology—0.4%
Allscripts Healthcare Solutions, Inc.	*	39,879	495,696
athenahealth, Inc.	*†	4,838	443,983
Authentidate Holding Corp.	*	20,799	26,623
Computer Programs & Systems, Inc.		3,593	199,591
MedAssets, Inc.	*	19,972	355,501
Medidata Solutions, Inc.	*	9,004	373,666
Mediware Information Systems, Inc.	*	1,191	26,095
Merge Healthcare, Inc.	*	9,619	36,841
Omnicell, Inc.	*	7,892	109,699
Quality Systems, Inc.		5,804	107,664

			2,175,359

Hotels, Restaurants & Leisure—3.1%
AFC Enterprises, Inc.	*	5,988	147,305
Ambassadors Group, Inc.		2,796	15,098
Ameristar Casinos, Inc.		3,664	65,219
Bally Technologies, Inc.	*	8,445	417,099
Biglari Holdings, Inc.	*	109	39,792
Bluegreen Corp.	*	1,800	11,304
Bob Evans Farms, Inc.		2,925	114,455
Boyd Gaming Corp.	*†	9,758	68,891
Brinker International, Inc.		8,138	287,271
Buffalo Wild Wings, Inc.	*†	4,069	348,876
CEC Entertainment, Inc.		2,926	88,131
Cheesecake Factory, Inc. (The)		8,701	311,061
Choice Hotels International, Inc.		6,229	199,266
Churchill Downs, Inc.		1,867	117,098
Cosi, Inc.	*	95,992	73,914
Cracker Barrel Old Country Store, Inc.		2,879	193,210
DineEquity, Inc.	*	1,467	82,152
Domino’s Pizza, Inc.		12,378	466,651
Dover Downs Gaming & Entertainment, Inc.		1,687	4,201
Dover Motorsports, Inc.	*	1,645	2,287
Gaylord Entertainment Co. REIT	*	7,071	279,517
Hyatt Hotels Corp., Class A	*	8,122	326,098
International Speedway Corp., Class A		3,250	92,202
Interval Leisure Group, Inc.		5,696	107,825

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Isle of Capri Casinos, Inc.	*	1,251	$8,694
Jack in the Box, Inc.	*	8,142	228,872
Jamba, Inc.	*	31,424	70,076
Krispy Kreme Doughnuts, Inc.	*	23,022	182,564
Las Vegas Sands Corp.		100,757	4,672,102
Life Time Fitness, Inc.	*†	5,382	246,173
Luby’s, Inc.	*	14,427	97,094
Marcus Corp.	†	1,805	20,035
Marriott Vacations Worldwide Corp.	*	4,601	165,728
MGM Resorts International	*	65,940	708,855
Monarch Casino & Resort, Inc.	*	6,897	60,073
Morgans Hotel Group Co.	*	7,052	45,274
MTR Gaming Group, Inc.	*	4,525	19,050
Multimedia Games Holding Co., Inc.	*	4,259	66,994
Orient-Express Hotels Ltd., Class A (Bermuda)	*	13,651	121,494
Panera Bread Co., Class A	*	4,389	750,036
Papa John’s International, Inc.	*	2,356	125,834
Peet’s Coffee & Tea, Inc.	*	2,241	164,355
Penn National Gaming, Inc.	*	13,863	597,495
Pinnacle Entertainment, Inc.	*	22,133	271,129
Red Robin Gourmet Burgers, Inc.	*	1,203	39,170
Royal Caribbean Cruises Ltd.		22,990	694,528
Ruby Tuesday, Inc.	*	20,841	151,097
Scientific Games Corp., Class A	*	13,630	112,720
Shuffle Master, Inc.	*†	6,463	102,180
Six Flags Entertainment Corp.		4,655	273,714
Sonic Corp.	*	13,814	141,870
Speedway Motorsports, Inc.		1,680	25,872
Texas Roadhouse, Inc.		20,520	350,892
Vail Resorts, Inc.	†	3,907	225,239
Wendy’s Co. (The)	†	64,355	292,815
WMS Industries, Inc.	*	4,326	70,860

			14,961,807

Household Durables—1.2%
American Greetings Corp., Class A	†	8,927	149,974
Bassett Furniture Industries, Inc.		610	7,594
Beazer Homes USA, Inc.	*†	42,835	152,064
Blyth, Inc.	†	1,754	45,586
Cavco Industries, Inc.	*	1,216	55,802
CSS Industries, Inc.		1,140	23,427
Ethan Allen Interiors, Inc.		3,468	76,019
Furniture Brands International, Inc.	*	9,746	14,132
Helen of Troy Ltd. (Bermuda)	*	3,893	123,914
Hooker Furniture Corp.		3,953	51,349
Hovnanian Enterprises, Inc., Class A	*†	48,421	167,537
Jarden Corp.		15,029	794,132
KB Home		9,945	142,711
Kid Brands, Inc.	*	1,157	1,770
La-Z-Boy, Inc.	*	13,087	191,463
M/I Homes, Inc.	*	1,741	33,671
MDC Holdings, Inc.		5,581	214,924
Meritage Homes Corp.	*	4,845	184,255
Mohawk Industries, Inc.	*	8,152	652,323
NACCO Industries, Inc., Class A		441	55,306
NVR, Inc.	*	753	635,909
Ryland Group, Inc. (The)		9,672	290,160
Sealy Corp.	*†	6,171	13,453
Skyline Corp.	*	918	4,966
Standard Pacific Corp.	*†	29,234	197,622

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Tempur-Pedic International, Inc.	*	8,386	$250,658
Toll Brothers, Inc.	*	18,392	611,166
Tupperware Brands Corp.		8,397	449,995
Universal Electronics, Inc.	*	3,125	54,938

			5,646,820

Household Products—0.5%
Central Garden and Pet Co., Class A	*	2,770	33,461
Church & Dwight Co., Inc.		24,775	1,337,602
Energizer Holdings, Inc.		11,077	826,455
Harbinger Group, Inc.	*	15,125	127,504
WD-40 Co.		2,756	145,076

			2,470,098

Independent Power Producers & Energy Traders—0.4%
Atlantic Power Corp.		7,482	111,931
Calpine Corp.	*	89,210	1,543,333
CollabRx, Inc.	*	62	219
Genie Energy Ltd., Class B		4,871	34,925
GenOn Energy, Inc.	*	130,734	330,757
Ormat Technologies, Inc.	†	9,093	170,494

			2,191,659

Industrial Conglomerates—0.2%
Carlisle Cos., Inc.		9,558	496,251
Raven Industries, Inc.		10,824	318,550
Seaboard Corp.	*	43	97,186
Standex International Corp.		1,584	70,409

			982,396

Insurance—4.1%
Alleghany Corp.	*	1,802	621,582
Alterra Capital Holdings Ltd. (Bermuda)		13,003	311,292
American Financial Group, Inc.		21,040	797,416
American National Insurance Co.		3,719	267,136
American Safety Insurance Holdings Ltd.	*	8,481	158,510
AMERISAFE, Inc.	*	5,765	156,462
Amtrust Financial Services, Inc.	†	12,023	308,029
Arch Capital Group Ltd. (Bermuda)	*	20,502	854,523
Argo Group International Holdings Ltd. (Bermuda)		3,031	98,174
Arthur J. Gallagher & Co.		18,868	675,852
Aspen Insurance Holdings Ltd. (Bermuda)		19,083	581,841
Assured Guaranty Ltd. (Bermuda)		23,630	321,841
Axis Capital Holdings Ltd. (Bermuda)		23,436	818,385
Baldwin & Lyons, Inc., Class B		1,316	31,466
Brown & Brown, Inc.		21,301	555,317
Citizens, Inc.	*†	26,322	276,118
CNA Financial Corp.		8,025	215,070
CNO Financial Group, Inc.		33,835	326,508
Crawford & Co., Class B		3,543	17,750
eHealth, Inc.	*	9,146	171,670
EMC Insurance Group, Inc.		1,041	21,861
Employers Holdings, Inc.		8,216	150,599
Endurance Specialty Holdings Ltd. (Bermuda)		8,343	321,205
Enstar Group Ltd. (Bermuda)	*	626	62,381
Erie Indemnity Co., Class A		4,229	271,798
Everest Re Group Ltd. (Bermuda)		8,159	872,687
FBL Financial Group, Inc., Class A		2,268	75,298

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Fidelity National Financial, Inc., Class A		34,685	$741,912
First American Financial Corp.		13,864	300,433
Flagstone Reinsurance Holdings SA (Luxembourg)		11,279	96,887
Hanover Insurance Group, Inc. (The)		4,762	177,432
HCC Insurance Holdings, Inc.		17,374	588,805
Hilltop Holdings, Inc.	*	18,258	232,059
Horace Mann Educators Corp.		16,564	299,974
Independence Holding Co.		6,525	65,707
Infinity Property & Casualty Corp.		1,280	77,299
Kansas City Life Insurance Co.		1,203	46,352
Kemper Corp.		11,715	359,768
Markel Corp.	*	1,240	568,528
MBIA, Inc.	*	16,677	168,938
Meadowbrook Insurance Group, Inc.		30,802	236,867
Mercury General Corp.		4,554	176,012
Montpelier Re Holdings Ltd. (Bermuda)		11,312	250,334
National Financial Partners Corp.	*	9,598	162,206
Navigators Group, Inc. (The)	*	1,745	85,898
Old Republic International Corp.		33,631	312,768
OneBeacon Insurance Group Ltd., Class A		9,986	134,212
PartnerRe Ltd. (Bermuda)		9,458	702,540
Phoenix Cos., Inc. (The)	*†	1,471	45,116
Platinum Underwriters Holdings Ltd. (Bermuda)		7,129	291,362
Presidential Life Corp.		2,568	35,772
ProAssurance Corp.		3,102	280,545
Protective Life Corp.		9,843	257,985
Reinsurance Group of America, Inc.		11,745	679,683
RenaissanceRe Holdings Ltd. (Bermuda)		8,998	693,206
RLI Corp.	†	1,980	131,987
Safety Insurance Group, Inc.		1,536	70,472
SeaBright Holdings, Inc.		5,072	55,792
Selective Insurance Group, Inc.		9,573	181,791
StanCorp Financial Group, Inc.		10,880	339,891
State Auto Financial Corp.		2,585	42,368
Stewart Information Services Corp.		1,684	33,916
Symetra Financial Corp.		15,274	187,870
Tower Group, Inc.		3,847	74,593
United Fire Group, Inc.		2,592	65,111
Validus Holdings Ltd. (Bermuda)		13,643	462,634
W.R. Berkley Corp.		21,597	809,671
White Mountains Insurance Group Ltd.		706	362,418

			20,227,885

Internet & Catalog Retail—0.5%
1-800-Flowers.com, Inc., Class A	*	2,113	7,881
Blue Nile, Inc.	*†	2,444	90,648
dELiA*s, Inc.	*	8,443	11,736
Geeknet, Inc.	*	1,436	27,787
Groupon, Inc.	*†	5,455	25,966
Hollywood Media Corp.	*	10,671	14,299
HSN, Inc.		3,145	154,262
Liberty Interactive Corp., Series A	*	82,227	1,521,200
Liberty Ventures, Series A	*	4,111	204,070
Nutrisystem, Inc.	†	5,029	52,955
Overstock.com, Inc.	*	3,326	34,457

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Shutterfly, Inc.	*†	11,814	$367,652
Valuevision Media, Inc., Class A	*	34,796	81,771

			2,594,684

Internet Software & Services—1.9%
AOL, Inc.	*	14,126	497,659
Autobytel, Inc.	*	951	3,642
Blucora, Inc.	*	11,869	211,387
comScore, Inc.	*	6,023	91,851
Constant Contact, Inc.	*	10,251	178,367
CoStar Group, Inc.	*	3,058	249,349
Crexendo, Inc.		1,043	3,155
DealerTrack Holdings, Inc.	*	4,113	114,547
Digital River, Inc.	*	5,786	96,395
EarthLink, Inc.		42,332	301,404
Equinix, Inc.	*	5,651	1,164,388
Facebook, Inc., Class A	*†	81,154	1,756,984
IAC/InterActiveCorp		15,369	800,110
Internap Network Services Corp.	*	12,216	86,123
Inuvo, Inc.	*	2,034	1,485
Ipass, Inc.	*	24,123	53,071
j2 Global, Inc.	†	7,537	247,364
Keynote Systems, Inc.		3,262	47,234
Limelight Networks, Inc.	*†	6,937	16,233
LinkedIn Corp., Class A	*	1,430	172,172
Liquidity Services, Inc.	*†	3,959	198,781
LivePerson, Inc.	*	8,484	153,645
LogMeIn, Inc.	*	6,170	138,393
Looksmart Ltd.	*	4,010	3,448
Marchex, Inc., Class B	†	2,710	10,352
Move, Inc.	*	14,314	123,387
NIC, Inc.		10,696	158,301
OpenTable, Inc.	*†	7,353	305,885
Perficient, Inc.	*	4,400	53,108
Rackspace Hosting, Inc.	*	14,515	959,296
RealNetworks, Inc.	*	4,328	36,009
Saba Software, Inc.	*	8,343	83,347
Stamps.com, Inc.	*	3,772	87,284
support.com, Inc.	*	4,962	20,989
United Online, Inc.		18,915	104,411
Unwired Planet, Inc.	*	21,687	41,639
ValueClick, Inc.	*	13,525	232,495
Vocus, Inc.	*	4,079	81,825
Web.com Group, Inc.	*	9,045	162,358
WebMD Health Corp.	*	6,687	93,819
WebMediaBrands, Inc.	*	574	1,314
XO Group, Inc.	*	3,458	28,874
Zix Corp.	*	18,330	52,607

			9,224,487

IT Services—2.2%
Acxiom Corp.	*	9,001	164,448
Alliance Data Systems Corp.	*†	8,712	1,236,668
Broadridge Financial Solutions, Inc.		23,680	552,454
CACI International, Inc., Class A	*†	4,046	209,542
Cass Information Systems, Inc.	†	1,333	55,946
CIBER, Inc.	*	14,012	48,622
Convergys Corp.		30,359	475,726
CoreLogic, Inc.	*	15,057	399,462
CSG Systems International, Inc.	*	4,930	110,876
DST Systems, Inc.		9,362	529,515
Edgewater Technology, Inc.	*	2,568	10,041
Euronet Worldwide, Inc.	*	6,728	126,419
FleetCor Technologies, Inc.	*	5,847	261,946

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Forrester Research, Inc.		2,455	$70,630
Gartner, Inc.	*	17,701	815,839
Genpact Ltd.		33,812	563,984
Global Cash Access Holdings, Inc.	*	27,153	218,582
Global Payments, Inc.		14,275	597,123
Hackett Group, Inc. (The)	*	7,902	33,030
Heartland Payment Systems, Inc.		6,660	210,989
Higher One Holdings, Inc.	*†	8,271	111,493
iGATE Corp.	*	2,997	54,456
Jack Henry & Associates, Inc.		12,750	483,225
Lender Processing Services, Inc.		11,943	333,090
Lionbridge Technologies, Inc.	*	18,369	64,659
Management Network Group, Inc.	*	320	710
Mantech International Corp., Class A	†	3,037	72,888
MAXIMUS, Inc.		6,111	364,949
ModusLink Global Solutions, Inc.	*	10,739	39,627
MoneyGram International, Inc.	*	11,866	177,278
NCI, Inc., Class A	*	1,956	13,457
NeuStar, Inc., Class A	*	16,328	653,610
Online Resources Corp.	*	13,184	38,629
Pfsweb, Inc.	*	1,209	3,494
Sapient Corp.	*	25,306	269,762
StarTek, Inc.	*	1,875	5,625
Syntel, Inc.		3,095	193,159
TeleTech Holdings, Inc.	*	4,611	78,618
TNS, Inc.	*	6,651	99,432
Unisys Corp.	*†	7,450	155,109
Vantiv, Inc., Class A	*	4,376	94,303
VeriFone Systems, Inc.	*	13,471	375,167
Wright Express Corp.	*	5,323	371,120

			10,745,702

Leisure Equipment & Products—0.4%
Arctic Cat, Inc.	*	1,738	72,057
Brunswick Corp.		10,281	232,659
Callaway Golf Co.	†	18,335	112,577
JAKKS Pacific, Inc.		3,244	47,265
LeapFrog Enterprises, Inc.	*	19,865	179,182
Nautilus, Inc.	*	2,480	6,498
Polaris Industries, Inc.		8,781	710,119
Smith & Wesson Holding Corp.	*	25,585	281,691
Steinway Musical Instruments, Inc.	*	1,536	37,417
Sturm Ruger & Co., Inc.	†	2,146	106,206

			1,785,671

Life Sciences Tools & Services—0.9%
Affymetrix, Inc.	*	21,563	93,368
Albany Molecular Research, Inc.	*	2,944	10,216
Bio-Rad Laboratories, Inc., Class A	*	2,830	302,018
Bruker Corp.	*	19,689	257,729
Cambrex Corp.	*	6,259	73,418
Charles River Laboratories International, Inc.	*	11,766	465,934
Covance, Inc.	*	7,313	341,444
Enzo Biochem, Inc.	*	6,306	12,864
Furiex Pharmaceuticals, Inc.	*	2,109	40,240
Illumina, Inc.	*†	23,166	1,116,601
Luminex Corp.	*	6,030	117,223
Mettler-Toledo International, Inc.	*	3,712	633,787
PAREXEL International Corp.	*	8,690	267,304
Sequenom, Inc.	*†	27,582	97,364
Techne Corp.		6,204	446,316

			4,275,826

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Machinery—3.5%
Actuant Corp., Class A		12,782	$365,821
AGCO Corp.	*	16,605	788,405
Albany International Corp., Class A		7,775	170,817
Ampco-Pittsburgh Corp.		986	18,192
Astec Industries, Inc.	*	2,247	71,028
Barnes Group, Inc.		11,835	295,993
Blount International, Inc.	*	13,845	182,200
Briggs & Stratton Corp.		9,174	171,279
Cascade Corp.		1,255	68,699
Chart Industries, Inc.	*†	4,867	359,428
CIRCOR International, Inc.		1,935	73,046
CLARCOR, Inc.		12,111	540,514
Colfax Corp.	*†	7,548	276,785
Columbus McKinnon Corp.	*	4,765	71,999
Commercial Vehicle Group, Inc.	*	6,660	48,951
Crane Co.		8,175	326,428
Donaldson Co., Inc.		25,670	891,006
Dynamic Materials Corp.	†	9,575	143,817
EnPro Industries, Inc.	*	5,844	210,442
ESCO Technologies, Inc.		2,714	105,439
Federal Signal Corp.	*	19,708	124,555
Flow International Corp.	*	9,896	36,615
FreightCar America, Inc.		2,798	49,776
Gardner Denver, Inc.		9,352	564,954
Gorman-Rupp Co. (The)		2,362	63,774
Graco, Inc.		13,302	668,825
Graham Corp.		1,617	29,219
Greenbrier Cos., Inc.	*	4,956	79,990
Harsco Corp.		14,896	305,815
Hurco Cos., Inc.	*	1,248	28,554
IDEX Corp.		17,560	733,481
ITT Corp.		14,806	298,341
John Bean Technologies Corp.		5,724	93,473
Kadant, Inc.	*	1,553	36,014
Kaydon Corp.		9,101	203,316
Kennametal, Inc.		13,046	483,746
L.B. Foster Co., Class A		951	30,755
Lincoln Electric Holdings, Inc.		13,869	541,584
Lindsay Corp.		969	69,739
Lydall, Inc.	*	2,982	42,016
Manitowoc Co., Inc. (The)	†	23,699	316,145
Meritor, Inc.	*	20,436	86,649
Middleby Corp.	*	2,361	273,026
Mueller Industries, Inc.		5,751	261,498
Mueller Water Products, Inc., Class A		30,046	147,225
Navistar International Corp.	*	10,153	214,127
NN, Inc.	*	6,804	57,766
Nordson Corp.		7,420	434,960
Oshkosh Corp.	*	13,390	367,288
RBC Bearings, Inc.	*	6,724	323,424
Robbins & Myers, Inc.		7,886	470,006
Sauer-Danfoss, Inc.		5,746	231,047
SPX Corp.		6,887	450,479
Tecumseh Products Co., Class A	*	1,703	8,822
Tennant Co.		3,185	136,382
Terex Corp.	*	20,581	464,719
Timken Co.		14,936	555,022
Titan International, Inc.	†	9,793	172,944
Toro Co. (The)		10,316	410,370
Trinity Industries, Inc.		9,007	269,940
Valmont Industries, Inc.		3,525	463,537

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Wabash National Corp.	*	16,414	$117,032
Wabtec Corp.		9,853	791,097
Watts Water Technologies, Inc., Class A		7,251	274,305
Woodward, Inc.		9,791	332,698

			17,295,339

Marine—0.1%
Eagle Bulk Shipping, Inc.	*†	10,448	37,717
Genco Shipping & Trading Ltd.	*	24,517	90,223
International Shipholding Corp.	†	724	12,214
Kirby Corp.	*	8,425	465,734
Matson, Inc.		5,685	118,873

			724,761

Media—3.1%
A.H. Belo Corp., Class A		3,861	18,649
AMC Networks, Inc., Class A	*	11,748	511,273
Arbitron, Inc.		3,649	138,297
Belo Corp., Class A		9,503	74,408
Carmike Cinemas, Inc.	*	6,117	68,816
Charter Communications, Inc.,
Class A	*	9,451	709,487
Cinemark Holdings, Inc.		17,424	390,820
Clear Channel Outdoor Holdings, Inc., Class A	*	16,925	101,212
Crown Media Holdings, Inc., Class A	*†	4,399	7,346
Cumulus Media, Inc., Class A	*†	20,178	55,288
Digital Generation, Inc.	*†	2,455	27,889
DISH Network Corp., Class A		36,416	1,114,694
DreamWorks Animation SKG, Inc., Class A	*†	11,561	222,318
Emmis Communications Corp., Class A	*	4,461	8,967
Entercom Communications Corp., Class A	*	1,873	12,849
Entravision Communications Corp., Class A		4,930	6,606
EW Scripps Co. (The), Class A	*	3,000	31,950
Gray Television, Inc.	*	3,878	8,842
Harris Interactive, Inc.	*	10,590	15,461
Harte-Hanks, Inc.		4,646	32,197
John Wiley & Sons, Inc., Class A		8,182	375,963
Journal Communications, Inc., Class A	*	5,969	31,039
Lamar Advertising Co., Class A	*	11,114	411,885
Liberty Global, Inc., Series A	*	24,312	1,476,954
Liberty Media Corp.—Liberty Capital, Class A	*	19,305	2,011,002
LIN TV Corp., Class A	*	2,390	10,516
Lions Gate Entertainment Corp.	*	8,623	131,673
Live Nation Entertainment, Inc.	*	27,818	239,513
Madison Square Garden Co. (The), Class A	*	14,922	600,909
Martha Stewart Living Omnimedia, Class A	†	20,003	61,409
McClatchy Co. (The), Class A	*†	3,506	7,818
Media General, Inc., Class A	*†	1,595	8,262
Meredith Corp.	†	8,290	290,150
Morningstar, Inc.	†	5,535	346,712
National CineMedia, Inc.		13,811	226,086
Navarre Corp.	*	16,007	24,971
New Frontier Media, Inc.	*	6,104	8,118

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
New York Times Co. (The), Class A	*†	11,654	$113,743
Radio Unica Communications Corp.	*‡d	1,900	—
Regal Entertainment Group, Class A	†	22,336	314,268
Salem Communications Corp., Class A		3,266	17,114
Scholastic Corp.		2,095	66,579
Sinclair Broadcast Group, Inc., Class A		7,563	84,781
Sirius XM Radio, Inc.	*†	714,786	1,858,444
Thomson Reuters Corp.		54,509	1,573,130
Valassis Communications, Inc.	*	8,118	200,433
Value Line, Inc.	†	573	5,592
Virgin Media, Inc.		34,230	1,007,731
World Wrestling Entertainment, Inc., Class A	†	4,170	33,569

			15,095,733

Metals & Mining—1.7%
AK Steel Holding Corp.	†	13,061	62,693
Allied Nevada Gold Corp.	*	17,040	665,582
AMCOL International Corp.		2,631	89,138
Carpenter Technology Corp.		6,934	362,787
Century Aluminum Co.	*	15,081	107,829
Coeur d’Alene Mines Corp.	*	19,535	563,194
Commercial Metals Co.		16,183	213,616
Compass Minerals International, Inc.		5,527	412,259
Globe Specialty Metals, Inc.		11,348	172,717
Haynes International, Inc.		1,995	104,039
Hecla Mining Co.	†	49,415	323,668
Horsehead Holding Corp.	*	13,896	129,789
Kaiser Aluminum Corp.		2,084	121,685
Materion Corp.		2,925	69,615
Molycorp, Inc.	*†	14,830	170,545
Olympic Steel, Inc.		3,361	56,734
Reliance Steel & Aluminum Co.		10,836	567,265
Royal Gold, Inc.		11,019	1,100,357
RTI International Metals, Inc.	*†	5,082	121,663
Schnitzer Steel Industries, Inc., Class A		3,033	85,379
Southern Copper Corp.	†	30,829	1,059,284
Steel Dynamics, Inc.		51,926	583,129
Stillwater Mining Co.	*	18,728	220,803
SunCoke Energy, Inc.	*	10,927	176,143
Tahoe Resources, Inc.	*	5,911	120,348
Universal Stainless & Alloy Products, Inc.	*	2,058	76,455
Walter Energy, Inc.		9,631	312,622
Worthington Industries, Inc.		8,883	192,406

			8,241,744

Multiline Retail—0.5%
Dillard’s, Inc., Class A		6,475	468,272
Dollar General Corp.	*	9,596	494,578
Fred’s, Inc., Class A		5,995	85,309
Saks, Inc.	*†	24,378	251,337
Sears Holdings Corp.	*†	17,232	956,203
Tuesday Morning Corp.	*	1,816	11,895

			2,267,594

Multi-Utilities—0.6%
Alliant Energy Corp.		16,939	734,983
Avista Corp.		15,256	392,689

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Black Hills Corp.		8,743	$310,989
CH Energy Group, Inc.		1,512	98,598
MDU Resources Group, Inc.		37,545	827,492
NorthWestern Corp.		10,040	363,749
Vectren Corp.		15,419	440,983

			3,169,483

Office Electronics—0.1%
Zebra Technologies Corp., Class A	*	8,701	326,636

Oil, Gas & Consumable Fuels—3.8%
Abraxas Petroleum Corp.	*†	30,906	71,084
Adams Resources & Energy, Inc.		1,462	44,591
Apco Oil and Gas International, Inc.		2,488	40,032
Approach Resources, Inc.	*†	11,314	340,891
Arch Coal, Inc.		37,708	238,692
Berry Petroleum Co., Class A	†	8,684	352,831
Bill Barrett Corp.	*†	5,963	147,703
BP Prudhoe Bay Royalty Trust		3,434	322,281
BPZ Resources, Inc.	*†	27,149	77,646
Callon Petroleum Co.	*	20,318	124,956
Carrizo Oil & Gas, Inc.	*	8,019	200,555
Cheniere Energy, Inc.	*†	36,447	566,751
Cimarex Energy Co.		13,393	784,160
Clayton Williams Energy, Inc.	*	1,241	64,395
Cloud Peak Energy, Inc.	*	12,175	220,367
Comstock Resources, Inc.	*†	11,590	213,024
Concho Resources, Inc.	*	14,442	1,368,379
Contango Oil & Gas Co.	*	2,731	134,201
Continental Resources, Inc.	*	10,155	780,919
CREDO Petroleum Corp.	*	5,377	77,913
Cross Timbers Royalty Trust		1,515	47,859
Crosstex Energy, Inc.		8,856	124,250
DHT Holdings, Inc. (Jersey (Channel Islands))	*	1,639	10,260
Energen Corp.		13,114	687,305
Energy XXI Bermuda Ltd. (Bermuda)	†	15,053	526,102
Evergreen Energy, Inc.	*	373	15
EXCO Resources, Inc.	†	39,666	317,725
Forest Oil Corp.	*†	19,596	165,586
FX Energy, Inc.	*	20,766	154,914
GMX Resources, Inc.	*†	17,772	14,218
Goodrich Petroleum Corp.	*†	9,150	115,656
Gulfport Energy Corp.	*	8,914	278,652
Harvest Natural Resources, Inc.	*†	4,175	37,241
HollyFrontier Corp.		27,180	1,121,719
Hugoton Royalty Trust		8,143	53,662
James River Coal Co.	*†	10,211	29,408
Kodiak Oil & Gas Corp.	*†	56,931	532,874
Magnum Hunter Resources Corp.	*†	36,378	161,518
McMoRan Exploration Co.	*†	27,649	324,876
Northern Oil and Gas, Inc.	*†	10,226	173,740
Oasis Petroleum, Inc.	*†	7,445	219,404
Overseas Shipholding Group, Inc.	†	3,627	23,938
PDC Energy, Inc.	*†	3,828	121,080
Penn Virginia Corp.		4,723	29,283
Petroquest Energy, Inc.	*	13,685	91,826
Plains Exploration & Production Co.	*	24,930	934,127
PostRock Energy Corp.	*	295	504
Quicksilver Resources, Inc.	*†	22,131	90,516
Rentech, Inc.	*	80,188	197,262
Resolute Energy Corp.	*†	5,849	51,881

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
REX American Resources Corp.	*	1,034	$18,622
Rosetta Resources, Inc.	*	9,634	461,469
SandRidge Energy, Inc.	*†	80,303	559,712
SemGroup Corp., Class A	*	6,110	225,153
Ship Finance International Ltd. (Bermuda)	†	12,947	203,527
SM Energy Co.		10,452	565,558
Stone Energy Corp.	*	10,027	251,878
Swift Energy Co.	*	5,041	105,256
Syntroleum Corp.	*†	20,762	15,779
Teekay Corp. (Bermuda)		8,465	264,108
Tengasco, Inc.	*	9,394	6,858
Ultra Petroleum Corp.	*†	30,853	678,149
Uranium Resources, Inc.	*†	78,345	39,956
USEC, Inc.	*†	30,878	24,085
Vaalco Energy, Inc.	*	28,928	247,334
Verenium Corp.	*	6,543	21,265
W&T Offshore, Inc.		2,946	55,326
Warren Resources, Inc.	*	23,225	70,604
Western Refining, Inc.	†	13,863	362,933
Westmoreland Coal Co.	*†	4,305	42,749
Whiting Petroleum Corp.	*	19,631	930,117
World Fuel Services Corp.		10,762	383,235
ZaZa Energy Corp.	*†	22,201	65,937

			18,408,382

Paper & Forest Products—0.4%
Buckeye Technologies, Inc.		10,262	329,000
Clearwater Paper Corp.	*	3,863	159,581
Deltic Timber Corp.		1,046	68,262
Domtar Corp. (Canada)		4,889	382,760
Louisiana-Pacific Corp.	*	14,060	175,750
Neenah Paper, Inc.		2,110	60,430
P.H. Glatfelter Co.		19,358	344,766
Schweitzer-Mauduit International, Inc.		3,676	121,271
Wausau Paper Corp.		30,223	279,865

			1,921,685

Personal Products—0.4%
Elizabeth Arden, Inc.	*	3,488	164,773
Herbalife Ltd. (Cayman Islands)		18,109	858,367
Mannatech, Inc.	*	263	1,404
Medifast, Inc.	*†	6,739	176,225
Nu Skin Enterprises, Inc., Class A	†	11,273	437,730
Prestige Brands Holdings, Inc.	*	13,428	227,739
Reliv International, Inc.		3,018	3,893
USANA Health Sciences, Inc.	*†	2,706	125,748

			1,995,879

Pharmaceuticals—1.0%
Alexza Pharmaceuticals, Inc.	*†	10,270	45,188
Auxilium Pharmaceuticals, Inc.	*	12,905	315,656
AVANIR Pharmaceuticals, Inc., Class A	*†	57,291	183,331
Biosante Pharmaceuticals, Inc.	*†	310	586
Cadence Pharmaceuticals, Inc.	*†	9,924	38,902
Columbia Laboratories, Inc.	*	28,490	28,205
Depomed, Inc.	*	27,228	160,918
Durect Corp.	*	7,330	10,555
Emisphere Technologies, Inc.	*	3,412	853
Endo Health Solutions, Inc.	*	19,228	609,912
Heska Corp.		446	4,023
Hi-Tech Pharmacal Co., Inc.	*	2,404	79,596
Impax Laboratories, Inc.	*	9,974	258,925

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Medicines Co. (The)	*	12,199	$314,856
Medicis Pharmaceutical Corp., Class A		7,253	313,837
Nektar Therapeutics	*†	11,384	121,581
Obagi Medical Products, Inc.	*	4,294	53,289
Optimer Pharmaceuticals, Inc.	*†	5,641	79,651
Pain Therapeutics, Inc.	*	10,298	52,005
Par Pharmaceutical Cos., Inc.	*	7,244	362,055
Pozen, Inc.	*	5,088	33,733
Questcor Pharmaceuticals, Inc.	*†	12,843	237,596
Salix Pharmaceuticals Ltd.	*	8,896	376,657
Santarus, Inc.	*	11,760	104,429
Sciclone Pharmaceuticals, Inc.	*	10,639	59,046
ViroPharma, Inc.	*†	12,330	372,613
Vivus, Inc.	*†	24,224	431,672
XenoPort, Inc.	*	16,376	187,669

			4,837,339

Professional Services—1.2%
Acacia Research Corp.	*	8,726	239,180
Advisory Board Co. (The)	*	4,934	235,993
Barrett Business Services, Inc.		3,976	107,750
CBIZ, Inc.	*	32,523	195,788
CDI Corp.		2,129	36,257
Corporate Executive Board Co. (The)		7,185	385,331
CRA International, Inc.	*	1,427	24,658
Exponent, Inc.	*	1,790	102,191
FTI Consulting, Inc.	*	9,264	247,163
Heidrick & Struggles International, Inc.		3,000	38,220
Hudson Global, Inc.	*†	10,844	48,364
Huron Consulting Group, Inc.	*	3,574	124,447
ICF International, Inc.	*	8,590	172,659
IHS, Inc., Class A	*	8,175	795,836
Insperity, Inc.		3,965	100,037
Kelly Services, Inc., Class A		2,431	30,631
Kforce, Inc.	*	4,102	48,363
Korn/Ferry International	*	8,421	129,094
Manpower, Inc.		12,007	441,858
Navigant Consulting, Inc.	*	11,220	123,981
Odyssey Marine Exploration, Inc.	*†	24,771	78,276
On Assignment, Inc.	*	6,494	129,360
RCM Technologies, Inc.	*	13,065	71,074
Resources Connection, Inc.		3,825	50,146
Towers Watson & Co., Class A		12,774	677,661
TrueBlue, Inc.	*	13,711	215,537
Verisk Analytics, Inc., Class A	*	24,310	1,157,399

			6,007,254

Real Estate Investment Trusts (REITs)—10.6%
Acadia Realty Trust REIT		16,088	399,304
Agree Realty Corp. REIT		4,572	116,540
Alexander’s, Inc. REIT		496	212,035
Alexandria Real Estate Equities, Inc. REIT		10,524	773,724
American Assets Trust, Inc. REIT		5,602	150,078
American Campus Communities, Inc. REIT		18,126	795,369
American Capital Agency Corp. REIT		65,493	2,265,403
American Realty Capital Trust, Inc. REIT		15,188	178,155

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Annaly Capital Management, Inc. REIT	†	186,459	$3,139,970
Anworth Mortgage Asset Corp. REIT		44,342	301,526
Apollo Commercial Real Estate Finance, Inc. REIT		5,200	90,168
Apollo Residential Mortgage, Inc. REIT		7,881	173,697
Arbor Realty Trust, Inc. REIT		6,648	39,689
ARMOUR Residential REIT, Inc. REIT		54,719	419,148
Ashford Hospitality Trust, Inc. REIT		24,783	208,177
Associated Estates Realty Corp. REIT		10,964	166,214
BioMed Realty Trust, Inc. REIT		22,994	430,448
Brandywine Realty Trust REIT		23,412	285,392
BRE Properties, Inc. REIT		12,917	605,678
BRT Realty Trust REIT	*	10,925	71,012
Camden Property Trust REIT		13,075	843,207
Capital Trust, Inc., Class A REIT	*	9,337	35,200
CapLease, Inc. REIT		22,151	114,521
Capstead Mortgage Corp. REIT		20,046	270,421
CBL & Associates Properties, Inc. REIT		33,587	716,747
Cedar Realty Trust, Inc. REIT		10,823	57,145
Chimera Investment Corp. REIT		185,548	502,835
Colonial Properties Trust REIT		17,084	359,618
CommonWealth REIT REIT		12,186	177,428
Corporate Office Properties Trust REIT		12,130	290,756
Cousins Properties, Inc. REIT		43,575	345,985
CubeSmart REIT		37,992	488,957
CYS Investments, Inc. REIT	†	34,604	487,570
DCT Industrial Trust, Inc. REIT		27,165	175,758
DDR Corp. REIT	†	34,333	527,355
DiamondRock Hospitality Co. REIT		34,477	332,014
Digital Realty Trust, Inc. REIT	†	21,449	1,498,213
Douglas Emmett, Inc. REIT		19,265	444,444
Duke Realty Corp. REIT		38,155	560,878
DuPont Fabros Technology, Inc. REIT	†	12,750	321,937
EastGroup Properties, Inc. REIT		8,574	456,137
Education Realty Trust, Inc. REIT		33,387	363,918
Entertainment Properties Trust REIT		11,873	527,517
Equity Lifestyle Properties, Inc. REIT		7,789	530,587
Equity One, Inc. REIT		13,749	289,554
Essex Property Trust, Inc. REIT		5,973	885,438
Extra Space Storage, Inc. REIT		24,311	808,341
Federal Realty Investment Trust REIT		11,001	1,158,405
FelCor Lodging Trust, Inc. REIT	*	33,618	159,349
First Industrial Realty Trust, Inc. REIT	*	12,017	157,903
First Potomac Realty Trust REIT		11,442	147,373
Franklin Street Properties Corp. REIT		16,006	177,186
General Growth Properties, Inc. REIT		85,843	1,672,222
Getty Realty Corp. REIT	†	3,716	66,702
Glimcher Realty Trust REIT		20,964	221,589

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Government Properties Income Trust REIT	†	14,341	$335,579
Gramercy Capital Corp. REIT	*	21,078	63,445
Hatteras Financial Corp. REIT		17,493	493,128
Healthcare Realty Trust, Inc. REIT		23,089	532,201
Healthcare Trust of America, Inc. REIT	†	17,863	174,700
Hersha Hospitality Trust REIT		37,283	182,687
Highwoods Properties, Inc. REIT		11,752	383,350
Home Properties, Inc. REIT		7,075	433,485
Hospitality Properties Trust REIT		20,608	490,058
Inland Real Estate Corp. REIT		38,025	313,706
Invesco Mortgage Capital, Inc. REIT		18,612	374,660
Investors Real Estate Trust REIT		23,875	197,446
iStar Financial, Inc. REIT	*†	17,809	147,459
Kilroy Realty Corp. REIT		10,178	455,771
Kite Realty Group Trust REIT		13,680	69,768
LaSalle Hotel Properties REIT		14,030	374,461
Lexington Realty Trust REIT	†	15,470	149,440
Liberty Property Trust REIT	†	17,811	645,471
LTC Properties, Inc. REIT		6,423	204,573
Macerich Co. (The) REIT		23,884	1,366,881
Mack-Cali Realty Corp. REIT		12,266	326,276
Medical Properties Trust, Inc. REIT		26,987	282,014
MFA Financial, Inc. REIT		35,167	298,920
Mid-America Apartment Communities, Inc. REIT		7,444	486,168
Mission West Properties, Inc. REIT		9,069	78,900
Monmouth Real Estate Investment Corp., Class A REIT		10,886	121,814
MPG Office Trust, Inc. REIT	*†	32,440	108,674
National Health Investors, Inc. REIT		3,674	188,991
National Retail Properties, Inc. REIT	†	10,392	316,956
Newcastle Investment Corp. REIT		20,499	154,357
NorthStar Realty Finance Corp. REIT	†	20,272	128,930
Omega Healthcare Investors, Inc. REIT		19,310	438,916
Parkway Properties, Inc. REIT		10,469	139,971
Pebblebrook Hotel Trust REIT		8,035	187,939
Pennsylvania Real Estate Investment Trust REIT		6,555	103,962
PennyMac Mortgage Investment Trust REIT		17,296	404,208
Piedmont Office Realty Trust, Inc., Class A REIT		28,141	487,965
PMC Commercial Trust REIT		2,035	15,262
Post Properties, Inc. REIT		8,338	399,890
Potlatch Corp. REIT		9,789	365,815
PS Business Parks, Inc. REIT		2,861	191,172
RAIT Financial Trust REIT		25,884	135,891
Ramco-Gershenson Properties Trust REIT		18,567	232,645
Rayonier, Inc. REIT		20,078	984,023
Realty Income Corp. REIT	†	19,515	797,968
Redwood Trust, Inc. REIT	†	23,999	347,026
Regency Centers Corp. REIT		15,148	738,162
Resource Capital Corp. REIT		26,944	158,431
RLJ Lodging Trust REIT		12,933	244,563
Rouse Properties, Inc. REIT	†	10,391	149,111

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Sabra Health Care REIT, Inc. REIT		7,264	$145,353
Saul Centers, Inc. REIT		3,363	149,317
Senior Housing Properties Trust REIT		27,012	588,321
SL Green Realty Corp. REIT		16,034	1,283,842
Sovran Self Storage, Inc. REIT		8,547	494,444
Starwood Property Trust, Inc. REIT		26,919	626,405
Strategic Hotels & Resorts, Inc. REIT	*	30,630	184,086
Sun Communities, Inc. REIT	†	3,803	167,788
Sunstone Hotel Investors, Inc. REIT	*	15,570	171,270
Tanger Factory Outlet Centers, Inc. REIT		21,379	691,183
Taubman Centers, Inc. REIT		8,675	665,633
Two Harbors Investment Corp. REIT		42,144	495,192
UDR, Inc. REIT		42,512	1,055,148
Universal Health Realty Income Trust REIT		4,320	198,634
Urstadt Biddle Properties, Inc., Class A REIT		9,838	199,023
Washington Real Estate Investment Trust REIT		16,572	444,461
Weingarten Realty Investors REIT	†	20,384	572,994
Winthrop Realty Trust REIT		5,324	57,393

			51,588,613

Real Estate Management & Development—0.7%
Alexander & Baldwin, Inc.	*	6,770	199,918
Altisource Portfolio Solutions SA (Luxembourg)	*	3,528	304,290
Brookfield Office Properties, Inc. (Canada)		55,336	916,364
Consolidated-Tomoka Land Co.		530	17,432
Forest City Enterprises, Inc., Class A	*	33,533	531,498
Forestar Group, Inc.	*	8,367	139,394
Howard Hughes Corp. (The)	*	4,804	341,324
Jones Lang LaSalle, Inc.		6,662	508,644
St. Joe Co. (The)	*†	9,635	187,883
Tejon Ranch Co.	*	4,087	122,773
Thomas Properties Group, Inc.		2,396	13,945

			3,283,465

Road & Rail—1.3%
Amerco, Inc.		547	58,179
Arkansas Best Corp.		2,819	22,326
Avis Budget Group, Inc.	*	7,762	119,380
Celadon Group, Inc.		11,882	190,944
Con-way, Inc.		6,152	168,380
Dollar Thrifty Automotive Group, Inc.	*	5,367	466,553
Genesee & Wyoming, Inc., Class A	*	8,456	565,368
Heartland Express, Inc.		15,449	206,399
Hertz Global Holdings, Inc.	*	22,711	311,822
J.B. Hunt Transport Services, Inc.		19,188	998,544
Kansas City Southern		20,188	1,529,847
Knight Transportation, Inc.		14,495	207,278
Landstar System, Inc.		8,939	422,636
Old Dominion Freight Line, Inc.	*	12,723	383,726
PAM Transportation Services, Inc.		1,139	11,350
Quality Distribution, Inc.	*	5,838	54,001
RailAmerica, Inc.	*	6,389	175,506
Saia, Inc.	*	2,156	43,422

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Swift Transportation Co.	*†	21,197	$182,718
Werner Enterprises, Inc.		11,650	248,960
YRC Worldwide, Inc.	*	17	115

			6,367,454

Semiconductors & Semiconductor Equipment—2.3%
Advanced Energy Industries, Inc.	*	9,964	122,757
Amkor Technology, Inc.	*†	26,356	115,966
ANADIGICS, Inc.	*	15,184	21,106
Applied Micro Circuits Corp.	*	11,626	58,828
Atmel Corp.	*	90,250	474,715
ATMI, Inc.	*	3,386	62,878
Axcelis Technologies, Inc.	*	20,883	21,927
AXT, Inc.	*	5,871	19,844
Brooks Automation, Inc.		9,612	77,184
Cabot Microelectronics Corp.		5,893	207,080
Cavium, Inc.	*†	11,274	375,762
Ceva, Inc.	*	3,801	54,658
Cirrus Logic, Inc.	*	13,998	537,383
Cohu, Inc.		1,889	17,738
Cree, Inc.	*†	14,245	363,675
Cymer, Inc.	*†	3,321	169,570
Cypress Semiconductor Corp.	*	21,129	226,503
Diodes, Inc.	*	3,326	56,575
DSP Group, Inc.	*	4,251	25,251
Entegris, Inc.	*	30,372	246,924
Exar Corp.	*†	4,600	36,800
Fairchild Semiconductor International, Inc.	*	14,112	185,149
FormFactor, Inc.	*	11,437	63,933
FSI International, Inc.	*	4,280	26,536
GigOptix, Inc.	*	5,164	9,863
GT Advanced Technologies, Inc.	*†	28,398	154,769
Hittite Microwave Corp.	*	6,713	372,370
Integrated Device Technology, Inc.	*	33,005	194,069
Integrated Silicon Solution, Inc.	*	2,930	27,132
International Rectifier Corp.	*	7,620	127,178
Intersil Corp., Class A		13,128	114,870
IXYS Corp.	*	3,270	32,438
Kopin Corp.	*	10,484	39,420
Kulicke & Soffa Industries, Inc.	*	11,993	124,727
Lattice Semiconductor Corp.	*	16,642	63,739
LTX-Credence Corp.	*	8,847	50,870
Marvell Technology Group Ltd. (Bermuda)		78,244	715,933
Mattson Technology, Inc.	*	11,630	11,281
Maxim Integrated Products, Inc.		37,778	1,005,650
Micrel, Inc.		11,121	115,881
Microsemi Corp.	*	13,240	265,727
Mindspeed Technologies, Inc.	*†	9,324	32,261
MIPS Technologies, Inc.	*	15,340	113,363
MKS Instruments, Inc.		4,420	112,666
Monolithic Power Systems, Inc.	*	2,918	57,631
MoSys, Inc.	*†	16,699	67,464
NVE Corp.	*	771	45,636
OmniVision Technologies, Inc.	*	11,385	158,878
ON Semiconductor Corp.	*	65,798	405,974
PDF Solutions, Inc.	*†	9,022	123,241
Pericom Semiconductor Corp.	*	5,204	45,197
Photronics, Inc.	*	15,405	82,725
PLX Technology, Inc.	*	17,286	99,740
PMC—Sierra, Inc.	*	56,477	318,530
Power Integrations, Inc.		4,153	126,376
QuickLogic Corp.	*†	14,701	41,163

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Rambus, Inc.	*	13,734	$76,086
Ramtron International Corp.	*	11,651	35,885
RF Micro Devices, Inc.	*	31,040	122,608
Rudolph Technologies, Inc.	*	2,516	26,418
Semtech Corp.	*	9,874	248,331
Sigma Designs, Inc.	*	8,818	58,287
Silicon Image, Inc.	*	8,359	38,368
Silicon Laboratories, Inc.	*	8,366	307,534
Skyworks Solutions, Inc.	*	30,058	708,317
SunPower Corp.	*†	12,586	56,763
Supertex, Inc.	*	3,157	56,447
Tessera Technologies, Inc.		6,777	92,709
Transwitch Corp.	*	31,341	34,162
TriQuint Semiconductor, Inc.	*	34,569	174,573
Ultra Clean Holdings, Inc.	*	6,562	37,469
Ultratech, Inc.	*	2,462	77,258
Veeco Instruments, Inc.	*†	5,359	160,877
Volterra Semiconductor Corp.	*	3,597	78,666

			11,216,262

Software—4.1%
Accelrys, Inc.	*	6,341	54,913
ACI Worldwide, Inc.	*	4,103	173,393
Activision Blizzard, Inc.		90,421	1,019,949
Actuate Corp.	*	9,173	64,486
Advent Software, Inc.	*	5,224	128,354
American Software, Inc., Class A		7,072	57,707
ANSYS, Inc.	*	14,258	1,046,537
Ariba, Inc.	*	13,705	613,984
Aspen Technology, Inc.	*	11,581	299,369
Blackbaud, Inc.		6,583	157,465
Bottomline Technologies, Inc.	*	7,908	195,248
BroadSoft, Inc.	*†	2,938	120,517
Cadence Design Systems, Inc.	*	53,095	683,067
Callidus Software, Inc.	*	14,237	70,188
CommVault Systems, Inc.	*	8,874	520,904
Compuware Corp.	*	23,815	236,007
Comverse Technology, Inc.	*	15,212	93,554
Concur Technologies, Inc.	*†	7,229	532,994
Datawatch Corp.	*	3,500	70,945
Ebix, Inc.	†	3,924	92,646
EPIQ Systems, Inc.		7,191	96,503
Evolving Systems, Inc.		1,123	6,918
FactSet Research Systems, Inc.	†	6,575	633,961
Fair Isaac Corp.		4,616	204,304
FalconStor Software, Inc.	*†	8,712	20,473
Fortinet, Inc.	*	19,429	469,016
Informatica Corp.	*	14,500	504,745
Interactive Intelligence Group, Inc.	*†	1,644	49,402
JDA Software Group, Inc.	*	8,151	259,039
Kenexa Corp.	*	4,449	203,898
Manhattan Associates, Inc.	*	2,125	121,699
Mentor Graphics Corp.	*	30,439	471,196
MICROS Systems, Inc.	*	11,115	545,969
MicroStrategy, Inc., Class A	*	977	130,986
Netscout Systems, Inc.	*	5,654	144,234
NetSuite, Inc.	*†	5,386	343,627
Nuance Communications, Inc.	*†	48,468	1,206,368
Parametric Technology Corp.	*	25,649	559,148
Pegasystems, Inc.	†	2,142	62,204
Progress Software Corp.	*	6,994	149,602
PROS Holdings, Inc.	*	2,944	56,142
QAD, Inc., Class B	*	136	1,816
QLIK Technologies, Inc.	*	9,118	204,334

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Quest Software, Inc.	*‡	11,892	$332,976
Rovi Corp.	*	19,181	278,316
Scientific Learning Corp.	*	3,146	3,240
SeaChange International, Inc.	*	3,359	26,368
Smith Micro Software, Inc.	*	2,612	4,205
SolarWinds, Inc.	*	13,069	728,466
Solera Holdings, Inc.		13,734	602,511
Sonic Foundry, Inc.	*	1,155	9,217
Sourcefire, Inc.	*	4,489	220,096
Synchronoss Technologies, Inc.	*†	12,077	276,563
Synopsys, Inc.	*	27,981	923,933
Take-Two Interactive Software, Inc.	*	23,034	240,245
TeleCommunication Systems, Inc., Class A	*	67,716	146,267
THQ, Inc.	*†	5,840	21,608
TIBCO Software, Inc.	*	28,166	851,458
TiVo, Inc.	*	36,938	385,263
Tyler Technologies, Inc.	*	5,227	230,093
Ultimate Software Group, Inc.	*	3,872	395,331
VASCO Data Security International, Inc.	*	4,225	39,630
Versant Corp.	*	1,264	12,886
VirnetX Holding Corp.	*†	7,740	196,828
VMware, Inc., Class A	*	9,973	964,788
Websense, Inc.	*	5,524	86,451
Zynga, Inc., Class A	*†	34,113	96,881

			19,751,431

Specialty Retail—3.6%
Aaron’s, Inc.		20,249	563,125
Advance Auto Parts, Inc.		8,467	579,481
Aeropostale, Inc.	*	8,619	116,615
American Eagle Outfitters, Inc.		31,912	672,705
America’s Car-Mart, Inc.	*	1,569	71,342
ANN, Inc.	*	10,541	397,712
Asbury Automotive Group, Inc.	*	5,664	158,309
Ascena Retail Group, Inc.	*	19,188	411,583
Barnes & Noble, Inc.	*	3,301	42,187
bebe stores, Inc.		9,951	47,765
Big 5 Sporting Goods Corp.		2,416	24,039
Brown Shoe Co., Inc.		5,385	86,322
Buckle, Inc. (The)	†	4,179	189,852
Build-A-Bear Workshop, Inc.	*	5,570	21,723
Cabela’s, Inc.	*	10,417	569,602
Cache, Inc.	*	4,005	12,696
Casual Male Retail Group, Inc.	*	21,865	101,235
Cato Corp. (The), Class A		4,713	140,023
Chico’s FAS, Inc.		25,064	453,909
Children’s Place Retail Stores, Inc. (The)	*	4,359	261,540
Christopher & Banks Corp.		9,394	32,973
Citi Trends, Inc.	*	8,340	104,709
Coldwater Creek, Inc.	*†	47,132	39,120
Collective Brands, Inc.	*	6,749	146,521
Destination Maternity Corp.		2,707	50,621
Dick’s Sporting Goods, Inc.	†	13,341	691,731
DSW, Inc., Class A		3,315	221,177
Finish Line, Inc. (The), Class A		7,061	160,567
Foot Locker, Inc.		23,670	840,285
Genesco, Inc.	*	3,227	215,338
Group 1 Automotive, Inc.	†	2,367	142,564
Guess?, Inc.	†	11,553	293,677
Haverty Furniture Cos., Inc.		2,301	31,938
Hibbett Sports, Inc.	*	3,546	210,810

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hot Topic, Inc.		22,025	$191,617
JOS A. Bank Clothiers, Inc.	*†	3,491	169,244
Kirkland’s, Inc.	*	2,193	21,776
Lithia Motors, Inc., Class A		3,558	118,517
Lumber Liquidators Holdings, Inc.	*†	7,828	396,723
MarineMax, Inc.	*	3,026	25,085
Men’s Wearhouse, Inc. (The)		4,746	163,405
Monro Muffler Brake, Inc.	†	5,955	209,556
Office Depot, Inc.	*	52,060	133,274
OfficeMax, Inc.		6,942	54,217
Pacific Sunwear of California, Inc.	*†	18,790	46,975
Penske Automotive Group, Inc.		10,147	305,323
Pep Boys-Manny, Moe & Jack (The)		19,564	199,161
PetSmart, Inc.		20,979	1,447,131
Pier 1 Imports, Inc.		22,968	430,420
RadioShack Corp.	†	19,631	46,722
Rent-A-Center, Inc.		12,187	427,520
Sally Beauty Holdings, Inc.	*	19,894	499,140
Select Comfort Corp.	*	10,528	332,158
Shoe Carnival, Inc.		2,174	51,154
Signet Jewelers Ltd. (Bermuda)		14,589	711,360
Sonic Automotive, Inc., Class A		8,013	152,087
Stage Stores, Inc.		8,324	175,303
Stein Mart, Inc.	*	14,281	121,531
Systemax, Inc.	*	1,358	16,038
Tractor Supply Co.		11,885	1,175,308
Trans World Entertainment Corp.	*	1,932	7,032
Ulta Salon Cosmetics & Fragrance, Inc.		10,623	1,023,048
Vitamin Shoppe, Inc.	*	2,327	135,711
West Marine, Inc.	*	6,841	72,720
Wet Seal, Inc. (The), Class A	*	48,869	153,937
Williams-Sonoma, Inc.		9,809	431,302
Zale Corp.	*	12,363	85,305

			17,633,596

Textiles, Apparel & Luxury Goods—1.2%
Carter’s, Inc.	*	7,414	399,170
Charles & Colvard Ltd.	*	4,894	17,667
Cherokee, Inc.		2,054	29,906
Columbia Sportswear Co.	†	2,090	112,860
Crocs, Inc.	*	18,713	303,338
Culp, Inc.		888	10,443
Deckers Outdoor Corp.	*†	6,235	228,450
Fifth & Pacific Cos., Inc.	*†	16,691	213,311
Forward Industries, Inc.	*	3,751	4,389
Hanesbrands, Inc.	*	16,070	512,312
Iconix Brand Group, Inc.	*†	13,558	247,298
Jones Group, Inc. (The)		7,884	101,467
K-Swiss, Inc., Class A	*	10,721	36,773
Maidenform Brands, Inc.	*	3,598	73,687
Movado Group, Inc.		1,527	51,491
Oxford Industries, Inc.		3,507	197,970
PVH Corp.		9,479	888,372
Quiksilver, Inc.	*	16,228	53,877
Skechers U.S.A., Inc., Class A	*	7,438	151,735
Steven Madden Ltd.	*	7,089	309,931
True Religion Apparel, Inc.		5,573	118,872
Under Armour, Inc., Class A	*†	13,492	753,258
Unifi, Inc.	*	3,223	41,319
Warnaco Group, Inc. (The)	*	5,608	291,055

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Wolverine World Wide, Inc.		11,160	$495,169

			5,644,120

Thrifts & Mortgage Finance—1.1%
Astoria Financial Corp.	†	12,205	120,585
Bank Mutual Corp.		18,221	82,906
BankUnited, Inc.		4,652	114,486
BBX Capital Corp., Class A	*	6,764	43,695
Beneficial Mutual Bancorp, Inc.	*	7,279	69,587
Brookline Bancorp, Inc.		10,999	97,011
Capitol Federal Financial, Inc.		29,545	353,358
CFS Bancorp, Inc.		2,085	11,384
Dime Community Bancshares, Inc.		3,549	51,248
Doral Financial Corp. (Puerto Rico)	*	70,932	66,726
ESSA Bancorp, Inc.		5,953	61,852
Federal Agricultural Mortgage Corp., Class C		4,576	117,786
Federal Home Loan Mortgage Corp.	*†	43,895	11,325
Federal National Mortgage Association	*†	66,437	18,469
First Financial Holdings, Inc.		3,864	50,193
First Financial Northwest, Inc.	*	4,938	39,751
Flagstar Bancorp, Inc.	*	49,751	54,726
Flushing Financial Corp.		2,981	47,100
Kearny Financial Corp.	†	3,008	29,298
MGIC Investment Corp.	*†	12,237	18,723
NASB Financial, Inc.	*†	529	13,140
New York Community Bancorp, Inc.	†	65,740	930,878
Northfield Bancorp, Inc.		6,837	109,529
Northwest Bancshares, Inc.		21,039	257,307
OceanFirst Financial Corp.		3,947	57,902
Ocwen Financial Corp.	*	23,494	643,971
Oritani Financial Corp.		20,044	301,662
Provident Financial Services, Inc.		16,334	257,914
Provident New York Bancorp		5,681	53,458
Radian Group, Inc.		23,028	99,941
Riverview Bancorp, Inc.	*	2,602	3,435
TFS Financial Corp.	*	13,499	122,436
Tree.com, Inc.	*	5,006	78,444
Trustco Bank Corp.		10,073	57,618
United Financial Bancorp, Inc.		5,398	78,109
ViewPoint Financial Group, Inc.		6,157	118,030
Washington Federal, Inc.		25,523	425,724
Westfield Financial, Inc.		8,596	64,384
WSFS Financial Corp.		1,929	79,629

			5,213,720

Tobacco—0.1%
Alliance One International, Inc.	*†	28,423	91,806
Universal Corp.		3,751	191,001
Vector Group Ltd.	†	22,944	380,641

			663,448

Trading Companies & Distributors—0.8%
Aceto Corp.		4,950	46,777
Air Lease Corp.	*†	12,769	260,488
Aircastle Ltd.		14,047	159,152
Applied Industrial Technologies, Inc.		10,609	439,531
Beacon Roofing Supply, Inc.	*†	14,827	422,569
GATX Corp.		10,704	454,278
H&E Equipment Services, Inc.		2,196	26,616
Houston Wire & Cable Co.		6,215	66,873
Kaman Corp.		2,736	98,113

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
MSC Industrial Direct Co., Inc., Class A			6,582	$444,022
Rush Enterprises, Inc., Class A		*	3,897	75,056
United Rentals, Inc.		*†	14,871	486,430
Watsco, Inc.			5,106	386,984
WESCO International, Inc.		*	5,516	315,515
Willis Lease Finance Corp.		*	1,234	15,228

				3,697,632

Water Utilities—0.6%
American States Water Co.			3,697	164,258
American Water Works Co., Inc.			31,246	1,157,977
Aqua America, Inc.			31,674	784,248
California Water Service Group			16,632	310,187
Connecticut Water Service, Inc.			3,803	121,316
Middlesex Water Co.			4,246	81,353
SJW Corp.		†	5,096	129,234

				2,748,573

Wireless Telecommunication Services—0.4%
Clearwire Corp., Class A		*†	23,621	31,888
Leap Wireless International, Inc.		*†	16,479	112,387
NII Holdings, Inc.		*†	25,758	202,200
NTELOS Holdings Corp.			1,551	26,941
SBA Communications Corp., Class A		*	22,201	1,396,443
Shenandoah Telecommunications Co.			2,133	37,541
Telephone & Data Systems, Inc.			4,863	124,541
United States Cellular Corp.		*	1,375	53,804
USA Mobility, Inc.			3,582	42,518

				2,028,263

TOTAL COMMON STOCKS (Cost $405,699,196)				478,677,140

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.094%	12/20/2012	‡‡
(Cost $409,914)			410,000	409,927

			Shares	Value
RIGHTS—0.0%
Machinery—0.0%
Gerber Scientific, Inc.		*‡d	3,478	—

Pharmaceuticals—0.0%
Forest Laboratories, Inc.		*‡d	2,916	—

Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.		*‡d	2,807	—

TOTAL RIGHTS (Cost $–)				—
WARRANTS—0.0%
Diversified Financial Services—0.0%
Pegasus Wireless Corp.		*‡d	200	—

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., Expires 10/14/2013, Strike $10.50		*‡d	2,972	—

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
WARRANTS—(Continued)
TOTAL WARRANTS (Cost $–)			$—

MONEY MARKET FUNDS—14.1%
Institutional Money Market Funds—14.1%
Dreyfus Institutional Cash Advantage Fund, 0.13%	††¥	10,000,000	10,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.20%		¥6,423,023	6,423,023
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.20%	††¥	11,997,493	11,997,493
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.16%	††¥	10,000,000	10,000,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.17%	††¥	10,000,000	10,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.17%	††¥	10,000,000	10,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.15%	††¥	10,000,000	10,000,000

TOTAL MONEY MARKET FUNDS (Cost $68,420,516)			68,420,516

TOTAL INVESTMENTS—112.5% (Cost $474,529,626)			547,507,583
Other assets less liabilities—(12.5%)			(60,691,875)

NET ASSETS—100.0%			$486,815,708

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at September 30, 2012.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—96.8%
Australia—8.6%
AGL Energy Ltd.		11,099	$171,957
ALS Ltd.	†	6,710	59,484
Alumina Ltd.		52,912	46,072
Amcor Ltd.		25,788	206,917
AMP Ltd.		60,805	271,664
APA Group	†	14,492	71,093
Asciano Ltd.		20,462	92,230
ASX Ltd.		3,522	107,614
Australia & New Zealand Banking Group Ltd.		55,242	1,411,742
Bendigo and Adelaide Bank Ltd.	†	7,833	62,247
BHP Billiton Ltd.		66,541	2,273,628
Boral Ltd.		16,512	65,428
Brambles Ltd.		32,179	233,176
Caltex Australia Ltd.		2,904	49,478
Centro Retail Australia REIT		24,782	53,732
CFS Retail Property Trust Group REIT		43,842	87,477
Coca-Cola Amatil Ltd.		11,986	168,276
Cochlear Ltd.		1,128	78,256
Commonwealth Bank of Australia		32,845	1,891,152
Computershare Ltd.		8,966	76,927
Crown Ltd.		7,902	74,311
CSL Ltd.		10,461	497,565
Dexus Property Group REIT		98,639	96,975
Echo Entertainment Group Ltd.		13,011	51,456
Fairfax Media Ltd.	†	41,888	17,930
Fortescue Metals Group Ltd.	†	30,217	108,330
Goodman Group REIT	†	33,696	137,724
GPT Group REIT		29,912	105,151
Harvey Norman Holdings Ltd.	†	10,998	22,007
Iluka Resources Ltd.	†	9,119	93,214
Incitec Pivot Ltd.	†	34,633	106,344
Insurance Australia Group Ltd.		44,825	202,169
Leighton Holdings Ltd.		3,007	51,450
Lend Lease Group		11,091	89,840
Lynas Corp. Ltd.	*†	37,439	30,282
Macquarie Group Ltd.		6,807	199,599
Metcash Ltd.		16,948	62,047
Mirvac Group REIT		66,619	98,524
National Australia Bank Ltd.		46,540	1,223,621
Newcrest Mining Ltd.		15,655	470,606
Orica Ltd.		7,608	195,647
Origin Energy Ltd.		23,045	270,019
OZ Minerals Ltd.		7,183	49,866
Qantas Airways Ltd.	*	25,206	31,721
QBE Insurance Group Ltd.	†	24,560	328,006
QR National Ltd.		34,266	120,637
Ramsay Health Care Ltd.		2,635	65,504
Rio Tinto Ltd.		8,929	490,445
Santos Ltd.		19,665	230,718
Sonic Healthcare Ltd.		7,920	110,944
SP AusNet		35,545	38,535
Stockland REIT		48,769	168,239
Suncorp Group Ltd.		26,851	256,117
Sydney Airport		7,906	25,877
Tabcorp Holdings Ltd.		13,011	37,182
Tatts Group Ltd.		29,248	81,893
Telstra Corp. Ltd.		90,368	366,351
Toll Holdings Ltd.		13,906	63,244
Transurban Group		27,435	170,105
Wesfarmers Ltd.		20,696	732,479
Westfield Group REIT		45,394	477,018

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Westfield Retail Trust REIT		59,438	$177,477
Westpac Banking Corp.	†	63,005	1,615,501
Whitehaven Coal Ltd.		8,680	25,588
Woodside Petroleum Ltd.		13,701	468,692
Woolworths Ltd.		25,309	753,625
WorleyParsons Ltd.		4,476	130,602

			18,699,727

Austria—0.3%
Andritz AG		1,416	80,288
Erste Group Bank AG	*	4,709	105,245
IMMOFINANZ AG	*	21,175	76,906
OMV AG		2,919	102,253
Raiffeisen Bank International AG	†	930	33,725
Telekom Austria AG		4,876	34,481
Verbund AG		1,308	27,095
Vienna Insurance Group AG Wiener Versicherung Gruppe		889	37,750
Voestalpine AG		2,136	64,030

			561,773

Belgium—1.1%
Ageas		4,683	112,506
Anheuser-Busch InBev NV		16,556	1,416,344
Belgacom SA		3,168	96,667
Colruyt SA	†	1,567	68,271
Delhaize Group SA		2,059	79,522
Groupe Bruxelles Lambert SA		1,713	127,227
Groupe Bruxelles Lambert SA STRIP VVPR	*d	127	—
KBC Groep NV		3,288	78,964
Mobistar SA		586	18,486
Solvay SA		1,220	141,381
Telenet Group Holding NV		1,103	49,311
UCB SA		2,384	131,188
Umicore SA		2,256	118,099

			2,437,966

China—0.0%
Foxconn International Holdings Ltd.	*	41,000	13,447
Yangzijiang Shipbuilding Holdings Ltd.		34,000	27,000

			40,447

Denmark—1.2%
A.P. Moller - Maersk A/S, Class A		12	81,131
A.P. Moller - Maersk A/S, Class B		28	200,179
Carlsberg A/S, Class B		2,293	203,139
Coloplast A/S, Class B		459	95,648
Danske Bank A/S	*	13,625	245,546
DSV A/S		3,821	85,780
Novo Nordisk A/S, Class B		8,469	1,332,800
Novozymes A/S, Class B		5,254	144,913
TDC A/S		9,968	72,729
Tryg A/S		491	31,841
William Demant Holding A/S	*	482	43,187

			2,536,893

Finland—0.7%
Elisa Oyj		2,840	64,268
Fortum Oyj		9,291	171,188
Kesko Oyj, Class B		1,238	35,090
Kone Oyj, Class B		3,257	225,739
Metso Oyj		2,573	92,166

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Neste Oil Oyj		3,010	$39,546
Nokia Oyj	†	75,999	197,234
Nokian Renkaat Oyj		2,164	88,335
Orion Oyj, Class B		2,182	46,708
Pohjola Bank plc, Class A		2,462	32,455
Sampo Oyj, Class A		8,763	273,063
Stora Enso Oyj (Registered), Class R		11,073	68,988
UPM-Kymmene Oyj		10,836	122,877
Wartsila Oyj Abp		3,537	122,737

			1,580,394

France—8.5%
Accor SA		2,980	99,212
Aeroports de Paris		714	56,933
Air Liquide SA		6,436	797,749
Alcatel-Lucent	*†	46,002	50,753
Alstom SA		4,242	148,502
Arkema SA		1,359	127,206
AtoS		1,213	84,397
AXA SA		36,271	539,991
BNP Paribas SA		20,059	951,019
Bouygues SA		4,012	97,561
Bureau Veritas SA		1,071	109,945
Cap Gemini SA		2,968	125,424
Carrefour SA		11,752	243,779
Casino Guichard Perrachon SA		1,097	97,037
Christian Dior SA		1,172	156,992
Cie de Saint-Gobain		8,038	281,347
Cie Generale de Geophysique - Veritas	*	2,841	91,240
Cie Generale des Etablissements Michelin (Registered)		3,746	293,318
Cie Generale d’Optique Essilor International SA		4,110	384,597
CNP Assurances		2,704	35,289
Credit Agricole SA	*	19,718	135,627
Danone SA		11,903	732,380
Dassault Systemes SA		1,320	138,684
Edenred		3,706	104,063
Electricite de France SA		4,999	104,528
Eurazeo		640	29,293
Eutelsat Communications SA		2,752	88,421
Fonciere Des Regions REIT		530	39,831
France Telecom SA		38,042	460,673
GDF Suez		26,134	582,580
Gecina SA REIT		463	47,382
Groupe Eurotunnel SA		12,276	86,467
ICADE REIT		448	36,489
Iliad SA		506	82,348
Imerys SA		725	42,538
JCDecaux SA		1,204	27,254
Klepierre REIT		2,087	73,122
Lafarge SA		4,000	214,910
Lagardere SCA (Registered)		2,447	66,837
Legrand SA		5,100	192,237
L’Oreal SA		4,954	612,518
LVMH Moet Hennessy Louis Vuitton SA		5,227	784,668
Natixis		19,004	59,657
Pernod-Ricard SA		4,342	487,045
Peugeot SA	*†	5,165	40,775
PPR		1,585	243,267
Publicis Groupe SA		3,630	203,036

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Remy Cointreau SA		434	$49,902
Renault SA		4,115	192,813
Rexel SA		2,092	42,095
Safran SA		4,631	166,575
Sanofi		24,531	2,099,277
Schneider Electric SA		10,717	633,626
SCOR SE		3,511	90,501
Societe BIC SA		579	69,933
Societe Generale SA	*	14,285	404,807
Sodexo		1,983	149,305
Suez Environnement Co.		5,623	63,605
Technip SA		2,019	224,334
Thales SA		2,071	71,091
Total SA	†	43,904	2,184,221
Unibail-Rodamco SE (Paris Exchange) REIT		1,878	374,221
Vallourec SA		2,264	95,653
Veolia Environnement SA		7,140	76,820
Vinci SA		9,357	398,121
Vivendi SA		26,438	515,198
Wendel SA		688	58,064
Zodiac Aerospace		664	64,828

			18,513,911

Germany—7.8%
Adidas AG		4,274	350,730
Allianz SE (Registered)		9,459	1,128,114
Axel Springer AG		720	31,227
BASF SE		18,938	1,600,187
Bayer AG		17,197	1,478,764
Bayerische Motoren Werke AG		6,788	497,762
Beiersdorf AG		2,124	155,997
Brenntag AG		1,060	135,827
Celesio AG		1,532	27,354
Commerzbank AG	*	76,473	136,808
Continental AG		1,683	165,059
Daimler AG (Registered)		18,825	913,682
Deutsche Bank AG (Registered)		19,102	756,620
Deutsche Boerse AG		3,965	219,414
Deutsche Lufthansa AG (Registered)		4,312	58,518
Deutsche Post AG (Registered)		17,563	343,106
Deutsche Telekom AG (Registered)		57,730	709,950
E.ON AG		37,382	888,306
Fraport AG Frankfurt Airport Services Worldwide		822	47,568
Fresenius Medical Care AG & Co. KGaA		4,358	319,661
Fresenius SE & Co. KGaA		2,544	295,401
GEA Group AG		3,459	104,873
Hannover Rueckversicherung AG (Registered)		1,341	85,813
HeidelbergCement AG		2,804	147,277
Henkel AG & Co. KGaA		2,728	178,050
Hochtief AG	*	558	26,169
Hugo Boss AG		403	35,495
Infineon Technologies AG		22,149	140,782
K+S AG		3,614	178,045
Kabel Deutschland Holding AG	*	1,819	129,849
Lanxess AG		1,754	145,697
Linde AG		3,875	667,894
MAN SE		886	81,264
Merck KGaA		1,293	159,612

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Metro AG		2,788	$83,527
Muenchener Rueckversicherungs AG (Registered)		3,707	579,636
RWE AG		10,130	453,298
Salzgitter AG		718	27,788
SAP AG		19,129	1,361,285
Siemens AG (Registered)		16,968	1,697,149
Suedzucker AG		1,523	53,952
ThyssenKrupp AG		7,886	167,994
United Internet AG (Registered)		2,186	44,621
Volkswagen AG		616	103,255
Wacker Chemie AG	†	270	17,359

			16,930,739

Greece—0.0%
Coca Cola Hellenic Bottling Co. SA	*	3,863	72,125
OPAP SA		4,010	20,578

			92,703

Guernsey, Channel Islands—0.0%
Resolution Ltd.		28,824	101,148

Hong Kong—3.0%
AIA Group Ltd.		210,400	779,623
ASM Pacific Technology Ltd.	†	4,300	50,846
Bank of East Asia Ltd.		27,120	101,177
BOC Hong Kong Holdings Ltd.		77,000	243,520
Cathay Pacific Airways Ltd.		23,000	37,221
Cheung Kong Holdings Ltd.		29,000	423,653
Cheung Kong Infrastructure Holdings Ltd.		9,000	54,427
CLP Holdings Ltd.		38,000	322,543
First Pacific Co. Ltd.		42,000	45,419
Galaxy Entertainment Group Ltd.	*	32,000	106,316
Hang Lung Group Ltd.		18,000	113,670
Hang Lung Properties Ltd.		45,000	153,220
Hang Seng Bank Ltd.		16,000	244,592
Henderson Land Development Co. Ltd.		19,000	136,068
Hong Kong & China Gas Co. Ltd.		110,468	279,242
Hong Kong Exchanges and Clearing Ltd.		21,300	320,007
Hopewell Holdings Ltd.		11,000	37,904
Hutchison Whampoa Ltd.		44,000	424,326
Hysan Development Co. Ltd.		12,000	54,491
Kerry Properties Ltd.		15,000	75,641
Li & Fung Ltd.		121,200	186,897
Lifestyle International Holdings Ltd.		11,000	22,674
Link (The) REIT		48,500	229,712
MGM China Holdings Ltd.		18,400	31,604
MTR Corp. Ltd.		30,000	113,413
New World Development Co. Ltd.		72,900	112,339
Noble Group Ltd.		77,309	82,978
NWS Holdings Ltd.		26,500	42,477
Orient Overseas International Ltd.		3,700	20,277
PCCW Ltd.		84,000	34,245
Power Assets Holdings Ltd.		29,000	246,238
Shangri-La Asia Ltd.		34,000	65,756
Sino Land Co. Ltd.		63,000	117,322
SJM Holdings Ltd.		43,000	92,920
Sun Hung Kai Properties Ltd.		33,000	480,165
Swire Pacific Ltd., Class A		14,500	177,027
Wharf Holdings Ltd.		31,637	218,764

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Wheelock & Co. Ltd.		20,000	$85,924
Wing Hang Bank Ltd.		3,000	28,090
Yue Yuen Industrial Holdings Ltd.		14,000	46,950

			6,439,678

Ireland—0.8%
CRH plc (Dublin Exchange)		15,281	293,476
Elan Corp. plc	*	10,793	115,951
Experian plc		20,860	347,334
Irish Bank Resolution Corp. Ltd.	*‡d	11,206	—
James Hardie Industries SE CDI		9,384	84,282
Kerry Group plc, Class A		3,210	164,207
Shire plc		11,495	339,088
WPP plc		25,740	350,601

			1,694,939

Israel—0.6%
Bank Hapoalim BM	*	22,424	80,009
Bank Leumi Le-Israel BM	*	25,538	71,572
Bezeq Israeli Telecommunication Corp. Ltd.		43,766	51,127
Delek Group Ltd.		117	19,629
Israel Chemicals Ltd.		9,235	112,166
Israel Corp. Ltd. (The)		39	24,831
Mellanox Technologies Ltd.	*	652	67,619
Mizrahi Tefahot Bank Ltd.	*	2,045	18,157
NICE Systems Ltd.	*	1,340	44,547
Teva Pharmaceutical Industries Ltd.		19,389	800,356

			1,290,013

Italy—2.0%
Assicurazioni Generali SpA		24,265	349,814
Atlantia SpA		6,684	103,968
Autogrill SpA		2,307	21,963
Banca Monte dei Paschi di Siena SpA	*†	100,790	29,279
Banco Popolare SC	*	35,958	53,900
Enel Green Power SpA		38,326	64,916
Enel SpA		136,230	482,617
ENI SpA	†	52,785	1,157,231
Exor SpA		1,270	32,001
Fiat Industrial SpA		18,313	179,343
Fiat SpA	*†	19,199	102,690
Finmeccanica SpA	*	7,024	33,388
Intesa Sanpaolo SpA		205,714	313,682
Intesa Sanpaolo SpA RSP		17,138	22,232
Luxottica Group SpA		2,311	81,519
Mediaset SpA		13,265	24,990
Mediobanca SpA		11,665	62,499
Pirelli & C. SpA	†	4,877	52,627
Prysmian SpA		4,225	75,517
Saipem SpA		5,378	259,168
Snam SpA		33,809	149,969
Telecom Italia SpA		196,107	197,000
Telecom Italia SpA RSP		121,188	106,159
Terna Rete Elettrica Nazionale SpA		28,443	106,060
UniCredit SpA	*	82,728	344,259
Unione di Banche Italiane ScpA		16,898	62,664

			4,469,455

Japan—19.5%
ABC-Mart, Inc.		600	26,479
Advantest Corp.	†	2,800	36,404

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Aeon Co. Ltd.		12,900	$145,667
Aeon Credit Service Co. Ltd.	†	1,400	30,104
Aeon Mall Co. Ltd.		1,400	34,185
Air Water, Inc.		3,000	36,716
Aisin Seiki Co. Ltd.		3,800	108,222
Ajinomoto Co., Inc.		13,000	203,623
Alfresa Holdings Corp.	†	1,000	49,259
All Nippon Airways Co. Ltd.	†	19,000	39,938
Amada Co. Ltd.		7,000	30,587
Aozora Bank Ltd.		11,000	33,638
Asahi Glass Co. Ltd.		22,000	146,353
Asahi Group Holdings Ltd.		8,300	204,687
Asahi Kasei Corp.		27,000	139,175
Asics Corp.		3,000	40,467
Astellas Pharma, Inc.		9,175	464,988
Bank of Kyoto Ltd. (The)	†	6,000	50,763
Bank of Yokohama Ltd. (The)		25,000	118,881
Benesse Holdings, Inc.		1,300	62,906
Bridgestone Corp.		13,300	308,457
Brother Industries Ltd.	†	4,600	42,606
Canon, Inc.		23,300	747,876
Casio Computer Co. Ltd.	†	4,500	31,877
Central Japan Railway Co.		3,100	272,109
Chiba Bank Ltd. (The)		16,000	93,012
Chiyoda Corp.		3,000	46,608
Chubu Electric Power Co., Inc.	†	13,200	171,400
Chugai Pharmaceutical Co. Ltd.		4,400	92,222
Chugoku Bank Ltd. (The)		4,000	56,357
Chugoku Electric Power Co., Inc. (The)		6,200	82,411
Citizen Holdings Co. Ltd.		4,700	23,759
Coca-Cola West Holdings Co. Ltd.		1,200	19,899
Cosmo Oil Co. Ltd.		12,000	22,065
Credit Saison Co. Ltd.		3,100	74,895
Dai Nippon Printing Co. Ltd.	†	11,000	76,703
Daicel Corp.		7,000	41,927
Daido Steel Co. Ltd.		6,000	27,865
Daihatsu Motor Co. Ltd.	†	4,000	66,646
Dai-ichi Life Insurance Co. Ltd. (The)		183	206,988
Daiichi Sankyo Co. Ltd.	†	14,002	230,644
Daikin Industries Ltd.	†	4,800	124,148
Dainippon Sumitomo Pharma Co. Ltd.	†	3,000	32,961
Daito Trust Construction Co. Ltd.		1,500	150,576
Daiwa House Industry Co. Ltd.		11,000	159,389
Daiwa Securities Group, Inc.		34,000	129,142
Dena Co. Ltd.		2,100	69,663
Denki Kagaku Kogyo K.K.	†	11,000	34,089
Denso Corp.		9,900	311,062
Dentsu, Inc.	†	3,800	96,247
East Japan Railway Co.		7,000	463,156
Eisai Co. Ltd.	†	5,300	238,754
Electric Power Development Co. Ltd.		2,540	66,881
FamilyMart Co. Ltd.		1,200	58,955
FANUC Corp.		4,000	643,834
Fast Retailing Co. Ltd.		1,100	255,462
Fuji Electric Co. Ltd.	†	10,000	20,282
Fuji Heavy Industries Ltd.	†	13,000	108,309
FUJIFILM Holdings Corp.		9,700	162,461
Fujitsu Ltd.		40,000	150,169
Fukuoka Financial Group, Inc.	†	17,000	69,026

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Furukawa Electric Co. Ltd.	*	12,000	$22,547
Gree, Inc.	†	1,800	32,862
GS Yuasa Corp.	†	8,000	33,260
Gunma Bank Ltd. (The)		8,000	40,627
Hachijuni Bank Ltd. (The)		8,000	44,355
Hakuhodo DY Holdings, Inc.		480	32,335
Hamamatsu Photonics KK		1,400	48,100
Hankyu Hanshin Holdings, Inc.		25,000	135,014
Hino Motors Ltd.	†	5,000	32,732
Hirose Electric Co. Ltd.		630	70,526
Hisamitsu Pharmaceutical Co., Inc.	†	1,200	66,415
Hitachi Chemical Co. Ltd.		2,300	31,021
Hitachi Construction Machinery Co. Ltd.	†	2,300	37,144
Hitachi High-Technologies Corp.		1,100	26,556
Hitachi Ltd.		95,000	527,546
Hitachi Metals Ltd.	†	3,000	26,727
Hokkaido Electric Power Co., Inc.		3,400	27,599
Hokuriku Electric Power Co.		3,200	38,788
Honda Motor Co. Ltd.		33,900	1,047,691
HOYA Corp.		9,100	199,637
Hulic Co. Ltd.	*	5,000	30,376
Ibiden Co. Ltd.	†	2,200	32,183
Idemitsu Kosan Co. Ltd.		400	32,716
IHI Corp.		26,000	57,907
INPEX Corp.		46	273,458
Isetan Mitsukoshi Holdings Ltd.		8,040	83,773
Isuzu Motors Ltd.		25,000	120,469
ITOCHU Corp.		31,200	314,973
Itochu Techno-Solutions Corp.		600	31,185
Iyo Bank Ltd. (The)		5,000	40,696
J. Front Retailing Co. Ltd.		10,600	59,405
Japan Petroleum Exploration Co.		500	20,039
Japan Prime Realty Investment Corp. REIT		16	48,237
Japan Real Estate Investment Corp. REIT		12	120,761
Japan Retail Fund Investment Corp. REIT	†	38	67,850
Japan Steel Works Ltd. (The)	†	6,000	33,342
Japan Tobacco, Inc.		18,500	553,774
JFE Holdings, Inc.	†	9,900	130,419
JGC Corp.		4,000	133,217
Joyo Bank Ltd. (The)		14,000	68,468
JS Group Corp.		5,800	138,215
JSR Corp.		3,500	57,279
JTEKT Corp.		4,700	37,151
Jupiter Telecommunications Co. Ltd.		48	48,745
JX Holdings, Inc.		46,810	255,703
Kajima Corp.	†	17,000	46,375
Kamigumi Co. Ltd.		5,000	41,315
Kaneka Corp.		6,000	28,885
Kansai Electric Power Co., Inc. (The)		15,300	119,341
Kansai Paint Co. Ltd.		5,000	55,415
Kao Corp.		10,700	314,594
Kawasaki Heavy Industries Ltd.		29,000	57,519
Kawasaki Kisen Kaisha Ltd.	*†	17,000	21,362
KDDI Corp.		5,500	426,594
Keikyu Corp.	†	10,000	94,205
Keio Corp.	†	11,000	82,884
Keisei Electric Railway Co. Ltd.		6,000	54,125

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Keyence Corp.		972	$248,912
Kikkoman Corp.		4,000	54,621
Kinden Corp.	†	2,000	12,583
Kintetsu Corp.	†	34,000	133,144
Kirin Holdings Co. Ltd.		18,000	240,686
Kobe Steel Ltd.	†	54,000	42,783
Koito Manufacturing Co. Ltd.		2,000	23,089
Komatsu Ltd.		19,600	384,158
Konami Corp.	†	2,000	45,412
Konica Minolta Holdings, Inc.		10,500	80,773
Kubota Corp.		23,000	232,123
Kuraray Co. Ltd.		6,900	78,359
Kurita Water Industries Ltd.		2,600	57,484
Kyocera Corp.		3,200	277,277
Kyowa Hakko Kirin Co. Ltd.		5,000	60,381
Kyushu Electric Power Co., Inc.		9,300	76,697
Lawson, Inc.		1,300	99,794
Mabuchi Motor Co. Ltd.		400	18,291
Makita Corp.		2,400	92,901
Marubeni Corp.		35,000	222,513
Marui Group Co. Ltd.	†	4,000	28,286
Maruichi Steel Tube Ltd.		1,000	21,360
Mazda Motor Corp.	*	56,000	65,362
McDonald’s Holdings Co. Japan Ltd.		1,400	39,884
Medipal Holdings Corp.		2,800	38,542
MEIJI Holdings Co. Ltd.		1,302	64,613
Miraca Holdings, Inc.		1,200	53,890
Mitsubishi Chemical Holdings Corp.	†	28,500	108,856
Mitsubishi Corp.		28,800	521,650
Mitsubishi Electric Corp.		39,000	287,463
Mitsubishi Estate Co. Ltd.		26,000	497,123
Mitsubishi Gas Chemical Co., Inc.		9,000	45,142
Mitsubishi Heavy Industries Ltd.		63,000	272,454
Mitsubishi Logistics Corp.		3,000	35,658
Mitsubishi Materials Corp.		25,000	78,654
Mitsubishi Motors Corp.	*†	83,000	76,558
Mitsubishi Tanabe Pharma Corp.		4,800	72,847
Mitsubishi UFJ Financial Group, Inc.		264,840	1,239,333
Mitsubishi UFJ Lease & Finance Co. Ltd.		1,180	49,679
Mitsui & Co. Ltd.		35,600	499,456
Mitsui Chemicals, Inc.	†	20,000	38,965
Mitsui Fudosan Co. Ltd.		17,000	339,705
Mitsui OSK Lines Ltd.	†	24,000	55,836
Mizuho Financial Group, Inc.	†	469,780	762,470
MS&AD Insurance Group Holdings		10,474	180,806
Murata Manufacturing Co. Ltd.		4,200	223,593
Nabtesco Corp.	†	2,000	36,817
Namco Bandai Holdings, Inc.		4,150	70,306
NEC Corp.	*†	53,000	84,105
Nexon Co. Ltd.	*	2,100	28,994
NGK Insulators Ltd.	†	6,000	71,787
NGK Spark Plug Co. Ltd.	†	4,000	42,083
NHK Spring Co. Ltd.		3,000	25,778
Nidec Corp.	†	2,200	160,706
Nikon Corp.	†	7,100	195,231
Nintendo Co. Ltd.		2,200	279,450
Nippon Building Fund, Inc. REIT		13	140,128
Nippon Electric Glass Co. Ltd.	†	7,500	41,328
Nippon Express Co. Ltd.	†	19,000	71,967

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Nippon Meat Packers, Inc.		4,000	$51,299
Nippon Paper Group, Inc.	†	1,900	22,350
Nippon Steel Corp.		153,245	313,806
Nippon Telegraph & Telephone Corp.		9,000	428,221
Nippon Yusen K.K.	†	33,000	58,295
Nishi-Nippon City Bank Ltd. (The)		15,000	34,719
Nissan Motor Co. Ltd.		51,400	437,450
Nisshin Seifun Group, Inc.	†	4,200	51,635
Nisshin Steel Co. Ltd.	‡	15,000	16,146
Nissin Foods Holdings Co. Ltd.	†	1,100	43,090
Nitori Holdings Co. Ltd.		700	64,970
Nitto Denko Corp.		3,400	161,840
NKSJ Holdings, Inc.		7,875	153,578
NOK Corp.		2,000	32,061
Nomura Holdings, Inc.		75,500	269,619
Nomura Real Estate Holdings, Inc.		1,700	29,809
Nomura Real Estate Office Fund, Inc. REIT		5	31,332
Nomura Research Institute Ltd.		2,150	44,308
NSK Ltd.	†	10,000	58,079
NTN Corp.		9,000	18,098
NTT Data Corp.	†	26	81,632
NTT DOCOMO, Inc.	†	314	507,322
NTT Urban Development Corp.		24	19,475
Obayashi Corp.		13,000	59,243
Odakyu Electric Railway Co. Ltd.	†	13,000	136,626
OJI Paper Co. Ltd.	†	17,000	51,737
Olympus Corp.	*†	4,800	93,714
Omron Corp.		4,400	84,553
Ono Pharmaceutical Co. Ltd.	†	1,700	104,605
Oracle Corp. Japan		900	46,350
Oriental Land Co. Ltd.		1,000	131,667
ORIX Corp.		2,240	224,358
Osaka Gas Co. Ltd.		38,000	167,193
Otsuka Corp.		300	26,829
Otsuka Holdings Co. Ltd.		7,700	238,630
Panasonic Corp.	†	46,800	309,650
Rakuten, Inc.		15,600	158,622
Resona Holdings, Inc.		38,600	158,048
Ricoh Co. Ltd.	†	14,000	118,226
Rinnai Corp.		600	44,780
Rohm Co. Ltd.		2,100	70,719
Sankyo Co. Ltd.		1,100	51,176
Sanrio Co. Ltd.		900	32,190
Santen Pharmaceutical Co. Ltd.		1,700	77,979
SBI Holdings, Inc.	†	5,210	33,567
Secom Co. Ltd.		4,500	234,552
Sega Sammy Holdings, Inc.		4,148	78,271
Seiko Epson Corp.	†	2,400	14,657
Sekisui Chemical Co. Ltd.		9,000	72,488
Sekisui House Ltd.		12,000	119,129
Seven & I Holdings Co. Ltd.		15,440	473,133
Seven Bank Ltd.		13,600	41,497
Sharp Corp.	†	20,000	49,460
Shikoku Electric Power Co., Inc.		3,600	40,582
Shimadzu Corp.		5,000	35,093
Shimamura Co. Ltd.		500	58,209
Shimano, Inc.		1,500	108,909
Shimizu Corp.	†	13,000	43,728
Shin-Etsu Chemical Co. Ltd.		8,500	477,692
Shinsei Bank Ltd.		30,000	38,753
Shionogi & Co. Ltd.		6,300	96,005

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Shiseido Co. Ltd.	†	7,800	$106,917
Shizuoka Bank Ltd. (The)	†	11,000	112,558
Showa Denko K.K.		31,000	49,186
Showa Shell Sekiyu K.K.		4,500	23,814
SMC Corp.	†	1,100	177,027
Softbank Corp.		18,400	743,940
Sojitz Corp.	†	26,800	34,649
Sony Corp.	†	21,300	249,065
Sony Financial Holdings, Inc.		3,400	57,969
Square Enix Holdings Co. Ltd.		1,500	22,864
Stanley Electric Co. Ltd.		3,200	47,372
Sumco Corp.	*	1,900	12,791
Sumitomo Chemical Co. Ltd.	†	32,000	81,521
Sumitomo Corp.	†	23,000	309,410
Sumitomo Electric Industries Ltd.		15,400	162,865
Sumitomo Heavy Industries Ltd.	†	12,000	40,907
Sumitomo Metal Mining Co. Ltd.	†	11,000	138,396
Sumitomo Mitsui Financial Group, Inc.		27,900	869,313
Sumitomo Mitsui Trust Holdings, Inc.		64,740	192,203
Sumitomo Realty & Development Co. Ltd.	†	7,500	198,738
Sumitomo Rubber Industries Ltd.		3,800	45,192
Suruga Bank Ltd.	†	4,000	45,337
Suzuken Co. Ltd.		1,560	51,723
Suzuki Motor Corp.		7,800	151,499
Sysmex Corp.	†	1,500	72,127
T&D Holdings, Inc.		12,300	132,806
Taiheiyo Cement Corp.		22,000	47,360
Taisei Corp.		20,000	57,308
Taisho Pharmaceutical Holdings Co. Ltd.		690	56,121
Taiyo Nippon Sanso Corp.		5,000	26,298
Takashimaya Co. Ltd.		5,000	34,280
Takeda Pharmaceutical Co. Ltd.	†	16,220	746,243
TDK Corp.		2,500	92,965
Teijin Ltd.		19,000	46,428
Terumo Corp.	†	3,100	133,286
THK Co. Ltd.		2,700	41,255
Tobu Railway Co. Ltd.	†	22,000	118,376
Toho Co. Ltd.		2,400	44,127
Toho Gas Co. Ltd.	†	9,000	59,721
Tohoku Electric Power Co., Inc.	*	8,800	70,726
Tokio Marine Holdings, Inc.		15,300	389,333
Tokyo Electric Power Co., Inc.	*	31,000	51,033
Tokyo Electron Ltd.		3,700	157,620
Tokyo Gas Co. Ltd.		52,000	285,945
Tokyu Corp.		24,000	114,642
Tokyu Land Corp.		9,000	48,096
TonenGeneral Sekiyu K.K.		6,000	52,042
Toppan Printing Co. Ltd.	†	12,000	69,598
Toray Industries, Inc.		30,000	177,482
Toshiba Corp.	†	84,000	269,220
Tosoh Corp.		9,000	17,087
TOTO Ltd.	†	5,000	36,729
Toyo Seikan Kaisha Ltd.		3,300	35,248
Toyo Suisan Kaisha Ltd.		2,000	50,046
Toyoda Gosei Co. Ltd.		1,200	24,031
Toyota Boshoku Corp.	†	1,400	14,523
Toyota Industries Corp.	†	3,300	92,375
Toyota Motor Corp.		56,900	2,231,010
Toyota Tsusho Corp.		4,200	89,719
Trend Micro, Inc.		2,200	61,340

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Tsumura & Co.		1,400	$43,802
Ube Industries Ltd.		19,000	40,800
Unicharm Corp.	†	2,300	131,871
Ushio, Inc.		1,900	22,791
USS Co. Ltd.		460	48,580
West Japan Railway Co.		3,600	153,739
Yahoo! Japan Corp.		311	118,320
Yakult Honsha Co. Ltd.	†	1,900	90,092
Yamada Denki Co. Ltd.		1,700	74,574
Yamaguchi Financial Group, Inc.		4,000	32,367
Yamaha Corp.	†	2,700	24,997
Yamaha Motor Co. Ltd.		5,500	47,999
Yamato Holdings Co. Ltd.		7,600	120,199
Yamato Kogyo Co. Ltd.		700	20,614
Yamazaki Baking Co. Ltd.		2,000	26,767
Yaskawa Electric Corp.		4,000	26,679
Yokogawa Electric Corp.	†	4,300	49,629

			42,544,593

Luxembourg—0.4%
ArcelorMittal		19,884	286,219
Millicom International Cellular SA SDR		1,299	120,529
SES SA FDR		6,158	167,458
Tenaris SA		9,898	202,553

			776,759

Macau—0.1%
Sands China Ltd.		49,294	182,505
Wynn Macau Ltd.		31,256	83,796

			266,301

Malta—0.0%
BGP Holdings plc	*‡d	142,647	—

Mexico—0.1%
Fresnillo plc		3,849	115,528

Netherlands—4.7%
Aegon NV		34,731	180,559
Akzo Nobel NV		4,890	276,123
ASML Holding NV		8,609	460,482
Corio NV REIT		1,453	61,777
D.E. Master Blenders 1753 NV	*	11,905	143,559
Delta Lloyd NV		2,176	33,088
European Aeronautic Defence and Space Co. NV		8,716	276,253
Fugro NV CVA		1,480	100,589
Gemalto NV		1,724	151,624
Heineken Holding NV		2,084	101,239
Heineken NV		4,752	283,268
ING Groep NV CVA	*	79,146	626,852
Koninklijke Ahold NV		21,556	269,980
Koninklijke Boskalis Westminster NV		1,476	53,320
Koninklijke DSM NV		3,156	157,435
Koninklijke KPN NV		20,981	159,712
Koninklijke Philips Electronics NV		21,594	504,165
Koninklijke Vopak NV		1,384	97,112
Qiagen NV	*	4,858	89,571
Randstad Holding NV		2,394	79,572
Reed Elsevier NV		14,435	192,530
Royal Dutch Shell plc, Class A		76,303	2,644,358
Royal Dutch Shell plc, Class B		54,557	1,941,455
SBM Offshore NV	*	3,564	50,779

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
TNT Express NV		6,778	$70,731
Unilever NV CVA		33,860	1,200,880
Wolters Kluwer NV		6,087	114,349

			10,321,362

New Zealand—0.1%
Auckland International Airport Ltd.		20,988	45,538
Contact Energy Ltd.	*†	7,698	33,680
Fletcher Building Ltd.		14,083	81,064
SKYCITY Entertainment Group Ltd.	†	12,302	38,495
Telecom Corp of New Zealand Ltd.	†	37,806	74,433

			273,210

Norway—0.9%
Aker Solutions ASA		3,442	65,569
DnB ASA		19,876	243,480
Gjensidige Forsikring ASA		4,209	58,478
Norsk Hydro ASA		18,486	86,873
Orkla ASA		16,384	124,832
Seadrill Ltd.		7,181	282,103
Statoil ASA		22,914	591,332
Telenor ASA		14,736	287,613
Yara International ASA		3,824	192,017

			1,932,297

Portugal—0.2%
Banco Espirito Santo SA (Registered)	*	45,157	32,741
EDP—Energias de Portugal SA		40,453	111,139
Galp Energia SGPS SA, Class B	†	4,652	75,366
Jeronimo Martins SGPS SA		4,265	71,202
Portugal Telecom SGPS SA (Registered)		14,350	70,906

			361,354

Singapore—1.8%
Ascendas Real Estate Investment Trust REIT		42,786	83,805
CapitaLand Ltd.		51,500	132,655
CapitaMall Trust REIT		52,000	85,282
CapitaMalls Asia Ltd.		23,000	30,789
City Developments Ltd.		10,000	95,181
ComfortDelGro Corp. Ltd.		37,000	51,614
Cosco Corp. Singapore Ltd.		18,000	14,081
DBS Group Holdings Ltd.		37,500	438,010
Fraser and Neave Ltd.		18,000	129,724
Genting Singapore plc (Registered)		131,000	145,643
Global Logistic Properties Ltd.		40,000	81,536
Golden Agri-Resources Ltd.		136,320	72,874
Hutchison Port Holdings Trust		112,000	80,899
Jardine Cycle & Carriage Ltd.		2,000	78,067
Keppel Corp. Ltd.		29,400	271,826
Keppel Land Ltd.		16,000	46,043
Neptune Orient Lines Ltd.	*	17,000	15,575
Olam International Ltd.		30,672	50,880
Oversea-Chinese Banking Corp. Ltd.		52,600	398,927
SembCorp Industries Ltd.		21,340	98,037
SembCorp Marine Ltd.		17,000	68,378
Singapore Airlines Ltd.		11,400	99,499
Singapore Exchange Ltd.		17,000	96,622

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Singapore Press Holdings Ltd.		35,500	$117,500
Singapore Technologies Engineering Ltd.		31,000	89,199
Singapore Telecommunications Ltd.		165,159	430,066
StarHub Ltd.		13,730	41,551
United Overseas Bank Ltd.		26,000	414,622
UOL Group Ltd.		8,000	37,240
Wilmar International Ltd.		39,000	102,976

			3,899,101

Spain—2.8%
Abertis Infraestructuras SA		8,028	118,319
Acciona SA		445	25,351
Acerinox SA		1,819	20,433
ACS Actividades de Construcciony Servicios SA		2,822	58,163
Amadeus IT Holding SA, Class A		6,615	154,222
Banco Bilbao Vizcaya Argentaria SA		110,967	873,073
Banco de Sabadell SA	*†	57,178	153,635
Banco Popular Espanol SA	†	24,402	53,422
Banco Santander SA	*	203,007	1,515,327
Bankia SA	*†	15,810	26,456
CaixaBank	†	14,319	53,931
CaixaBank	‡	298	1,122
Distribuidora Internacional de Alimentacion SA		12,844	70,931
Enagas SA		3,844	75,805
Ferrovial SA		7,868	102,505
Gas Natural SDG SA		6,693	94,710
Grifols SA	*	3,303	109,175
Iberdrola SA		79,972	362,594
Inditex SA		4,474	555,907
Mapfre SA		13,416	36,785
Red Electrica Corp. SA		2,146	101,712
Repsol YPF SA		16,501	320,682
Telefonica SA		83,038	1,109,857
Zardoya Otis SA	†	2,829	33,279

			6,027,396

Sweden—3.1%
Alfa Laval AB		7,085	128,740
Assa Abloy AB, Class B		7,093	230,289
Atlas Copco AB, Class A		13,699	320,096
Atlas Copco AB, Class B		7,990	167,482
Boliden AB		6,115	102,265
Electrolux AB, Series B		5,005	123,672
Elekta AB, Class B		8,020	105,882
Getinge AB, Class B		4,153	125,373
Hennes & Mauritz AB, Class B		19,515	679,184
Hexagon AB, Class B		4,884	105,035
Holmen AB, Class B		1,079	29,503
Husqvarna AB, Class B		9,820	50,171
Industrivarden AB, Class C		2,724	39,034
Investment AB Kinnevik, Class B		4,060	84,401
Investor AB, Class B		9,541	210,256
Lundin Petroleum AB	*	4,899	119,642
Modern Times Group AB, Class B		977	43,222
Nordea Bank AB		54,421	538,659
Ratos AB, Class B		3,896	34,381
Sandvik AB		20,873	283,893
Scania AB, Class B		6,605	121,426
Securitas AB, Class B		6,575	49,406

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Skandinaviska Enskilda Banken AB, Class A		28,809	$241,402
Skanska AB, Class B		8,011	129,938
SKF AB, Class B		8,213	177,480
SSAB AB, Class A		3,099	22,066
Svenska Cellulosa AB, Class B		12,107	225,092
Svenska Handelsbanken AB, Class A		10,397	390,189
Swedbank AB, Class A		17,071	321,088
Swedish Match AB		4,159	168,363
Tele2 AB, Class B		6,369	115,673
Telefonaktiebolaget LM Ericsson, Class B		61,819	563,856
TeliaSonera AB		44,161	317,767
Volvo AB, Class B		28,447	399,665

			6,764,591

Switzerland—9.0%
ABB Ltd.	*	45,230	848,658
Actelion Ltd. (Registered)	*	2,226	111,580
Adecco SA (Registered)	*	2,808	134,037
Aryzta AG	*	1,779	85,393
Baloise Holding AG (Registered)		934	73,500
Banque Cantonale Vaudoise		59	30,607
Barry Callebaut AG (Registered)	*	41	38,070
Compagnie Financiere Richemont SA (A Bearer Shares)		10,727	644,083
Credit Suisse Group AG (Registered)	*	25,389	536,831
GAM Holding AG	*	3,736	48,757
Geberit AG (Registered)	*	764	166,401
Givaudan SA (Registered)	*	170	161,399
Glencore International plc		75,925	421,727
Holcim Ltd. (Registered)	*	4,703	299,539
Julius Baer Group Ltd. (Registered)	*	4,235	147,721
Kuehne + Nagel International AG (Registered)	†	1,080	122,217
Lindt & Spruengli AG (Participation Certificates)	*	17	53,794
Lindt & Spruengli AG (Registered)	*	2	72,225
Lonza Group AG (Registered)	*	1,067	55,849
Nestle SA		68,165	4,301,032
Novartis AG (Registered)		47,490	2,906,555
Pargesa Holding SA (Bearer)		467	30,916
Partners Group Holding AG		281	58,501
Roche Holding AG (Genusschein)		14,503	2,712,738
Schindler Holding AG (Participation Certificates)		1,028	126,570
Schindler Holding AG (Registered)		416	51,400
SGS SA (Registered)		114	234,433
Sika AG		47	95,871
Sonova Holding AG (Registered)	*	1,073	108,567
STMicroelectronics NV		13,835	74,670
Straumann Holding AG (Registered)		152	20,213
Sulzer AG (Registered)		487	71,087
Swatch Group AG (The) (Bearer)		656	261,977
Swatch Group AG (The) (Registered)		843	58,689
Swiss Life Holding AG (Registered)	*	625	74,647

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Swiss Prime Site AG	*	952	$78,726
Swiss Re AG	*	7,216	464,305
Swisscom AG (Registered)		476	191,628
Syngenta AG (Registered)		1,944	727,216
Transocean Ltd.		7,176	321,265
UBS AG (Registered)	*	74,921	912,295
Wolseley plc		5,951	254,560
Xstrata plc		43,735	678,460
Zurich Insurance Group AG (Registered)	*	3,030	755,401

			19,624,110

United Kingdom—19.5%
3i Group plc		21,458	77,330
Aberdeen Asset Management plc		16,705	84,051
Admiral Group plc		3,873	66,007
Aggreko plc		5,440	203,644
AMEC plc		6,862	127,342
Anglo American plc		28,874	850,000
Antofagasta plc		8,096	165,580
ARM Holdings plc		28,198	263,190
Associated British Foods plc		7,666	159,739
AstraZeneca plc (London Exchange)		26,033	1,242,945
Aviva plc		60,381	312,010
Babcock International Group plc		7,669	114,987
BAE Systems plc		68,683	361,118
Balfour Beatty plc		15,564	76,489
Barclays plc		238,869	829,498
BG Group plc		70,032	1,417,078
BHP Billiton plc		43,923	1,371,630
BP plc		392,810	2,769,262
British American Tobacco plc		40,360	2,073,835
British Land Co. plc REIT		17,389	146,871
British Sky Broadcasting Group plc		23,127	277,582
BT Group plc		160,220	597,259
Bunzl plc		7,026	125,997
Burberry Group plc		9,157	148,271
Capita plc		13,767	172,419
Capital Shopping Centres Group plc REIT		11,469	60,750
Carnival plc		3,921	144,433
Centrica plc		106,394	562,996
Cobham plc		22,289	79,952
Compass Group plc		38,461	425,158
Croda International plc		2,954	115,964
Diageo plc		52,050	1,465,632
Eurasian Natural Resources Corp. plc		5,413	27,064
Evraz plc		6,518	26,027
G4S plc		29,065	124,842
GKN plc		34,028	118,316
GlaxoSmithKline plc		103,533	2,389,813
Hammerson plc REIT		15,196	110,918
HSBC Holdings plc (London Exchange)		375,037	3,484,003
ICAP plc		12,431	64,618
IMI plc		7,035	102,483
Imperial Tobacco Group plc		20,477	758,603
Inmarsat plc		9,682	92,439
Intercontinental Hotels Group plc		5,976	156,928
International Consolidated Airlines Group SA	*	20,308	48,896

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Intertek Group plc		3,382	$149,941
Invensys plc		18,496	70,118
Investec plc		10,820	66,986
ITV plc		78,784	112,624
J. Sainsbury plc		24,532	137,870
Johnson Matthey plc		4,400	171,863
Kazakhmys plc		4,399	49,355
Kingfisher plc		49,320	210,842
Land Securities Group plc REIT		16,659	205,310
Legal & General Group plc		122,562	261,658
Lloyds Banking Group plc	*	876,275	551,753
London Stock Exchange Group plc		3,963	60,454
Lonmin plc		3,101	27,999
Man Group plc		37,598	50,134
Marks & Spencer Group plc		33,198	191,586
Meggitt plc		17,028	108,671
Melrose plc		25,182	98,673
National Grid plc		73,422	809,908
Next plc		3,436	191,691
Old Mutual plc		101,444	279,084
Pearson plc		16,655	325,581
Petrofac Ltd.		5,470	141,328
Prudential plc		52,428	680,792
Randgold Resources Ltd.		1,879	231,141
Reckitt Benckiser Group plc		13,381	770,940
Reed Elsevier plc		25,415	243,304
Rexam plc		19,037	133,946
Rio Tinto plc		27,622	1,291,584
Rolls-Royce Holdings plc	*	38,399	523,828
Royal Bank of Scotland Group plc	*	41,922	174,177
RSA Insurance Group plc		76,655	137,039
SABMiller plc		19,828	872,433
Sage Group plc (The)		26,424	133,893
Schroders plc		2,465	60,574
Segro plc REIT		15,666	57,545
Serco Group plc		10,464	98,134
Severn Trent plc		5,017	136,045
Smith & Nephew plc		18,267	201,510
Smiths Group plc		7,875	132,287
SSE plc		19,426	437,137
Standard Chartered plc (London Exchange)		49,546	1,122,659
Standard Life plc		48,149	212,543
Subsea 7 SA		5,630	130,050
Tate & Lyle plc		9,949	107,011
Tesco plc		166,771	895,563
TUI Travel plc		9,107	34,483
Tullow Oil plc		18,719	415,265
Unilever plc		26,656	973,262
United Utilities Group plc		14,641	169,266
Vedanta Resources plc		2,170	36,201
Vodafone Group plc		1,018,912	2,895,374
Weir Group plc (The)		4,498	128,765
Whitbread plc		3,705	135,890
Wm Morrison Supermarkets plc		48,539	223,800

			42,463,839

United States—0.0%
Sims Metal Management Ltd.		3,648	36,083

TOTAL COMMON STOCKS (Cost $230,491,107)			210,796,310

Vantagepoint Overseas Equity Index Fund
			Shares	Value
PREFERRED STOCKS—0.5%
Germany—0.5%
Bayerische Motoren Werke AG			1,130	$58,089
Henkel AG & Co. KGaA			3,630	289,161
Porsche Automobil Holding SE			3,135	187,863
ProSiebenSat.1 Media AG			1,674	42,203
RWE AG			720	28,716
Volkswagen AG			2,988	546,342

TOTAL PREFERRED STOCKS (Cost $881,480)				1,152,374

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.2%
U.S. Treasury Bills—0.2%
U.S. Treasury Bill
0.098%	12/20/2012
(Cost $309,933)		‡‡	$310,000	309,945

			Shares	Value
RIGHTS—0.0%
France—0.0%
Cie Generale de Geophysique - Veritas, Expires 10/12/12 (Cost $—)		*	2,841	4,586

MONEY MARKET FUNDS—7.8%
Institutional Money Market Funds—7.8%
Dreyfus Institutional Cash Advantage Fund, 0.13%		††¥	2,400,000	2,400,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.20%			¥3,946,970	3,946,970
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.20%		††¥	1,028,793	1,028,793
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.16%		††¥	2,400,000	2,400,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.17%		††¥	2,400,000	2,400,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.17%		††¥	2,400,000	2,400,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.15%		††¥	2,400,000	2,400,000

TOTAL MONEY MARKET FUNDS (Cost $16,975,763)				16,975,763

TOTAL INVESTMENTS—105.3% (Cost $248,658,283)				229,238,978
Other assets less liabilities—(5.3%)				(11,461,059)

NET ASSETS—100.0%				$217,777,919

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Legend to the Schedule of Investments:

CDI	Chess Depository Interest
CVA	Dutch Certificate of Shares
FDR	Fiduciary Depository Receipt
REIT	Real Estate Investment Trust
RSP	Risparmio (Italian Savings Shares)
SDR	Swedish Depository Receipt
VVPR	Verlaagde Vooheffing Precompte Reduit (Belgian dividend coupon)

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
d	Security has no market value at September 30, 2012.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Overseas Equity Index Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Commercial Banks	11.9%
Pharmaceuticals	8.4%
Oil, Gas & Consumable Fuels	7.1%
Metals & Mining	4.9%
Insurance	4.6%
Food Products	4.1%
Chemicals	3.6%
Diversified Telecommunication Services	3.1%
Automobiles	2.8%
Machinery	2.7%
Beverages	2.6%
Wireless Telecommunication Services	2.2%
Food & Staples Retailing	2.1%
Real Estate Management & Development	2.0%
Multi-Utilities	1.7%
Capital Markets	1.7%
Real Estate Investment Trusts (REITs)	1.6%
Tobacco	1.6%
Industrial Conglomerates	1.6%
Electric Utilities	1.5%
Media	1.3%
Textiles, Apparel & Luxury Goods	1.2%
Electrical Equipment	1.2%
Trading Companies & Distributors	1.2%
Electronic Equipment, Instruments & Components	1.1%
Diversified Financial Services	1.1%
Road & Rail	1.1%
Hotels, Restaurants & Leisure	1.1%
Software	1.0%
Energy Equipment & Services	1.0%
Specialty Retail	0.9%
Auto Components	0.8%
Aerospace & Defense	0.8%
Health Care Equipment & Supplies	0.7%
Household Products	0.6%
Professional Services	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Commercial Services & Supplies	0.6%
Construction Materials	0.6%
Construction & Engineering	0.6%
Personal Products	0.5%
Health Care Providers & Services	0.5%
Household Durables	0.5%
Office Electronics	0.5%
Gas Utilities	0.5%
Building Products	0.5%
Communications Equipment	0.4%
Multiline Retail	0.4%
Transportation Infrastructure	0.4%
Marine	0.3%
Computers & Peripherals	0.3%
Biotechnology	0.3%
IT Services	0.3%
Air Freight & Logistics	0.3%
Leisure Equipment & Products	0.2%
Containers & Packaging	0.2%
Distributors	0.1%
Life Sciences Tools & Services	0.1%
Internet & Catalog Retail	0.1%
Independent Power Producers & Energy Traders	0.1%
Water Utilities	0.1%
Internet Software & Services	0.1%
Paper & Forest Products	0.1%

Vantagepoint Overseas Equity Index Fund
COMMON STOCKS—(Continued)
Airlines	0.1%
Diversified Consumer Services	0.0%
Consumer Finance	0.0%

96.8%
PREFERRED STOCKS
Automobiles	0.4%
Household Products	0.1%
Media	0.0%
Multi-Utilities	0.0%

0.5%
RIGHTS
Energy Equipment & Services	0.0%

TOTAL COMMON
STOCKS/PREFERRED STOCKS	97.3%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bills	0.2%

MONEY MARKET FUNDS
Institutional Money Market Funds	7.8%

TOTAL INVESTMENTS	105.3%
Other assets less liabilities	(5.3)%

TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Model Portfolio Savings Oriented Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,650,859	$28,125,618
Vantagepoint Diversifying Strategies Fund	6,016,568	62,391,809
Vantagepoint Equity Income Fund	3,365,790	31,301,847
Vantagepoint Growth & Income Fund	2,848,566	31,334,221
Vantagepoint Inflation Protected Securities Fund	3,830,251	46,882,275
Vantagepoint International Fund	1,673,191	15,577,409
Vantagepoint Low Duration Bond Fund	9,510,239	96,814,237

		312,427,416

TOTAL INVESTMENTS—100.0% (Cost $282,843,488)		312,427,416
Other assets less liabilities—(0.0%)		(80,073)

NET ASSETS—100.0%		$312,347,343

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Model Portfolio Conservative Growth Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	1,758,731	$18,343,563
Vantagepoint Core Bond Index Fund Class I	6,856,641	72,748,962
Vantagepoint Diversifying Strategies Fund	11,106,381	115,173,168
Vantagepoint Equity Income Fund	7,264,930	67,563,854
Vantagepoint Growth & Income Fund	5,038,462	55,423,087
Vantagepoint Growth Fund	3,829,563	37,261,644
Vantagepoint Inflation Protected Securities Fund	4,961,009	60,722,753
Vantagepoint International Fund	5,302,910	49,370,096
Vantagepoint Low Duration Bond Fund	11,305,514	115,090,129
Vantagepoint Select Value Fund	1,670,027	18,303,498

		610,000,754

TOTAL INVESTMENTS—100.0% (Cost $555,443,654)		610,000,754
Other assets less liabilities—(0.0%)		(123,493)

NET ASSETS—100.0%		$609,877,261

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Model Portfolio Traditional Growth Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	7,895,130	$82,346,203
Vantagepoint Core Bond Index Fund Class I	18,266,383	193,806,322
Vantagepoint Discovery Fund	4,540,759	45,498,402
Vantagepoint Diversifying Strategies Fund	21,539,865	223,368,403
Vantagepoint Equity Income Fund	19,427,753	180,678,103
Vantagepoint Growth & Income Fund	16,454,637	181,001,010
Vantagepoint Growth Fund	15,607,585	151,861,799
Vantagepoint Inflation Protected Securities Fund	4,888,840	59,839,397
Vantagepoint International Fund	19,443,563	181,019,570
Vantagepoint Low Duration Bond Fund	11,691,675	119,021,255
Vantagepoint Select Value Fund	7,498,257	82,180,899

		1,500,621,363

TOTAL INVESTMENTS—100.0% (Cost $1,376,693,157)		1,500,621,363
Other assets less liabilities—(0.0%)		(243,978)

NET ASSETS—100.0%		$1,500,377,385

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Model Portfolio Long-Term Growth Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	15,305,610	$159,637,516
Vantagepoint Core Bond Index Fund Class I	23,000,734	244,037,793
Vantagepoint Discovery Fund	8,502,976	85,199,823
Vantagepoint Diversifying Strategies Fund	21,697,649	225,004,617
Vantagepoint Equity Income Fund	26,448,459	245,970,673
Vantagepoint Growth & Income Fund	22,391,361	246,304,969
Vantagepoint Growth Fund	22,451,580	218,453,878
Vantagepoint International Fund	32,541,177	302,958,355
Vantagepoint Select Value Fund	14,539,429	159,352,138

		1,886,919,762

TOTAL INVESTMENTS—100.0% (Cost $1,733,487,794)		1,886,919,762
Other assets less liabilities—(0.0%)		(279,819)

NET ASSETS—100.0%		$1,886,639,943

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Model Portfolio All- Equity Growth Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	6,408,265	$66,838,208
Vantagepoint Discovery Fund	6,320,133	63,327,735
Vantagepoint Equity Income Fund	13,687,996	127,298,360
Vantagepoint Growth & Income Fund	10,929,521	120,224,733
Vantagepoint Growth Fund	12,377,113	120,429,311
Vantagepoint International Fund	15,117,031	140,739,554
Vantagepoint Select Value Fund	6,075,375	66,586,111

		705,444,012

TOTAL INVESTMENTS—100.0% (Cost $653,296,334)		705,444,012
Other assets less liabilities—(0.0%)		(135,260)

NET ASSETS—100.0%		$705,308,752

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Milestone Retirement Income Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,994,568	$21,162,364
Vantagepoint Diversifying Strategies Fund	4,521,638	46,889,381
Vantagepoint Equity Income Fund	2,520,733	23,442,821
Vantagepoint Growth & Income Fund	2,131,249	23,443,742
Vantagepoint Inflation Protected Securities Fund	2,880,993	35,263,358
Vantagepoint International Fund	1,250,459	11,641,769
Vantagepoint Low Duration Bond Fund	7,151,421	72,801,464

		234,644,899

TOTAL INVESTMENTS—100.0% (Cost $222,929,571)		234,644,899
Other assets less liabilities—(0.0%)		(72,782)

NET ASSETS—100.0%		$234,572,117

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Milestone 2010 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,456,288	$15,451,216
Vantagepoint Diversifying Strategies Fund	4,095,015	42,465,309
Vantagepoint Equity Income Fund	4,498,498	41,836,033
Vantagepoint Growth & Income Fund	2,365,615	26,021,767
Vantagepoint Growth Fund	1,633,897	15,897,818
Vantagepoint Inflation Protected Securities Fund	2,900,466	35,501,699
Vantagepoint International Fund	2,256,951	21,012,217
Vantagepoint Low Duration Bond Fund	3,749,213	38,166,991

		236,353,050

TOTAL INVESTMENTS—100.0% (Cost $219,362,211)		236,353,050
Other assets less liabilities—(0.0%)		(71,954)

NET ASSETS—100.0%		$236,281,096

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Milestone 2015 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	3,661,624	$38,849,834
Vantagepoint Diversifying Strategies Fund	6,914,436	71,702,697
Vantagepoint Equity Income Fund	8,814,348	81,973,440
Vantagepoint Growth & Income Fund	4,309,419	47,403,606
Vantagepoint Growth Fund	3,338,456	32,483,180
Vantagepoint Inflation Protected Securities Fund	3,680,499	45,049,311
Vantagepoint International Fund	4,828,462	44,952,983
Vantagepoint Low Duration Bond Fund	4,879,857	49,676,949
Vantagepoint Mid/Small Company Index Fund Class I	1,080,591	17,343,487

		429,435,487

TOTAL INVESTMENTS—100.0% (Cost $389,620,677)		429,435,487
Other assets less liabilities—(0.0%)		(90,191)

NET ASSETS—100.0%		$429,345,296

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Milestone 2020 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	5,781,780	$61,344,685
Vantagepoint Diversifying Strategies Fund	6,865,554	71,195,794
Vantagepoint Equity Income Fund	10,212,749	94,978,562
Vantagepoint Growth & Income Fund	4,787,391	52,661,304
Vantagepoint Growth Fund	3,842,088	37,383,519
Vantagepoint Inflation Protected Securities Fund	1,129,848	13,829,342
Vantagepoint International Fund	6,011,785	55,969,717
Vantagepoint Low Duration Bond Fund	3,450,564	35,126,740
Vantagepoint Mid/Small Company Index Fund Class I	2,361,425	37,900,878

		460,390,541

TOTAL INVESTMENTS—100.0% (Cost $415,121,429)		460,390,541
Other assets less liabilities—(0.0%)		(85,728)

NET ASSETS—100.0%		$460,304,813

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Milestone 2025 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	4,837,993	$51,331,101
Vantagepoint Diversifying Strategies Fund	4,830,870	50,096,123
Vantagepoint Equity Income Fund	9,029,338	83,972,845
Vantagepoint Growth & Income Fund	4,258,335	46,841,686
Vantagepoint Growth Fund	3,480,494	33,865,203
Vantagepoint International Fund	5,539,208	51,570,029
Vantagepoint Low Duration Bond Fund	1,361,925	13,864,401
Vantagepoint Mid/Small Company Index Fund Class I	2,481,696	39,831,226

		371,372,614

TOTAL INVESTMENTS—100.0% (Cost $332,832,970)		371,372,614
Other assets less liabilities—(0.0%)		(78,021)

NET ASSETS—100.0%		$371,294,593

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Milestone 2030 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,835,449	$30,084,110
Vantagepoint Diversifying Strategies Fund	3,134,469	32,504,440
Vantagepoint Equity Income Fund	7,611,514	70,787,082
Vantagepoint Growth & Income Fund	3,707,813	40,785,944
Vantagepoint Growth Fund	3,083,710	30,004,502
Vantagepoint International Fund	4,921,973	45,823,565
Vantagepoint Low Duration Bond Fund	445,792	4,538,164
Vantagepoint Mid/Small Company Index Fund Class I	2,487,450	39,923,571

		294,451,378

TOTAL INVESTMENTS—100.0% (Cost $259,584,078)		294,451,378
Other assets less liabilities—(0.0%)		(69,082)

NET ASSETS—100.0%		$294,382,296

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Milestone 2035 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,155,365	$12,258,427
Vantagepoint Diversifying Strategies Fund	1,312,125	13,606,740
Vantagepoint Equity Income Fund	5,320,610	49,481,677
Vantagepoint Growth & Income Fund	2,600,109	28,601,201
Vantagepoint Growth Fund	2,290,912	22,290,575
Vantagepoint International Fund	3,608,141	33,591,796
Vantagepoint Low Duration Bond Fund	84,253	857,692
Vantagepoint Mid/Small Company Index Fund Class I	2,088,014	33,512,622

		194,200,730

TOTAL INVESTMENTS—100.0% (Cost $169,179,929)		194,200,730
Other assets less liabilities—(0.0%)		(57,766)

NET ASSETS—100.0%		$194,142,964

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Milestone 2040 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	903,264	$9,583,633
Vantagepoint Diversifying Strategies Fund	367,173	3,807,587
Vantagepoint Equity Income Fund	5,472,362	50,892,963
Vantagepoint Growth & Income Fund	2,688,480	29,573,280
Vantagepoint Growth Fund	2,409,247	23,441,975
Vantagepoint International Fund	3,783,308	35,222,594
Vantagepoint Mid/Small Company Index Fund Class I	2,307,445	37,034,497

		189,556,529

TOTAL INVESTMENTS—100.0% (Cost $158,190,557)		189,556,529
Other assets less liabilities—(0.0%)		(59,540)

NET ASSETS—100.0%		$189,496,989

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Milestone 2045 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.1%
Vantagepoint Core Bond Index Fund Class I	251,638	$2,669,874
Vantagepoint Equity Income Fund	1,557,827	14,487,789
Vantagepoint Growth & Income Fund	769,292	8,462,209
Vantagepoint Growth Fund	684,930	6,664,372
Vantagepoint International Fund	1,078,635	10,042,096
Vantagepoint Mid/Small Company Index Fund Class I	659,079	10,578,225

		52,904,565

TOTAL INVESTMENTS—100.1% (Cost $47,981,400)		52,904,565
Other assets less liabilities—(0.1%)		(42,510)

NET ASSETS—100.0%		$52,862,055

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Vantagepoint Milestone 2050 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,368	25,126
Vantagepoint Equity Income Fund	14,843	138,039
Vantagepoint Growth & Income Fund	7,333	80,660
Vantagepoint Growth Fund	6,535	63,588
Vantagepoint International Fund	10,315	96,032
Vantagepoint Mid/Small Company Index Fund Class I	6,200	99,504

		502,949

TOTAL INVESTMENTS—100.0% (Cost $500,055)		502,949
Other assets less liabilities—(0.0%)		(99)

NET ASSETS—100.0%		$502,850

See accompanying notes to schedule of investments.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)

Fair Value Measurements

The Company adopted FASB ASC 820, Fair Value Measurements and Disclosures, effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

The Vantagepoint Board has established policies and procedures for valuing portfolio securities and assets (the “Valuation Procedures”). The Vantagepoint Board has delegated authority to a Committee (the “Pricing Committee”) to make fair value determinations. The Pricing Committee makes fair value determinations as necessary and reports these determinations to the Vantagepoint Board on a quarterly basis. The Pricing Committee includes representatives from VIA and officers of the Company.

The Pricing Committee follows fair valuation guidelines contained in the Valuation Procedures for the use of non-vendor pricing sources to make fair value determinations when sufficient information exists. Fair Valuation determinations are reviewed by the Pricing Committee on a monthly basis. Pricing decisions, processes, and controls over fair value determinations are subject to quarterly reviews by the Chief Compliance Officer of VIA.

Fair valuation determinations are referred to the Pricing Committee. Fair value situations could include, but are not limited to: (1) a significant event that affects the value of a Fund’s securities (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (2) illiquid securities; (3) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (4) any other circumstance in which the Pricing Committee believes that market quotations do not accurately reflect the value of a security. The Pricing Committee may consider various inputs in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, use of related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach with regard to fixed income securities, in which the anticipated future cash flows of the investment are discounted to calculate fair value, may also be used. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.

The Pricing Committee monitors the results of fair valuation determinations and reports quarterly the results of these determinations to the Vantagepoint Board. Valuation Procedures are reviewed on an annual basis by the Vantagepoint Board, but may be updated more frequently as needed.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

Level 3 —	significant unobservable inputs (including the fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2012, in valuing each fund’s investment carried at value:

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Low Duration Bond Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$385,215,041	$—	$385,215,041
Mortgage-Related Securities	—	41,212,655	—	41,212,655
U.S. Treasury Obligations	—	57,137,290	—	57,137,290
Government Related Obligations	—	37,705,373	—	37,705,373
Asset-Backed Securities	—	54,818,669	—	54,818,669
Money Market Funds	42,717,372	—	—	42,717,372

Total Investments in Securities	$42,717,372	$576,089,028	$—	$618,806,400

Derivative Instruments:

Liabilities:
Futures	(20,796)	—	—	(20,796)
Forward Currency Contracts	—	(4,772)	—	(4,772)

Total Liabilities	(20,796)	(4,772)	—	(25,568)

Total Derivative Instruments	$(20,796)	$(4,772)	$—	$(25,568)

Inflation Protected Securities Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$13,278,389	$—	$13,278,389
U.S. Treasury Obligations	—	628,425,537	—	628,425,537
Government Related Obligations	—	3,769,888	—	3,769,888
Asset-Backed Securities	—	4,715,871	—	4,715,871
Purchased Options	98,437	—	—	98,437
Certificates of Deposit	—	4,485,327	—	4,485,327
Money Market Funds	11,240,710	—	—	11,240,710

Total Investments in Securities	$11,339,147	$654,675,012	$—	$666,014,159

Derivative Instruments:
Assets:
Swap Agreements	—	5,749	—	5,749
Futures	150,825	—	—	150,825

Total Assets	150,825	5,749	—	156,574

Liabilities:
Written Options	(19,422)	(420,767)	—	(440,189)
Futures	(36,803)	—	—	(36,803)

Total Liabilities	(56,225)	(420,767)	—	(476,992)

Total Derivative Instruments	$94,600	$(415,018)	$—	$(320,418)

Equity Income Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,887,643,555	$6,668,728	$—	$1,894,312,283
Convertible Preferred Stocks	—	3,399,936	—	3,399,936
Money Market Funds	209,786,947	—	—	209,786,947

Total Investments in Securities	$2,097,430,502	$10,068,664	$—	$2,107,499,166

Growth & Income Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,256,608,843	$3,642,872	$—	$1,260,251,715
Money Market Funds	72,177,389	—	—	72,177,389

Total Investments in Securities	$1,328,786,232	$3,642,872	$—	$1,332,429,104

Growth Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,856,294,204	$—	$—	$1,856,294,204
Money Market Funds	112,171,998	—	—	112,171,998

Total Investments in Securities	$1,968,466,202	$—	$—	$1,968,466,202

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Select Value Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$338,770,465	$—	$—	$338,770,465
Money Market Funds	41,916,240	—	—	41,916,240

Total Investments in Securities	$380,686,705	$—	$—	$380,686,705

Aggressive Opportunities Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$959,903,279	$6,265,624	$—	$966,168,903
Money Market Funds	179,642,078	—	—	179,642,078

Total Investments in Securities	$1,139,545,357	$6,265,624	$—	$1,145,810,981

Discovery Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$95,273,188	$3,158,508	$—	$98,431,696
Convertible Preferred Stocks	—	1,267,428	—	1,267,428
Corporate Obligations	—	51,292,513	—	51,292,513
Mortgage-Related Securities	—	8,866,293	—	8,866,293
Convertible Debt Obligations	—	3,140	—	3,140
U.S. Treasury Obligations	—	30,102,121	—	30,102,121
Government Related Obligations	—	10,466,301	—	10,466,301
Asset-Backed Securities	—	5,340,999	—	5,340,999
Warrants	—	21,324	—	21,324
Money Market Funds	19,493,703	—	—	19,493,703

Total Investments in Securities	$114,766,891	$110,518,627	$—	$225,285,518

Derivative Instruments:

Liabilities:
Futures	(2,575,148)	—	—	(2,575,148)
Forward Currency Contracts	—	(6,847)	—	(6,847)

Total Liabilities	(2,575,148)	(6,847)	—	(2,581,995)

Total Derivative Instruments	$(2,575,148)	$(6,847)	$—	$(2,581,995)

International Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$138,932,013	$1,111,659,632	$—	$1,250,591,645
Preferred Stocks	—	7,525,052	—	7,525,052
Money Market Funds	98,285,445	—	—	98,285,445

Total Investments in Securities	$237,217,458	$1,119,184,684	$—	$1,356,402,142

Derivative Instruments:

Liabilities:
Forward Currency Contracts	—	(2,888)	—	(2,888)

Total Liabilities	—	(2,888)	—	(2,888)

Total Derivative Instruments	$—	$(2,888)	$—	$(2,888)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Diversifying Strategies Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$10,890,916	$21,787,651	$—	$32,678,567
Convertible Preferred Stocks	3,602,550	8,000,751	—	11,603,301
Corporate Obligations	—	311,967,820	—	311,967,820
Mortgage-Related Securities	—	58,431,364	—	58,431,364
Convertible Debt Obligations	—	317,917,160	—	317,917,160
U.S. Treasury Obligations	—	83,130,437	—	83,130,437
Government Related Obligations	—	47,434,373	—	47,434,373
Asset-Backed Securities	—	49,519,095	—	49,519,095
Purchased Options	2,994,469	342,960	—	3,337,429
Certificates of Deposit	—	2,292,029	—	2,292,029
Commercial Paper	—	899,478	—	899,478
Money Market Funds	48,026,346	—	—	48,026,346

Total Investments in Securities	$65,514,281	$901,723,118	$—	$967,237,399

Derivative Instruments:
Assets:
Purchased Options on Euro-Bund Futures	219,048	—	—	219,048
Futures	63,720	—	—	63,720
Forward Currency Contracts	—	554,645	—	554,645

Total Assets	282,768	554,645	—	837,413

Liabilities:
Written Options	—	(264,215)	—	(264,215)
Futures	(2,420,023)	—	—	(2,420,023)
Forward Currency Contracts	—	(976,952)	—	(976,952)

Total Liabilities	(2,420,023)	(1,241,167)	—	(3,661,190)

Total Derivative Instruments	$(2,137,255)	$(686,522)	$—	$(2,823,777)

Core Bond Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$259,612,992	$—	$259,612,992
Mortgage-Related Securities	—	395,785,717	—	395,785,717
U.S. Treasury Obligations	—	442,880,155	—	442,880,155
Government Related Obligations	—	127,926,744	—	127,926,744
Asset-Backed Securities	—	3,692,183	—	3,692,183
Money Market Funds	56,863,660	—	—	56,863,660

Total Investments in Securities	$56,863,660	$1,229,897,791	$—	$1,286,761,451

500 Stock Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$456,030,861	$—	$—	$456,030,861
U.S. Treasury Obligations	—	459,918	—	459,918
Money Market Funds	22,996,421	—	—	22,996,421

Total Investments in Securities	$479,027,282	$459,918	$—	$479,487,200

Derivative Instruments:
Assets:
Futures	8,763	—	—	8,763

Total Assets	8,763	—	—	8,763

Total Derivative Instruments	$8,763	$—	$—	$8,763

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Broad Market Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$549,334,345	$243,162	$—	$549,577,507
U.S. Treasury Obligations	—	589,895	—	589,895
Rights	—	—	—	—
Warrants	—	—	—	—
Money Market Funds	38,116,632	—	—	38,116,632

Total Investments in Securities	$587,450,977	$833,057	$—	$588,284,034

Derivative Instruments:

Liabilities:
Futures	(48,969)	—	—	(48,969)

Total Liabilities	(48,969)	—	—	(48,969)

Total Derivative Instruments	$(48,969)	$—	$—	$(48,969)

Mid/Small Company Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$478,344,164	$332,976	$—	$478,677,140
U.S. Treasury Obligations	—	409,927	—	409,927
Rights	—	—	—	—
Warrants	—	—	—	—
Money Market Funds	68,420,516	—	—	68,420,516

Total Investments in Securities	$546,764,680	$742,903	$—	$547,507,583

Derivative Instruments:

Liabilities:
Futures	(84,414)	—	—	(84,414)

Total Liabilities	(84,414)	—	—	(84,414)

Total Derivative Instruments	$(84,414)	$—	$—	$(84,414)

Overseas Equity Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$—	$210,796,310	$—	$210,796,310
Preferred Stocks	—	1,152,374	—	1,152,374
U.S. Treasury Obligations	—	309,945	—	309,945
Rights	—	4,586	—	4,586
Money Market Funds	16,975,763	—	—	16,975,763

Total Investments in Securities	$16,975,763	$212,263,215	$—	$229,238,978

Derivative Instruments:
Assets:
Futures	8,091	—	—	8,091
Forward Currency Contracts	—	4,861	—	4,861

Total Assets	8,091	4,861	—	12,952

Liabilities:
Futures	(96,408)	—	—	(96,408)
Forward Currency Contracts	—	(13,909)	—	(13,909)

Total Liabilities	(96,408)	(13,909)	—	(110,317)

Total Derivative Instruments	$(88,317)	$(9,048)	$—	$(97,365)

See Schedule of Investments for identification of securities by industry classification.

All investments held by the Model Portfolio Funds and Milestone Funds are categorized as Level 1.

As of September 30, 2012 the funds did not hold any significant investments in Level 3. Additionally, there were no significant transfers in and out of Levels 1 and 2.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments include the probability of default, loss severity in the event of default, increases in market interest rates, downgrades to the issuer’s credit rating, potential for insolvency, government actions or pronouncements, and other financial and non-financial news. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the inputs used for fair valuations are accompanied by directionally similar changes in the assumption used for fair valuation determinations.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Discovery Fund	Common Stocks
Balance as of December 31, 2011	$183,980
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	(183,980)

Balance as of September 30, 2012	$—

Investment Policy and Security Valuation

All equity securities that are traded on a national securities exchange (other than NASDAQ Global/Global Select and Capital Market securities traded primarily on the Nasdaq Stock Market, Inc. exchange (“NASDAQ”)) held by each fund normally will be valued at the last reported sale price or official close price (if available) on the exchange on which the security is primarily traded, and are categorized as Level 1 in the hierarchy. If, on a particular day, an exchange-traded security does not trade on its primary exchange, then the price normally will be the mean between the closing bid and closing offer reported to the primary exchange and made available to quotation vendors or disseminated through an automated quotation system, or obtained by a pricing service from other quotation sources believed to be reliable and is generally categorized as Level 2 in the hierarchy. NASDAQ Global/Global Select and Capital Market securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on any given day, no NOCP is available, the price of such securities normally will be the mean between the closing bid and closing offer reported on NASDAQ prior to the calculation of the net asset value (“NAV”) of a fund and are generally categorized as Level 1 in the hierarchy. All equity securities not traded on a national securities exchange (“OTC Equities”) normally will be priced at the last reported sale price in the over-the-counter market and are generally categorized as Level 1 in the hierarchy. If an OTC Equity does not trade in an over-the-counter market on a particular day, then the price normally will be the mean between the closing bid and closing offer obtained from a quotation service or other source believed to be reliable and is generally categorized as Level 1 in the hierarchy. Short-term debt instruments, such as commercial paper, bankers’ acceptances, and U.S. Treasury Bills, with a remaining maturity of less than 60 days may be valued at amortized cost and are generally categorized as Level 2 in the hierarchy. Prices for debt instruments normally will be obtained from a pricing service. In determining prices, the pricing service may employ methodologies designed to identify the market value of debt instruments, which may include reference to actual market transactions, broker-dealer supplied quotations or valuations, matrix pricing, or other valuation techniques. These techniques generally consider such factors as securities’ prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations and are generally categorized as Level 2 in the hierarchy. In the event a pricing service is unable to provide a price for a particular security, the security may be priced based on the average of two or more independent broker-dealer quotations and is generally categorized as Level 2 in the hierarchy. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies approved by the Board (“Valuation Procedures”) and is generally categorized as Level 2 or Level 3 in the hierarchy depending on the observability of market inputs. Except for certain foreign equity securities described later in this note, foreign exchange traded securities are valued in the same manner as domestic exchange traded equity securities and are generally categorized as Level 1 in the hierarchy.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Shares of the underlying funds in which the Model Portfolio and Milestone Funds invest are valued by using the underlying funds’ current NAVs for purchase and/or redemption orders that day and are categorized as Level 1 in the hierarchy.

Valuation of Certain Foreign Equity Securities

For foreign equity securities that are primarily traded in markets outside North and South America, the Board has approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security, which are generally categorized as Level 2 in the hierarchy. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the funds that are primarily traded in markets outside North and South America which are generally categorized as Level 2 in the hierarchy. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the Company’s Valuation Procedures and are generally categorized as Level 2 or Level 3 in the hierarchy.

The valuation techniques used by the funds to measure fair value during the year-to-date period ended September 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized fair value techniques such as a multi-dimensional relational pricing model and option adjusted spread pricing to estimate prices that would have prevailed in a liquid market given information available at the time of evaluation.

When Issued Securities

When issued securities or “To Be Announced” securities are sometimes held by the funds. The funds maintain security positions and cash positions such that sufficient liquid assets will be available to make payments for such securities purchased.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies will be translated (but not actually converted) into U.S. Dollars daily at the closing spot rates supplied by the WM/Reuters Intraday Spot exchange rates provided as of 4:00 pm Eastern Time. Purchases and sales of securities, income receipts and expense payments are translated (but not actually converted) into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

Currency symbols utilized throughout the notes to these financial statements are defined as follows:

AUD	—	Australian Dollar	JPY	—	Japanese Yen
BRL	—	Brazilian Real	MXN	—	Mexican Peso
CAD	—	Canadian Dollar	NOK	—	Norwegian Krona
CHF	—	Swiss Franc	NZD	—	New Zealand Dollar
EUR	—	European Monetary Unit	SEK	—	Swedish Krona
GBP	—	British Pound	USD	—	U.S. Dollar

Options (other than Swaptions)

Exchange traded options normally will be priced based on the last reported sale price or official closing price (if available) on the exchange on which the option is primarily traded, as provided by a pricing service. If on a particular day, an option does not trade on its primary exchange, the fund’s custodian will calculate and use the mean between the closing bid and closing offer reported to the exchange and obtained from a pricing service and such options are generally categorized as Level 1 in the hierarchy.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Purchased options on Euro-Bund futures trade on foreign exchanges and are marked to market daily with variation margin payments received or made by the funds daily based on fluctuation in value. There is no premium paid at the time of purchase. These options are generally categorized as Level 1 in the hierarchy.

Non-exchange traded (i.e., over-the-counter) options normally will be priced using an option valuation model, which incorporates relevant parameters (e.g., implied volatility; current value of underlier). Such prices will be provided by a pricing service and these options are generally categorized as Level 2 in the hierarchy.

In the event a pricing service is unable to provide a price for a particular option, the option may be priced based on the average of two or more independent broker-dealer quotations, pursuant to the Valuation Procedures, or at its fair value determined in accordance with the Valuation Procedures and is generally categorized as Level 2 in the hierarchy.

Futures

Futures contracts normally will be priced at their settlement prices established and reported each day on the exchange on which they are traded, as provided by a pricing service and are generally categorized as Level 1 in the hierarchy. In the event a pricing service is unable to provide a price for a particular futures contract, the value of the contract will be priced at its fair value in accordance with the Valuation Procedures and generally such futures are categorized as Level 2 in the hierarchy.

Futures exchange abbreviations utilized throughout the notes to these financial statements are defined as follows:

CBT	—	Chicago Board of Trade Exchange	MIL	—	Milan Stock Exchange
CME	—	Chicago Mercantile Exchange	MSE	—	Montreal Exchange
EOE	—	Dutch Options Exchange	NYF	—	New York Futures Exchange
EOP	—	NYSE – Liffe Exchange	SFE	—	Sydney Futures Exchange
EUX	—	Eurex Deutschland Exchange	SGX	—	Singapore Exchange
HKG	—	Hong Kong Futures Exchange	TSE	—	Tokyo Stock Exchange
LIF	—	Liffe Exchange

Forward Currency Contracts

Forward currency contracts normally will be priced using the WM/Reuters Intraday Forwards rates provided as of 4:00 pm Eastern Time. In the event WM/Reuters (or a designated pricing service) is unable to provide a rate for a particular contract, the fair value of the contract will be determined in accordance with the Valuation Procedures and generally such contracts are categorized as Level 2 in the hierarchy.

Interest Rate Swaps and Inflation Swaps

Interest rate and inflation swaps normally will be priced based on the applicable swap valuation model (i.e., interest rate or inflation) which incorporates a snapshot of the relevant swap curve (interest rate curve or inflation rate curve, as applicable). Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swap, the swap will be priced at its fair value in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Interest Rate Swaptions

Interest rate swaptions normally will be priced based on a snapshot taken of the relevant swap curve, deriving an implied volatility surface from actual and/or indicative broker-dealer swaption prices, and combining them in a swaption valuation model. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swaption, the swaption will be priced at its fair value in accordance with the Valuation Procedures and generally such swaptions are categorized as Level 2 in the hierarchy.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Total Return Swaps

Total return swaps are normally priced based on a valuation model that incorporates cash flow forecasts for the reference asset and a snapshot of the relevant interest rate swap curve. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular total return swap, the total return swap will be priced at its fair value in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

3. Investments in Derivative Instruments

Some of the funds use derivative instruments in pursuing their investment objectives. The following table and discussion provides more detailed information about a fund’s derivative usage. The table below shows the average monthly notional balance, settlement value, or market value (as applicable) of the derivative instruments held by each fund during the reporting period.

Futures Contracts (“Futures”)

A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date.

Certain funds may enter into futures to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing fixed income securities prices to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal in a timely manner on the instrument), stock market risk (the risk that stock prices overall will decline over short or extended periods), or foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar). Certain funds may use futures to seek to increase portfolio value, by increasing or decreasing their exposure to changes in the market value of the specific underlying security, foreign currency, or index.

Futures may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Protected Securities	*	*		*	*	*
Equity Income			*	*	*
Growth & Income			*	*	*
Growth			*	*	*
Select Value			*	*	*
Aggressive Opportunities			*	*	*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*
Core Bond Index	*				*
500 Stock Index					*
Broad Market Index					*
Mid/Small Company Index					*
Overseas Equity Index				*	*

Upon entering into the futures contract, the fund agrees to deposit an amount equal to a certain percentage of the contract notional value (initial margin). The fund agrees to subsequently receive or pay an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Use of futures may involve risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with futures include: the risk that a particular future may be difficult to purchase or sell (liquidity risk); the risk that certain futures may be more sensitive than traditional investments to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the future, and the inability of the future to correlate perfectly, or at all, with the value of the underlying asset, reference rate, or index it is designed to closely track (valuation risk); the risk that the fund may lose substantially more than the amount invested and that the fund may be forced to liquidate portfolio positions when it may not be advantageous to do so (leverage risk).

As of September 30, 2012, the following funds had open futures contracts outstanding:

Low Duration Bond Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Sold
7	TSE	Japan 10 Year Bond	December 2012	$12,933,496	$(20,796)

Inflation Protected Securities Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
180	CBT	U.S. 10 Year Treasury Note	December 2012	$24,027,187	$150,555

Sold
48	CBT	U.S. 2 Year Treasury Note	December 2012	$10,585,500	$(5,575)
6	CBT	U.S. 5 Year Treasury Note	December 2012	747,797	270
68	CBT	U.S. Long Bond	December 2012	10,157,500	(19,823)
87	CBT	U.S. Ultra Bond	December 2012	14,374,031	(11,405)

					$(36,533)

					$114,022

Discovery Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
1,262	NYF	E-MINI Russell 2000 Index	December 2012	$105,301,280	$(2,569,206)

Sold
2	TSE	Japan 10 Year Bond	December 2012	$3,695,284	$(5,942)

					$(2,575,148)

Diversifying Strategies Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
212	EOE	Amsterdam Index	October 2012	$17,664,400	$(681,415)
266	EOP	CAC40 10 Euro Future	October 2012	11,461,335	(556,732)
59	EUX	DAX Index	December 2012	13,720,206	(266,209)
79	LIF	FTSE 100 Index	December 2012	7,288,028	(127,833)
1	MIL	FTSE/MIB Index	December 2012	96,661	(6,093)
78	SFE	SPI 200 Index	December 2012	8,867,670	(30,665)
103	CBT	U.S. 2 Year Treasury Note	December 2012	22,714,719	7,798

					$(1,661,149)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Sold
295	SGX	10 Year Mini-JGB	December 2012	$54,524,347	$(152,642)
108	SFE	Australian Government 10
		Year Bond	December 2012	14,215,545	(247,938)
106	MSE	Canadian Government 10
		Year Bond	December 2012	14,801,831	(121,348)
110	CME	E-MINI S&P 500 Index	December 2012	7,888,100	(9,300)
12	EUX	Euro-Bund Futures	December 2012	2,186,178	(2,195)
106	HKG	Hang Seng Index	October 2012	14,268,350	(102,033)
8	TSE	Japan 10 Year Bond	December 2012	14,781,138	(28,842)
30	MSE	S&P/TSX 60 Index	December 2012	4,276,472	44,460
54	TSE	TOPIX Index	December 2012	5,085,853	(69,866)
28	CBT	U.S. 5 Year Treasury Note	December 2012	3,489,719	(16,912)
114	LIF	UK Gilt Long Bond	December 2012	22,204,598	11,462

					$(695,154)

					$(2,356,303)

500 Stock Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
126	CME	E-MINI S&P 500 Index	December 2012	$9,035,460	$8,763

Broad Market Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
21	NYF	E-MINI Russell 2000 Index	December 2012	$1,752,240	$(20,756)
128	CME	E-MINI S&P 500 Index	December 2012	9,178,880	(28,213)

					$(48,969)

Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
49	NYF	E-MINI Russell 2000 Index	December 2012	$4,088,560	$(36,001)
40	CME	E-MINI S&P MidCap 400
		Index	December 2012	3,946,000	(48,413)

					$(84,414)

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
56	EUX	DJ Euro STOXX 50	December 2012	$1,766,687	$(65,368)
19	LIF	FTSE 100 Index	December 2012	1,752,817	(28,900)
6	SFE	SPI 200 Index	December 2012	682,128	(2,140)
15	TSE	TOPIX Index	December 2012	1,412,737	8,091

					$(88,317)

Forward Currency Contracts

A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Certain funds may enter into forward currency contracts to manage foreign currency risk. Foreign currency risk is the risk that a fund’s investment in or exposure to foreign currencies or securities denominated in foreign currencies may cause the fund to experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar, or, in the case of hedged

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

positions, the risk that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a fund denominated in those currencies. Certain funds also may enter into forward currency contracts to obtain or adjust investment exposure to a foreign currency.

Forward currency contracts may be used by the following funds for the following purposes:

Fund	Manage Foreign Currency Risk	Obtain or Adjust Investment Exposure to Foreign Currencies
Low Duration Bond	*	*
Inflation Protected Securities	*	*
Equity Income	*
Growth & Income	*
Growth	*
Select Value	*
Aggressive Opportunities	*
Discovery	*	*
International	*	*
Diversifying Strategies	*	*
Overseas Equity Index	*

Risks of entering into forward currency contracts include the possibility that a fund may lose money. For example, foreign currency values may change unfavorably relative to the U.S. dollar, there may be an illiquid market or a change in the value of the contracts may not correlate with changes in the value of the underlying currency. The use of over-the-counter forward currency contracts includes counterparty risk, which is the risk that the other party to a contract may not fulfill its obligations.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. Realized gain or loss is recorded upon the termination of the contract.

As of September 30, 2012, the following funds had open forward currency contracts outstanding:

Low Duration Bond Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2012	Net Unrealized Depreciation
Sale	Citibank NA	EUR	USD	10/09/2012	$270,247	$275,019	$(4,772)

Discovery Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2012	Net Unrealized Depreciation
Sale	HSBC Bank plc	BRL	USD	10/24/2012	$308,306	$315,153	$(6,847)

International Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2012	Net Unrealized Depreciation
Sale	JPMorgan Chase Bank NA	AUD	USD	10/31/2012	$12,118,476	$12,121,364	$(2,888)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Diversifying Strategies Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2012	Net Unrealized Appreciation/ (Depreciation)
Purchase	Deutsche Bank AG	USD	AUD	11/05/2012	$13,215,991	$13,122,677	$(93,314)
Purchase	Goldman Sachs International	USD	AUD	11/05/2012	10,898,396	10,819,561	(78,835)
Purchase	Deutsche Bank AG	USD	CAD	11/05/2012	25,916,685	25,726,090	(190,595)
Purchase	Goldman Sachs International	USD	CAD	11/05/2012	25,919,339	25,726,090	(193,249)
Purchase	Deutsche Bank AG	USD	CHF	11/05/2012	170,720	170,219	(501)
Purchase	Goldman Sachs International	USD	CHF	11/05/2012	170,755	170,218	(537)
Purchase	Deutsche Bank AG	USD	EUR	11/05/2012	4,449,603	4,425,334	(24,269)
Purchase	Deutsche Bank AG	USD	GBP	11/05/2012	17,134,088	17,070,643	(63,445)
Purchase	Deutsche Bank AG	USD	JPY	11/05/2012	14,368,674	14,355,443	(13,231)
Purchase	Goldman Sachs International	USD	JPY	11/05/2012	9,550,895	9,530,377	(20,518)
Purchase	JPMorgan Chase Bank NA	USD	MXN	10/29/2012	168,803	173,500	4,697
Purchase	JPMorgan Chase Bank NA	USD	MXN	10/29/2012	691,840	735,827	43,987
Purchase	Deutsche Bank AG	USD	NOK	11/05/2012	1,609,380	1,615,529	6,149
Purchase	Deutsche Bank AG	USD	NZD	11/05/2012	9,618,160	9,721,025	102,865
Purchase	Goldman Sachs International	USD	NZD	11/05/2012	7,317,464	7,407,664	90,200
Purchase	Deutsche Bank AG	USD	SEK	11/05/2012	13,212,395	13,246,681	34,286
Purchase	Goldman Sachs International	USD	SEK	11/05/2012	11,025,455	11,052,010	26,555

							$(369,755)

Sale	JPMorgan Chase Bank NA	BRL	USD	10/24/2012	$405,561	$414,469	$(8,908)
Sale	Deutsche Bank AG	CAD	USD	11/05/2012	3,845,523	3,840,277	5,246
Sale	Goldman Sachs International	CHF	USD	12/19/2012	1,034,152	1,025,774	8,378
Sale	JPMorgan Chase Bank NA	EUR	USD	10/09/2012	1,534,064	1,560,154	(26,090)
Sale	Goldman Sachs International	EUR	USD	11/05/2012	31,262,053	31,159,770	102,283
Sale	Deutsche Bank AG	EUR	USD	11/05/2012	37,627,924	37,514,256	113,668
Sale	JPMorgan Chase Bank NA	GBP	USD	10/09/2012	1,649,261	1,671,271	(22,010)
Sale	Deutsche Bank AG	GBP	USD	11/05/2012	22,384,703	22,441,410	(56,707)
Sale	Goldman Sachs International	GBP	USD	11/05/2012	22,386,091	22,441,408	(55,317)
Sale	Deutsche Bank AG	JPY	USD	11/05/2012	4,653,202	4,636,871	16,331
Sale	JPMorgan Chase Bank NA	MXN	USD	10/29/2012	3,304,949	3,391,002	(86,053)
Sale	Goldman Sachs International	NOK	USD	11/05/2012	410,926	412,235	(1,309)
Sale	Deutsche Bank AG	NOK	USD	11/05/2012	1,366,057	1,373,280	(7,223)
Sale	Deutsche Bank AG	NZD	USD	11/05/2012	1,782,395	1,789,695	(7,300)
Sale	Deutsche Bank AG	SEK	USD	11/05/2012	5,790,127	5,817,668	(27,541)

							$(52,552)

							$(422,307)

Overseas Equity Index Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2012	Net Unrealized Appreciation/ (Depreciation)
Purchase	Credit Suisse International	USD	AUD	12/19/2012	$112,202	$111,370	$(832)
Purchase	Deutsche Bank AG	USD	AUD	12/19/2012	114,101	113,328	(773)
Purchase	Westpac Banking Corp.	USD	AUD	12/19/2012	377,855	375,312	(2,543)
Purchase	Credit Suisse International	USD	EUR	12/19/2012	164,488	163,728	(760)
Purchase	Deutsche Bank AG	USD	EUR	12/19/2012	33,053	32,797	(256)
Purchase	Westpac Banking Corp.	USD	EUR	12/19/2012	929,181	924,507	(4,674)
Purchase	Credit Suisse International	USD	GBP	12/19/2012	376,302	375,196	(1,106)
Purchase	Deutsche Bank AG	USD	GBP	12/19/2012	94,339	93,799	(540)
Purchase	Royal Bank of Canada	USD	GBP	12/19/2012	985,471	988,560	3,089
Purchase	Credit Suisse International	USD	JPY	12/19/2012	92,959	92,782	(177)
Purchase	UBS AG	USD	JPY	12/19/2012	936,860	934,612	(2,248)
Purchase	Westpac Banking Corp.	USD	JPY	12/19/2012	95,239	95,924	685

							$(10,135)

Sale	Citibank NA	EUR	USD	12/19/2012	$33,168	$33,054	$114
Sale	Bank of America NA	GBP	USD	12/19/2012	94,320	93,960	360
Sale	Citibank NA	JPY	USD	12/19/2012	94,742	94,129	613

							$1,087

							$(9,048)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Option Contracts (“Options”)

An option gives the holder the right but not the obligation to enter into a transaction (e.g., the purchase or sale of a security, an index of securities or another instrument, such as a futures contract) with another party on or before a specific date at a specified price (called the strike price). The counterparty is obligated to enter into the transaction if the holder elects to exercise the option. A call option gives the holder the right to purchase the underlying security or instrument from the other party; a put option gives the holder the right to sell the underlying security or instrument to the other party.

Certain funds may enter into options to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing prices of fixed income securities to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner), stock market risk (the risk that stock prices overall will decline over short or extended periods), and foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar). Some funds also may use options, including options on Euro-Bund futures contracts, to obtain or adjust investment exposure to certain assets, asset classes, or foreign currencies.

Option contracts may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Protected Securities	*	*		*	*	*
Equity Income			*		*
Growth & Income			*		*
Growth			*		*
Select Value			*		*
Aggressive Opportunities			*		*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*

Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security that the fund purchases upon exercise will be increased by the premium originally paid. When a fund writes (sells) a call or put option, an amount equal to the premium received by the fund is recorded as a liability, and the value of each option is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the fund purchased upon exercise. Option contract transactions may incur a commission, in addition to the premium paid or received.

Purchased options on Euro-Bund futures are recorded, accounted for and reported in the financial statements very much like futures contracts. There is no premium paid at the time of purchase and they are marked to market daily with variation margin payments received or made by the funds daily based on fluctuation in value and recorded as unrealized gain or loss. At the expiration of the option, the accumulated variation margin received or paid is recorded as realized gain or loss. If the option is exercised, the transaction is recorded as a normal purchase or sale of a futures contract.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

A risk in writing (selling) a call option is that the fund gives up the opportunity for profit if the market price of the security increases to or above the strike price and the option is exercised. A risk in writing (selling) a call option on a futures contract, including a Euro-Bund futures contract, is that the fund may incur a loss if the market value of the underlying futures contract increases and the option is exercised. A risk in writing a put option is that the fund may incur a loss if the market price of the security, or futures contract including a Euro-Bund futures contract, decreases and the option is exercised. A risk in buying an option, including an option on a Euro-Bund futures contract, is that the fund pays a premium whether or not the option is exercised. The use of over-the-counter option contracts may also include counterparty risk, which is the risk that the other party to the contract may not fulfill its obligations.

Written option activity for the year-to-date period ended September 30, 2012 was as follows:

Inflation Protected Securities Fund

	Call Options		Put Options		Total
	Number of Contracts	Premium	Number of Contracts	Premium	Number of Contracts	Premium
Beginning balance as of 12/31/2011	37	$21,010	—	$—	37	$21,010

Written	—	—	574	364,958	574	364,958
Closed	—	—	(219)	(203,564)	(219)	(203,564)
Expired	(37)	(21,010)	(129)	(82,506)	(166)	(103,516)

Ending balance as of 09/30/2012	—	—	226	$78,888	226	$78,888

Diversifying Strategies Fund

	Call Options		Put Options		Total
	Number of Contracts	Premium	Number of Contracts	Premium	Number of Contracts	Premium
Beginning balance as of 12/31/2011	2,700	$554,178	—	$—	2,700	$554,178

Written	10,800	1,677,585	—	—	10,800	1,677,585
Closed	(11,660)	(1,882,615)	—	—	(11,660)	(1,882,615)
Expired	—	—	—	—	—	—

Ending balance as of 09/30/2012	1,840	$349,148	—	—	1,840	$349,148

As of September 30, 2012, the following funds had open written option contracts or open purchased option contracts on Euro-Bund futures:

Inflation Protected Securities Fund

Option Type	Description	# Contracts	Strike Price	Expiration Date	Unrealized Gain/(Loss)
Written Put	U.S. 5 Year Treasury Note	226	123.75	11/23/2012	$59,466

Diversifying Strategies Fund

Option Type	Description	# Contracts	Strike Price	Expiration Date	Unrealized Gain/(Loss)
Written Call	Swiss Market Index	1,840	6,532.00	12/21/2012	$84,933

Option Type	Description	# Contracts	Strike Price	Expiration Date	Unrealized Gain/(Loss)
Purchased Call	Euro-Bund	346	EUR 120.00	11/23/2012	$219,048

Swap Agreements (“Swaps”)

Swaps are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a typical “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

realized on particular predetermined investments or instruments, such as specified interest rates, a particular foreign currency, or a “basket” of securities or commodities as represented by a particular index. The gross returns to be exchanged or “swapped” between the parties are generally calculated based on the return on or change in value of a “notional amount”, i.e. the predetermined dollar amount on which the dollar amount of gross returns are calculated.

Swap contract provisions and underlying assets are varied and customized to the specifications of the swap parties. Total return swaps are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced fixed income security in the event of a default or other agreed upon credit related event by the issuer of the debt obligation. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Inflation rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive a fixed rate in exchange for the rate of change of an inflation index with respect to a notional amount of principal.

Certain funds may enter into swaps to manage certain risks (e.g. interest rate risk, which is the risk that interest rates will rise, causing prices of fixed income securities to fall, and credit risk, which is the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaps to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaps may be used by the following funds for the following purposes:

	Manage Risk:			Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Foreign Currency Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*	*
Inflation Protected Securities	*	*	*	*
Discovery	*	*	*	*
Diversifying Strategies	*	*	*	*
Core Bond Index	*	*		*

The risks of entering into swaps include the possible lack of liquidity and unfavorable changes in the underlying investments or instruments. The use of swaps may also include counterparty risk, which is the risk that the other party to a swap may not fulfill its obligations.

In certain types of swap transactions, the risk of loss is increased because the fund may be required to make additional or higher payments to the counterparty as a result of market volatility. In addition, swaps are not traded on exchanges or other organized markets and are generally illiquid.

Swap value changes, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on swaps. A realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of a swap.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

As of September 30, 2012 the following swaps were outstanding:

Inflation Protected Securities Fund

Inflation Linked Swaps

	Rates Exchanged				Net Unrealized Appreciation
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount
Deutsche Bank AG	2.50%	CPI Urban Consumers NSA	07/15/2022	USD 700,000	$5,749

Swap Options (“Swaptions”)

A swaption is a contract that gives the holder the right (but not the obligation), in return for the payment of a premium, to enter into a new swap agreement, or shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Certain funds may enter into swaptions to manage certain risks (e.g., interest rate risk, which is the risk that interest rates will rise, causing bond prices to fall, and credit risk, which is the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaptions to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaptions may be used by the following funds for the following purposes:

	Manage Risk:		Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*
Inflation Protected Securities	*	*	*
Discovery	*	*	*
Diversifying Strategies	*	*	*
Core Bond Index	*	*	*

When a fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swaption, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement (i.e., the fund may be required to enter into a new swap agreement, or to shorten, extend, cancel, or otherwise modify an existing swap agreement, even when there has been an unfavorable change in the value of the underlying swap). The use of swaptions includes counterparty risk, which is the risk that the other party to a swaption may not fulfill its obligations.

When a fund writes a call or put swaption, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the swaption written. Certain swaptions may be written with premiums to be determined on a future date. Premiums received from writing swaptions that expire are treated as realized gains. Premiums received from writing swaptions that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap to determine the realized gain or loss.

Funds may also purchase put and call swaptions. Purchasing put or call swaptions tends to increase the fund’s potential opportunity to benefit from favorable market value changes in the underlying swap without obligating the fund to participate in unfavorable market changes that may occur. Premiums paid for purchasing swaptions which expire are treated as realized losses. Certain swaptions may be purchased with premiums to be determined on a future date. The premiums for these swaptions are based upon implied volatility parameters at specified terms. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the swaption. When a fund exercises a put swaption, it will realize a gain or loss from the underlying swap and the proceeds will be decreased by the premium originally paid. When a fund exercises a call swaption, the cost of the swap that the fund purchases upon exercise will be increased by the premium originally paid.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Written swaption activity for the year-to-date period ended September 30, 2012 was as follows:

Inflation Protected Securities Fund

	Call Swaptions		Put Swaptions		Total
	Notional Amount	Premium	Notional Amount	Premium	Notional Amount	Premium
Beginning balance as of 12/31/2011	$—	$—	$42,100,000	$323,650	$42,100,000	$323,650

Written	25,200,000	190,635	25,500,000	267,141	50,700,000	457,776
Closed	(4,800,000)	(50,880)	(42,100,000)	(323,650)	(46,900,000)	(374,530)
Expired	—	—	(4,800,000)	(50,880)	(4,800,000)	(50,880)

Ending balance as of 09/30/2012	$20,400,000	$139,755	$20,700,000	$216,261	$41,100,000	$356,016

As of September 30, 2012, the following fund had open written swaption contracts outstanding:

Inflation Protected Securities Fund

						Net
						Unrealized
			Notional		Expiration	Appreciation/
Exchange	Counterparty	Contract	Amount	Strike Rate	Date	(Depreciation)
OTC	Royal Bank of Scotland plc	Put—Interest Rate Swaption	$7,600,000	1.40%	3/18/2013	$7,698
OTC	Royal Bank of Scotland plc	Call—Interest Rate Swaption	7,600,000	0.75%	3/18/2013	590
OTC	Deutsche Bank AG	Put—Interest Rate Swaption	7,300,000	1.70%	3/18/2013	138,116
OTC	Deutsche Bank AG	Call—Interest Rate Swaption	7,300,000	1.70%	3/18/2013	(196,983)
OTC	BNP Paribas SA	Call—Interest Rate Swaption	3,100,000	0.75%	3/18/2013	47
OTC	BNP Paribas SA	Put—Interest Rate Swaption	3,100,000	1.40%	3/18/2013	4,031
OTC	Citibank NA	Call—Interest Rate Swaption	2,400,000	1.70%	3/18/2013	(64,831)
OTC	Citibank NA	Put—Interest Rate Swaption	2,400,000	1.70%	3/18/2013	43,802
OTC	Deutsche Bank AG	Put—Interest Rate Swaption	300,000	2.00%	3/18/2013	2,779

						$(64,751)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

6. Tax Basis Unrealized Appreciation (Depreciation)

As of September 30, 2012, net unrealized appreciation (depreciation) on investments was as follows:

				Tax Basis
	Federal	Gross	Gross	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Low Duration Bond	$608,780,504	$11,289,665	$1,263,769	$10,025,896
Inflation Protected Securities	608,017,566	58,143,363	146,770	57,996,593
Equity Income	1,898,132,984	348,250,044	138,883,862	209,366,182
Growth & Income	1,097,957,745	263,253,285	28,781,926	234,471,359
Growth	1,689,336,680	301,087,955	21,958,433	279,129,522
Select Value	338,388,437	50,070,310	7,772,042	42,298,268
Aggressive Opportunities	1,076,387,082	103,108,200	33,684,301	69,423,899
Discovery	217,710,450	16,274,290	8,699,222	7,575,068
International	1,291,355,115	146,967,965	81,920,938	65,047,027
Diversifying Strategies	954,004,458	17,072,588	3,839,647	13,232,941
Core Bond Index	1,223,679,850	65,312,694	2,231,093	63,081,601
500 Stock Index	317,954,016	205,839,888	44,306,704	161,533,184
Broad Market Index	394,038,056	272,323,339	78,077,361	194,245,978
Mid/Small Company Index	474,736,345	120,521,613	47,750,375	72,771,238
Overseas Equity Index	249,911,029	32,390,444	53,062,495	(20,672,051)
Model Portfolio Savings Oriented	291,554,792	20,872,624	—	20,872,624
Model Portfolio Conservative Growth	567,899,637	42,101,117	—	42,101,117
Model Portfolio Traditional Growth	1,406,337,929	105,240,193	10,956,759	94,283,434
Model Portfolio Long-Term Growth	1,756,311,484	151,843,269	21,234,991	130,608,278
Model Portfolio All-Equity Growth	665,402,076	49,067,708	9,025,772	40,041,936
Milestone Retirement Income	226,270,111	8,374,788	—	8,374,788
Milestone 2010	223,551,687	12,801,363	—	12,801,363
Milestone 2015	402,363,945	27,071,542	—	27,071,542
Milestone 2020	427,312,469	33,078,072	—	33,078,072
Milestone 2025	341,647,505	29,725,109	—	29,725,109
Milestone 2030	266,491,398	27,959,980	—	27,959,980
Milestone 2035	174,040,069	20,160,661	—	20,160,661
Milestone 2040	164,740,902	24,815,627	—	24,815,627
Milestone 2045	47,986,764	4,917,801	—	4,917,801
Milestone 2050	500,055	3,390	496	2,894

7. Portfolio Securities Loaned

Certain funds lend securities to approved borrowers to seek to earn additional income. As of September 30, 2012 certain funds had loaned securities, which were collateralized by cash or other forms of collateral as provided for in the Company’s Securities Lending Agency Agreement with JPMorgan Chase Bank, N.A. at least equal to the market value of the securities loaned. The funds receive dividends and interest on the loaned securities and a portion of interest earned on reinvested collateral. All securities loaned are marked to market daily in U.S. dollars and collateral is received and released accordingly on the following day to achieve the required collateralization for the previous day’s market value. The fund may terminate a loan at any time and generally expects to receive the securities loaned within the normal settlement period for the security involved. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The fund may not retain voting rights on securities while they are on loan. Voting rights on the loaned securities may pass to the borrower. The funds, however, are entitled to terminate or recall the loans to vote proxies or otherwise obtain rights to vote or consent with respect to a material event.

The funds will be indemnified by its custodian for securities lending programs conducted through the custodian if, at the time of a default by a borrower, some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall deposit in the funds’ accounts securities of the same number, issue, type, class and series of the unreturned loaned securities. If the custodian is unable to purchase replacement securities, it will credit to the funds’ accounts an

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

amount equal to the market value of the unreturned loaned securities. For purposes of calculating the amount of credit to a fund’s account, the market value of U.S. securities will be determined as of the date on which the custodian posts the credit to the fund and the market value of the U.S. securities may be more or less than it was on the date the securities were due to be returned to the fund. For non-U.S. securities, the market value of the securities to be credited to a fund is determined as of the date the securities were due to be returned to the fund.

The market value of the securities on loan and the value of the related collateral as of September 30, 2012, were as follows:

Fund	Securities on Loan	Collateral	Collateralization
Low Duration Bond	$24,584,836	$25,094,847	102%
Inflation Protected Securities	302,955	307,500	102%
Equity Income	95,121,593	97,746,698	103%
Growth & Income	27,890,679	28,625,948	103%
Growth	29,666,118	30,198,607	102%
Select Value	24,417,635	25,134,156	103%
Aggressive Opportunities	150,807,202	154,655,923	103%
Discovery	11,706,495	11,987,926	102%
International	81,589,221	85,495,530	105%
Core Bond Index	24,372,425	24,886,702	102%
500 Stock Index	14,409,520	14,799,402	103%
Broad Market Index	27,559,747	28,421,333	103%
Mid/Small Company Index	59,374,840	61,997,493	104%
Overseas Equity Index	12,299,062	13,028,793	106%

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; the Company’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Wilshire® , the Wilshire IndexesSM, Wilshire 5000 Total Market IndexSM, and Wilshire 4500 Completion IndexSM are service marks of Wilshire Associates Incorporated (“Wilshire”) and have been licensed for use by The Vantagepoint Funds (the “Funds”), on behalf of the Broad Market Index Fund and the Mid/Small Company Index Fund, respectively. All content of the Wilshire Indexes and the aforementioned indexes is ©2012 Wilshire Associates Incorporated, all rights reserved. The Funds are not sponsored, endorsed, sold or promoted by Wilshire, and Wilshire makes no representations or warranties with respect to the Funds. Wilshire has no relationship with The Vantagepoint Funds, other than the licensing of the aforementioned indexes and its service marks for use in connection with these two Funds. Wilshire does not:

•	Sponsor, endorse, sell or promote the Funds.

•	Recommend that any person invest in the Funds or any other securities.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds.

•	Have any responsibility or liability for the administration, management or marketing of the Funds.

•	Consider the needs of the Funds or their shareholders in determining, composing or calculating the above indexes or have any obligation to do so.

Wilshire shall have no liability in connection with the Funds. Specifically, Wilshire makes no representation or warranty, express or implied, regarding:

•	The results to be obtained by the Funds, their shareholders or any other person in connection with the use of the above indexes and the data included in those indexes;

•	The accuracy or completeness of these indexes and any related data; or

•	The merchantability or the fitness for a particular purpose or use of these indexes and/or its related data.

Wilshire shall not have any liability for any errors, omissions or interruptions in the above indexes or related data. Under no circumstances will Wilshire be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Wilshire knows that they might occur. The licensing agreement between The Vantagepoint Funds, on behalf of the Broad Market Index Fund and the Mid/Small Company Index Fund, and Wilshire is solely for the Funds’ benefit and not for the benefit of Fund shareholders or any other third parties.

“Standard & Poor’s “, “S&P “, “S&P 500 “, “Standard & Poor’s 500 “, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Vantagepoint Funds for the Vantagepoint 500 Stock Index Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., and makes no representation regarding the advisability of investing in the Fund.

Item 2 (Controls and Procedures):

Sub-item 2(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures by registrant’s management as of a date within 90 days of the filing of this report.

Sub-item 2(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 (Exhibits):     The required certifications of the principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date	November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date	November 27, 2012

By:	/s/ Elizabeth Glista
Elizabeth Glista, Principal Financial Officer

Date	November 27, 2012